                                                     REGISTRATION NO. 333-19925
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                      POST-EFFECTIVE AMENDMENT NO. 27    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 376           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485
    [X]On May 1, 2019 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 27 ("PEA") to the Form N-4 Registration Statement No. 333-19925 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Variable Immediate Annuity

A combination variable and fixed immediate annuity contract


PROSPECTUS DATED MAY 1, 2019


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE VARIABLE IMMEDIATE ANNUITY?

The Variable Immediate Annuity is a single premium payout annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. The contract offers a variable income annuity option funded by one or more of the variable investment options. The contract also offers a fixed income annuity option funded by our general account. This option may only be elected in combination with the variable income annuity option.

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully. All features and benefits described in this prospectus may not have been available at the time you purchased your contract.

VARIABLE INVESTMENT OPTIONS:
--------------------------------------------------------------------------------

.. EQ/AB Small Cap Growth/(1)/
.. EQ/Large Cap Value Managed Volatility/(1)/
.. EQ/Moderate Allocation/(1)/

.. Charter/SM/ Multi-Sector Bond
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Money Market
.. EQ/Quality Bond PLUS
.. Multimanager Aggressive Equity
--------------------------------------------------------------------------------
-------------

(1)This is the variable investment option's new name which may continue to be used in certain documents for a period of time after the date of this prospectus. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.


You may allocate amounts to the variable investment options. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio as compared to the assumed interest rate.

FIXED INCOME ANNUITY OPTION. You may allocate a portion of your premium payment to the fixed income annuity option. The portion of your annuity payments you receive from the fixed income annuity option will be the same each month and will not fluctuate. You can only elect the fixed income annuity option at the time you purchase a Variable Immediate Annuity. You cannot transfer funds between the fixed income annuity option and the variable income annuity option.

TYPES OF CONTRACTS. We offer the contract for use as an annuity to pay out your benefits under:

..   a nonqualified annuity ("NQ") for after-tax contributions only

..   a plan qualified under Section 401(a) of the Internal Revenue Code

..   a traditional individual retirement annuity ("IRA")

..   an Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA")

A minimum premium payment of $10,000 is required to purchase this contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI"), dated May 1, 2019, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4993, Syracuse, NY 13221 or calling
(800) 245-1230. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE 30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035 or sending an email request to EquitableFunds@dfinsolutions.com. Your election to receive reports in paper will apply to all portfolio companies available under your contract.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                              Variable Immediate Annuity (IF/NB)
                                                                         #646197

Contents of this Prospectus

--------------------------------------------------------------------------------

          Index of key words and phrases                           4
          Who is AXA Equitable?                                    5
          How to reach us                                          6
          Variable Immediate Annuity at a glance -- key features   7
          Fee table                                                8

          ------------------------------------------------------------
          1. CONTRACT FEATURES AND BENEFITS                        9
          ------------------------------------------------------------
          How you can purchase a contract                          9
          Owner and annuitant requirements                         9
          What are your investment options under the contract?     9
          Portfolios of the Trusts                                10

          ------------------------------------------------------------
          2. SELECTING YOUR ANNUITY OPTION                        13
          ------------------------------------------------------------
          Allocating your premium payment                         13
          Transfers among the variable investment options         13
          Your right to cancel within a certain number of days    13
          Your annuity payout option                              14
          Determining your monthly variable payments              15
          Assumed Investment Return                               15

          ------------------------------------------------------------
          3. CHARGES AND EXPENSES                                 16
          ------------------------------------------------------------
          Charges that AXA Equitable deducts                      16
          Charges that the Trusts deduct                          16

          ------------------------------------------------------------
          4. TAX INFORMATION                                      17
          ------------------------------------------------------------
          Overview                                                17
          Taxation of annuity payments                            17
          Additional tax on net investment income                 18
          Special rules for tax-favored retirement programs       18
          Tax withholding and information reporting               19
          Special rules for contracts issued in Puerto Rico       20
          Impact of taxes to AXA Equitable                        20

-------------

"Company," "We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.


To make this prospectus easier to read, we sometimes use different words than in the contract. Your financial professional can provide further explanation about your contract.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             5. MORE INFORMATION                                21
             ------------------------------------------------------
             About Separate Account A                           21
             About the Trusts                                   21
             About our general account                          21
             About your voting rights                           22
             Voting rights of others                            22
             Separate Account A voting rights                   22
             Changes in applicable law                          22
             Cybersecurity                                      22
             About legal proceedings                            22
             Financial Statements                               22
             Distribution of the contracts                      23

            -----------------------------------------------------------
            APPENDIX
            -----------------------------------------------------------
            I     --   Examples of how we determine variable
                         annuity payments for your single
                         premium payment and for variable
                         investment option transfers               I-1

            -----------------------------------------------------------
            STATEMENT OF ADDITIONAL INFORMATION
              Table of contents
            -----------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                                              PAGE

           annuitant                                              9
           annuity payout options                                14
           annuity unit                                          13
           annuity unit value                                    13
           Assumed Investment Return ("AIR")                     15
           business day                                           9
           contract date                                          7
           contract date anniversary                              7
           contract year                                          7
           fixed income annuity option                            1
           IRA                                                1, 17
           IRS                                                   17
           life contingency                                      14

                                                               PAGE

            net investment return                                13
            nonqualified annuity                                 17
            portfolio                                             8
            premium payment                                       9
            processing office                                  1, 6
            qualified annuity                                    17
            Required Beginning Date                              19
            SAI                                                   1
            traditional IRA                                      18
            TSA                                                   1
            variable income annuity option                        1
            variable investment options                        1, 9

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

Send all written communications to our processing office:

AXA Equitable
Variable Immediate Annuity
Benefit Payment Service Group
P.O. Box 4993
Syracuse, NY 13221

 CUSTOMER SERVICE REPRESENTATIVE:

During our regular business hours you may call (800) 245-1230, our toll-free number, to speak with one of our customer service representatives. Our customer service representatives are available on any business day Monday through Friday from 9:00 a.m. until 5:00 p.m., Eastern Time.

You should send all notices and requests to our processing office at the address above.

WE HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1)beneficiary changes; and

(2)transfers among variable investment options.

In addition, we have available a form for address changes. You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests is the owner. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

                             WHO IS AXA EQUITABLE?

Variable Immediate Annuity at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT      The Variable Immediate Annuity's variable investment
MANAGEMENT                   options invest in different portfolios managed by
                             professional investment advisers.
-----------------------------------------------------------------------------------------
FIXED INCOME ANNUITY OPTION  .   Provides fixed annuity payments supported by our
                                 general account.
                             .   This option can only be selected when you purchase your
                                 Variable Immediate Annuity.
                             .   You may not allocate 100% of your premium payment to
                                 the fixed income annuity option.
-----------------------------------------------------------------------------------------
TAX ADVANTAGES               .   No tax on transfers inside the contract when you make
                                 transfers among the variable investment options.
-----------------------------------------------------------------------------------------
YOUR ANNUITY PAYMENTS        .   We make monthly annuity payments to you based on the
                                 annuity option you choose.
                             .   Once issued, the contract may not be surrendered. The
                                 contract does not have a cash surrender value.
-----------------------------------------------------------------------------------------
PAYOUT OPTIONS               .   Life Annuity
                             .   Life Annuity -- period certain
                             .   Joint and Survivor Life Annuity
                             .   Joint and Survivor Life Annuity -- period certain
-----------------------------------------------------------------------------------------
ADDITIONAL FEATURES          .   You may transfer funds among the variable investment
                                 options once a year on the contract date anniversary.
                                 There is no charge for such transfers. Transfers are
                                 permitted monthly for contracts issued in New York.
                             ------------------------------------------------------------
                             THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT.
                             THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY
                             COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER
                             REQUIRED DOCUMENTS, AND YOUR INITIAL PREMIUM PAYMENT. YOUR
                             CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH
                             PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH
                             PERIOD AFTER THAT DATE IS A "CONTRACT YEAR." THE END OF
                             EACH 12-MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY."
                             FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT
                             ANNIVERSARY IS APRIL 30.
-----------------------------------------------------------------------------------------
FEES AND CHARGES             .   Please see "Fee table" later in this prospectus for
                                 complete details.
-----------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE. ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights, and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions.

If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

            VARIABLE IMMEDIATE ANNUITY AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying and owning the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees that you will pay at the time you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

-----------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR PREMIUM PAYMENT WHEN YOU
PURCHASE YOUR CONTRACT
-----------------------------------------------------------------
Administrative expense charge/(1)/                        $350
-----------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------

                                                             Maximum  Current
                                                             -------  -------
Mortality and expense risks                                  1.25%    0.40%
Administration                                               0.30%    0.10%
                                                             -----    -----
VARIABLE INVESTMENT OPTION TOTAL ANNUAL EXPENSES             1.55%    0.50%
------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that     Lowest Highest
are deducted from portfolio assets including management      ------ -------
fees, service fees, and/or other expenses)/(2)/              0.58%  1.19%
-                                                            --------------


Notes:

(1)We deduct this one-time charge for administrative expenses of the contract.

(2)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE A CONTRACT

You may purchase a contract by making a single premium payment to us. Your premium payment must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept cash or traveler's checks. We do not accept third-party checks endorsed to us except for rollover payments, or trustee checks that involve no refund. All checks are accepted subject to our ability to collect the funds. We may also, subject to terms we may require, allow a premium payment to be made by a wire transfer or other means. We reserve the right to reject a payment if it is received in an unacceptable form.

Your premium payment must be accompanied by an application and any other form we need to process the payment. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the premium payment to you unless you specifically direct us to keep your premium payment until we receive the required information.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS.
--------------------------------------------------------------------------------

OWNER AND ANNUITANT REQUIREMENTS

The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner, except for IRA and TSA contracts where the owner and annuitant must be the same person. The contract owner receives the payments under the contract, unless a different payee is named.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed income annuity option.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options as compared to the assumed interest rate will depend on the investment performance of the underlying portfolios. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their investment advisers.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS. VARIABLE INVESTMENT OPTIONS ARE REFERRED TO AS INVESTMENT FUNDS IN THE CONTRACT.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable and/or its affiliates may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your premium payment" for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy") and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a (check mark) under the column entitled "Volatility Management."

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

                        CONTRACT FEATURES AND BENEFITS

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA Equitable variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


Your first two (or three) monthly annuity payments are based on your contract's assumed base rate of net investment return. Subsequently, your monthly annuity payments are calculated using your net investment return. Any negative effect caused by the ATP feature on the performance of Portfolios you are invested in will reduce your net investment return. If your net investment return is less than your Assumed Investment Return, your monthly payments will be reduced. See "Determining your monthly variable payments," later in this Prospectus.


---------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST --                                                                             INVESTMENT ADVISER (AND
 CLASS A SHARES                                                                       SUB-ADVISER(S),
 PORTFOLIO NAME        OBJECTIVE                                                      AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
CHARTER/SM/            Seeks to achieve a high total return through a                 .   AXA Equitable Funds
  MULTI-SECTOR BOND    combination of current income and capital                          Management Group, LLC
                       appreciation.
---------------------------------------------------------------------------------------------------------------------
EQ/MODERATE            Seeks to achieve long-term capital appreciation and            .   AXA Equitable Funds
  ALLOCATION/*(1)/     current income.                                                    Management Group, LLC
---------------------------------------------------------------------------------------------------------------------

 EQ ADVISORS TRUST --                                                                 INVESTMENT ADVISER (AND
 CLASS A SHARES                                                                       SUB-ADVISER(S),
 PORTFOLIO NAME        OBJECTIVE                                                      AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP        Seeks to achieve long-term growth of capital.                  .   AllianceBernstein L.P.
  GROWTH/*(2)/                                                                        .   AXA Equitable Funds
                                                                                          Management Group, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Seeks to achieve a total return before expenses that           .   AllianceBernstein L.P.
  INDEX                approximates the total return performance of the Russell       .   AXA Equitable Funds
                       3000(R) Index, including reinvestment of dividends, at a           Management Group, LLC
                       risk level consistent with that of the Russell 3000(R) Index.
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX    Seeks to achieve a total return before expenses that           .   AllianceBernstein L.P.
                       approximates the total return performance of the               .   AXA Equitable Funds
                       Standard & Poor's 500 Composite Stock Index,                       Management Group, LLC
                       including reinvestment of dividends, at a risk level
                       consistent with that of the Standard & Poor's
                       Composite Stock Index.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE        Seeks to achieve a total return before expenses that           .   AXA Equitable Funds
  GOVERNMENT BOND      approximates the total return performance of the                   Management Group, LLC
                       Bloomberg Barclays U.S. Intermediate Government                .   SSgA Funds Management,
                       Bond Index, including reinvestment of dividends, at a              Inc.
                       risk level consistent with that of the Bloomberg Barclays
                       U.S. Intermediate Government Bond Index.
---------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST --              INVESTMENT ADVISER (AND
 CLASS A SHARES        SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME        AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------
CHARTER/SM/            .   AXA Equitable Funds
  MULTI-SECTOR BOND        Management Group, LLC

-------------------------------------------------------------------
EQ/MODERATE            .   AXA Equitable Funds        (check mark)
  ALLOCATION/*(1)/         Management Group, LLC
-------------------------------------------------------------------

 EQ ADVISORS TRUST --  INVESTMENT ADVISER (AND
 CLASS A SHARES        SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME        AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------
EQ/AB SMALL CAP        .   AllianceBernstein L.P.
  GROWTH/*(2)/         .   AXA Equitable Funds
                           Management Group, LLC
-------------------------------------------------------------------
EQ/COMMON STOCK        .   AllianceBernstein L.P.
  INDEX                .   AXA Equitable Funds
                           Management Group, LLC

-------------------------------------------------------------------
EQ/EQUITY 500 INDEX    .   AllianceBernstein L.P.
                       .   AXA Equitable Funds
                           Management Group, LLC



-------------------------------------------------------------------
EQ/INTERMEDIATE        .   AXA Equitable Funds
  GOVERNMENT BOND          Management Group, LLC
                       .   SSgA Funds Management,
                           Inc.


-------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------

 EQ ADVISORS TRUST --                                                             INVESTMENT ADVISER (AND
 CLASS A SHARES                                                                   SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME        OBJECTIVE                                                  AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Seeks to achieve a total return (before expenses) that     .   AllianceBernstein L.P.
  EQUITY INDEX         approximates the total return performance of a composite   .   AXA Equitable Funds
                       index comprised of 40% DJ Euro STOXX 50 Index, 25%             Management Group, LLC
                       FTSE 100 Index, 25% TOPIX Index and 10% S&P/ASX
                       200 Index, including reinvestment of dividends, at a risk
                       level consistent with that of the composite index.
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE     Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  MANAGED              emphasis on risk-adjusted returns and managing             .   AXA Equitable Funds
  VOLATILITY/*(3)/     volatility in the Portfolio.                                   Management Group, LLC
                                                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Massachusetts Financial
                                                                                      Services Company d/b/ a/
                                                                                      MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+)/   Seeks to obtain a high level of current income,            .   AXA Equitable Funds
                       preserve its assets and maintain liquidity.                    Management Group, LLC
                                                                                  .   The Dreyfus Corporation
------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS   Seeks to achieve high current income consistent with       .   AllianceBernstein L.P.
                       moderate risk to capital.                                  .   AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                  .   Pacific Investment
                                                                                      Management Company, LLC
------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Seeks to achieve long-term growth of capital.              .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY                                                               .   AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                  .   ClearBridge Investments,
                                                                                      LLC
                                                                                  .   Scotia Institutional
                                                                                      Asset Management U.S. Ltd.
                                                                                  .   T. Rowe Price Associates,
                                                                                      Inc.
                                                                                  .   Westfield Capital
                                                                                      Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------


(+)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(*)The chart below reflects the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the "FN" column corresponds with the number contained in the table above.



--------------------------------------------
FN   VARIABLE INVESTMENT OPTION NAME
--------------------------------------------
(1)  AXA Moderate Allocation
--------------------------------------------
(2)  AXA/AB Small Cap Growth
--------------------------------------------
(3)  AXA Large Cap Value Managed Volatility
--------------------------------------------


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 245-1230.

FIXED INCOME ANNUITY OPTION

If you allocate a portion of your premium payment to the fixed income annuity option, your payments under the fixed income annuity option will be the same each month and will not fluctuate. For more information, see "About our general account" in "More information" later in this prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Selecting your annuity option

--------------------------------------------------------------------------------

You may select the variable income annuity option funded through one or more of the variable investment options, alone, or in combination with the fixed income annuity option. When you purchase a Variable Immediate Annuity, the first two monthly payments are always fixed, and begin one month following the date we receive your premium payment. If you elect to receive the variable income annuity option as an income arrangement from your existing AXA Equitable deferred contract, the first three monthly payments will be fixed, and the payments will begin effective with the date that we receive your election.

For variable income options, the subsequent monthly annuity payments you received will increase or decrease depending on the investment performance of the variable investments you select. The amount of the payments you receive under the fixed income annuity option will be the same each month and will not fluctuate. If you choose a combination of the variable income annuity option and the fixed income annuity option, you will receive a single monthly payment representing the sum of the variable annuity and the fixed annuity payments due. You cannot transfer funds between the fixed income annuity option and variable income annuity option. Once issued, a contract may not be surrendered. The contract does not have a cash surrender value.

We offer several annuity payout options from which you may choose. See "Your annuity payout option" below.

ALLOCATING YOUR PREMIUM PAYMENT

You may allocate your premium payment to one or more, or all, of the variable investment options. You may also allocate your premium payment to the fixed income annuity option. However, you may not allocate 100% of your premium payment to the fixed income annuity option. Allocations must be in whole percentages that equal 100%.

When your premium payment is allocated to a variable investment option, it purchases "annuity units" in that option. We calculate the annuity units to be credited under a variable investment option by taking the dollar amount of the initial annuity payment and dividing it by the "annuity unit value" for that option. We use the annuity unit value calculated at the end of a "business day" in which we receive the premium payment at our processing office.

Once we allocate your premium payment to a variable investment option, the number of annuity units we credit under that investment option will not change unless you make a transfer to or from such option. The annuity unit value will increase or decrease with the investment results of the variable investment option minus daily charges for mortality and expense risks and asset-based administrative charges (compared to the assumed investment return). See "Assumed Investment Return" below. The investment results of a variable investment option depend on the investment performance of the corresponding portfolio. We discuss annuity units in greater detail under "Determining your monthly variable payments" below. We provide a description of how annuity unit values are calculated in the SAI.

--------------------------------------------------------------------------------
INVESTMENT RESULTS MINUS THE DAILY CHARGES IS THE "NET INVESTMENT RETURN OF THE PORTFOLIO."
--------------------------------------------------------------------------------

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors, LLC ("AXA Advisors") financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

You may transfer all or a portion of the annuity units in your variable investment options among the variable investment options once a year on the contract date anniversary. We may allow more frequent transfers in some cases, but you cannot transfer funds between the fixed income annuity option and variable income annuity option. You must make a transfer request to our processing office at least five days before the contract date anniversary; otherwise it may be returned. A transfer becomes effective on the next contract date anniversary after our processing office has received the request.

When you transfer annuity units in and out of the variable investment options, the annuity unit value is calculated on the effective date of the transfer. All transfers are confirmed in writing. Your transfer request must include the following:

..   your contract number;

..   the percentage of your annuity units (as of the date of your request) to be transferred; and

..   the variable investment options to and from which the units are to be transferred.

We do not charge you for any transfer among your variable investment options.

Please see the section "Allocating your premium payment" above for more information about your role in managing your allocations.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund less any payments you may have already received. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, and under certain circumstances, this "free look" period may be longer.

For your premium payment allocated to the variable investment options, your refund will equal your premium payment for such options plus or minus any investment gain or loss in the variable investment options through the date we receive your contract at our

                         SELECTING YOUR ANNUITY OPTION
processing office, less any annuity payments you may have already received. We will also automatically deduct the daily charges. For a premium payment allocated to the fixed income annuity option, your refund will equal the amount you allocated to the fixed income annuity option, without interest, less any payments you may have already received. However, some states require that we refund the full amount of your premium payment (not including any investment gain or loss). For an IRA contract (discussed under "Tax information" later in this prospectus) returned to us within seven days after you receive it, we are required to refund the full amount of your premium payment. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

If you reside in the state of Arizona and you purchased your contract as a replacement for a different variable annuity contract or you are age 65 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund of account value.

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial premium to the EQ/Money Market option or the EQ/MoneyMarket option and the fixed income annuity option, the amount of your refund will be equal to your premium (and less any payments you may have received) unless you make a transfer, in which case the amount of your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office. This amount could be less than your initial amount. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/MoneyMarket option or the EQ/Money Market option and the fixed income annuity option), your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office.

If you reside in the state of Florida, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the greater of the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract, or a refund of all contributions paid.

If you reside in the state of Texas, you may cancel your annuity contract and return it to us within 20 days from the date that you receive it and receive a refund. Your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the "free look" period; or

..   you change your mind before you receive your contract whether we have received your premium payment or not.

Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

YOUR ANNUITY PAYOUT OPTION

The Variable Immediate Annuity offers you several choices of annuity payout options to receive your monthly annuity payments. Restrictions may apply, depending on the type of contract you own.

-------------------------
 ANNUITY PAYOUT OPTIONS
-------------------------

Life annuity

Life annuity -- period certain

Joint and survivor life annuity

Joint and survivor life annuity -- period certain

ANNUITY PAYOUT OPTIONS

You may elect to receive your variable income annuity option payments, or your combined variable income annuity option and fixed income annuity option payments, on any one of the forms listed below. Although you may allocate a portion of your premium payment to both the fixed income annuity option and the variable income annuity option, you must select the same payout option for both.

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuing benefit following the annuitant's death, this annuity payout option provides the highest monthly payment of any of the life annuity payout options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot exceed the annuitant's life expectancy.

..   JOINT AND SURVIVOR LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the surviving annuitant for the rest of the surviving annuitant's life.

..   JOINT AND SURVIVOR LIFE ANNUITY WITH PERIOD CERTAIN: This annuity form guarantees payments for the rest of both annuitants' lives. In addition, if both annuitants die before the period certain ends, payments will continue to the beneficiary for the balance of the period certain. The certain period cannot exceed the joint life expectancy of the annuitants.

Each option involves a life contingency, which means that we guarantee that you will receive annuity payments for the rest of the annuitant's life and the life of any joint annuitant.

Because each annuity payout option involves a life contingency, the amount of your first monthly payment will depend on the annuitant's age, the age of any joint annuitant, and the sex of the annuitant and any joint annuitant.

All other factors being equal, the older the annuitant is at the time of purchase, generally the larger the amount of your monthly payments.

                         SELECTING YOUR ANNUITY OPTION

The annuity payout options that do not involve a period certain or a joint annuitant generally will provide you with a higher monthly payment than options that involve those features. In addition, generally monthly payments for female annuitants are lower than for male annuitants of the same age.

DETERMINING YOUR MONTHLY VARIABLE PAYMENTS

The amount of your first monthly variable annuity payment ("monthly payment") will depend on the following factors:

..   the amount applied to purchase the annuity;

..   the assumed base rate of net investment return;

..   the form of distribution (annuity payout option you select);

..   the annuitant's age and any joint annuitant's age (as discussed above); and

..   the sex of the annuitant(s) (as discussed above).

We do not guarantee or project growth in value of your variable annuity payments. Once you choose an annuity payout option and payments begin, you cannot change the payout option.

When you purchase a Variable Immediate Annuity, the first two monthly payments are always fixed, and begin one month following the date we receive your premium payment. If you elect to receive the variable income annuity option as an income arrangement from your existing AXA Equitable deferred contract, the first three monthly payments will be fixed, and the payments will begin effective with the date that we receive your election. For variable income options, the subsequent monthly annuity payments you receive will vary according to the net investment return of the variable investment options you select to fund the variable payments compared to the Assumed Investment Return ("AIR"). After the fixed payments, we will calculate each monthly payment by multiplying a variable investment option's average annuity unit value by the number of annuity units credited to you under that option. For purposes of this calculation:

The number of annuity units equals the first monthly payment divided by the annuity unit value on the business day we receive the premium payment.

The average annuity unit value equals the average of the annuity unit values for the calendar month that is two months before the date the payment is due.

In the case of a transfer between variable investment options, we calculate the number of annuity units by dividing the dollar value of the transfer by the annuity unit value of the variable investment options you are transferring into on the contract date anniversary, or such other date as we may allow, in accordance with our procedures.

ASSUMED INVESTMENT RETURN

To calculate your initial monthly payment, we assume a specific rate of return is earned under your contract. This is the assumed base rate of net investment return ("AIR"). All contracts have an AIR of 5%, except for contracts issued in states where a 3.5% AIR (maximum) is used.

If a variable investment option's net investment return equals the AIR, then the annuity unit value will not change. If the net investment return is greater than the AIR, then the annuity unit value will increase. The unit value will increase by approximately the excess of the net investment return over the AIR adjusted for daily compounding. On the other hand, if the net investment return is less than the AIR, then the annuity unit value will decrease.

Monthly payments under contracts with AIRs of 3.5% will at first be smaller than those under contracts with AIRs of 5%. Monthly payments under contracts with AIRs of 3.5% also will generally rise more rapidly when annuity unit values are rising, and will fall more slowly when annuity unit values are falling, than those under contracts with AIRs of 5%.

                         SELECTING YOUR ANNUITY OPTION

3. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following one-time charges from your premium payment:

..   An administrative expense charge.

..   A charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the annuity unit values:

..   A mortality and expense risks charge.

..   An asset-based administrative charge.

More information about these charges appears below.

ADMINISTRATIVE EXPENSE CHARGE

We deduct a one-time charge of $350 from your premium payment for administrative expenses of the contract. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. We deduct this charge from your premium payment. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5% of your premium payment.

MORTALITY AND EXPENSE RISKS CHARGE AND ASSET-BASED ADMINISTRATIVE CHARGE

We deduct a daily charge at an effective annual rate of 0.50% of the net assets in each variable investment option. This charge is reflected in the annuity unit values for the particular variable investment option. We reserve the right to increase this charge to an annual rate of 1.55%, which covers maximum mortality and expense risk charges of 1.25% and maximum asset-based administrative charges of 0.30%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions and other expenses related to the purchase and sale of securities.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their annuity unit values. The EQ/Moderate Allocation portfolio available under the contract in turn invests in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts that are attached at the end of this prospectus.

                             CHARGES AND EXPENSES

4. Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Variable Immediate Annuity contracts owned by United States taxpayers. The tax rules can differ, depending on whether the annuity is purchased with after-tax dollars and is not used to fund any type of qualified retirement plan ("nonqualified annuity"), or the annuity is purchased wholly or partially with pre-tax dollars and will be used to fund payouts from tax-favored retirement plans ("qualified annuity").

Federal income tax rules include the United States laws in the Internal Revenue Code and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

TAXATION OF ANNUITY PAYMENTS

We designed the Variable Immediate Annuity contract to qualify as an "annuity" for purposes of federal income tax rules. The taxable portion of annuity payments is treated as ordinary income and is subject to income tax withholding. See "Tax withholding and information reporting" below.

The Variable Immediate Annuity contract is a payout annuity -- that is, funds are applied to a payment stream measured by the annuitant's (and any joint annuitant's) life, which payment stream is at least as long as any period certain elected.

The federal income tax treatment of your Variable Immediate Annuity contract payments will depend on whether you have a "tax basis" or "investment in the contract," that is, whether you have purchased the contract with any after-tax funds. Where contributions to fund a tax-favored retirement program annuity are all pre-tax funds, all amounts distributed from the contract are fully taxable for federal income tax purposes. However, where a contract has been purchased wholly or partially with after-tax funds, you are entitled to get back without paying tax ("tax free"), the portion of each payment that is attributed to these after-tax funds. Special rules apply to individual retirement annuity ("IRA") contracts, as discussed in "Taxation of payments" under "IRAs" below.

The formula for determining the tax-free portion of each payment varies slightly depending on whether the contract is a nonqualified annuity, a TSA or used to fund a qualified plan. Generally, the tax-free portion of each payment is based on the ratio of the after-tax investment in the contract, adjusted for any guaranteed period, divided by the expected number of payments, as determined in accordance with Treasury Regulations. For a qualified plan or TSA annuity, no adjustment for a guaranteed period is required. The expected number of payments is generally determined under a statutory table. In all cases, the remainder of each payment will be taxable. Special rules apply if the variable annuity payments you actually receive in a year are less than the amount permitted to be recovered tax free. After you recover your total investment in the contract, subsequent payments are fully taxable. If payments stop as a result of death, a deduction for any unrecovered investment will be allowed.

Payments will generally receive the same income tax treatment that applies to payments made to you while you are living if they are made to:

..   a successor owner after your death and while the annuitant is still alive;
    or

..   a joint annuitant after the death of the annuitant; or

..   a beneficiary under a life income period certain Variable Immediate Annuity after the death of the annuitant during the certain period.

EARLY DISTRIBUTION PENALTY TAX

If you take a distribution before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to income tax. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

(1)on or after your death; or

(2)because you are disabled (special federal income tax definition); or

(3)in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary; or

(4)payments under an immediate annuity.

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AN "IMMEDIATE ANNUITY" IS GENERALLY AN ANNUITY UNDER WHICH PAYMENTS BEGIN
WITHIN ONE YEAR FROM PURCHASE AND PROVIDES FOR A SERIES OF SUBSTANTIALLY EQUAL PERIODIC PAYMENTS MADE AT LEAST ANNUALLY.
--------------------------------------------------------------------------------
We believe your annuity payments should not be subject to the 10% penalty under exception (3) or (4) above.

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ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS

QUALIFIED PLANS AND TSAS

DISTRIBUTION RESTRICTIONS AND PENALTY TAXES

Certain retirement programs restrict the ability to make distributions from funds that are attributed to contributions made from salary reductions, generally until the plan participant:

..   is age 59 1/2; or

..   has died; or

..   is disabled (special federal income tax definition); or

..   is separated from service.

In addition, distribution from any unrestricted funds in the form of a life-contingent annuity prior to age 59 1/2 may be subject to a 10% additional income tax penalty unless the individual has separated from service. Also, the Employee Retirement Income Security Act of 1974, as amended, may require that benefits under the program be paid in a specified form or require spousal consent to elect another form.

MINIMUM DISTRIBUTION RULES

Generally, a life-contingent annuity such as the Variable Immediate Annuity contract will meet the rules requiring minimum distributions to be made from qualified plans, 403(b) plans, and individual retirement annuities, beginning in the year the individual is required to begin minimum distributions. To qualify, the total expected future payments as of the annuity starting date under the annuity contract must exceed the total value being annuitized and any payment increases are in accordance with one or more of the items permitted in Treasury Regulations. Minimum distributions generally must begin in the year the individual is age 70 1/2, but may be delayed if the individual is age
70 1/2 but not retired from service with the employer sponsoring the plan. If the individual elects a period certain on the life-contingent contract, the period certain cannot be longer than the individual's life expectancy (or joint life expectancies of the individual and a beneficiary) as prescribed by the IRS.

IRAS

Your contract is designed to qualify as a traditional individual retirement annuity under Section 408(b) of the Internal Revenue Code. Your rights under the contract cannot be forfeited.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section covers some of the special tax rules that apply to traditional individual retirement arrangements. This disclosure does not apply to Roth IRAs. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the federal income tax rules.

For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

We have not applied for an opinion letter from the IRS approving the form of the contract as an IRA. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

We describe the amount and types of charges that may apply to your rollover/transfer payments under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Determining your monthly variable payments" earlier in this prospectus. We do not guarantee or project growth in your variable income annuity option payments (as opposed to payments from the fixed income annuity option discussed in "About our general account" under "More information" later in this prospectus).

CANCELLATION

You can cancel a contract issued as an IRA by following the directions under "Your right to cancel within a certain number of days" earlier in this prospectus. If you cancel an IRA contract, we may be required to withhold tax, and must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

FUNDING

This IRA may be funded through rollover or transfer of funds only and not through "regular" IRA payments out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an eligible rollover distribution from another eligible retirement plan. Other eligible retirement plans include a governmental employer 457(b) or EDC plan, a qualified plan or a 403(b) plan. The owner of the Variable Immediate Annuity IRA must also have been the owner of the individual retirement arrangement that is the source of funds (or the eligible retirement plan participant, as the case may be). Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted earlier in this section.

The surviving spouse beneficiary can roll over funds from a deceased owner's individual retirement arrangement, or other eligible retirement plan to purchase the Variable Immediate Annuity. In addition, the Variable Immediate Annuity may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic

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relations order. Also, the Variable Immediate Annuity can be transferred between spouses or former spouses as a result of a court-ordered divorce or separation decree.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   certain death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

If you have made any after-tax contributions to a qualified plan or TSA (but not a governmental employer 457(b) plan) they may be rolled over to a traditional IRA either in a direct rollover or a 60-day rollover you do yourself. As discussed below under "Taxation of Payments," AXA Equitable will report all distributions from the IRA as taxable amount not determined.

You are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA and reporting it to the IRS on your income tax returns.

If amounts that are not eligible to be rolled over are in fact rolled over to the Variable Immediate Annuity IRA, they may be subject to a 6% excise tax.

REQUIRED MINIMUM DISTRIBUTIONS

April 1, following the calendar year in which you reach age 70 1/2, is the "Required Beginning Date" -- the date on which required minimum distributions from an individual retirement arrangement are required to begin.

If you are past your Required Beginning Date, you may still purchase a Variable Immediate Annuity IRA, through transfer or rollover of funds; however, before the funds are transmitted to your contract, you must have taken the minimum distribution for the year in accordance with regulations.

As discussed above under "Qualified plans and TSAs" -- "Minimum distribution rules," payments from the Variable Immediate Annuity IRA should meet required minimum distribution rules that apply to life-contingent annuity payments, provided that life expectancy table rules are met for any period certain selected and the rules described in this section are met.

TAXATION OF PAYMENTS

All payments from the Variable Immediate Annuity IRA are reported to the IRS on Form 1099-R. If you establish the annuity through a direct transfer of individual retirement arrangement funds that include any nondeductible contributions, it is your responsibility to calculate the amount of each payment that is not subject to tax, based on filings you have made with the IRS and records you have been required to retain.

Distributions from an IRA are not eligible for ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY

Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from an IRA. You cannot use an IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax on the taxable portion of your periodic annuity payments. You may be able to elect out of this income tax withholding in some cases. Any income tax withheld is a credit against your income tax liability. If you do not

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have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules. Requests not to withhold federal income tax must be made in writing before receiving benefits under the Variable Immediate Annuity contract. Our processing office will provide forms for this purpose. No election out of withholding is valid unless you provide us with the correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, the state income tax withholding is completely independent of federal income tax withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Periodic payments are generally subject to wage-bracket type withholding (as if such payments were wages by an employer to an employee) unless you elect no withholding. Unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless you revoke it. You may revoke or change your withholding election at any time.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

SPECIAL RULES FOR CONTRACTS ISSUED IN PUERTO RICO

Income from the Variable Immediate Annuity contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from the Variable Immediate Annuity contract is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a Variable Immediate Annuity contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

We require owners or beneficiaries of annuity contracts in Puerto Rico that are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

IMPACT OF TAXES TO AXA EQUITABLE

The contract provides that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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5. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in a mutual fund other than or in addition to AXA Premier VIP Trust or EQ Advisors Trust; and

(8)to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify you in advance if we make any changes that result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, or other accrued rights or benefits.

ABOUT THE TRUSTS

AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio. AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

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The general account is subject to regulation and supervision by the New York
State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in the prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

VOTING RIGHTS OF OTHERS

The Trusts sell their shares to AXA Equitable's separate accounts and an affiliated qualified plan trust. In addition, shares of AXA Premier VIP Trust and EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to cast the number of votes equal to the dollar amount of reserves we are holding in a variable investment option for such contract owner divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-245-1230.

                               MORE INFORMATION

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.5% of total contributions. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 5.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays

                               MORE INFORMATION
the compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2018) received additional payments. These additional payments ranged from $536.67 to $6,370,912.47. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.



1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
Community America Financial Solution
CUNA Brokerage Services
CUSO Financial Services, L.P.
DPL Financial Partners
Equity Services Inc.
Farmer's Financial Solution
Geneos Wealth Management
Gradient Securities, LLC
H. Beck, Inc.
H.D. Vest Investment Securities, Inc.
Huntleigh Securities Corp.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
Lion Street Financial
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
Park Avenue Securities, LLC
PlanMember Securities Corp.
PNC Investments
Primerica Financial Services, Inc.
Prospera Financial Services
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo

                               MORE INFORMATION

Appendix I: Examples of how we determine variable annuity payments for your single premium payment and for variable investment option transfers

--------------------------------------------------------------------------------

The examples below show how we would determine the variable annuity payments for a given variable investment option at original issue, and upon transfer from that variable investment option to another after variable annuity payments have begun.


We assume that $100,000, after we deduct any fees that apply, was used to purchase a Variable Immediate Annuity contract under the EQ/Common Stock Index variable investment option on December 12, 2018. Based on an AIR of 5%, let us say that the resulting initial monthly payment of $800 beginning on that date, is for a female age 75 under a life annuity with 10-year period certain form. This payment represents, for purposes of this example, 80 EQ/Common Stock Index variable annuity units purchased, and is fixed for the first two payments and varies thereafter according to the EQ/Common Stock Index performance compared to the AIR.

We further assume that on the first contract date anniversary, December 11, 2019, we receive a request for a 40% transfer of variable annuity units from the EQ/Common Stock Index variable investment option to the EQ/International Equity Index variable investment option. Note that since payments (after the initial two) are based on an average unit annuity value for two months prior, a change in the payments resulting from the transfer does not occur until two months after the effective date of transfer.



-------------------------------------------------------------------------------
AS OF 12/12/18 (ORIGINAL ISSUE)
-------------------------------------------------------------------------------
(1)Premium applied*                                                    $100,000
(2)Initial monthly payment on 1/12/19                                  $    800
(3)EQ/Common Stock Index option annuity unit value (12/12/18)          $  10.00
(4)Number of EQ/Common Stock Index variable annuity units: (2)/(3)           80
-------------------------------------------------------------------------------
 AS OF 12/11/18 (ANNUITANT ELECTION TO TRANSFER 40% FROM EQ/COMMON STOCK INDEX
 TO EQ/INTERNATIONAL EQUITY INDEX OPTION)
-------------------------------------------------------------------------------
(5)EQ/Common Stock Index option annuity unit value (12/11/19)          $  11.25
(6)EQ/International Equity Index option annuity unit value (12/11/19)  $  10.00
(7)Portion of annuity units transferred to EQ/International Equity
   Index option: 40% x (4) x (5)/(6)                                         36
(8)Remaining annuity units in EQ/Common Stock Index option: 60% x (4)        48
-------------------------------------------------------------------------------
AS OF 12/11/18 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN
OCTOBER 2019)
-------------------------------------------------------------------------------
(9)Average EQ/Common Stock Index option annuity unit value (October
   2019)                                                               $  10.50
(10)Monthly payment under EQ/Common Stock Index option on 12/11/18:
    (4) x (9)                                                          $    840
-------------------------------------------------------------------------------
AS OF 1/11/19 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN
NOVEMBER 2019)
-------------------------------------------------------------------------------
(11)Average EQ/Common Stock Index option annuity unit value (November
    2019)                                                              $  11.25
(12)Monthly payment under EQ/Common Stock Index option on 1/11/19:
    (4) x (11)                                                         $    900
-------------------------------------------------------------------------------
AS OF 2/11/19 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN
DECEMBER 2019)
-------------------------------------------------------------------------------
(13)Average EQ/Common Stock Index option annuity unit value (December
    2019)                                                              $  11.50
(14)Average EQ/International Equity Index option annuity unit value
    (December 2019)                                                    $  11.00
(15)Monthly payment under EQ/Common Stock Index option on 2/11/19:
    (8) x (13)                                                         $    552
(16)Monthly payment under EQ/International Equity Index option on
    2/11/19: (7) x (14)                                                $    396
(17)Total monthly payment on 2/11/20: (15) + (16)                      $    948
-------------------------------------------------------------------------------

* After deduction of the $350 administrative expense charge (See "Charges and expenses" for more information).

Annuity unit values shown in the above example are hypothetical and used for illustrative purposes only. The example is not a representation or projection of the amount of annuity payments that would actually be received under the contract.

                                      I-1

  APPENDIX I: EXAMPLES OF HOW WE DETERMINE VARIABLE ANNUITY PAYMENTS FOR YOUR
      SINGLE PREMIUM PAYMENT AND FOR VARIABLE INVESTMENT OPTION TRANSFERS

Statement of additional information

--------------------------------------------------------------------------------


TABLE OF CONTENTS
                                               PAGE

Who is AXA Equitable?                           2

Annuity unit values                             2

Custodian                                       3

Independent registered public accounting firm   3

Distribution of the contracts                   3

Financial Statements                            3


HOW TO OBTAIN A VARIABLE IMMEDIATE ANNUITY STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 245-1230 or send this request form to:
  AXA Equitable
  Variable Immediate Annuity
  Benefit Payment Service Group
  P.O. Box 4993
  Syracuse, NY 13221


----------------------------------------------------------------------------------
Please send me a Variable Immediate Annuity SAI for Separate Account A
dated May 1, 2019.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                     Variable Immediate Annuity
                                                                        #646758

Variable Immediate Annuity

A combination variable and fixed immediate annuity contract


STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019




--------------------------------------------------------------------------------


This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Variable Immediate Annuity prospectus dated May 1, 2019. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed income annuity option, that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. The fixed income annuity option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (AXA Equitable, Variable Immediate Annuity, Benefit Payment Service Group, P.O. Box 4993, Syracuse, New York 13221), by calling 1-800-245-1230 toll free, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Annuity Unit Values                                2

             Custodian                                          3

             Independent Registered Public Accounting Firm      3

             Distribution of the Contracts                      3

             Financial statements                               3





             Copyright 2019. AXA Equitable Life Insurance Company

  1290 Avenue of the Americas, New York, New York 10104. All rights reserved.


                                                                       #646758
888-1272                                            Variable Immediate Annuity

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


ANNUITY UNIT VALUES


We fixed the annuity unit value for the variable investment options of the Variable Immediate Annuity contract on October 1, 1997 for contracts with AIR of 5% and 3 1/2% a year, respectively. The following table shows the annuity unit values on December 31, 2009, December 31, 2010, December 31, 2011, December 31, 2012, December 31, 2013, December 31, 2014, December 31, 2015, December 31, 2016, December 31, 2017 and December 31, 2018 (rounded to two decimal places). For each valuation period, the annuity unit value is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract.



-------------------------------------------------------------------------------------------------------
                                      12/31/ 12/31/ 12/31 12/31 12/31 12/31 12/31/ 12/31/ 12/31/ 12/31/
 VARIABLE INVESTMENT OPTIONS   AIR    2009   2010   2011  2012  2013  2014  2015   2016   2017   2018
-------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Managed
  Volatility.................. 3 1/2%  0.60   6.52  5.92  6.69  8.38  9.24   8.66   9.64  10.50   9.47
                                   5%  0.58   6.21  5.56  6.19  7.65  8.31   7.67   8.42   9.05   8.04
-------------------------------------------------------------------------------------------------------
EQ/Moderate Allocation........ 3 1/2%  1.31   1.38  1.30  1.36  1.47  1.47   1.41   1.42   1.51   1.40
                                   5%  1.06   1.11  1.02  1.06  1.13  1.11   1.05   1.04   1.09   1.00
-------------------------------------------------------------------------------------------------------
Charter/SM/ Multi-Sector Bond. 3 1/2%  0.96   0.98  0.99  1.01  0.96  0.94   0.90   0.89   0.88   0.84
                                   5%  0.78   0.79  0.78  0.78  0.74  0.71   0.67   0.65   0.63   0.60
-------------------------------------------------------------------------------------------------------
EQ/AB Small Cap Growth........ 3 1/2%  1.36   1.78  1.71  1.87  2.46  2.48   2.37   2.56   2.97   2.73
                                   5%  1.13   1.47  1.38  1.49  1.94  1.93   1.82   1.93   2.21   2.00
-------------------------------------------------------------------------------------------------------
EQ/Common Stock Index......... 3 1/2%  1.20   1.35  1.29  1.45  1.81  1.98   1.92   2.06   2.37   2.21
                                   5%  0.97   1.08  1.02  1.13  1.39  1.50   1.43   1.52   1.72   1.58
-------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index........... 3 1/2%  1.38   1.53  1.48  1.65  2.05  2.27   2.22   2.37   2.73   2.57
                                   5%  1.12   1.22  1.17  1.29  1.57  1.78   1.65   1.74   1.98   1.83
-------------------------------------------------------------------------------------------------------
EQ/International Equity Index. 3 1/2%  0.85   0.86  0.72  0.80  0.92  0.86   0.80   0.78   0.92   0.76
                                   5%  0.69   0.69  0.57  0.62  0.71  0.65   0.60   0.57   0.67   0.55
-------------------------------------------------------------------------------------------------------
EQ/Intermediate Government
  Bond........................ 3 1/2%  1.10   1.09  1.11  1.08  1.02  1.00   0.96   0.93   0.90   0.86
                                   5%  0.89   0.88  0.88  0.84  0.78  0.75   0.72   0.68   0.65   0.62
-------------------------------------------------------------------------------------------------------
EQ/Money Market............... 3 1/2%  0.94   0.91  0.87  0.84  0.81  0.78   0.75   0.72   0.69   0.67
                                   5%  0.77   0.73  0.69  0.65  0.62  0.59   0.56   0.53   0.50   0.48
-------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS.......... 3 1/2%  1.15   1.17  1.14  1.13  1.06  1.04   1.01   0.98   0.95   0.91
                                   5%  0.93   0.93  0.90  0.88  0.81  0.79   0.75   0.72   0.69   0.65
-------------------------------------------------------------------------------------------------------
Multimanager Aggressive
  Equity...................... 3 1/2%  0.68   0.78  0.70  0.77  1.00  1.09   1.09   1.09   1.35   1.33
                                   5%  0.55   0.62  0.56  0.60  0.76  0.82   0.82   0.80   0.98   0.95
-------------------------------------------------------------------------------------------------------

The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the variable investment option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust. This share value is after the deduction of fees and expenses of AXA Premier VIP Trust or EQ Advisors Trust.

(b)is the value of the variable investment options shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily mortality and expense risks charge and administrative charge relating to the contracts, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. The daily charges are at an effective annual rate not to exceed a total of 1.55%.

For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate, also known as the "assumed investment return," or "AIR." The average annuity unit value for a calendar month is equal to the average of the annuity unit values for such month.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the net contribution paid for a contract is enough to fund a Variable Immediate Annuity contract with a monthly payment of $100. Also assume that the annuity unit value of the variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on an average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (26.74 units times $3.56).


CUSTODIAN


AXA Equitable is the custodian for shares of any of the Trusts owned by Separate Account A.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2018 and for each of the two years in the period ended December 31, 2018, and the consolidated financial statements and financial statement schedules of AXA Equitable at December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $0 and $0 for each of the years 2018, 2017 and 2016. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $525,064,725 in 2018, $521,468,953 in 2017 and $542,160,541
in 2016. Of these amounts, AXA Advisors retained $242,921,348, $267,653,575 and $281,641,950 respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $466,293,494 in 2018, $480,771,028 in 2017 and $507,645,857 in 2016, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $7,262,669 respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2018............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2018.............................................................  FSA-52
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2018 and 2017.......................................  FSA-70
   Notes to Financial Statements...................................... FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2018 and 2017.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2018, 2017 and 2016.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Audited Consolidated Financial Statement Schedules.................   F-100

                                 FSA-1  #673841

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account A of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES/(2)/
1290 VT DOUBLELINE DYNAMIC ALLOCATION/(1)/
1290 VT DOUBLELINE OPPORTUNISTIC BOND/(1)/
1290 VT EQUITY INCOME/(1)/
1290 VT GAMCO MERGERS & ACQUISITIONS/(1)/
1290 VT GAMCO SMALL COMPANY VALUE/(1)/
1290 VT HIGH YIELD BOND/(1)/
1290 VT LOW VOLATILITY GLOBAL EQUITY/(2)/
1290 VT MICRO CAP/(2)/
1290 VT SMALL CAP VALUE/(1)/
1290 VT SMARTBETA EQUITY/(1)/
1290 VT SOCIALLY RESPONSIBLE/(1)/
ALL ASSET GROWTH-ALT 20/(1)/
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM(1)/
AXA 400 MANAGED VOLATILITY/(1)/
AXA 500 MANAGED VOLATILITY/(1)/
AXA 2000 MANAGED VOLATILITY/(1)/
AXA AGGRESSIVE ALLOCATION/(1)/
AXA BALANCED STRATEGY/(1)/
AXA CONSERVATIVE ALLOCATION/(1)/
AXA CONSERVATIVE GROWTH STRATEGY/(1)/
AXA CONSERVATIVE STRATEGY/(1)/
AXA CONSERVATIVE-PLUS ALLOCATION/(1)/
AXA GLOBAL EQUITY MANAGED VOLATILITY/(1)/
AXA GROWTH STRATEGY/(1)/
AXA INTERNATIONAL CORE MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL VALUE MANAGED VOLATILITY/(1)/
AXA LARGE CAP CORE MANAGED VOLATILITY/(1)/
AXA LARGE CAP GROWTH MANAGED VOLATILITY/(1)/
AXA LARGE CAP VALUE MANAGED VOLATILITY/(1)/
AXA MID CAP VALUE MANAGED VOLATILITY/(1)/
AXA MODERATE ALLOCATION/(1)/
AXA MODERATE GROWTH STRATEGY/(1)/
AXA MODERATE-PLUS ALLOCATION/(1)/
AXA/AB DYNAMIC MODERATE GROWTH/(1)/
AXA/AB SMALL CAP GROWTH/(1)/
AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
AXA/FRANKLIN BALANCED MANAGED VOLATILITY/(1)/
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY/(1)/
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY/(1)/
AXA/JANUS ENTERPRISE/(1)/
AXA/LOOMIS SAYLES GROWTH/(1)/
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY/(1)/
CHARTER/SM/ MODERATE/(3)/
CHARTER/SM/ MULTI-SECTOR BOND/(1)/
CHARTER/SM/ SMALL CAP GROWTH/(1)/
CHARTER/SM/ SMALL CAP VALUE/(1)/
EQ/AMERICAN CENTURY MID CAP VALUE/(2)/
EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
EQ/CAPITAL GUARDIAN RESEARCH/(1)/
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY/(1)/
EQ/COMMON STOCK INDEX/(1)/
EQ/CORE BOND INDEX/(1)/
EQ/EMERGING MARKETS EQUITY PLUS/(1)/
EQ/EQUITY 500 INDEX/(1)/
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP/(2)/
EQ/FRANKLIN RISING DIVIDENDS/(2)/
EQ/GLOBAL BOND PLUS/(1)/
EQ/GOLDMAN SACHS MID CAP VALUE/(2)/
EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
EQ/INTERNATIONAL EQUITY INDEX/(1)/
EQ/INVESCO COMSTOCK/(1)/
EQ/INVESCO GLOBAL REAL ESTATE/(2)/
EQ/INVESCO INTERNATIONAL GROWTH/(2)/
EQ/IVY ENERGY/(2)/
EQ/IVY MID CAP GROWTH/(2)/
EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
EQ/LARGE CAP GROWTH INDEX/(1)/
EQ/LARGE CAP VALUE INDEX/(1)/
EQ/LAZARD EMERGING MARKETS EQUITY/(2)/
EQ/MFS INTERNATIONAL GROWTH/(1)/
EQ/MFS INTERNATIONAL VALUE/(2)/
EQ/MFS TECHNOLOGY/(2)/
EQ/MFS UTILITIES SERIES/(2)/
EQ/MID CAP INDEX/(1)/
EQ/MONEY MARKET/(1)/
EQ/OPPENHEIMER GLOBAL/(1)/
EQ/PIMCO GLOBAL REAL RETURN/(1)/
EQ/PIMCO ULTRA SHORT BOND/(1)/
EQ/QUALITY BOND PLUS/(1)/
EQ/SMALL COMPANY INDEX/(1)/
EQ/T. ROWE PRICE GROWTH STOCK/(1)/
EQ/UBS GROWTH & INCOME/(1)/
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO/(1)/
FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
INVESCO V.I. DIVERSIFIED DIVIDEND FUND/(1)/

                                     FSA-2

INVESCO V.I. HIGH YIELD FUND/(1)/
INVESCO V.I. MID CAP CORE EQUITY FUND/(1)/
INVESCO V.I. SMALL CAP EQUITY FUND/(1)/
IVY VIP HIGH INCOME/(1)/
IVY VIP SMALL CAP GROWTH/(1)/
MFS(R) INVESTORS TRUST SERIES/(1)/
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO/(1)/
MULTIMANAGER AGGRESSIVE EQUITY/(1)/
MULTIMANAGER CORE BOND/(1)/
MULTIMANAGER MID CAP GROWTH/(1)/
MULTIMANAGER MID CAP VALUE/(1)/
MULTIMANAGER TECHNOLOGY/(1)/
OPPENHEIMER MAIN STREET FUND(R)/VA/(1)/
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO/(1)/
TARGET 2015 ALLOCATION/(1)/
TARGET 2025 ALLOCATION/(1)/
TARGET 2035 ALLOCATION/(1)/
TARGET 2045 ALLOCATION/(1)/
TARGET 2055 ALLOCATION/(1)/
TEMPLETON GLOBAL BOND VIP FUND/(1)/
VANECK VIP GLOBAL HARD ASSETS FUND/(1)/
-----------
(1)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for each of the two years in the period ended December 31, 2018.
(2)Statements of operations and of changes in net assets for the period
   October 22, 2018 (commencement of operations) through December 31, 2018.
(3)Statement of operations for the year ended December 31, 2018 and statements of changes in net assets for the year ended December 31, 2018 and the period May 19, 2017 (commencement of operations) through December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2019

We have served as the auditor of one or more of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

                                                                           1290 VT      1290 VT
                                                               1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO
                                                             CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &
                                                             SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*
                                                             ----------- ----------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $15,055   $10,732,111  $8,971,620    $ 96,569,629   $15,744,371
Receivable for shares of the Portfolios sold................        --            --          --              --         6,751
Receivable for policy-related transactions..................        --        19,032      27,706          36,712            --
                                                               -------   -----------  ----------    ------------   -----------
   Total assets.............................................    15,055    10,751,143   8,999,326      96,606,341    15,751,122
                                                               -------   -----------  ----------    ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        --        19,032      27,543          36,712            --
Payable for policy-related transactions.....................        --            --          --              --         6,751
                                                               -------   -----------  ----------    ------------   -----------
   Total liabilities........................................        --        19,032      27,543          36,712         6,751
                                                               -------   -----------  ----------    ------------   -----------
NET ASSETS..................................................   $15,055   $10,732,111  $8,971,783    $ 96,569,629   $15,744,371
                                                               =======   ===========  ==========    ============   ===========

NET ASSETS:
Accumulation unit values....................................   $15,055   $10,730,048  $8,971,783    $ 96,564,515   $15,733,306
Retained by AXA Equitable in Separate Account A.............        --         2,063          --           5,114        11,065
                                                               -------   -----------  ----------    ------------   -----------
TOTAL NET ASSETS............................................   $15,055   $10,732,111  $8,971,783    $ 96,569,629   $15,744,371
                                                               =======   ===========  ==========    ============   ===========

Investments in shares of the Portfolios, at cost............   $16,360   $11,458,054  $9,278,053    $142,369,914   $17,290,589

                                                             1290 VT GAMCO
                                                             SMALL COMPANY
                                                                VALUE*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $  903,708,753
Receivable for shares of the Portfolios sold................             --
Receivable for policy-related transactions..................        604,519
                                                             --------------
   Total assets.............................................    904,313,272
                                                             --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        604,519
Payable for policy-related transactions.....................             --
                                                             --------------
   Total liabilities........................................        604,519
                                                             --------------
NET ASSETS.................................................. $  903,708,753
                                                             ==============

NET ASSETS:
Accumulation unit values.................................... $  903,686,256
Retained by AXA Equitable in Separate Account A.............         22,497
                                                             --------------
TOTAL NET ASSETS............................................ $  903,708,753
                                                             ==============

Investments in shares of the Portfolios, at cost............ $1,014,988,922

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           1290 VT LOW                                1290 VT
                                                             1290 VT HIGH   VOLATILITY   1290 VT MICRO 1290 VT SMALL SMARTBETA
                                                             YIELD BOND*  GLOBAL EQUITY*     CAP*       CAP VALUE*    EQUITY*
                                                             ------------ -------------- ------------- ------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $14,452,919     $15,168       $136,751     $2,897,745   $2,503,562
Receivable for shares of the Portfolios sold................          --           2             --             --           --
Receivable for policy-related transactions..................      16,034          --         42,039         11,695      146,359
                                                             -----------     -------       --------     ----------   ----------
   Total assets.............................................  14,468,953      15,170        178,790      2,909,440    2,649,921
                                                             -----------     -------       --------     ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      16,034          --         42,036         11,695      146,261
Payable for policy-related transactions.....................          --           2             --             --           --
                                                             -----------     -------       --------     ----------   ----------
   Total liabilities........................................      16,034           2         42,036         11,695      146,261
                                                             -----------     -------       --------     ----------   ----------
NET ASSETS.................................................. $14,452,919     $15,168       $136,754     $2,897,745   $2,503,660
                                                             ===========     =======       ========     ==========   ==========

NET ASSETS:
Accumulation unit values.................................... $14,452,877     $15,168       $136,754     $2,890,485   $2,503,660
Retained by AXA Equitable in Separate Account A.............          42          --             --          7,260           --
                                                             -----------     -------       --------     ----------   ----------
TOTAL NET ASSETS............................................ $14,452,919     $15,168       $136,754     $2,897,745   $2,503,660
                                                             ===========     =======       ========     ==========   ==========

Investments in shares of the Portfolios, at cost............ $15,647,906     $16,093       $151,601     $3,532,380   $2,712,727

                                                             1290 VT SOCIALLY
                                                               RESPONSIBLE*
                                                             ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $51,158,992
Receivable for shares of the Portfolios sold................            --
Receivable for policy-related transactions..................        20,358
                                                               -----------
   Total assets.............................................    51,179,350
                                                               -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        20,380
Payable for policy-related transactions.....................            --
                                                               -----------
   Total liabilities........................................        20,380
                                                               -----------
NET ASSETS..................................................   $51,158,970
                                                               ===========

NET ASSETS:
Accumulation unit values....................................   $51,133,575
Retained by AXA Equitable in Separate Account A.............        25,395
                                                               -----------
TOTAL NET ASSETS............................................   $51,158,970
                                                               ===========

Investments in shares of the Portfolios, at cost............   $53,374,287

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                              AMERICAN FUNDS      AXA 400     AXA 500
                                                               ALL ASSET    INSURANCE SERIES(R)   MANAGED     MANAGED
                                                             GR0WTH-ALT 20*    BOND FUND/SM/    VOLATILITY* VOLATILITY*
                                                             -------------- ------------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $76,081,917       $47,002,383     $15,353,538 $26,148,027
Receivable for shares of the Portfolios sold................      189,522                --              --          --
Receivable for policy-related transactions..................           --            56,022          34,013      31,132
                                                              -----------       -----------     ----------- -----------
   Total assets.............................................   76,271,439        47,058,405      15,387,551  26,179,159
                                                              -----------       -----------     ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            55,993          34,013      31,132
Payable for policy-related transactions.....................      189,522                --              --          --
                                                              -----------       -----------     ----------- -----------
   Total liabilities........................................      189,522            55,993          34,013      31,132
                                                              -----------       -----------     ----------- -----------
NET ASSETS..................................................  $76,081,917       $47,002,412     $15,353,538 $26,148,027
                                                              ===========       ===========     =========== ===========

NET ASSETS:
Accumulation unit values....................................  $76,081,179       $47,002,412     $15,352,987 $26,144,201
Retained by AXA Equitable in Separate Account A.............          738                --             551       3,826
                                                              -----------       -----------     ----------- -----------
TOTAL NET ASSETS............................................  $76,081,917       $47,002,412     $15,353,538 $26,148,027
                                                              ===========       ===========     =========== ===========

Investments in shares of the Portfolios, at cost............  $80,382,779       $48,897,335     $18,494,173 $26,276,194

                                                              AXA 2000       AXA
                                                               MANAGED   AGGRESSIVE
                                                             VOLATILITY* ALLOCATION*
                                                             ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $7,425,087  $646,106,484
Receivable for shares of the Portfolios sold................         --            --
Receivable for policy-related transactions..................     24,325       358,945
                                                             ----------  ------------
   Total assets.............................................  7,449,412   646,465,429
                                                             ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............     24,325       358,945
Payable for policy-related transactions.....................         --            --
                                                             ----------  ------------
   Total liabilities........................................     24,325       358,945
                                                             ----------  ------------
NET ASSETS.................................................. $7,425,087  $646,106,484
                                                             ==========  ============

NET ASSETS:
Accumulation unit values.................................... $7,424,496  $646,094,147
Retained by AXA Equitable in Separate Account A.............        591        12,337
                                                             ----------  ------------
TOTAL NET ASSETS............................................ $7,425,087  $646,106,484
                                                             ==========  ============

Investments in shares of the Portfolios, at cost............ $8,748,748  $712,182,518

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                           AXA                       AXA
                                                                              AXA      CONSERVATIVE     AXA      CONSERVATIVE
                                                             AXA BALANCED CONSERVATIVE    GROWTH    CONSERVATIVE    -PLUS
                                                              STRATEGY*   ALLOCATION*   STRATEGY*    STRATEGY*   ALLOCATION*
                                                             ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $120,009,714 $ 97,138,590 $30,085,180   $8,883,010  $202,613,565
Receivable for shares of the Portfolios sold................           --       14,809          --           --            --
Receivable for policy-related transactions..................      166,846           --     139,131        8,447        84,007
                                                             ------------ ------------ -----------   ----------  ------------
   Total assets.............................................  120,176,560   97,153,399  30,224,311    8,891,457   202,697,572
                                                             ------------ ------------ -----------   ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      166,846           --     139,131        8,404        84,007
Payable for policy related transactions.....................           --       14,809          --           --            --
                                                             ------------ ------------ -----------   ----------  ------------
   Total liabilities........................................      166,846       14,809     139,131        8,404        84,007
                                                             ------------ ------------ -----------   ----------  ------------
NET ASSETS.................................................. $120,009,714 $ 97,138,590 $30,085,180   $8,883,053  $202,613,565
                                                             ============ ============ ===========   ==========  ============

NET ASSETS:
Accumulation unit values.................................... $120,009,386 $ 97,133,578 $30,083,779   $8,883,053  $202,590,846
Retained by AXA Equitable in Separate Account A.............          328        5,012       1,401           --        22,719
                                                             ------------ ------------ -----------   ----------  ------------
TOTAL NET ASSETS............................................ $120,009,714 $ 97,138,590 $30,085,180   $8,883,053  $202,613,565
                                                             ============ ============ ===========   ==========  ============

Investments in shares of the Portfolios, at cost............ $117,448,779 $103,492,081 $30,582,405   $9,140,211  $221,487,481

                                                             AXA GLOBAL
                                                               EQUITY
                                                               MANAGED
                                                             VOLATILITY*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $332,481,616
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................      113,338
                                                             ------------
   Total assets.............................................  332,594,954
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      113,338
Payable for policy related transactions.....................           --
                                                             ------------
   Total liabilities........................................      113,338
                                                             ------------
NET ASSETS.................................................. $332,481,616
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $332,447,508
Retained by AXA Equitable in Separate Account A.............       34,108
                                                             ------------
TOTAL NET ASSETS............................................ $332,481,616
                                                             ============

Investments in shares of the Portfolios, at cost............ $315,087,332

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                             AXA           AXA           AXA      AXA LARGE CAP
                                                                        INTERNATIONAL INTERNATIONAL INTERNATIONAL     CORE
                                                             AXA GROWTH CORE MANAGED     MANAGED    VALUE MANAGED    MANAGED
                                                             STRATEGY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ---------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $1,294,264 $145,289,914   $11,295,290  $152,725,050   $29,922,095
Receivable for shares of the Portfolios sold................        121           --         7,157            --            --
Receivable for policy-related transactions..................         --       73,545            --        55,010         5,325
                                                             ---------- ------------   -----------  ------------   -----------
   Total assets.............................................  1,294,385  145,363,459    11,302,447   152,780,060    29,927,420
                                                             ---------- ------------   -----------  ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --       73,545            --        55,010         5,325
Payable for policy-related transactions.....................         88           --         7,157            --            --
                                                             ---------- ------------   -----------  ------------   -----------
   Total liabilities........................................         88       73,545         7,157        55,010         5,325
                                                             ---------- ------------   -----------  ------------   -----------
NET ASSETS.................................................. $1,294,297 $145,289,914   $11,295,290  $152,725,050   $29,922,095
                                                             ========== ============   ===========  ============   ===========

NET ASSETS:
Accumulation unit values.................................... $1,294,297 $145,274,179   $11,293,511  $152,710,930   $29,906,579
Retained by AXA Equitable in Separate Account A.............         --       15,735         1,779        14,120        15,516
                                                             ---------- ------------   -----------  ------------   -----------
TOTAL NET ASSETS............................................ $1,294,297 $145,289,914   $11,295,290  $152,725,050   $29,922,095
                                                             ========== ============   ===========  ============   ===========

Investments in shares of the Portfolios, at cost............ $1,008,881 $148,775,142   $12,348,845  $155,697,308   $28,674,120

                                                             AXA LARGE CAP
                                                                GROWTH
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $670,915,625
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................       30,292
                                                             ------------
   Total assets.............................................  670,945,917
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       30,292
Payable for policy-related transactions.....................           --
                                                             ------------
   Total liabilities........................................       30,292
                                                             ------------
NET ASSETS.................................................. $670,915,625
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $670,858,214
Retained by AXA Equitable in Separate Account A.............       57,411
                                                             ------------
TOTAL NET ASSETS............................................ $670,915,625
                                                             ============

Investments in shares of the Portfolios, at cost............ $535,345,741

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                              AXA LARGE     AXA MID                                     AXA
                                                              CAP VALUE    CAP VALUE                  AXA MODERATE   MODERATE-
                                                               MANAGED      MANAGED     AXA MODERATE     GROWTH        PLUS
                                                             VOLATILITY*  VOLATILITY*   ALLOCATION*    STRATEGY*    ALLOCATION*
                                                             ------------ ------------ -------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $728,957,474 $415,507,432 $1,509,726,121 $72,443,970  $1,084,634,899
Receivable for policy-related transactions..................       80,915      106,653        631,697      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
   Total assets.............................................  729,038,389  415,614,085  1,510,357,818  72,537,818   1,085,207,596
                                                             ------------ ------------ -------------- -----------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       80,911      106,649        555,265      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
   Total liabilities........................................       80,911      106,649        555,265      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
NET ASSETS.................................................. $728,957,478 $415,507,436 $1,509,802,553 $72,443,970  $1,084,634,899
                                                             ============ ============ ============== ===========  ==============

NET ASSETS:
Accumulation unit values.................................... $726,016,718 $415,490,454 $1,504,484,348 $72,435,325  $1,084,607,767
Contracts in payout (annuitization) period..................    2,535,067           --      4,742,929          --              --
Retained by AXA Equitable in Separate Account A.............      405,693       16,982        575,276       8,645          27,132
                                                             ------------ ------------ -------------- -----------  --------------
TOTAL NET ASSETS............................................ $728,957,478 $415,507,436 $1,509,802,553 $72,443,970  $1,084,634,899
                                                             ============ ============ ============== ===========  ==============

Investments in shares of the Portfolios, at cost............ $591,456,619 $387,361,677 $1,666,638,973 $74,876,836  $1,195,271,198

                                                               AXA/AB
                                                              DYNAMIC
                                                              MODERATE
                                                              GROWTH*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $16,916,008
Receivable for policy-related transactions..................      20,190
                                                             -----------
   Total assets.............................................  16,936,198
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      20,190
                                                             -----------
   Total liabilities........................................      20,190
                                                             -----------
NET ASSETS.................................................. $16,916,008
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $16,915,760
Contracts in payout (annuitization) period..................          --
Retained by AXA Equitable in Separate Account A.............         248
                                                             -----------
TOTAL NET ASSETS............................................ $16,916,008
                                                             ===========

Investments in shares of the Portfolios, at cost............ $17,195,905

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                         AXA/FRANKLIN
                                                    AXA/      AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON
                                                 CLEARBRIDGE    BALANCED     SMALL CAP    ALLOCATION
                                    AXA/AB SMALL  LARGE CAP     MANAGED    VALUE MANAGED   MANAGED     AXA/JANUS
                                    CAP GROWTH*    GROWTH*    VOLATILITY*   VOLATILITY*  VOLATILITY*  ENTERPRISE*
                                    ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,004,689
Receivable for shares of the
 Portfolios sold...................           --       34,604      32,475            --           --            --
Receivable for policy-related
 transactions......................       64,897           --          --        13,571       59,279       195,717
                                    ------------ ------------ -----------   -----------  -----------  ------------
   Total assets....................  342,761,540  138,940,559  82,641,987    17,262,859   66,222,414   297,200,406
                                    ------------ ------------ -----------   -----------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       64,897           --          --        13,571       59,279       180,917
Payable for policy related
 transactions......................           --       34,604      32,475            --           --            --
                                    ------------ ------------ -----------   -----------  -----------  ------------
   Total liabilities...............       64,897       34,604      32,475        13,571       59,279       180,917
                                    ------------ ------------ -----------   -----------  -----------  ------------
NET ASSETS......................... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,019,489
                                    ============ ============ ===========   ===========  ===========  ============

NET ASSETS:
Accumulation unit values........... $340,588,897 $138,858,851 $82,598,150   $17,249,255  $66,141,226  $297,004,637
Contracts in payout
 (annunitization) period...........    2,012,010           --          --            --           --            --
Retained by AXA Equitable in
 Separate Account A................       95,736       47,104      11,362            33       21,909        14,852
                                    ------------ ------------ -----------   -----------  -----------  ------------
TOTAL NET ASSETS................... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,019,489
                                    ============ ============ ===========   ===========  ===========  ============

Investments in shares of the
 Portfolios, at cost............... $395,615,763 $147,770,384 $86,205,791   $20,173,268  $81,214,634  $317,907,690

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                AXA/TEMPLETON
                                    AXA/LOOMIS  GLOBAL EQUITY             CHARTER/SM/  CHARTER/SM/ CHARTER/SM/
                                      SAYLES       MANAGED    CHARTER/SM/ MULTI-SECTOR SMALL CAP   SMALL CAP
                                     GROWTH*     VOLATILITY*  MODERATE*      BOND*      GROWTH*      VALUE*
                                    ----------- ------------- ----------  ------------ ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $84,200,984  $42,582,449   $307,475   $77,678,384  $42,712,332 $95,332,431
Receivable for shares of the
 Portfolios sold...................          --           --         --         3,912           --       9,577
Receivable for policy-related
 transactions......................      16,032       27,598      3,653            --       38,478          --
                                    -----------  -----------   --------   -----------  ----------- -----------
   Total assets....................  84,217,016   42,610,047    311,128    77,682,296   42,750,810  95,342,008
                                    -----------  -----------   --------   -----------  ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      16,032       27,598      3,642            --       38,478          --
Payable for policy-related
 transactions......................          --           --         --         4,107           --       9,573
                                    -----------  -----------   --------   -----------  ----------- -----------
   Total liabilities...............      16,032       27,598      3,642         4,107       38,478       9,573
                                    -----------  -----------   --------   -----------  ----------- -----------
NET ASSETS......................... $84,200,984  $42,582,449   $307,486   $77,678,189  $42,712,332 $95,332,435
                                    ===========  ===========   ========   ===========  =========== ===========

NET ASSETS:
Accumulation unit values........... $84,195,383  $42,566,966   $307,486   $77,383,873  $42,495,492 $95,139,492
Contracts in payout
 (annuitization) period............          --           --         --       238,777           --          --
Retained by AXA Equitable in
 Separate Account A................       5,601       15,483         --        55,539      216,840     192,943
                                    -----------  -----------   --------   -----------  ----------- -----------
TOTAL NET ASSETS................... $84,200,984  $42,582,449   $307,486   $77,678,189  $42,712,332 $95,332,435
                                    ===========  ===========   ========   ===========  =========== ===========

Investments in shares of the
 Portfolios, at cost............... $84,316,961  $46,454,990   $327,824   $85,847,294  $44,961,670 $85,151,322

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                               EQ/
                                                                           CLEARBRIDGE
                                    EQ/AMERICAN EQ/BLACKROCK  EQ/CAPITAL  SELECT EQUITY
                                    CENTURY MID BASIC VALUE    GUARDIAN      MANAGED      EQ/COMMON    EQ/CORE BOND
                                    CAP VALUE*    EQUITY*     RESEARCH*    VOLATILITY*   STOCK INDEX*     INDEX*
                                    ----------- ------------ ------------ ------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $80,825,591 $694,911,789 $198,896,829  $22,768,524  $2,090,233,672 $113,194,292
Receivable for shares of the
 Portfolios sold...................          --           --       21,911           --              --           --
Receivable for policy-related
 transactions......................     198,006      325,641           --        4,123          26,883       43,348
                                    ----------- ------------ ------------  -----------  -------------- ------------
   Total assets....................  81,023,597  695,237,430  198,918,740   22,772,647   2,090,260,555  113,237,640
                                    ----------- ------------ ------------  -----------  -------------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     197,905      320,283           --        4,123             370       43,348
Payable for policy-related
 transactions......................          --           --       21,907           --              --           --
                                    ----------- ------------ ------------  -----------  -------------- ------------
   Total liabilities...............     197,905      320,283       21,907        4,123             370       43,348
                                    ----------- ------------ ------------  -----------  -------------- ------------
NET ASSETS......................... $80,825,692 $694,917,147 $198,896,833  $22,768,524  $2,090,260,185 $113,194,292
                                    =========== ============ ============  ===========  ============== ============

NET ASSETS:
Accumulation unit values........... $80,825,596 $694,882,415 $198,849,416  $22,763,933  $2,079,775,526 $113,184,097
Contracts in payout
 (annuitization) period............          --           --           --           --      10,404,761           --
Retained by AXA Equitable in
 Separate Account A................          96       34,732       47,417        4,591          79,898       10,195
                                    ----------- ------------ ------------  -----------  -------------- ------------
TOTAL NET ASSETS................... $80,825,692 $694,917,147 $198,896,833  $22,768,524  $2,090,260,185 $113,194,292
                                    =========== ============ ============  ===========  ============== ============

Investments in shares of the
 Portfolios, at cost............... $90,549,653 $705,558,861 $167,774,739  $33,479,933  $1,506,253,817 $116,811,448

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                     EQ/EMERGING                      EQ/FIDELITY      EQ/FRANKLIN              EQ/GOLDMAN
                                    MARKETS EQUITY   EQ/EQUITY    INSTITUTIONAL AM/SM/   RISING    EQ/GLOBAL   SACHS MID CAP
                                        PLUS*        500 INDEX*       LARGE CAP*       DIVIDENDS*  BOND PLUS*     VALUE*
                                    -------------- -------------- -------------------  ----------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $13,777,148   $1,579,158,318    $393,735,901      $1,340,637  $49,647,281  $50,408,582
Receivable for shares of the
 Portfolios sold...................           --               --              --             596           --           --
Receivable for policy-related
 transactions......................       26,176        1,522,182         152,403              --        2,515       20,715
                                     -----------   --------------    ------------      ----------  -----------  -----------
   Total assets....................   13,803,324    1,580,680,500     393,888,304       1,341,233   49,649,796   50,429,297
                                     -----------   --------------    ------------      ----------  -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       25,542        1,522,496         152,585              --        2,515       20,721
Payable for policy-related
 transactions......................           --               --              --             547           --           --
                                     -----------   --------------    ------------      ----------  -----------  -----------
   Total liabilities...............       25,542        1,522,496         152,585             547        2,515       20,721
                                     -----------   --------------    ------------      ----------  -----------  -----------
NET ASSETS.........................  $13,777,782   $1,579,158,004    $393,735,719      $1,340,686  $49,647,281  $50,408,576
                                     ===========   ==============    ============      ==========  ===========  ===========

NET ASSETS:
Accumulation unit values...........  $13,777,782   $1,575,643,964    $393,731,326      $1,340,686  $49,635,583  $50,408,024
Contracts in payout
 (annuitization) period............           --        3,422,568              --              --           --           --
Retained by AXA Equitable in
 Separate Account A................           --           91,472           4,393              --       11,698          552
                                     -----------   --------------    ------------      ----------  -----------  -----------
TOTAL NET ASSETS...................  $13,777,782   $1,579,158,004    $393,735,719      $1,340,686  $49,647,281  $50,408,576
                                     ===========   ==============    ============      ==========  ===========  ===========

Investments in shares of the
 Portfolios, at cost...............  $15,656,997   $1,339,630,900    $444,161,627      $1,405,920  $51,535,232  $55,625,181

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                        EQ/
                                    INTERMEDIATE      EQ/                   EQ/INVESCO   EQ/INVESCO
                                     GOVERNMENT  INTERNATIONAL  EQ/INVESCO  GLOBAL REAL INTERNATIONAL
                                       BOND*     EQUITY INDEX*  COMSTOCK*     ESTATE*      GROWTH*    EQ/IVY ENERGY*
                                    ------------ ------------- ------------ ----------- ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $50,280,943  $320,156,062  $107,363,981 $85,441,059  $74,538,660   $37,659,767
Receivable for policy-related
 transactions......................      36,916        70,402        33,093      57,032       78,013        62,586
                                    -----------  ------------  ------------ -----------  -----------   -----------
   Total assets....................  50,317,859   320,226,464   107,397,074  85,498,091   74,616,673    37,722,353
                                    -----------  ------------  ------------ -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      38,193        70,402        33,093      57,831       78,313        62,899
                                    -----------  ------------  ------------ -----------  -----------   -----------
   Total liabilities...............      38,193        70,402        33,093      57,831       78,313        62,899
                                    -----------  ------------  ------------ -----------  -----------   -----------
NET ASSETS......................... $50,279,666  $320,156,062  $107,363,981 $85,440,260  $74,538,360   $37,659,454
                                    ===========  ============  ============ ===========  ===========   ===========

NET ASSETS:
Accumulation unit values........... $49,977,934  $318,923,748  $107,350,447 $85,439,723  $74,536,867   $37,658,022
Contracts in payout
 (annuitization) period............     190,438     1,099,542            --          --           --            --
Retained by AXA Equitable in
 Separate Account A................     111,294       132,772        13,534         537        1,493         1,432
                                    -----------  ------------  ------------ -----------  -----------   -----------
TOTAL NET ASSETS................... $50,279,666  $320,156,062  $107,363,981 $85,440,260  $74,538,360   $37,659,454
                                    ===========  ============  ============ ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost............... $50,670,614  $358,543,952  $103,966,117 $87,029,750  $78,589,801   $54,987,413

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                    EQ/JPMORGAN   EQ/LARGE CAP EQ/LARGE CAP    EQ/LAZARD       EQ/MFS
                                    EQ/IVY MID CAP     VALUE         GROWTH       VALUE        EMERGING     INTERNATIONAL
                                       GROWTH*     OPPORTUNITIES*    INDEX*       INDEX*    MARKETS EQUITY*    GROWTH*
                                    -------------- -------------- ------------ ------------ --------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $149,489,725   $146,683,011  $281,342,733 $85,584,145   $207,750,007   $149,389,701
Receivable for policy-related
 transactions......................       112,672         96,616       147,395      64,178        224,804        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
   Total assets....................   149,602,397    146,779,627   281,490,128  85,648,323    207,974,811    149,556,950
                                     ------------   ------------  ------------ -----------   ------------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       112,646         96,616       147,395      64,178        228,154        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
   Total liabilities...............       112,646         96,616       147,395      64,178        228,154        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
NET ASSETS.........................  $149,489,751   $146,683,011  $281,342,733 $85,584,145   $207,746,657   $149,389,701
                                     ============   ============  ============ ===========   ============   ============

NET ASSETS:
Accumulation unit values...........  $149,489,429   $146,636,501  $281,312,795 $85,581,021   $207,731,773   $149,377,581
Retained by AXA Equitable in
 Separate Account A................           322         46,510        29,938       3,124         14,884         12,120
                                     ------------   ------------  ------------ -----------   ------------   ------------
TOTAL NET ASSETS...................  $149,489,751   $146,683,011  $281,342,733 $85,584,145   $207,746,657   $149,389,701
                                     ============   ============  ============ ===========   ============   ============

Investments in shares of the
 Portfolios, at cost...............  $163,789,759   $177,690,197  $281,666,018 $93,025,285   $210,394,093   $162,687,558

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                       EQ/MFS                    EQ/MFS                                  EQ/
                                    INTERNATIONAL   EQ/MFS      UTILITIES    EQ/MID CAP   EQ/MONEY   OPPENHEIMER
                                       VALUE*     TECHNOLOGY*    SERIES*       INDEX*     MARKET*      GLOBAL*
                                    ------------- ------------ ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $454,315,608  $155,100,060 $109,805,182 $597,179,820 $73,958,269 $167,841,357
Receivable for policy-related
 transactions......................      495,588       217,509       45,839      383,402     345,269      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
   Total assets....................  454,811,196   155,317,569  109,851,021  597,563,222  74,303,538  168,025,060
                                    ------------  ------------ ------------ ------------ ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      495,588       218,406       45,809      383,402     343,747      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
   Total liabilities...............      495,588       218,406       45,809      383,402     343,747      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
NET ASSETS......................... $454,315,608  $155,099,163 $109,805,212 $597,179,820 $73,959,791 $167,841,357
                                    ============  ============ ============ ============ =========== ============

NET ASSETS:
Accumulation unit values........... $454,315,608  $155,095,438 $109,805,212 $597,177,584 $73,634,004 $167,840,612
Contracts in payout
 (annuitization) period............           --            --           --           --     230,858           --
Retained by AXA Equitable in
 Separate Account A................           --         3,725           --        2,236      94,929          745
                                    ------------  ------------ ------------ ------------ ----------- ------------
TOTAL NET ASSETS................... $454,315,608  $155,099,163 $109,805,212 $597,179,820 $73,959,791 $167,841,357
                                    ============  ============ ============ ============ =========== ============

Investments in shares of the
 Portfolios, at cost............... $474,424,943  $172,311,549 $114,090,248 $644,947,102 $73,959,286 $166,388,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                     EQ/PIMCO                                              EQ/T. ROWE
                                    GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH
                                      RETURN*    SHORT BOND*   BOND PLUS*  COMPANY INDEX*    STOCK*      & INCOME*
                                    ----------- -------------- ----------- -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $38,574,869  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
Receivable for shares of the
 Portfolios sold...................          --           --        11,142            --            --       36,896
Receivable for policy-related
 transactions......................      35,195       37,330            --       164,561       615,099           --
                                    -----------  -----------   -----------  ------------  ------------  -----------
   Total assets....................  38,610,064   78,148,141    74,343,722   274,186,488   639,300,945   33,762,060
                                    -----------  -----------   -----------  ------------  ------------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      35,151       37,330            --       164,561       615,099           --
Payable for policy-related
 transactions......................          --           --        11,142            --            --       36,896
                                    -----------  -----------   -----------  ------------  ------------  -----------
   Total liabilities...............      35,151       37,330        11,142       164,561       615,099       36,896
                                    -----------  -----------   -----------  ------------  ------------  -----------
NET ASSETS......................... $38,574,913  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
                                    ===========  ===========   ===========  ============  ============  ===========

NET ASSETS:
Accumulation unit values........... $38,574,913  $78,098,068   $73,859,235  $273,883,435  $638,685,577  $33,724,883
Contracts in payout
 (annuitization) period............          --           --       351,923            --            --           --
Retained by AXA Equitable in
 Separate Account A................          --       12,743       121,422       138,492           269          281
                                    -----------  -----------   -----------  ------------  ------------  -----------
TOTAL NET ASSETS................... $38,574,913  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
                                    ===========  ===========   ===========  ============  ============  ===========

Investments in shares of the
 Portfolios, at cost............... $39,843,989  $78,806,581   $78,870,291  $327,804,719  $626,254,295  $40,528,464

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                    FIDELITY(R) VIP FIDELITY(R) VIP INVESCO V.I.                    INVESCO V.I. MID INVESCO V.I.
                                     EQUITY-INCOME      MID CAP      DIVERSIFIED  INVESCO V.I. HIGH     CAP CORE      SMALL CAP
                                       PORTFOLIO       PORTFOLIO    DIVIDEND FUND    YIELD FUND       EQUITY FUND    EQUITY FUND
                                    --------------- --------------- ------------- ----------------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........   $12,308,502     $51,721,954    $48,185,554     $40,326,722      $19,813,247    $ 8,835,213
Receivable for shares of the
 Portfolios sold...................            --              --             --              --               --             --
Receivable for policy-related
 transactions......................         5,676         128,549         60,975          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
   Total assets....................    12,314,178      51,850,503     48,246,529      40,343,977       19,836,217      8,848,933
                                      -----------     -----------    -----------     -----------      -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............         5,676         128,549         65,579          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
   Total liabilities...............         5,676         128,549         65,579          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
NET ASSETS.........................   $12,308,502     $51,721,954    $48,180,950     $40,326,722      $19,813,247    $ 8,835,213
                                      ===========     ===========    ===========     ===========      ===========    ===========

NET ASSETS:
Accumulation unit values...........   $12,306,554     $51,721,587    $48,180,950     $40,326,170      $19,811,122    $ 8,832,815
Retained by AXA Equitable in
 Separate Account A................         1,948             367             --             552            2,125          2,398
                                      -----------     -----------    -----------     -----------      -----------    -----------
TOTAL NET ASSETS...................   $12,308,502     $51,721,954    $48,180,950     $40,326,722      $19,813,247    $ 8,835,213
                                      ===========     ===========    ===========     ===========      ===========    ===========

Investments in shares of the
 Portfolios, at cost...............   $13,183,226     $58,765,685    $53,371,135     $43,256,045      $23,956,532    $10,675,412

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                   MFS(R)
                                                                                MASSACHUSETTS
                                                                                  INVESTORS   MULTIMANAGER
                                    IVY VIP HIGH IVY VIP SMALL MFS(R) INVESTORS GROWTH STOCK   AGGRESSIVE  MULTIMANAGER
                                       INCOME     CAP GROWTH     TRUST SERIES     PORTFOLIO     EQUITY*     CORE BOND*
                                    ------------ ------------- ---------------- ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $237,178,612  $30,765,847    $16,778,382     $18,287,990  $590,054,669 $103,466,049
Receivable for shares of the
 Portfolios sold...................           --           --             --              --        75,566       14,005
Receivable for policy-related
 transactions......................      161,482       21,766         14,745          34,891            --           --
                                    ------------  -----------    -----------     -----------  ------------ ------------
   Total assets....................  237,340,094   30,787,613     16,793,127      18,322,881   590,130,235  103,480,054
                                    ------------  -----------    -----------     -----------  ------------ ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      161,460       21,766         14,745          34,891            --           --
Payable for policy-related
 transactions......................           --           --             --              --        11,928       14,001
                                    ------------  -----------    -----------     -----------  ------------ ------------
   Total liabilities...............      161,460       21,766         14,745          34,891        11,928       14,001
                                    ------------  -----------    -----------     -----------  ------------ ------------
NET ASSETS......................... $237,178,634  $30,765,847    $16,778,382     $18,287,990  $590,118,307 $103,466,053
                                    ============  ===========    ===========     ===========  ============ ============

NET ASSETS:
Accumulation unit values........... $237,178,634  $30,759,352    $16,777,510     $18,287,623  $588,802,632 $103,441,102
Contracts in payout
 (annuitization) period............           --           --             --              --       902,702           --
Retained by AXA Equitable in
 Separate Account A................           --        6,495            872             367       412,973       24,951
                                    ------------  -----------    -----------     -----------  ------------ ------------
TOTAL NET ASSETS................... $237,178,634  $30,765,847    $16,778,382     $18,287,990  $590,118,307 $103,466,053
                                    ============  ===========    ===========     ===========  ============ ============

Investments in shares of the
 Portfolios, at cost............... $253,411,622  $40,171,440    $17,391,662     $18,112,811  $401,796,869 $106,880,820

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                             PIMCO
                                                                                         COMMODITYREAL
                                    MULTIMANAGER                             OPPENHEIMER   RETURN(R)
                                      MID CAP     MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY    TARGET 2015
                                      GROWTH*    MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO   ALLOCATION*
                                    ------------ -------------- ------------ ----------- ------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,536   $16,267,403
Receivable for shares of the
 Portfolios sold...................      18,590        19,344             --         --           --            --
Receivable for policy-related
 transactions......................          --            --         30,795      6,414        6,681         2,343
                                    -----------   -----------   ------------ ----------   ----------   -----------
   Total assets....................  71,895,746    44,527,781    191,210,983  6,327,673    7,592,217    16,269,746
                                    -----------   -----------   ------------ ----------   ----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............          --            --         30,795      6,414        6,597        16,217
Payable for policy-related
 transactions......................      18,590        19,344             --         --           --            --
                                    -----------   -----------   ------------ ----------   ----------   -----------
   Total liabilities...............      18,590        19,344         30,795      6,414        6,597        16,217
                                    -----------   -----------   ------------ ----------   ----------   -----------
NET ASSETS......................... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,620   $16,253,529
                                    ===========   ===========   ============ ==========   ==========   ===========

NET ASSETS:
Accumulation unit values........... $71,852,482   $44,482,243   $191,089,693 $6,321,012   $7,581,710   $16,253,529
Retained by AXA Equitable in
 Separate Account A................      24,674        26,194         90,495        247        3,910            --
                                    -----------   -----------   ------------ ----------   ----------   -----------
TOTAL NET ASSETS................... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,620   $16,253,529
                                    ===========   ===========   ============ ==========   ==========   ===========

Investments in shares of the
 Portfolios, at cost............... $82,420,234   $42,383,408   $187,984,800 $6,992,317   $9,277,322   $18,243,269

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                     TEMPLETON  VANECK VIP
                                    TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND GLOBAL HARD
                                    ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND   ASSETS FUND
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $73,268,430 $83,140,788 $70,069,652 $13,369,375 $68,651,844 $17,519,935
Receivable for shares of the
 Portfolios sold...................          --          --          --          --      12,691          --
Receivable for policy-related
 transactions......................     137,502     120,287      93,506      53,504          --      11,588
                                    ----------- ----------- ----------- ----------- ----------- -----------
   Total assets....................  73,405,932  83,261,075  70,163,158  13,422,879  68,664,535  17,531,523
                                    ----------- ----------- ----------- ----------- ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     129,252     120,287      93,506      53,427          --      11,588
Payable for policy related
 transactions......................          --          --          --          --      12,691          --
                                    ----------- ----------- ----------- ----------- ----------- -----------
   Total liabilities...............     129,252     120,287      93,506      53,427      12,691      11,588
                                    ----------- ----------- ----------- ----------- ----------- -----------
NET ASSETS......................... $73,276,680 $83,140,788 $70,069,652 $13,369,452 $68,651,844 $17,519,935
                                    =========== =========== =========== =========== =========== ===========

NET ASSETS:
Accumulation unit values........... $73,264,469 $83,122,282 $70,066,775 $13,369,452 $68,651,685 $17,519,895
Retained by AXA Equitable in
 Separate Account A................      12,211      18,506       2,877          --         159          40
                                    ----------- ----------- ----------- ----------- ----------- -----------
TOTAL NET ASSETS................... $73,276,680 $83,140,788 $70,069,652 $13,369,452 $68,651,844 $17,519,935
                                    =========== =========== =========== =========== =========== ===========

Investments in shares of the
 Portfolios, at cost............... $74,938,924 $83,165,563 $69,194,995 $14,285,045 $66,948,054 $23,024,854

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
1290 VT CONVERTIBLE SECURITIES..............................         B                  1,496

1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................         B                1,012,176

1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................         B                 930,061

1290 VT EQUITY INCOME.......................................         B               25,823,379

1290 VT GAMCO MERGERS & ACQUISITIONS........................         B                1,337,574

1290 VT GAMCO SMALL COMPANY VALUE...........................         B               18,031,466

1290 VT HIGH YIELD BOND.....................................         B                1,616,321

1290 VT LOW VOLATILITY GLOBAL EQUITY........................         B                  1,383

1290 VT MICRO CAP...........................................         B                 15,264

1290 VT SMALL CAP VALUE.....................................         B                 326,005

1290 VT SMARTBETA EQUITY....................................         B                 214,964

1290 VT SOCIALLY RESPONSIBLE................................         B                4,659,573

ALL ASSET GROWTH-ALT 20.....................................         B                4,100,540

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/............      CLASS 4             4,550,085

AXA 400 MANAGED VOLATILITY..................................         B                 850,301

AXA 500 MANAGED VOLATILITY..................................         B                1,206,291

AXA 2000 MANAGED VOLATILITY.................................         B                 426,079

AXA AGGRESSIVE ALLOCATION...................................         B               63,727,698

AXA BALANCED STRATEGY.......................................         A                  5,072
AXA BALANCED STRATEGY.......................................         B                8,359,099

AXA CONSERVATIVE ALLOCATION.................................         B               10,860,114

AXA CONSERVATIVE GROWTH STRATEGY............................         B                2,236,349

AXA CONSERVATIVE STRATEGY...................................         B                 767,073

AXA CONSERVATIVE-PLUS ALLOCATION............................         B               22,396,600

AXA GLOBAL EQUITY MANAGED VOLATILITY........................         B               22,342,496

AXA GROWTH STRATEGY.........................................         A                 77,971

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................         B               15,353,518

AXA INTERNATIONAL MANAGED VOLATILITY........................         B                 978,236

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................         B               13,344,088

AXA LARGE CAP CORE MANAGED VOLATILITY.......................         B                3,191,965

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................         B               23,572,133

AXA LARGE CAP VALUE MANAGED VOLATILITY......................         A               40,998,615
AXA LARGE CAP VALUE MANAGED VOLATILITY......................         B                5,137,479

AXA MID CAP VALUE MANAGED VOLATILITY........................         B               30,059,494

AXA MODERATE ALLOCATION.....................................         A               78,995,001
AXA MODERATE ALLOCATION.....................................         B               37,822,647

AXA MODERATE GROWTH STRATEGY................................         B                4,633,999

AXA MODERATE-PLUS ALLOCATION................................         B               108,553,063

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
AXA/AB DYNAMIC MODERATE GROWTH..............................         B               1,408,395

AXA/AB SMALL CAP GROWTH.....................................         A               17,292,305
AXA/AB SMALL CAP GROWTH.....................................         B               4,989,976

AXA/CLEARBRIDGE LARGE CAP GROWTH............................         B               13,209,519

AXA/FRANKLIN BALANCED MANAGED VOLATILITY....................         B               8,190,815

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.............         B               1,300,093

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY........         B               8,280,230

AXA/JANUS ENTERPRISE........................................         B               18,032,379

AXA/LOOMIS SAYLES GROWTH....................................         B               11,235,713

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............         B               3,999,432

CHARTER/SM/ MODERATE........................................         B                 31,408

CHARTER/SM/ MULTI-SECTOR BOND...............................         A               14,287,863
CHARTER/SM/ MULTI-SECTOR BOND...............................         B               6,696,576

CHARTER/SM/ SMALL CAP GROWTH................................         B               3,551,251

CHARTER/SM/ SMALL CAP VALUE.................................         B               6,301,009

EQ/AMERICAN CENTURY MID CAP VALUE...........................         B               4,427,454

EQ/BLACKROCK BASIC VALUE EQUITY.............................         B               34,107,861

EQ/CAPITAL GUARDIAN RESEARCH................................         B               8,919,892

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY.............         B               4,085,857

EQ/COMMON STOCK INDEX.......................................         A               64,314,690
EQ/COMMON STOCK INDEX.......................................         B               5,735,157

EQ/CORE BOND INDEX..........................................         B               11,686,529

EQ/EMERGING MARKETS EQUITY PLUS.............................         B               1,598,536

EQ/EQUITY 500 INDEX.........................................         A               26,424,371
EQ/EQUITY 500 INDEX.........................................         B               12,728,092

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP..................         B               12,828,831

EQ/FRANKLIN RISING DIVIDENDS................................         B                 53,647

EQ/GLOBAL BOND PLUS.........................................         B               5,621,552

EQ/GOLDMAN SACHS MID CAP VALUE..............................         B               3,337,199

EQ/INTERMEDIATE GOVERNMENT BOND.............................         A               3,815,233
EQ/INTERMEDIATE GOVERNMENT BOND.............................         B               1,156,424

EQ/INTERNATIONAL EQUITY INDEX...............................         A               34,976,684
EQ/INTERNATIONAL EQUITY INDEX...............................         B               3,665,719

EQ/INVESCO COMSTOCK.........................................         B               7,040,224

EQ/INVESCO GLOBAL REAL ESTATE...............................         B               5,711,734

EQ/INVESCO INTERNATIONAL GROWTH.............................         B               2,288,434

EQ/IVY ENERGY...............................................         B               9,760,696

EQ/IVY MID CAP GROWTH.......................................         B               13,512,102

EQ/JPMORGAN VALUE OPPORTUNITIES.............................         B               9,745,530

EQ/LARGE CAP GROWTH INDEX...................................         B               21,857,527

EQ/LARGE CAP VALUE INDEX....................................         B               10,865,261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
EQ/LAZARD EMERGING MARKETS EQUITY...........................         B               10,820,148

EQ/MFS INTERNATIONAL GROWTH.................................         B               22,106,765

EQ/MFS INTERNATIONAL VALUE..................................         B               18,483,863

EQ/MFS TECHNOLOGY...........................................         B               9,420,856

EQ/MFS UTILITIES SERIES.....................................         B               3,826,084

EQ/MID CAP INDEX............................................         B               49,366,323

EQ/MONEY MARKET.............................................         A               40,463,599
EQ/MONEY MARKET.............................................         B               33,470,674

EQ/OPPENHEIMER GLOBAL.......................................         B               10,177,294

EQ/PIMCO GLOBAL REAL RETURN.................................         B               4,074,369

EQ/PIMCO ULTRA SHORT BOND...................................         A                 10,837
EQ/PIMCO ULTRA SHORT BOND...................................         B               7,927,018

EQ/QUALITY BOND PLUS........................................         A               6,666,918
EQ/QUALITY BOND PLUS........................................         B               2,253,855

EQ/SMALL COMPANY INDEX......................................         B               29,023,874

EQ/T. ROWE PRICE GROWTH STOCK...............................         B               15,117,340

EQ/UBS GROWTH & INCOME......................................         B               4,378,096

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................  SERVICE CLASS 2         620,076

FIDELITY(R) VIP MID CAP PORTFOLIO...........................  SERVICE CLASS 2        1,770,087

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................     SERIES II           2,046,965

INVESCO V.I. HIGH YIELD FUND................................     SERIES II           8,033,211

INVESCO V.I. MID CAP CORE EQUITY FUND.......................     SERIES II           1,848,251

INVESCO V.I. SMALL CAP EQUITY FUND..........................     SERIES II            586,278

IVY VIP HIGH INCOME.........................................     CLASS II            71,105,232

IVY VIP SMALL CAP GROWTH....................................     CLASS II            4,004,718

MFS(R) INVESTORS TRUST SERIES...............................   SERVICE CLASS          628,875

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......   SERVICE CLASS         1,052,243

MULTIMANAGER AGGRESSIVE EQUITY..............................         A               10,288,839
MULTIMANAGER AGGRESSIVE EQUITY..............................         B                472,192

MULTIMANAGER CORE BOND......................................         B               10,797,072

MULTIMANAGER MID CAP GROWTH.................................         B               9,031,463

MULTIMANAGER MID CAP VALUE..................................         B               3,397,008

MULTIMANAGER TECHNOLOGY.....................................         B               8,107,870

OPPENHEIMER MAIN STREET FUND(R)/VA..........................   SERVICE CLASS          238,448

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............   ADVISOR CLASS         1,245,572

TARGET 2015 ALLOCATION......................................         B               2,026,412

TARGET 2025 ALLOCATION......................................         B               7,173,219

TARGET 2035 ALLOCATION......................................         B               7,791,812

TARGET 2045 ALLOCATION......................................         B               6,556,618

TARGET 2055 ALLOCATION......................................         B               1,324,065

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------

TEMPLETON GLOBAL BOND VIP FUND..............................      CLASS 2             4,079,135

VANECK VIP GLOBAL HARD ASSETS FUND..........................      CLASS S             1,070,246

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                       UNITS
                                                             CONTRACT                               OUTSTANDING
                                                             CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                             -------- -----------------  ---------- -----------
1290 VT CONVERTIBLE SECURITIES..............................  1.25%           B           $ 94.52        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.50%           B           $114.83         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.70%           B           $113.53        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.80%           B           $112.88        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.90%           B           $112.24         2
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.95%           B           $111.92         3
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.00%           B           $111.61        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.10%           B           $110.97         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.20%           B           $110.34        51
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.25%           B           $110.02         9
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.34%           B           $109.46        30

1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.50%           B           $104.22         6
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.70%           B           $103.46        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.80%           B           $103.08         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.90%           B           $102.71         5
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.00%           B           $102.33        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.10%           B           $101.95         3
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.20%           B           $101.58        63
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.25%           B           $101.39         9

1290 VT EQUITY INCOME.......................................  0.50%           B           $212.58        27
1290 VT EQUITY INCOME.......................................  0.70%           B           $206.58         2
1290 VT EQUITY INCOME.......................................  0.80%           B           $298.25         1
1290 VT EQUITY INCOME.......................................  0.90%           B           $200.74        21
1290 VT EQUITY INCOME.......................................  0.95%           B           $199.31        12
1290 VT EQUITY INCOME.......................................  1.00%           B           $197.89        --
1290 VT EQUITY INCOME.......................................  1.10%           B           $195.06         7
1290 VT EQUITY INCOME.......................................  1.20%           B           $192.27       127
1290 VT EQUITY INCOME.......................................  1.25%           B           $137.40        24
1290 VT EQUITY INCOME.......................................  1.30%           B           $154.62         3
1290 VT EQUITY INCOME.......................................  1.34%           B           $188.43       286
1290 VT EQUITY INCOME.......................................  1.35%           B           $188.16        --
1290 VT EQUITY INCOME.......................................  1.45%           B           $185.46        --

1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.50%           B           $169.90        --
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.70%           B           $165.29        --
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.90%           B           $160.80         6
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.95%           B           $159.70         7
1290 VT GAMCO MERGERS & ACQUISITIONS........................  1.10%           B           $156.42         3
1290 VT GAMCO MERGERS & ACQUISITIONS........................  1.20%           B           $154.27         5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                      CONTRACT                               OUTSTANDING
                                      CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                      -------- -----------------  ---------- -----------
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.25%           B           $123.17         11
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.30%           B           $133.94         --
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.34%           B           $151.25          1
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.34%           B           $151.31         71
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.35%           B           $151.10         --
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.45%           B           $149.02         --

1290 VT GAMCO SMALL COMPANY VALUE....  0.00%           B           $117.65          5
1290 VT GAMCO SMALL COMPANY VALUE....  0.40%           B           $172.22          7
1290 VT GAMCO SMALL COMPANY VALUE....  0.50%           B           $346.34         15
1290 VT GAMCO SMALL COMPANY VALUE....  0.70%           B           $336.56         12
1290 VT GAMCO SMALL COMPANY VALUE....  0.80%           B           $391.78          8
1290 VT GAMCO SMALL COMPANY VALUE....  0.90%           B           $327.05        140
1290 VT GAMCO SMALL COMPANY VALUE....  0.95%           B           $324.72         30
1290 VT GAMCO SMALL COMPANY VALUE....  1.00%           B           $322.40          5
1290 VT GAMCO SMALL COMPANY VALUE....  1.10%           B           $317.80         37
1290 VT GAMCO SMALL COMPANY VALUE....  1.20%           B           $313.25      1,106
1290 VT GAMCO SMALL COMPANY VALUE....  1.25%           B           $198.94        234
1290 VT GAMCO SMALL COMPANY VALUE....  1.30%           B           $234.87          8
1290 VT GAMCO SMALL COMPANY VALUE....  1.34%           B           $307.00      1,386
1290 VT GAMCO SMALL COMPANY VALUE....  1.35%           B           $306.55          2
1290 VT GAMCO SMALL COMPANY VALUE....  1.45%           B           $302.16          1

1290 VT HIGH YIELD BOND..............  0.50%           B           $114.11          2
1290 VT HIGH YIELD BOND..............  0.70%           B           $112.81          1
1290 VT HIGH YIELD BOND..............  0.80%           B           $112.17         --
1290 VT HIGH YIELD BOND..............  0.90%           B           $111.54          2
1290 VT HIGH YIELD BOND..............  0.95%           B           $111.22          2
1290 VT HIGH YIELD BOND..............  1.00%           B           $110.91         --
1290 VT HIGH YIELD BOND..............  1.10%           B           $110.27          2
1290 VT HIGH YIELD BOND..............  1.20%           B           $109.64         76
1290 VT HIGH YIELD BOND..............  1.25%           B           $109.33         15
1290 VT HIGH YIELD BOND..............  1.34%           B           $108.77         33
1290 VT HIGH YIELD BOND..............  1.45%           B           $108.09         --

1290 VT LOW VOLATILITY GLOBAL EQUITY.  1.25%           B           $ 96.35         --

1290 VT MICRO CAP....................  1.25%           B           $ 87.68          2

1290 VT SMALL CAP VALUE..............  0.50%           B           $107.20          8
1290 VT SMALL CAP VALUE..............  0.70%           B           $106.42         --
1290 VT SMALL CAP VALUE..............  0.80%           B           $106.03         --
1290 VT SMALL CAP VALUE..............  0.90%           B           $105.64          1
1290 VT SMALL CAP VALUE..............  1.00%           B           $105.26         --
1290 VT SMALL CAP VALUE..............  1.10%           B           $104.87         --
1290 VT SMALL CAP VALUE..............  1.20%           B           $104.48         16
1290 VT SMALL CAP VALUE..............  1.25%           B           $104.29          3

1290 VT SMARTBETA EQUITY.............  0.50%           B           $114.48          1
1290 VT SMARTBETA EQUITY.............  0.80%           B           $113.23         --
1290 VT SMARTBETA EQUITY.............  0.90%           B           $112.81          2
1290 VT SMARTBETA EQUITY.............  1.00%           B           $112.40         --
1290 VT SMARTBETA EQUITY.............  1.10%           B           $111.99         --
1290 VT SMARTBETA EQUITY.............  1.20%           B           $111.58         18
1290 VT SMARTBETA EQUITY.............  1.25%           B           $111.37          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
1290 VT SOCIALLY RESPONSIBLE...........................  0.00%           B           $127.24         6
1290 VT SOCIALLY RESPONSIBLE...........................  0.40%           B           $192.22         4
1290 VT SOCIALLY RESPONSIBLE...........................  0.50%           B           $164.64         2
1290 VT SOCIALLY RESPONSIBLE...........................  0.70%           B           $179.21         1
1290 VT SOCIALLY RESPONSIBLE...........................  0.80%           B           $348.03        --
1290 VT SOCIALLY RESPONSIBLE...........................  0.90%           B           $172.35         9
1290 VT SOCIALLY RESPONSIBLE...........................  0.95%           B           $218.83         3
1290 VT SOCIALLY RESPONSIBLE...........................  1.00%           B           $169.02        --
1290 VT SOCIALLY RESPONSIBLE...........................  1.10%           B           $165.73         3
1290 VT SOCIALLY RESPONSIBLE...........................  1.20%           B           $162.51        89
1290 VT SOCIALLY RESPONSIBLE...........................  1.25%           B           $162.21         4
1290 VT SOCIALLY RESPONSIBLE...........................  1.30%           B           $178.18        --
1290 VT SOCIALLY RESPONSIBLE...........................  1.34%           B           $158.11       197
1290 VT SOCIALLY RESPONSIBLE...........................  1.45%           B           $200.53        --

ALL ASSET GROWTH-ALT 20................................  0.50%           B           $163.89         2
ALL ASSET GROWTH-ALT 20................................  0.70%           B           $160.84         2
ALL ASSET GROWTH-ALT 20................................  0.80%           B           $159.34         2
ALL ASSET GROWTH-ALT 20................................  0.90%           B           $157.85        18
ALL ASSET GROWTH-ALT 20................................  0.95%           B           $157.12         6
ALL ASSET GROWTH-ALT 20................................  1.00%           B           $156.38         3
ALL ASSET GROWTH-ALT 20................................  1.10%           B           $154.92         7
ALL ASSET GROWTH-ALT 20................................  1.20%           B           $153.46       287
ALL ASSET GROWTH-ALT 20................................  1.25%           B           $152.74        12
ALL ASSET GROWTH-ALT 20................................  1.34%           B           $151.45       157
ALL ASSET GROWTH-ALT 20................................  1.45%           B           $149.89        --

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.50%        CLASS 4        $104.33        16
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.70%        CLASS 4        $103.15         5
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.80%        CLASS 4        $102.57         3
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.90%        CLASS 4        $101.99        21
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.95%        CLASS 4        $101.70        21
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.00%        CLASS 4        $101.41         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.10%        CLASS 4        $100.83        15
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.20%        CLASS 4        $100.26       244
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.25%        CLASS 4        $ 99.97        52
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.34%        CLASS 4        $ 99.46        90
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.45%        CLASS 4        $ 98.83        --

AXA 400 MANAGED VOLATILITY.............................  0.40%           B           $172.07         4
AXA 400 MANAGED VOLATILITY.............................  0.50%           B           $183.77        --
AXA 400 MANAGED VOLATILITY.............................  0.70%           B           $203.61        --
AXA 400 MANAGED VOLATILITY.............................  0.80%           B           $179.00        --
AXA 400 MANAGED VOLATILITY.............................  0.90%           B           $177.44         1
AXA 400 MANAGED VOLATILITY.............................  0.90%           B           $200.22         2
AXA 400 MANAGED VOLATILITY.............................  0.95%           B           $199.38         1
AXA 400 MANAGED VOLATILITY.............................  1.10%           B           $174.35         6
AXA 400 MANAGED VOLATILITY.............................  1.20%           B           $172.82        37
AXA 400 MANAGED VOLATILITY.............................  1.20%           B           $195.22        --
AXA 400 MANAGED VOLATILITY.............................  1.25%           B           $194.41         3
AXA 400 MANAGED VOLATILITY.............................  1.34%           B           $192.93        30
AXA 400 MANAGED VOLATILITY.............................  1.45%           B           $144.84        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA 500 MANAGED VOLATILITY.............................  0.50%           B           $205.04          1
AXA 500 MANAGED VOLATILITY.............................  0.70%           B           $201.48         --
AXA 500 MANAGED VOLATILITY.............................  0.70%           B           $225.01         --
AXA 500 MANAGED VOLATILITY.............................  0.80%           B           $199.72         --
AXA 500 MANAGED VOLATILITY.............................  0.90%           B           $197.98          4
AXA 500 MANAGED VOLATILITY.............................  0.90%           B           $221.26          3
AXA 500 MANAGED VOLATILITY.............................  0.95%           B           $220.34          1
AXA 500 MANAGED VOLATILITY.............................  1.00%           B           $196.26         --
AXA 500 MANAGED VOLATILITY.............................  1.10%           B           $194.54          8
AXA 500 MANAGED VOLATILITY.............................  1.20%           B           $192.83         57
AXA 500 MANAGED VOLATILITY.............................  1.20%           B           $215.74          3
AXA 500 MANAGED VOLATILITY.............................  1.25%           B           $214.84          9
AXA 500 MANAGED VOLATILITY.............................  1.34%           B           $213.21         43

AXA 2000 MANAGED VOLATILITY............................  0.50%           B           $171.46          2
AXA 2000 MANAGED VOLATILITY............................  0.70%           B           $168.48         --
AXA 2000 MANAGED VOLATILITY............................  0.70%           B           $198.56         --
AXA 2000 MANAGED VOLATILITY............................  0.80%           B           $167.01         --
AXA 2000 MANAGED VOLATILITY............................  0.90%           B           $165.56          1
AXA 2000 MANAGED VOLATILITY............................  0.90%           B           $195.26          2
AXA 2000 MANAGED VOLATILITY............................  0.95%           B           $194.44          1
AXA 2000 MANAGED VOLATILITY............................  1.10%           B           $162.68          1
AXA 2000 MANAGED VOLATILITY............................  1.20%           B           $161.25         21
AXA 2000 MANAGED VOLATILITY............................  1.20%           B           $190.38          1
AXA 2000 MANAGED VOLATILITY............................  1.25%           B           $189.59          2
AXA 2000 MANAGED VOLATILITY............................  1.34%           B           $188.15         14

AXA AGGRESSIVE ALLOCATION..............................  0.50%           B           $218.14         34
AXA AGGRESSIVE ALLOCATION..............................  0.70%           B           $211.53          9
AXA AGGRESSIVE ALLOCATION..............................  0.80%           B           $254.96          5
AXA AGGRESSIVE ALLOCATION..............................  0.90%           B           $205.14        325
AXA AGGRESSIVE ALLOCATION..............................  0.95%           B           $203.56         67
AXA AGGRESSIVE ALLOCATION..............................  1.00%           B           $202.01          3
AXA AGGRESSIVE ALLOCATION..............................  1.10%           B           $198.92         88
AXA AGGRESSIVE ALLOCATION..............................  1.20%           B           $195.86      1,094
AXA AGGRESSIVE ALLOCATION..............................  1.25%           B           $120.24         40
AXA AGGRESSIVE ALLOCATION..............................  1.30%           B           $135.08         12
AXA AGGRESSIVE ALLOCATION..............................  1.34%           B           $191.68      1,648
AXA AGGRESSIVE ALLOCATION..............................  1.35%           B           $191.38          1
AXA AGGRESSIVE ALLOCATION..............................  1.45%           B           $188.44          1

AXA BALANCED STRATEGY..................................  1.25%           A           $141.19          1
AXA BALANCED STRATEGY..................................  0.50%           B           $132.50         25
AXA BALANCED STRATEGY..................................  0.70%           B           $130.74          1
AXA BALANCED STRATEGY..................................  0.80%           B           $129.86         --
AXA BALANCED STRATEGY..................................  0.90%           B           $129.00          8
AXA BALANCED STRATEGY..................................  0.95%           B           $128.57          1
AXA BALANCED STRATEGY..................................  1.00%           B           $128.14          1
AXA BALANCED STRATEGY..................................  1.10%           B           $127.28          7
AXA BALANCED STRATEGY..................................  1.20%           B           $126.43         90
AXA BALANCED STRATEGY..................................  1.25%           B           $126.00         45
AXA BALANCED STRATEGY..................................  1.25%           B           $151.22         86
AXA BALANCED STRATEGY..................................  1.30%           B           $150.50        501

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA BALANCED STRATEGY..................................  1.34%           B           $125.24        69
AXA BALANCED STRATEGY..................................  1.45%           B           $124.32         1

AXA CONSERVATIVE ALLOCATION............................  0.50%           B           $147.27         9
AXA CONSERVATIVE ALLOCATION............................  0.70%           B           $142.81         3
AXA CONSERVATIVE ALLOCATION............................  0.80%           B           $138.00         1
AXA CONSERVATIVE ALLOCATION............................  0.90%           B           $138.49        52
AXA CONSERVATIVE ALLOCATION............................  0.95%           B           $137.43        38
AXA CONSERVATIVE ALLOCATION............................  1.00%           B           $136.38        --
AXA CONSERVATIVE ALLOCATION............................  1.10%           B           $134.29        28
AXA CONSERVATIVE ALLOCATION............................  1.20%           B           $132.23       222
AXA CONSERVATIVE ALLOCATION............................  1.25%           B           $113.59       147
AXA CONSERVATIVE ALLOCATION............................  1.30%           B           $116.63        12
AXA CONSERVATIVE ALLOCATION............................  1.34%           B           $129.41       245
AXA CONSERVATIVE ALLOCATION............................  1.45%           B           $127.22        --

AXA CONSERVATIVE GROWTH STRATEGY.......................  0.50%           B           $125.40         7
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.70%           B           $123.73        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.80%           B           $122.91        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.90%           B           $122.09         2
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.95%           B           $121.68         4
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.00%           B           $121.28        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.10%           B           $120.46         6
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.20%           B           $119.65        50
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.25%           B           $119.25        72
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.25%           B           $140.97        19
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.30%           B           $140.30        44
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.34%           B           $118.53        36

AXA CONSERVATIVE STRATEGY..............................  0.50%           B           $111.74        12
AXA CONSERVATIVE STRATEGY..............................  0.70%           B           $110.25        --
AXA CONSERVATIVE STRATEGY..............................  0.80%           B           $109.52        --
AXA CONSERVATIVE STRATEGY..............................  0.90%           B           $108.79         2
AXA CONSERVATIVE STRATEGY..............................  0.95%           B           $108.43         1
AXA CONSERVATIVE STRATEGY..............................  1.10%           B           $107.34         2
AXA CONSERVATIVE STRATEGY..............................  1.20%           B           $106.62        18
AXA CONSERVATIVE STRATEGY..............................  1.25%           B           $106.26         8
AXA CONSERVATIVE STRATEGY..............................  1.25%           B           $120.17         6
AXA CONSERVATIVE STRATEGY..............................  1.30%           B           $119.60        20
AXA CONSERVATIVE STRATEGY..............................  1.34%           B           $105.62        11

AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.50%           B           $164.35        23
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.70%           B           $159.37         6
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.80%           B           $165.48         2
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.90%           B           $154.55       127
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.95%           B           $153.37        27
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.00%           B           $152.20         1
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.10%           B           $149.87        42
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.20%           B           $147.57       523
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.25%           B           $116.84       137
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.30%           B           $122.86        12
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.34%           B           $144.41       502
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.35%           B           $144.19        --
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.45%           B           $141.98        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.50%           B           $330.79         1
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.70%           B           $244.46        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.70%           B           $399.54         5
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.80%           B           $245.62        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.90%           B           $383.39        39
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.90%           B           $454.75         5
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.95%           B           $334.59        29
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.00%           B           $375.57        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.10%           B           $367.87         9
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.20%           B           $340.25       136
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.20%           B           $360.30        34
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.25%           B           $102.54        39
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.30%           B           $140.04         3
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.34%           B           $232.06       990
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.34%           B           $375.33        18
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.35%           B           $349.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.45%           B           $323.07         1

AXA GROWTH STRATEGY....................................  1.10%           A           $162.72         6
AXA GROWTH STRATEGY....................................  1.25%           A           $160.44         2

AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.40%           B           $ 93.00         1
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.50%           B           $123.39         1
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.70%           B           $133.97         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.80%           B           $181.33        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.90%           B           $128.85        58
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.95%           B           $156.76        31
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.00%           B           $126.36        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.10%           B           $123.91        12
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.20%           B           $121.50       314
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.25%           B           $ 79.44        20
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.30%           B           $ 91.84         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.34%           B           $118.21       767
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.45%           B           $143.78        --

AXA INTERNATIONAL MANAGED VOLATILITY...................  0.50%           B           $115.56        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.70%           B           $121.38        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.80%           B           $112.56        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.90%           B           $111.58        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.90%           B           $119.36         6
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.95%           B           $118.86         1
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.00%           B           $110.61        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.10%           B           $109.64         1
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.20%           B           $108.68        56
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.20%           B           $116.38        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.25%           B           $115.90         3
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.34%           B           $115.02        34

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.40%           B           $118.95        36
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.50%           B           $119.10         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.70%           B           $142.39         4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.80%           B           $177.20        --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.90%           B           $136.94        48
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.95%           B           $135.61        39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.00%           B           $134.29         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.10%           B           $131.69          8
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.20%           B           $129.12        101
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.25%           B           $ 74.01         18
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.30%           B           $ 85.27          3
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.34%           B           $125.63        954
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.35%           B           $125.38          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.45%           B           $134.61         --

AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.50%           B           $185.87          1
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.70%           B           $189.94         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.80%           B           $321.03         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.90%           B           $182.67          6
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.95%           B           $180.90          8
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.00%           B           $179.15         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.10%           B           $175.67          2
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.20%           B           $172.25         33
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.25%           B           $153.62          6
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.30%           B           $167.54         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.34%           B           $167.59        122
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.35%           B           $167.26         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.45%           B           $164.01         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.50%           B           $142.10          7
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.70%           B           $245.25          8
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.80%           B           $361.87         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.90%           B           $210.72         21
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.90%           B           $235.34         63
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.95%           B           $197.81         93
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.00%           B           $230.54          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.10%           B           $225.81         16
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.20%           B           $212.39        243
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.20%           B           $221.17         34
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.25%           B           $194.08         13
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.30%           B           $222.77          5
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.34%           B           $321.14      1,752
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.35%           B           $214.40          3
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.45%           B           $201.67          4

AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.70%           A           $189.54          7
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.90%           A           $182.29         49
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           A           $171.89         28
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.34%           A           $167.24      3,755
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.35%           A           $166.91          8
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.45%           A           $175.06          4
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.40%           B           $169.93         22
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.50%           B           $209.65          4
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.80%           B           $295.70         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.90%           B           $179.93         26
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.95%           B           $188.97        111
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.00%           B           $178.76         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.10%           B           $173.03          7
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.10%           B           $175.30         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           B           $169.66        273

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           B           $171.89          2
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.25%           B           $110.44         19
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.30%           B           $121.43          7

AXA MID CAP VALUE MANAGED VOLATILITY...................  0.50%           B           $299.72          2
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.70%           B           $234.39          4
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.80%           B           $337.73         --
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.90%           B           $224.92         27
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.90%           B           $278.34         10
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.95%           B           $281.39         46
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.00%           B           $220.33         --
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.10%           B           $215.81          7
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.20%           B           $210.72        159
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.20%           B           $211.37         25
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.25%           B           $134.56         21
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.30%           B           $153.84          4
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.34%           B           $259.06      1,341
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.35%           B           $204.90          2
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.45%           B           $200.08          1

AXA MODERATE ALLOCATION................................  0.70%           A           $220.17         23
AXA MODERATE ALLOCATION+...............................  0.70%           A           $220.59          1
AXA MODERATE ALLOCATION................................  0.90%           A           $258.46        260
AXA MODERATE ALLOCATION+...............................  0.90%           A           $261.58         21
AXA MODERATE ALLOCATION................................  1.20%           A           $223.14         35
AXA MODERATE ALLOCATION+...............................  1.34%           A           $ 82.34      9,111
AXA MODERATE ALLOCATION................................  1.35%           A           $259.03        691
AXA MODERATE ALLOCATION................................  1.35%           A           $260.67         11
AXA MODERATE ALLOCATION................................  1.45%           A           $164.87          3
AXA MODERATE ALLOCATION................................  0.40%           B           $128.68         24
AXA MODERATE ALLOCATION................................  0.50%           B           $160.10         86
AXA MODERATE ALLOCATION................................  0.70%           B           $169.14         --
AXA MODERATE ALLOCATION................................  0.80%           B           $179.05         10
AXA MODERATE ALLOCATION+...............................  0.90%           B           $164.63          8
AXA MODERATE ALLOCATION................................  0.90%           B           $181.03         72
AXA MODERATE ALLOCATION................................  0.95%           B           $161.10        108
AXA MODERATE ALLOCATION................................  1.00%           B           $177.21          3
AXA MODERATE ALLOCATION................................  1.10%           B           $156.44        189
AXA MODERATE ALLOCATION................................  1.20%           B           $167.87      2,152
AXA MODERATE ALLOCATION................................  1.25%           B           $114.89        308
AXA MODERATE ALLOCATION................................  1.30%           B           $124.30         73

AXA MODERATE GROWTH STRATEGY...........................  0.50%           B           $140.11         43
AXA MODERATE GROWTH STRATEGY...........................  0.70%           B           $138.24          1
AXA MODERATE GROWTH STRATEGY...........................  0.80%           B           $137.32         --
AXA MODERATE GROWTH STRATEGY...........................  0.90%           B           $136.41         17
AXA MODERATE GROWTH STRATEGY...........................  0.95%           B           $135.95          4
AXA MODERATE GROWTH STRATEGY...........................  1.00%           B           $135.50          1
AXA MODERATE GROWTH STRATEGY...........................  1.10%           B           $134.59         16
AXA MODERATE GROWTH STRATEGY...........................  1.20%           B           $133.69        280
AXA MODERATE GROWTH STRATEGY...........................  1.25%           B           $133.24         61
AXA MODERATE GROWTH STRATEGY...........................  1.34%           B           $132.43        116
AXA MODERATE GROWTH STRATEGY...........................  1.45%           B           $131.46         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA MODERATE-PLUS ALLOCATION...........................  0.50%           B           $201.87         26
AXA MODERATE-PLUS ALLOCATION...........................  0.70%           B           $195.76         23
AXA MODERATE-PLUS ALLOCATION...........................  0.80%           B           $214.21          9
AXA MODERATE-PLUS ALLOCATION...........................  0.90%           B           $189.84        431
AXA MODERATE-PLUS ALLOCATION...........................  0.95%           B           $188.39        165
AXA MODERATE-PLUS ALLOCATION...........................  1.00%           B           $186.95          3
AXA MODERATE-PLUS ALLOCATION...........................  1.10%           B           $184.08        170
AXA MODERATE-PLUS ALLOCATION...........................  1.20%           B           $181.26      1,843
AXA MODERATE-PLUS ALLOCATION...........................  1.25%           B           $119.33        145
AXA MODERATE-PLUS ALLOCATION...........................  1.30%           B           $130.87         69
AXA MODERATE-PLUS ALLOCATION...........................  1.34%           B           $177.39      3,194
AXA MODERATE-PLUS ALLOCATION...........................  1.35%           B           $177.11          4
AXA MODERATE-PLUS ALLOCATION...........................  1.45%           B           $174.39          1

AXA/AB DYNAMIC MODERATE GROWTH.........................  0.50%           B           $134.41         --
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.70%           B           $132.62         --
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.80%           B           $131.73          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.90%           B           $130.86          3
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.95%           B           $130.42          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.00%           B           $129.98          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.10%           B           $129.11          9
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.20%           B           $128.25         71
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.25%           B           $127.82         16
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.34%           B           $127.05         25

AXA/AB SMALL CAP GROWTH................................  0.70%           A           $339.42          3
AXA/AB SMALL CAP GROWTH................................  0.90%           A           $418.36         16
AXA/AB SMALL CAP GROWTH................................  1.20%           A           $391.74          8
AXA/AB SMALL CAP GROWTH................................  1.34%           A           $379.89        675
AXA/AB SMALL CAP GROWTH................................  1.35%           A           $379.05          3
AXA/AB SMALL CAP GROWTH................................  1.45%           A           $272.38          1
AXA/AB SMALL CAP GROWTH................................  0.50%           B           $224.46         21
AXA/AB SMALL CAP GROWTH................................  0.70%           B           $364.61         --
AXA/AB SMALL CAP GROWTH................................  0.80%           B           $399.30          1
AXA/AB SMALL CAP GROWTH................................  0.90%           B           $295.87          4
AXA/AB SMALL CAP GROWTH................................  0.95%           B           $347.26         30
AXA/AB SMALL CAP GROWTH................................  1.00%           B           $375.25         --
AXA/AB SMALL CAP GROWTH................................  1.10%           B           $337.23          5
AXA/AB SMALL CAP GROWTH................................  1.20%           B           $277.41        161
AXA/AB SMALL CAP GROWTH................................  1.25%           B           $175.59         42
AXA/AB SMALL CAP GROWTH................................  1.30%           B           $210.32          3

AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.70%           B           $235.14          5
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.90%           B           $226.14         26
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.95%           B           $223.95         24
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.10%           B           $217.47         15
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.20%           B           $213.24         51
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.25%           B           $215.59         39
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.30%           B           $246.16          2
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.34%           B           $207.47        499
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.35%           B           $207.06          1
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.45%           B           $203.03         --

AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.40%           B           $136.78         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.50%           B           $152.04         9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.70%           B           $148.32         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.80%           B           $226.10         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.90%           B           $144.68        17
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.95%           B           $143.79        23
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.00%           B           $142.90        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.10%           B           $141.13        15
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.20%           B           $139.38       113
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.25%           B           $127.54        54
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.30%           B           $135.72         7
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.34%           B           $136.97       358
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.45%           B           $135.10         1

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.50%           B           $166.02         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.70%           B           $161.95        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.80%           B           $331.31        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.90%           B           $157.98         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.95%           B           $157.01         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.00%           B           $156.04        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.10%           B           $154.10         1
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.20%           B           $152.19        19
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.25%           B           $126.62         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.30%           B           $143.61         1
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.34%           B           $149.56        79

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.50%           B           $129.09        10
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.70%           B           $126.10        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.80%           B           $240.27         1
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.90%           B           $123.18        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.95%           B           $122.46        17
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.00%           B           $235.53        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.10%           B           $135.28        14
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.20%           B           $118.91       133
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.25%           B           $117.18        30
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.30%           B           $117.83        11
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.34%           B           $116.97       324

AXA/JANUS ENTERPRISE...................................  0.40%           B           $156.91         4
AXA/JANUS ENTERPRISE...................................  0.50%           B           $267.67         3
AXA/JANUS ENTERPRISE...................................  0.70%           B           $260.40         4
AXA/JANUS ENTERPRISE...................................  0.80%           B           $323.65         2
AXA/JANUS ENTERPRISE...................................  0.90%           B           $253.33        76
AXA/JANUS ENTERPRISE...................................  0.95%           B           $251.59        14
AXA/JANUS ENTERPRISE...................................  1.00%           B           $249.86         2
AXA/JANUS ENTERPRISE...................................  1.10%           B           $246.43        18
AXA/JANUS ENTERPRISE...................................  1.20%           B           $243.04       443
AXA/JANUS ENTERPRISE...................................  1.25%           B           $158.01       139
AXA/JANUS ENTERPRISE...................................  1.30%           B           $186.67         3
AXA/JANUS ENTERPRISE...................................  1.34%           B           $238.38       571
AXA/JANUS ENTERPRISE...................................  1.35%           B           $238.05         1
AXA/JANUS ENTERPRISE...................................  1.45%           B           $234.77        --

AXA/LOOMIS SAYLES GROWTH...............................  0.40%           B           $208.34         3
AXA/LOOMIS SAYLES GROWTH...............................  0.50%           B           $312.98         3
AXA/LOOMIS SAYLES GROWTH...............................  0.70%           B           $304.14         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA/LOOMIS SAYLES GROWTH...............................  0.80%           B           $356.37        --
AXA/LOOMIS SAYLES GROWTH...............................  0.90%           B           $295.55        16
AXA/LOOMIS SAYLES GROWTH...............................  0.95%           B           $293.44         8
AXA/LOOMIS SAYLES GROWTH...............................  1.00%           B           $291.35        --
AXA/LOOMIS SAYLES GROWTH...............................  1.10%           B           $287.18         6
AXA/LOOMIS SAYLES GROWTH...............................  1.20%           B           $283.07        26
AXA/LOOMIS SAYLES GROWTH...............................  1.25%           B           $222.96        65
AXA/LOOMIS SAYLES GROWTH...............................  1.30%           B           $245.26         1
AXA/LOOMIS SAYLES GROWTH...............................  1.34%           B           $277.43       184
AXA/LOOMIS SAYLES GROWTH...............................  1.35%           B           $277.02        --
AXA/LOOMIS SAYLES GROWTH...............................  1.45%           B           $273.06        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.50%           B           $132.07         2
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.70%           B           $128.83         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.80%           B           $236.00         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.90%           B           $125.67        13
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.95%           B           $124.89         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.00%           B           $124.12        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.10%           B           $122.59         5
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.20%           B           $121.06       127
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.25%           B           $103.82        11
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.30%           B           $115.98         7
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.34%           B           $118.97       181
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.45%           B           $117.35        --

CHARTER/SM/ MODERATE...................................  0.50%           B           $100.07        --
CHARTER/SM/ MODERATE...................................  0.80%           B           $ 99.57        --
CHARTER/SM/ MODERATE...................................  0.90%           B           $ 99.40        --
CHARTER/SM/ MODERATE...................................  1.10%           B           $ 99.07        --
CHARTER/SM/ MODERATE...................................  1.20%           B           $ 98.90        --
CHARTER/SM/ MODERATE...................................  1.25%           B           $ 98.82         2

CHARTER/SM/ MULTI-SECTOR BOND..........................  0.70%           A           $120.45         2
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.90%           A           $154.48        20
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.20%           A           $126.37         3
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.34%           A           $165.43       292
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.35%           A           $176.18         3
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.45%           A           $ 95.93        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.50%           B           $136.65         4
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.70%           B           $125.97        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.80%           B           $129.02        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.90%           B           $104.46         4
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.95%           B           $119.98        44
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.00%           B           $139.73        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.10%           B           $116.52        14
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.20%           B           $ 97.82       147
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.25%           B           $ 90.93        24
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.30%           B           $ 94.53         3

CHARTER/SM/ SMALL CAP GROWTH...........................  0.50%           B           $214.31         1
CHARTER/SM/ SMALL CAP GROWTH...........................  0.70%           B           $208.25         1
CHARTER/SM/ SMALL CAP GROWTH...........................  0.80%           B           $313.24        --
CHARTER/SM/ SMALL CAP GROWTH...........................  0.90%           B           $202.37         4
CHARTER/SM/ SMALL CAP GROWTH...........................  0.95%           B           $200.92         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH...........................  1.00%           B           $199.49         --
CHARTER/SM/ SMALL CAP GROWTH...........................  1.10%           B           $196.64          2
CHARTER/SM/ SMALL CAP GROWTH...........................  1.20%           B           $193.82         14
CHARTER/SM/ SMALL CAP GROWTH...........................  1.25%           B           $131.08         11
CHARTER/SM/ SMALL CAP GROWTH...........................  1.30%           B           $149.73         --
CHARTER/SM/ SMALL CAP GROWTH+..........................  1.34%           B           $188.81         10
CHARTER/SM/ SMALL CAP GROWTH...........................  1.34%           B           $189.96        175
CHARTER/SM/ SMALL CAP GROWTH...........................  1.35%           B           $189.68         --
CHARTER/SM/ SMALL CAP GROWTH...........................  1.45%           B           $186.96         --

CHARTER/SM/ SMALL CAP VALUE............................  0.50%           B           $262.38          1
CHARTER/SM/ SMALL CAP VALUE............................  0.70%           B           $268.26          1
CHARTER/SM/ SMALL CAP VALUE............................  0.80%           B           $295.41         --
CHARTER/SM/ SMALL CAP VALUE............................  0.90%           B           $257.99          9
CHARTER/SM/ SMALL CAP VALUE............................  0.95%           B           $201.61         16
CHARTER/SM/ SMALL CAP VALUE............................  1.10%           B           $248.10          1
CHARTER/SM /SMALL CAP VALUE............................  1.20%           B           $243.27         23
CHARTER/SM/ SMALL CAP VALUE............................  1.25%           B           $109.45          2
CHARTER/SM /SMALL CAP VALUE............................  1.30%           B           $119.22         --
CHARTER/SM/ SMALL CAP VALUE+...........................  1.34%           B           $234.82         13
CHARTER/SM/ SMALL CAP VALUE............................  1.34%           B           $236.69        337
CHARTER/SM/ SMALL CAP VALUE............................  1.35%           B           $236.22         --
CHARTER/SM/ SMALL CAP VALUE............................  1.45%           B           $181.61         --

EQ/AMERICAN CENTURY MID CAP VALUE......................  0.00%           B           $117.64          5
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.50%           B           $208.22         22
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.70%           B           $204.60         --
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.80%           B           $202.82          7
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.90%           B           $201.05          6
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.00%           B           $199.30         --
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.10%           B           $197.55          4
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.20%           B           $195.82        368
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.25%           B           $ 89.26          1

EQ/BLACKROCK BASIC VALUE EQUITY........................  0.50%           B           $254.55         15
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.70%           B           $312.13          8
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.80%           B           $290.48          5
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.90%           B           $292.62         16
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.90%           B           $299.51         84
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.95%           B           $247.67         49
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.00%           B           $293.40          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.10%           B           $287.38         23
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%           B           $279.35        738
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%           B           $281.48         81
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.25%           B           $135.73        208
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.30%           B           $153.47          6
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.34%           B           $354.08      1,072
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.35%           B           $272.86          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.45%           B           $265.24          1

EQ/CAPITAL GUARDIAN RESEARCH...........................  0.70%           B           $277.86          2
EQ/CAPITAL GUARDIAN RESEARCH...........................  0.90%           B           $267.23         12
EQ/CAPITAL GUARDIAN RESEARCH...........................  0.95%           B           $264.63         26
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.10%           B           $256.98          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.20%           B           $251.98        103
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.25%           B           $176.19        175
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.30%           B           $191.83          1
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.34%           B           $245.16        532
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.35%           B           $244.68          1
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.45%           B           $239.92          1

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.50%           B           $156.43         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.70%           B           $152.60         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.80%           B           $265.92         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.90%           B           $148.86          7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.95%           B           $147.94          5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.00%           B           $147.02         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.10%           B           $145.20          1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.20%           B           $143.40         19
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.25%           B           $122.30          2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.30%           B           $137.27          7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.34%           B           $140.92        119
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.45%           B           $139.00         --

EQ/COMMON STOCK INDEX..................................  0.70%           A           $280.31         21
EQ/COMMON STOCK INDEX+.................................  0.74%           A           $916.78         27
EQ/COMMON STOCK INDEX+.................................  0.74%           A           $993.06         13
EQ/COMMON STOCK INDEX..................................  0.90%           A           $389.35         40
EQ/COMMON STOCK INDEX..................................  1.20%           A           $311.53         17
EQ/COMMON STOCK INDEX..................................  1.35%           A           $472.28        682
EQ/COMMON STOCK INDEX..................................  1.35%           A           $493.46          9
EQ/COMMON STOCK INDEX+.................................  1.40%           A           $626.04      2,423
EQ/COMMON STOCK INDEX..................................  1.45%           A           $188.26         11
EQ/COMMON STOCK INDEX..................................  0.40%           B           $187.19         11
EQ/COMMON STOCK INDEX..................................  0.50%           B           $181.66          4
EQ/COMMON STOCK INDEX..................................  0.80%           B           $357.70          1
EQ/COMMON STOCK INDEX..................................  0.90%           B           $186.08         10
EQ/COMMON STOCK INDEX..................................  0.90%           B           $208.25         38
EQ/COMMON STOCK INDEX..................................  0.95%           B           $175.95        117
EQ/COMMON STOCK INDEX..................................  1.00%           B           $301.57         --
EQ/COMMON STOCK INDEX..................................  1.10%           B           $170.86         17
EQ/COMMON STOCK INDEX..................................  1.20%           B           $191.72        556
EQ/COMMON STOCK INDEX..................................  1.25%           B           $151.15        169
EQ/COMMON STOCK INDEX..................................  1.30%           B           $168.20         10

EQ/CORE BOND INDEX.....................................  0.40%           B           $102.98          9
EQ/CORE BOND INDEX.....................................  0.50%           B           $131.31          7
EQ/CORE BOND INDEX.....................................  0.70%           B           $126.87          6
EQ/CORE BOND INDEX.....................................  0.80%           B           $116.49          2
EQ/CORE BOND INDEX.....................................  0.90%           B           $122.58         45
EQ/CORE BOND INDEX.....................................  0.95%           B           $121.53         64
EQ/CORE BOND INDEX.....................................  1.00%           B           $120.49         --
EQ/CORE BOND INDEX.....................................  1.10%           B           $118.43         16
EQ/CORE BOND INDEX.....................................  1.20%           B           $116.39        280
EQ/CORE BOND INDEX.....................................  1.25%           B           $ 99.31         42
EQ/CORE BOND INDEX.....................................  1.30%           B           $ 99.16          3
EQ/CORE BOND INDEX.....................................  1.34%           B           $113.61        510
EQ/CORE BOND INDEX.....................................  1.35%           B           $113.41         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/CORE BOND INDEX.....................................  1.45%           B           $111.47         --

EQ/EMERGING MARKETS EQUITY PLUS........................  0.50%           B           $ 91.45          2
EQ/EMERGING MARKETS EQUITY PLUS........................  0.70%           B           $ 90.42          3
EQ/EMERGING MARKETS EQUITY PLUS........................  0.80%           B           $ 89.91          1
EQ/EMERGING MARKETS EQUITY PLUS........................  0.90%           B           $ 89.40          3
EQ/EMERGING MARKETS EQUITY PLUS........................  0.95%           B           $ 89.14          1
EQ/EMERGING MARKETS EQUITY PLUS........................  1.00%           B           $ 88.89         --
EQ/EMERGING MARKETS EQUITY PLUS........................  1.10%           B           $ 88.38          2
EQ/EMERGING MARKETS EQUITY PLUS........................  1.20%           B           $ 87.88         67
EQ/EMERGING MARKETS EQUITY PLUS........................  1.25%           B           $ 87.63         14
EQ/EMERGING MARKETS EQUITY PLUS........................  1.34%           B           $ 87.18         63
EQ/EMERGING MARKETS EQUITY PLUS........................  1.45%           B           $ 86.63         --

EQ/EQUITY 500 INDEX....................................  0.70%           A           $313.42         20
EQ/EQUITY 500 INDEX....................................  0.90%           A           $435.86        105
EQ/EQUITY 500 INDEX....................................  1.20%           A           $349.47         39
EQ/EQUITY 500 INDEX....................................  1.34%           A           $567.91      1,750
EQ/EQUITY 500 INDEX....................................  1.35%           A           $566.48          7
EQ/EQUITY 500 INDEX....................................  1.45%           A           $212.30          5
EQ/EQUITY 500 INDEX....................................  0.40%           B           $189.42         42
EQ/EQUITY 500 INDEX....................................  0.50%           B           $206.59         24
EQ/EQUITY 500 INDEX....................................  0.70%           B           $205.50         --
EQ/EQUITY 500 INDEX....................................  0.80%           B           $356.52          4
EQ/EQUITY 500 INDEX....................................  0.90%           B           $233.85         50
EQ/EQUITY 500 INDEX....................................  0.95%           B           $195.73         86
EQ/EQUITY 500 INDEX....................................  1.00%           B           $295.31          4
EQ/EQUITY 500 INDEX....................................  1.10%           B           $190.07         62
EQ/EQUITY 500 INDEX....................................  1.20%           B           $216.15      1,846
EQ/EQUITY 500 INDEX....................................  1.25%           B           $167.40        322
EQ/EQUITY 500 INDEX....................................  1.30%           B           $187.26         13

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.50%           B           $202.87         11
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.70%           B           $199.35         --
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.70%           B           $221.06          4
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.80%           B           $197.61          8
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.90%           B           $195.89         30
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.90%           B           $217.39         61
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.95%           B           $216.48         12
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.00%           B           $194.18          7
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.10%           B           $192.48         25
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.20%           B           $190.79      1,011
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP.............  1.20%           B           $211.96         37
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.25%           B           $211.08        188
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.34%           B           $209.48        576
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.45%           B           $165.48         --

EQ/FRANKLIN RISING DIVIDENDS...........................  1.20%           B           $ 92.54          3
EQ/FRANKLIN RISING DIVIDENDS...........................  1.25%           B           $ 92.53         12

EQ/GLOBAL BOND PLUS....................................  0.50%           B           $126.82          3
EQ/GLOBAL BOND PLUS....................................  0.70%           B           $123.48          2
EQ/GLOBAL BOND PLUS....................................  0.80%           B           $113.90         --
EQ/GLOBAL BOND PLUS....................................  0.90%           B           $120.23         28
EQ/GLOBAL BOND PLUS....................................  0.95%           B           $119.43         27

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/GLOBAL BOND PLUS....................................  1.00%           B           $118.64         --
EQ/GLOBAL BOND PLUS....................................  1.10%           B           $117.06         20
EQ/GLOBAL BOND PLUS....................................  1.20%           B           $115.50         88
EQ/GLOBAL BOND PLUS....................................  1.25%           B           $115.42         36
EQ/GLOBAL BOND PLUS....................................  1.30%           B           $116.72          2
EQ/GLOBAL BOND PLUS....................................  1.34%           B           $113.36        224
EQ/GLOBAL BOND PLUS....................................  1.35%           B           $113.20         --
EQ/GLOBAL BOND PLUS....................................  1.45%           B           $111.69         --

EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.50%           B           $174.69          5
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.70%           B           $148.09          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.70%           B           $171.65         --
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.80%           B           $170.16          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.90%           B           $145.83         13
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.90%           B           $168.67          3
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.95%           B           $145.27          5
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.00%           B           $167.20          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.10%           B           $165.74          4
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.20%           B           $142.49          3
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.20%           B           $164.28        113
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.25%           B           $141.94         52
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.34%           B           $140.96        133
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.45%           B           $139.76         --

EQ/INTERMEDIATE GOVERNMENT BOND........................  0.70%           A           $163.97          2
EQ/INTERMEDIATE GOVERNMENT BOND+.......................  0.74%           A           $ 95.09          8
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.90%           A           $172.87          5
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.20%           A           $153.92          1
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.34%           A           $168.87        213
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.35%           A           $162.56          2
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.45%           A           $134.90         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.00%           B           $100.80          3
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.50%           B           $147.40          1
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.80%           B           $104.58         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.90%           B           $146.03          2
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.95%           B           $141.90         23
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.00%           B           $114.21         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.10%           B           $137.80          9
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.20%           B           $137.36         23
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.25%           B           $104.72         30
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.30%           B           $104.86          1

EQ/INTERNATIONAL EQUITY INDEX..........................  0.70%           A           $138.54          6
EQ/INTERNATIONAL EQUITY INDEX..........................  0.90%           A           $145.78         74
EQ/INTERNATIONAL EQUITY INDEX..........................  1.20%           A           $124.72         12
EQ/INTERNATIONAL EQUITY INDEX..........................  1.34%           A           $136.85      2,006
EQ/INTERNATIONAL EQUITY INDEX..........................  1.35%           A           $136.52          9
EQ/INTERNATIONAL EQUITY INDEX..........................  1.45%           A           $105.73          2
EQ/INTERNATIONAL EQUITY INDEX..........................  0.40%           B           $126.79          8
EQ/INTERNATIONAL EQUITY INDEX..........................  0.50%           B           $117.45          7
EQ/INTERNATIONAL EQUITY INDEX..........................  0.80%           B           $192.36         --
EQ/INTERNATIONAL EQUITY INDEX..........................  0.90%           B           $118.46         21
EQ/INTERNATIONAL EQUITY INDEX..........................  0.95%           B           $113.20         71

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX..........................  1.00%           B           $171.52        --
EQ/INTERNATIONAL EQUITY INDEX..........................  1.10%           B           $109.93        17
EQ/INTERNATIONAL EQUITY INDEX..........................  1.20%           B           $107.53       102
EQ/INTERNATIONAL EQUITY INDEX..........................  1.25%           B           $ 66.75        58
EQ/INTERNATIONAL EQUITY INDEX..........................  1.30%           B           $ 80.46         7

EQ/INVESCO COMSTOCK....................................  0.50%           B           $201.23         4
EQ/INVESCO COMSTOCK....................................  0.70%           B           $195.77         1
EQ/INVESCO COMSTOCK....................................  0.80%           B           $326.43         1
EQ/INVESCO COMSTOCK....................................  0.90%           B           $190.45        26
EQ/INVESCO COMSTOCK....................................  0.95%           B           $189.14        17
EQ/INVESCO COMSTOCK....................................  1.00%           B           $187.84        --
EQ/INVESCO COMSTOCK....................................  1.10%           B           $185.27        15
EQ/INVESCO COMSTOCK....................................  1.20%           B           $182.71       146
EQ/INVESCO COMSTOCK....................................  1.25%           B           $142.81        27
EQ/INVESCO COMSTOCK....................................  1.30%           B           $155.66         1
EQ/INVESCO COMSTOCK....................................  1.34%           B           $179.21       357
EQ/INVESCO COMSTOCK....................................  1.35%           B           $178.96        --
EQ/INVESCO COMSTOCK....................................  1.45%           B           $176.50        --

EQ/INVESCO GLOBAL REAL ESTATE..........................  0.50%           B           $157.65        28
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.70%           B           $152.75         2
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.70%           B           $154.92        --
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.80%           B           $153.57         4
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.90%           B           $150.21        34
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.90%           B           $152.23         6
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.95%           B           $149.58         8
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.00%           B           $150.90         1
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.10%           B           $149.58         9
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.20%           B           $146.47         8
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.20%           B           $148.27       235
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.25%           B           $145.85        31
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.34%           B           $144.75       212
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.45%           B           $125.19        --

EQ/INVESCO INTERNATIONAL GROWTH........................  0.50%           B           $136.05        15
EQ/INVESCO INTERNATIONAL GROWTH........................  0.70%           B           $114.82         3
EQ/INVESCO INTERNATIONAL GROWTH........................  0.80%           B           $132.52         5
EQ/INVESCO INTERNATIONAL GROWTH........................  0.90%           B           $113.06        21
EQ/INVESCO INTERNATIONAL GROWTH........................  0.90%           B           $131.36         7
EQ/INVESCO INTERNATIONAL GROWTH........................  0.95%           B           $112.63         6
EQ/INVESCO INTERNATIONAL GROWTH........................  1.00%           B           $130.22         1
EQ/INVESCO INTERNATIONAL GROWTH........................  1.10%           B           $129.08         5
EQ/INVESCO INTERNATIONAL GROWTH........................  1.20%           B           $110.47         6
EQ/INVESCO INTERNATIONAL GROWTH........................  1.20%           B           $127.95       326
EQ/INVESCO INTERNATIONAL GROWTH........................  1.25%           B           $110.05        18
EQ/INVESCO INTERNATIONAL GROWTH........................  1.34%           B           $109.28       204
EQ/INVESCO INTERNATIONAL GROWTH........................  1.45%           B           $108.36        --

EQ/IVY ENERGY..........................................  0.40%           B           $ 67.40         7
EQ/IVY ENERGY..........................................  0.50%           B           $ 69.52         7
EQ/IVY ENERGY..........................................  0.70%           B           $ 68.31        --
EQ/IVY ENERGY..........................................  0.70%           B           $ 77.25         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/IVY ENERGY..........................................  0.80%           B           $ 67.72         1
EQ/IVY ENERGY..........................................  0.90%           B           $ 67.13         5
EQ/IVY ENERGY..........................................  0.90%           B           $ 75.96        15
EQ/IVY ENERGY..........................................  0.95%           B           $ 75.64         6
EQ/IVY ENERGY..........................................  1.00%           B           $ 66.54         1
EQ/IVY ENERGY..........................................  1.10%           B           $ 65.96        12
EQ/IVY ENERGY..........................................  1.20%           B           $ 65.38       232
EQ/IVY ENERGY..........................................  1.20%           B           $ 74.06        21
EQ/IVY ENERGY..........................................  1.25%           B           $ 73.75        27
EQ/IVY ENERGY..........................................  1.34%           B           $ 73.19       204
EQ/IVY ENERGY..........................................  1.45%           B           $ 54.70        --

EQ/IVY MID CAP GROWTH..................................  0.50%           B           $175.60         4
EQ/IVY MID CAP GROWTH..................................  0.70%           B           $172.92         8
EQ/IVY MID CAP GROWTH..................................  0.80%           B           $171.59         4
EQ/IVY MID CAP GROWTH..................................  0.90%           B           $170.28        37
EQ/IVY MID CAP GROWTH..................................  0.95%           B           $169.62         7
EQ/IVY MID CAP GROWTH..................................  1.00%           B           $168.97         1
EQ/IVY MID CAP GROWTH..................................  1.10%           B           $167.67         8
EQ/IVY MID CAP GROWTH..................................  1.20%           B           $166.38       369
EQ/IVY MID CAP GROWTH..................................  1.25%           B           $165.74        65
EQ/IVY MID CAP GROWTH..................................  1.34%           B           $164.59       398
EQ/IVY MID CAP GROWTH..................................  1.45%           B           $163.19        --

EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.40%           B           $187.54         2
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.50%           B           $226.40        19
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.70%           B           $221.05         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.80%           B           $333.48         4
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.90%           B           $209.79         5
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.90%           B           $212.12        35
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.95%           B           $195.13        13
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.00%           B           $207.79         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.10%           B           $203.53         9
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.20%           B           $197.24       171
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.20%           B           $199.34        36
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.25%           B           $141.85        79
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.30%           B           $159.29         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.34%           B           $244.33       307
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.35%           B           $193.24         2
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.45%           B           $187.28        --

EQ/LARGE CAP GROWTH INDEX..............................  0.50%           B           $175.78         4
EQ/LARGE CAP GROWTH INDEX..............................  0.70%           B           $187.78         3
EQ/LARGE CAP GROWTH INDEX..............................  0.80%           B           $398.27         2
EQ/LARGE CAP GROWTH INDEX..............................  0.90%           B           $180.59        70
EQ/LARGE CAP GROWTH INDEX..............................  0.95%           B           $178.84        45
EQ/LARGE CAP GROWTH INDEX..............................  1.00%           B           $177.10         1
EQ/LARGE CAP GROWTH INDEX..............................  1.10%           B           $173.67        23
EQ/LARGE CAP GROWTH INDEX..............................  1.20%           B           $170.29       504
EQ/LARGE CAP GROWTH INDEX..............................  1.25%           B           $224.44        35
EQ/LARGE CAP GROWTH INDEX..............................  1.30%           B           $248.96         1
EQ/LARGE CAP GROWTH INDEX..............................  1.34%           B           $165.68       963
EQ/LARGE CAP GROWTH INDEX..............................  1.35%           B           $165.35         4
EQ/LARGE CAP GROWTH INDEX..............................  1.45%           B           $162.14         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------

EQ/LARGE CAP VALUE INDEX...............................  0.50%           B           $117.16          2
EQ/LARGE CAP VALUE INDEX...............................  0.70%           B           $114.08          3
EQ/LARGE CAP VALUE INDEX...............................  0.80%           B           $318.61          1
EQ/LARGE CAP VALUE INDEX...............................  0.90%           B           $111.08         58
EQ/LARGE CAP VALUE INDEX...............................  0.95%           B           $110.34         22
EQ/LARGE CAP VALUE INDEX...............................  1.00%           B           $109.60          1
EQ/LARGE CAP VALUE INDEX...............................  1.10%           B           $108.15         14
EQ/LARGE CAP VALUE INDEX...............................  1.20%           B           $106.70        285
EQ/LARGE CAP VALUE INDEX...............................  1.25%           B           $ 89.36         40
EQ/LARGE CAP VALUE INDEX...............................  1.30%           B           $ 97.81          1
EQ/LARGE CAP VALUE INDEX...............................  1.34%           B           $104.72        385
EQ/LARGE CAP VALUE INDEX...............................  1.35%           B           $104.58         --
EQ/LARGE CAP VALUE INDEX...............................  1.45%           B           $103.18         --

EQ/LAZARD EMERGING MARKETS EQUITY......................  0.50%           B           $103.76         43
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.70%           B           $102.03         10
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.80%           B           $101.18         10
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.90%           B           $100.33         97
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.95%           B           $ 99.91         25
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.00%           B           $ 99.50          6
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.10%           B           $ 98.66         34
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.20%           B           $ 97.83      1,020
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.25%           B           $ 97.42         71
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.34%           B           $ 96.68        811
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.45%           B           $ 85.91         --

EQ/MFS INTERNATIONAL GROWTH............................  0.40%           B           $139.77          8
EQ/MFS INTERNATIONAL GROWTH............................  0.50%           B           $210.28         10
EQ/MFS INTERNATIONAL GROWTH............................  0.70%           B           $204.57          3
EQ/MFS INTERNATIONAL GROWTH............................  0.80%           B           $243.60          3
EQ/MFS INTERNATIONAL GROWTH............................  0.90%           B           $199.01         58
EQ/MFS INTERNATIONAL GROWTH............................  0.95%           B           $197.65         10
EQ/MFS INTERNATIONAL GROWTH............................  1.00%           B           $196.29          1
EQ/MFS INTERNATIONAL GROWTH............................  1.10%           B           $193.60          9
EQ/MFS INTERNATIONAL GROWTH............................  1.20%           B           $190.93        307
EQ/MFS INTERNATIONAL GROWTH............................  1.25%           B           $117.56         32
EQ/MFS INTERNATIONAL GROWTH............................  1.30%           B           $139.92          1
EQ/MFS INTERNATIONAL GROWTH............................  1.34%           B           $187.20         26
EQ/MFS INTERNATIONAL GROWTH............................  1.34%           B           $187.27        329
EQ/MFS INTERNATIONAL GROWTH............................  1.35%           B           $187.01          1
EQ/MFS INTERNATIONAL GROWTH............................  1.45%           B           $184.43         --

EQ/MFS INTERNATIONAL VALUE.............................  0.00%           B           $120.58          7
EQ/MFS INTERNATIONAL VALUE.............................  0.50%           B           $189.90         50
EQ/MFS INTERNATIONAL VALUE.............................  0.70%           B           $186.60         --
EQ/MFS INTERNATIONAL VALUE.............................  0.70%           B           $195.47         12
EQ/MFS INTERNATIONAL VALUE.............................  0.80%           B           $184.97         15
EQ/MFS INTERNATIONAL VALUE.............................  0.90%           B           $183.36         27
EQ/MFS INTERNATIONAL VALUE.............................  0.90%           B           $192.22         75
EQ/MFS INTERNATIONAL VALUE.............................  0.95%           B           $191.42         24
EQ/MFS INTERNATIONAL VALUE.............................  1.00%           B           $181.76          5
EQ/MFS INTERNATIONAL VALUE.............................  1.10%           B           $180.17         20
EQ/MFS INTERNATIONAL VALUE.............................  1.20%           B           $178.59      1,236

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/MFS INTERNATIONAL VALUE.............................  1.20%           B           $187.43         16
EQ/MFS INTERNATIONAL VALUE.............................  1.25%           B           $186.64        111
EQ/MFS INTERNATIONAL VALUE.............................  1.34%           B           $185.23        895
EQ/MFS INTERNATIONAL VALUE.............................  1.45%           B           $155.64         --

EQ/MFS TECHNOLOGY......................................  0.50%           B           $332.61          9
EQ/MFS TECHNOLOGY......................................  0.70%           B           $327.07          6
EQ/MFS TECHNOLOGY......................................  0.80%           B           $324.34          3
EQ/MFS TECHNOLOGY......................................  0.90%           B           $321.63         14
EQ/MFS TECHNOLOGY......................................  0.95%           B           $320.28          5
EQ/MFS TECHNOLOGY......................................  1.00%           B           $318.95          1
EQ/MFS TECHNOLOGY......................................  1.10%           B           $316.27          8
EQ/MFS TECHNOLOGY......................................  1.20%           B           $313.61        208
EQ/MFS TECHNOLOGY......................................  1.25%           B           $312.30         34
EQ/MFS TECHNOLOGY......................................  1.34%           B           $309.93        209
EQ/MFS TECHNOLOGY......................................  1.45%           B           $239.62         --

EQ/MFS UTILITIES SERIES................................  0.40%           B           $150.30          8
EQ/MFS UTILITIES SERIES................................  0.50%           B           $190.30          2
EQ/MFS UTILITIES SERIES................................  0.70%           B           $187.13          3
EQ/MFS UTILITIES SERIES................................  0.80%           B           $185.57          4
EQ/MFS UTILITIES SERIES................................  0.90%           B           $184.02         35
EQ/MFS UTILITIES SERIES................................  0.95%           B           $183.25          7
EQ/MFS UTILITIES SERIES................................  1.00%           B           $182.48         --
EQ/MFS UTILITIES SERIES................................  1.10%           B           $180.95         10
EQ/MFS UTILITIES SERIES................................  1.20%           B           $179.43        250
EQ/MFS UTILITIES SERIES................................  1.25%           B           $178.68         70
EQ/MFS UTILITIES SERIES................................  1.34%           B           $177.32        226
EQ/MFS UTILITIES SERIES................................  1.45%           B           $143.43         --

EQ/MID CAP INDEX.......................................  0.40%           B           $176.10         44
EQ/MID CAP INDEX.......................................  0.50%           B           $240.93          8
EQ/MID CAP INDEX.......................................  0.70%           B           $226.85          9
EQ/MID CAP INDEX.......................................  0.80%           B           $367.09          1
EQ/MID CAP INDEX.......................................  0.90%           B           $218.63        141
EQ/MID CAP INDEX.......................................  0.95%           B           $216.61         47
EQ/MID CAP INDEX.......................................  1.00%           B           $214.63          3
EQ/MID CAP INDEX.......................................  1.10%           B           $210.68         24
EQ/MID CAP INDEX.......................................  1.20%           B           $206.80        703
EQ/MID CAP INDEX.......................................  1.25%           B           $141.37        242
EQ/MID CAP INDEX.......................................  1.30%           B           $164.95          4
EQ/MID CAP INDEX.......................................  1.34%           B           $201.50      1,774
EQ/MID CAP INDEX.......................................  1.35%           B           $201.12         --
EQ/MID CAP INDEX.......................................  1.45%           B           $197.41         --

EQ/MONEY MARKET++......................................  0.00%           A           $  1.02        336
EQ/MONEY MARKET++......................................  0.70%           A           $  1.02          4
EQ/MONEY MARKET........................................  0.70%           A           $129.60          5
EQ/MONEY MARKET+.......................................  0.74%           A           $ 45.72         16
EQ/MONEY MARKET++......................................  0.90%           A           $  1.02        279
EQ/MONEY MARKET........................................  0.90%           A           $133.25         30
EQ/MONEY MARKET++......................................  1.20%           A           $  1.02          5
EQ/MONEY MARKET........................................  1.20%           A           $120.93          1
EQ/MONEY MARKET........................................  1.35%           A           $129.61         72

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/MONEY MARKET........................................  1.35%           A           $130.23         15
EQ/MONEY MARKET+.......................................  1.40%           A           $ 32.84        692
EQ/MONEY MARKET........................................  1.45%           A           $107.46         --
EQ/MONEY MARKET++......................................  0.00%           B           $  1.02      1,269
EQ/MONEY MARKET++......................................  0.40%           B           $  1.02         13
EQ/MONEY MARKET........................................  0.40%           B           $ 99.12          7
EQ/MONEY MARKET++......................................  0.50%           B           $  1.02         48
EQ/MONEY MARKET........................................  0.50%           B           $114.74          6
EQ/MONEY MARKET++......................................  0.70%           B           $  1.02         --
EQ/MONEY MARKET++......................................  0.80%           B           $  1.02         42
EQ/MONEY MARKET........................................  0.80%           B           $ 94.00         --
EQ/MONEY MARKET++......................................  0.90%           B           $  1.02         62
EQ/MONEY MARKET........................................  0.90%           B           $105.83         --
EQ/MONEY MARKET........................................  0.90%           B           $116.98          3
EQ/MONEY MARKET........................................  0.95%           B           $111.16         57
EQ/MONEY MARKET++......................................  1.00%           B           $  1.02          3
EQ/MONEY MARKET........................................  1.00%           B           $100.59         --
EQ/MONEY MARKET++......................................  1.10%           B           $  1.02         69
EQ/MONEY MARKET........................................  1.10%           B           $107.94         23
EQ/MONEY MARKET++......................................  1.20%           B           $  1.02      7,535
EQ/MONEY MARKET........................................  1.20%           B           $109.83         61
EQ/MONEY MARKET........................................  1.25%           B           $ 91.81         72
EQ/MONEY MARKET........................................  1.30%           B           $ 93.62          4

EQ/OPPENHEIMER GLOBAL..................................  0.50%           B           $179.49         14
EQ/OPPENHEIMER GLOBAL..................................  0.70%           B           $175.09          4
EQ/OPPENHEIMER GLOBAL..................................  0.80%           B           $293.20          2
EQ/OPPENHEIMER GLOBAL..................................  0.90%           B           $170.80         23
EQ/OPPENHEIMER GLOBAL..................................  0.95%           B           $169.74         13
EQ/OPPENHEIMER GLOBAL..................................  1.00%           B           $168.69          1
EQ/OPPENHEIMER GLOBAL..................................  1.10%           B           $166.60         15
EQ/OPPENHEIMER GLOBAL..................................  1.20%           B           $164.54        444
EQ/OPPENHEIMER GLOBAL..................................  1.25%           B           $134.78         70
EQ/OPPENHEIMER GLOBAL..................................  1.30%           B           $154.20          1
EQ/OPPENHEIMER GLOBAL..................................  1.34%           B           $161.69        449
EQ/OPPENHEIMER GLOBAL..................................  1.45%           B           $159.48         --

EQ/PIMCO GLOBAL REAL RETURN............................  0.50%           B           $104.93         23
EQ/PIMCO GLOBAL REAL RETURN............................  0.70%           B           $103.74         10
EQ/PIMCO GLOBAL REAL RETURN............................  0.80%           B           $103.15          5
EQ/PIMCO GLOBAL REAL RETURN............................  0.90%           B           $102.57         24
EQ/PIMCO GLOBAL REAL RETURN............................  0.95%           B           $102.28          9
EQ/PIMCO GLOBAL REAL RETURN............................  1.00%           B           $101.99         --
EQ/PIMCO GLOBAL REAL RETURN............................  1.10%           B           $101.41         10
EQ/PIMCO GLOBAL REAL RETURN............................  1.20%           B           $100.83        155
EQ/PIMCO GLOBAL REAL RETURN............................  1.25%           B           $100.54         46
EQ/PIMCO GLOBAL REAL RETURN............................  1.34%           B           $100.02         99
EQ/PIMCO GLOBAL REAL RETURN............................  1.45%           B           $ 99.39         --

EQ/PIMCO ULTRA SHORT BOND..............................  1.10%           A           $ 97.46          1
EQ/PIMCO ULTRA SHORT BOND..............................  0.50%           B           $116.02          5
EQ/PIMCO ULTRA SHORT BOND..............................  0.70%           B           $112.87          4
EQ/PIMCO ULTRA SHORT BOND..............................  0.80%           B           $106.00          2
EQ/PIMCO ULTRA SHORT BOND..............................  0.90%           B           $109.81         31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/PIMCO ULTRA SHORT BOND..............................  0.95%           B           $109.05         52
EQ/PIMCO ULTRA SHORT BOND..............................  1.00%           B           $108.30         --
EQ/PIMCO ULTRA SHORT BOND..............................  1.10%           B           $106.82         31
EQ/PIMCO ULTRA SHORT BOND..............................  1.20%           B           $105.35        175
EQ/PIMCO ULTRA SHORT BOND..............................  1.25%           B           $105.97         55
EQ/PIMCO ULTRA SHORT BOND..............................  1.30%           B           $105.09          1
EQ/PIMCO ULTRA SHORT BOND..............................  1.34%           B           $103.33        387
EQ/PIMCO ULTRA SHORT BOND..............................  1.35%           B           $103.18         --
EQ/PIMCO ULTRA SHORT BOND..............................  1.45%           B           $101.76         --

EQ/QUALITY BOND PLUS...................................  0.70%           A           $167.79          1
EQ/QUALITY BOND PLUS...................................  0.90%           A           $182.56          9
EQ/QUALITY BOND PLUS...................................  1.20%           A           $158.79          1
EQ/QUALITY BOND PLUS...................................  1.34%           A           $174.56        304
EQ/QUALITY BOND PLUS...................................  1.35%           A           $183.79          1
EQ/QUALITY BOND PLUS...................................  1.45%           A           $135.99         --
EQ/QUALITY BOND PLUS...................................  0.50%           B           $149.67          3
EQ/QUALITY BOND PLUS...................................  0.80%           B           $113.26         --
EQ/QUALITY BOND PLUS...................................  0.90%           B           $147.29          2
EQ/QUALITY BOND PLUS...................................  0.95%           B           $144.35         34
EQ/QUALITY BOND PLUS...................................  1.00%           B           $116.26         --
EQ/QUALITY BOND PLUS...................................  1.10%           B           $140.18          8
EQ/QUALITY BOND PLUS...................................  1.20%           B           $138.68         72
EQ/QUALITY BOND PLUS...................................  1.25%           B           $102.12         18
EQ/QUALITY BOND PLUS...................................  1.30%           B           $101.98          1

EQ/SMALL COMPANY INDEX.................................  0.40%           B           $171.49         42
EQ/SMALL COMPANY INDEX.................................  0.50%           B           $305.18          2
EQ/SMALL COMPANY INDEX.................................  0.70%           B           $294.86          3
EQ/SMALL COMPANY INDEX.................................  0.80%           B           $350.70          1
EQ/SMALL COMPANY INDEX.................................  0.90%           B           $284.89         42
EQ/SMALL COMPANY INDEX.................................  0.95%           B           $282.45         16
EQ/SMALL COMPANY INDEX.................................  1.00%           B           $280.03         --
EQ/SMALL COMPANY INDEX.................................  1.10%           B           $275.24         12
EQ/SMALL COMPANY INDEX.................................  1.20%           B           $270.51        225
EQ/SMALL COMPANY INDEX.................................  1.25%           B           $152.98         93
EQ/SMALL COMPANY INDEX.................................  1.30%           B           $168.06          2
EQ/SMALL COMPANY INDEX.................................  1.34%           B           $264.05        642
EQ/SMALL COMPANY INDEX.................................  1.35%           B           $263.59         --
EQ/SMALL COMPANY INDEX.................................  1.45%           B           $259.06         --

EQ/T. ROWE PRICE GROWTH STOCK..........................  0.40%           B           $217.50         25
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.50%           B           $273.21          9
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.70%           B           $265.49         11
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.80%           B           $411.56          6
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.90%           B           $258.00         95
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.95%           B           $256.15         27
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.00%           B           $254.33          5
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.10%           B           $250.69         29
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.20%           B           $247.10      1,063
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.25%           B           $208.98        251
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.30%           B           $225.62          2
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.34%           B           $242.18      1,111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.35%           B           $241.82         2
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.45%           B           $238.36        --

EQ/UBS GROWTH & INCOME.................................  0.50%           B           $223.72        --
EQ/UBS GROWTH & INCOME.................................  0.70%           B           $217.40        --
EQ/UBS GROWTH & INCOME.................................  0.90%           B           $211.26         9
EQ/UBS GROWTH & INCOME.................................  0.95%           B           $209.75         4
EQ/UBS GROWTH & INCOME.................................  1.10%           B           $205.28         2
EQ/UBS GROWTH & INCOME.................................  1.20%           B           $202.34        19
EQ/UBS GROWTH & INCOME.................................  1.25%           B           $140.52        63
EQ/UBS GROWTH & INCOME.................................  1.30%           B           $155.21         1
EQ/UBS GROWTH & INCOME.................................  1.34%           B           $198.31        88
EQ/UBS GROWTH & INCOME.................................  1.35%           B           $198.02        --
EQ/UBS GROWTH & INCOME.................................  1.45%           B           $195.18        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.50%    SERVICE CLASS 2    $188.08         6
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.80%    SERVICE CLASS 2    $183.20        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.90%    SERVICE CLASS 2    $181.60         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.00%    SERVICE CLASS 2    $180.02        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.10%    SERVICE CLASS 2    $178.45         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.20%    SERVICE CLASS 2    $176.88        61

FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.50%    SERVICE CLASS 2    $180.58         4
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.70%    SERVICE CLASS 2    $177.44        --
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.80%    SERVICE CLASS 2    $175.89         1
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.90%    SERVICE CLASS 2    $174.36         4
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.00%    SERVICE CLASS 2    $172.84         1
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.10%    SERVICE CLASS 2    $171.33         3
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.20%    SERVICE CLASS 2    $169.82       291

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.00%       SERIES II       $113.28        12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.50%       SERIES II       $179.27        27
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.70%       SERIES II       $176.16        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.80%       SERIES II       $174.62         4
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.90%       SERIES II       $173.10         7
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.00%       SERIES II       $171.59        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.10%       SERIES II       $170.09         3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.20%       SERIES II       $168.59       235

INVESCO V.I. HIGH YIELD FUND...........................  0.50%       SERIES II       $128.15         6
INVESCO V.I. HIGH YIELD FUND...........................  0.70%       SERIES II       $126.19         3
INVESCO V.I. HIGH YIELD FUND...........................  0.80%       SERIES II       $125.22        --
INVESCO V.I. HIGH YIELD FUND...........................  0.90%       SERIES II       $124.26        11
INVESCO V.I. HIGH YIELD FUND...........................  0.95%       SERIES II       $123.79         9
INVESCO V.I. HIGH YIELD FUND...........................  1.00%       SERIES II       $123.31         1
INVESCO V.I. HIGH YIELD FUND...........................  1.10%       SERIES II       $122.36         6
INVESCO V.I. HIGH YIELD FUND...........................  1.20%       SERIES II       $121.42       174
INVESCO V.I. HIGH YIELD FUND...........................  1.25%       SERIES II       $120.95        43
INVESCO V.I. HIGH YIELD FUND...........................  1.34%       SERIES II       $120.11        81
INVESCO V.I. HIGH YIELD FUND...........................  1.45%       SERIES II       $119.09        --

INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.50%       SERIES II       $152.94         1
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.70%       SERIES II       $165.04        --
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.80%       SERIES II       $148.98         3
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.90%       SERIES II       $147.68         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.90%       SERIES II       $162.29         5
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.95%       SERIES II       $161.61         1
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.00%       SERIES II       $146.39        --
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.10%       SERIES II       $145.11         3
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.20%       SERIES II       $143.83        54
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.20%       SERIES II       $158.24         4
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.25%       SERIES II       $157.58         8
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.34%       SERIES II       $156.38        50
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.45%       SERIES II       $124.92        --

INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.50%       SERIES II       $167.69         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.70%       SERIES II       $188.40        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.80%       SERIES II       $163.34        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.90%       SERIES II       $161.91         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.90%       SERIES II       $185.26         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.95%       SERIES II       $184.49         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.00%       SERIES II       $160.50        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.10%       SERIES II       $159.09         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.20%       SERIES II       $157.70        25
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.20%       SERIES II       $180.64         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.25%       SERIES II       $179.88         3
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.34%       SERIES II       $178.52        18

IVY VIP HIGH INCOME....................................  0.50%       CLASS II        $163.23        25
IVY VIP HIGH INCOME....................................  0.70%       CLASS II        $160.51        12
IVY VIP HIGH INCOME....................................  0.80%       CLASS II        $159.17        11
IVY VIP HIGH INCOME....................................  0.90%       CLASS II        $157.84        99
IVY VIP HIGH INCOME....................................  0.95%       CLASS II        $157.18        32
IVY VIP HIGH INCOME....................................  1.00%       CLASS II        $156.52         3
IVY VIP HIGH INCOME....................................  1.10%       CLASS II        $155.21        27
IVY VIP HIGH INCOME....................................  1.20%       CLASS II        $153.91       693
IVY VIP HIGH INCOME....................................  1.25%       CLASS II        $153.26       228
IVY VIP HIGH INCOME....................................  1.34%       CLASS II        $152.10       411
IVY VIP HIGH INCOME....................................  1.45%       CLASS II        $134.40        --

IVY VIP SMALL CAP GROWTH...............................  0.50%       CLASS II        $184.22         3
IVY VIP SMALL CAP GROWTH...............................  0.70%       CLASS II        $143.36         1
IVY VIP SMALL CAP GROWTH...............................  0.80%       CLASS II        $179.44         1
IVY VIP SMALL CAP GROWTH...............................  0.90%       CLASS II        $141.17         3
IVY VIP SMALL CAP GROWTH...............................  0.90%       CLASS II        $177.87         2
IVY VIP SMALL CAP GROWTH...............................  0.95%       CLASS II        $140.63         2
IVY VIP SMALL CAP GROWTH...............................  1.00%       CLASS II        $176.32        --
IVY VIP SMALL CAP GROWTH...............................  1.10%       CLASS II        $174.78         2
IVY VIP SMALL CAP GROWTH...............................  1.20%       CLASS II        $137.93         2
IVY VIP SMALL CAP GROWTH...............................  1.20%       CLASS II        $173.24        84
IVY VIP SMALL CAP GROWTH...............................  1.25%       CLASS II        $137.40        15
IVY VIP SMALL CAP GROWTH...............................  1.34%       CLASS II        $136.45        85

MFS(R) INVESTORS TRUST SERIES..........................  0.50%     SERVICE CLASS     $208.90         1
MFS(R) INVESTORS TRUST SERIES..........................  0.70%     SERVICE CLASS     $231.16        --
MFS(R) INVESTORS TRUST SERIES..........................  0.80%     SERVICE CLASS     $203.49         1
MFS(R) INVESTORS TRUST SERIES..........................  0.90%     SERVICE CLASS     $201.71         1
MFS(R) INVESTORS TRUST SERIES..........................  0.90%     SERVICE CLASS     $227.31         2
MFS(R) INVESTORS TRUST SERIES..........................  0.95%     SERVICE CLASS     $226.36         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
MFS(R) INVESTORS TRUST SERIES..........................  1.00%     SERVICE CLASS     $199.96         --
MFS(R) INVESTORS TRUST SERIES..........................  1.10%     SERVICE CLASS     $198.20          1
MFS(R) INVESTORS TRUST SERIES..........................  1.20%     SERVICE CLASS     $196.46         35
MFS(R) INVESTORS TRUST SERIES..........................  1.20%     SERVICE CLASS     $221.64          1
MFS(R) INVESTORS TRUST SERIES..........................  1.25%     SERVICE CLASS     $220.71          9
MFS(R) INVESTORS TRUST SERIES..........................  1.34%     SERVICE CLASS     $219.04         28
MFS(R) INVESTORS TRUST SERIES..........................  1.45%     SERVICE CLASS     $177.44         --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.50%     SERVICE CLASS     $263.30          2
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.70%     SERVICE CLASS     $258.92         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.80%     SERVICE CLASS     $256.75          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.90%     SERVICE CLASS     $254.61          4
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.95%     SERVICE CLASS     $253.54         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.00%     SERVICE CLASS     $252.48         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.10%     SERVICE CLASS     $250.36          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.20%     SERVICE CLASS     $248.26         38
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.25%     SERVICE CLASS     $247.22          3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.34%     SERVICE CLASS     $245.35         24
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.45%     SERVICE CLASS     $190.88         --

MULTIMANAGER AGGRESSIVE EQUITY.........................  0.70%           A           $176.49         10
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           A           $213.83         17
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           A           $213.86          1
MULTIMANAGER AGGRESSIVE EQUITY+........................  0.90%           A           $215.63         12
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.20%           A           $182.59         10
MULTIMANAGER AGGRESSIVE EQUITY+........................  1.34%           A           $160.86      2,815
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.35%           A           $265.84        367
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.35%           A           $279.89         10
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.45%           A           $145.49          3
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.50%           B           $163.92          2
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.80%           B           $381.19         --
MULTIMANAGER AGGRESSIVE EQUITY+........................  0.90%           B           $132.71          7
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           B           $158.07         13
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.95%           B           $165.13         32
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.00%           B           $309.79         --
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.10%           B           $160.35          5
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.20%           B           $148.09         96
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.25%           B           $169.69          9
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.30%           B           $195.99          2

MULTIMANAGER CORE BOND.................................  0.40%           B           $105.93          3
MULTIMANAGER CORE BOND.................................  0.50%           B           $168.78          8
MULTIMANAGER CORE BOND.................................  0.70%           B           $163.10          2
MULTIMANAGER CORE BOND.................................  0.80%           B           $127.65          4
MULTIMANAGER CORE BOND.................................  0.90%           B           $157.61         20
MULTIMANAGER CORE BOND.................................  0.95%           B           $156.27         61
MULTIMANAGER CORE BOND.................................  1.00%           B           $154.93          1
MULTIMANAGER CORE BOND.................................  1.10%           B           $152.29         28
MULTIMANAGER CORE BOND.................................  1.20%           B           $149.69        218
MULTIMANAGER CORE BOND.................................  1.25%           B           $130.06         53
MULTIMANAGER CORE BOND.................................  1.30%           B           $128.45          2
MULTIMANAGER CORE BOND.................................  1.34%           B           $146.13        301
MULTIMANAGER CORE BOND.................................  1.35%           B           $145.87         --
MULTIMANAGER CORE BOND.................................  1.45%           B           $143.38         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
MULTIMANAGER MID CAP GROWTH............................  0.50%           B           $239.35        --
MULTIMANAGER MID CAP GROWTH............................  0.70%           B           $231.29         1
MULTIMANAGER MID CAP GROWTH............................  0.70%           B           $250.48        --
MULTIMANAGER MID CAP GROWTH............................  0.80%           B           $368.59        --
MULTIMANAGER MID CAP GROWTH............................  0.90%           B           $223.50        12
MULTIMANAGER MID CAP GROWTH............................  0.95%           B           $221.59        17
MULTIMANAGER MID CAP GROWTH............................  1.00%           B           $219.71        --
MULTIMANAGER MID CAP GROWTH............................  1.10%           B           $215.96         3
MULTIMANAGER MID CAP GROWTH............................  1.20%           B           $212.26        25
MULTIMANAGER MID CAP GROWTH............................  1.25%           B           $170.15        11
MULTIMANAGER MID CAP GROWTH............................  1.30%           B           $196.95         1
MULTIMANAGER MID CAP GROWTH............................  1.34%           B           $207.21       268
MULTIMANAGER MID CAP GROWTH............................  1.34%           B           $309.90         5
MULTIMANAGER MID CAP GROWTH............................  1.35%           B           $206.85        --
MULTIMANAGER MID CAP GROWTH............................  1.45%           B           $203.32        --

MULTIMANAGER MID CAP VALUE.............................  0.40%           B           $158.84         1
MULTIMANAGER MID CAP VALUE.............................  0.50%           B           $241.03        --
MULTIMANAGER MID CAP VALUE.............................  0.70%           B           $232.91         1
MULTIMANAGER MID CAP VALUE.............................  0.80%           B           $301.20        --
MULTIMANAGER MID CAP VALUE.............................  0.90%           B           $225.07        11
MULTIMANAGER MID CAP VALUE.............................  0.95%           B           $223.15        13
MULTIMANAGER MID CAP VALUE.............................  1.00%           B           $221.24        --
MULTIMANAGER MID CAP VALUE.............................  1.10%           B           $217.47         3
MULTIMANAGER MID CAP VALUE.............................  1.20%           B           $213.75        18
MULTIMANAGER MID CAP VALUE.............................  1.25%           B           $135.41         7
MULTIMANAGER MID CAP VALUE.............................  1.30%           B           $155.20         1
MULTIMANAGER MID CAP VALUE.............................  1.34%           B           $208.67       155
MULTIMANAGER MID CAP VALUE.............................  1.34%           B           $265.72         3
MULTIMANAGER MID CAP VALUE.............................  1.35%           B           $208.30        --
MULTIMANAGER MID CAP VALUE.............................  1.45%           B           $204.74        --

MULTIMANAGER TECHNOLOGY................................  0.50%           B           $332.93         1
MULTIMANAGER TECHNOLOGY................................  0.70%           B           $321.71         4
MULTIMANAGER TECHNOLOGY................................  0.70%           B           $365.03        --
MULTIMANAGER TECHNOLOGY................................  0.80%           B           $490.53        --
MULTIMANAGER TECHNOLOGY................................  0.90%           B           $310.88        16
MULTIMANAGER TECHNOLOGY................................  0.95%           B           $308.23        21
MULTIMANAGER TECHNOLOGY................................  1.00%           B           $305.61         1
MULTIMANAGER TECHNOLOGY................................  1.10%           B           $300.40        10
MULTIMANAGER TECHNOLOGY................................  1.20%           B           $295.26       123
MULTIMANAGER TECHNOLOGY................................  1.25%           B           $244.38        21
MULTIMANAGER TECHNOLOGY................................  1.30%           B           $286.40         2
MULTIMANAGER TECHNOLOGY................................  1.34%           B           $288.23       451
MULTIMANAGER TECHNOLOGY................................  1.34%           B           $447.51         5
MULTIMANAGER TECHNOLOGY................................  1.35%           B           $287.73         1
MULTIMANAGER TECHNOLOGY................................  1.45%           B           $282.81        --

OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.50%     SERVICE CLASS     $213.15         4
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.80%     SERVICE CLASS     $207.63        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.90%     SERVICE CLASS     $205.82        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.00%     SERVICE CLASS     $204.02        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.10%     SERVICE CLASS     $202.24         1
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.20%     SERVICE CLASS     $200.46        26

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.00%     ADVISOR CLASS     $ 86.58         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.50%     ADVISOR CLASS     $ 59.88         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.80%     ADVISOR CLASS     $ 58.33         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.90%     ADVISOR CLASS     $ 57.82         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.00%     ADVISOR CLASS     $ 57.32        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.10%     ADVISOR CLASS     $ 56.82         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.20%     ADVISOR CLASS     $ 56.32       125

TARGET 2015 ALLOCATION.................................  0.40%           B           $130.49        --
TARGET 2015 ALLOCATION.................................  0.50%           B           $141.83        10
TARGET 2015 ALLOCATION.................................  0.70%           B           $138.36        --
TARGET 2015 ALLOCATION.................................  0.80%           B           $195.89        --
TARGET 2015 ALLOCATION.................................  0.90%           B           $134.97         7
TARGET 2015 ALLOCATION.................................  0.95%           B           $134.13         3
TARGET 2015 ALLOCATION.................................  1.10%           B           $131.65         3
TARGET 2015 ALLOCATION.................................  1.20%           B           $130.02        25
TARGET 2015 ALLOCATION.................................  1.25%           B           $111.97        17
TARGET 2015 ALLOCATION.................................  1.34%           B           $127.77        60

TARGET 2025 ALLOCATION.................................  0.40%           B           $142.70        --
TARGET 2025 ALLOCATION.................................  0.50%           B           $152.03        47
TARGET 2025 ALLOCATION.................................  0.70%           B           $148.30         4
TARGET 2025 ALLOCATION.................................  0.80%           B           $228.29        --
TARGET 2025 ALLOCATION.................................  0.90%           B           $144.67        35
TARGET 2025 ALLOCATION.................................  0.95%           B           $143.77         9
TARGET 2025 ALLOCATION.................................  1.00%           B           $142.88        --
TARGET 2025 ALLOCATION.................................  1.10%           B           $141.12        14
TARGET 2025 ALLOCATION.................................  1.20%           B           $139.36       141
TARGET 2025 ALLOCATION.................................  1.25%           B           $118.05        28
TARGET 2025 ALLOCATION.................................  1.34%           B           $136.95       249
TARGET 2025 ALLOCATION.................................  1.35%           B           $136.78        --
TARGET 2025 ALLOCATION.................................  1.45%           B           $135.08        --

TARGET 2035 ALLOCATION.................................  0.40%           B           $149.72         1
TARGET 2035 ALLOCATION.................................  0.50%           B           $157.52        34
TARGET 2035 ALLOCATION.................................  0.70%           B           $153.65         3
TARGET 2035 ALLOCATION.................................  0.80%           B           $250.75         1
TARGET 2035 ALLOCATION.................................  0.90%           B           $149.89        31
TARGET 2035 ALLOCATION.................................  0.95%           B           $148.96         5
TARGET 2035 ALLOCATION.................................  1.00%           B           $148.04        --
TARGET 2035 ALLOCATION.................................  1.10%           B           $146.21        12
TARGET 2035 ALLOCATION.................................  1.20%           B           $144.39       198
TARGET 2035 ALLOCATION.................................  1.25%           B           $120.41        13
TARGET 2035 ALLOCATION.................................  1.34%           B           $141.90       279
TARGET 2035 ALLOCATION.................................  1.35%           B           $141.72        --
TARGET 2035 ALLOCATION.................................  1.45%           B           $139.96        --

TARGET 2045 ALLOCATION.................................  0.40%           B           $156.08         1
TARGET 2045 ALLOCATION.................................  0.50%           B           $160.56        28
TARGET 2045 ALLOCATION.................................  0.70%           B           $156.63         1
TARGET 2045 ALLOCATION.................................  0.80%           B           $272.22         1
TARGET 2045 ALLOCATION.................................  0.90%           B           $152.79        27
TARGET 2045 ALLOCATION.................................  0.95%           B           $151.84         6
TARGET 2045 ALLOCATION.................................  1.00%           B           $150.91        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
TARGET 2045 ALLOCATION.................................  1.10%           B           $149.04        12
TARGET 2045 ALLOCATION.................................  1.20%           B           $147.19       196
TARGET 2045 ALLOCATION.................................  1.25%           B           $120.77         7
TARGET 2045 ALLOCATION.................................  1.34%           B           $144.64       199
TARGET 2045 ALLOCATION.................................  1.35%           B           $144.46        --
TARGET 2045 ALLOCATION.................................  1.45%           B           $142.67        --

TARGET 2055 ALLOCATION.................................  0.50%           B           $110.19        17
TARGET 2055 ALLOCATION.................................  0.70%           B           $109.39        --
TARGET 2055 ALLOCATION.................................  0.80%           B           $108.99         1
TARGET 2055 ALLOCATION.................................  0.90%           B           $108.59         9
TARGET 2055 ALLOCATION.................................  0.95%           B           $108.39        --
TARGET 2055 ALLOCATION.................................  1.00%           B           $108.20        --
TARGET 2055 ALLOCATION.................................  1.10%           B           $107.80         2
TARGET 2055 ALLOCATION.................................  1.20%           B           $107.40        71
TARGET 2055 ALLOCATION.................................  1.25%           B           $107.21         1
TARGET 2055 ALLOCATION.................................  1.34%           B           $106.85        23

TEMPLETON GLOBAL BOND VIP FUND.........................  0.50%        CLASS 2        $121.64        17
TEMPLETON GLOBAL BOND VIP FUND.........................  0.70%        CLASS 2        $119.53        --
TEMPLETON GLOBAL BOND VIP FUND.........................  0.80%        CLASS 2        $118.49         9
TEMPLETON GLOBAL BOND VIP FUND.........................  0.90%        CLASS 2        $117.46         7
TEMPLETON GLOBAL BOND VIP FUND.........................  1.00%        CLASS 2        $116.43         1
TEMPLETON GLOBAL BOND VIP FUND.........................  1.10%        CLASS 2        $115.41         3
TEMPLETON GLOBAL BOND VIP FUND.........................  1.20%        CLASS 2        $114.40       561

VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.50%        CLASS S        $ 49.33         3
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.70%        CLASS S        $ 48.57         1
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.80%        CLASS S        $ 48.20         1
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.90%        CLASS S        $ 47.83        25
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.95%        CLASS S        $ 47.65         8
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.00%        CLASS S        $ 47.46        --
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.10%        CLASS S        $ 47.10         8
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.20%        CLASS S        $ 46.73       125
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.25%        CLASS S        $ 46.55        22
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.34%        CLASS S        $ 46.23       182
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.45%        CLASS S        $ 45.84        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2018, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2018, the contract charges were 0.00%.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                              1290 VT       1290 VT
                                                                1290 VT     DOUBLELINE    DOUBLELINE
                                                              CONVERTIBLE     DYNAMIC    OPPORTUNISTIC 1290 VT EQUITY
                                                             SECURITIES*(A) ALLOCATION*      BOND*        INCOME*
                                                             -------------- -----------  ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $   359     $   186,266    $ 261,558    $  2,220,277
 Expenses:
   Asset-based charges......................................         --         141,618       90,905       1,387,127
                                                                -------     -----------    ---------    ------------
                                                                     --         141,618       90,905       1,387,127
                                                                -------     -----------    ---------    ------------

NET INVESTMENT INCOME (LOSS)................................        359          44,648      170,653         833,150
                                                                -------     -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         (1)        107,102      (25,393)     (2,826,476)
   Net realized gain distribution from the Portfolios.......        299         267,781           --      29,993,534
                                                                -------     -----------    ---------    ------------
 Net realized gain (loss)...................................        298         374,883      (25,393)     27,167,058
                                                                -------     -----------    ---------    ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (1,305)     (1,020,808)    (286,996)    (42,246,578)
                                                                -------     -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (1,007)       (645,925)    (312,389)    (15,079,520)
                                                                -------     -----------    ---------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  (648)    $  (601,277)   $(141,736)   $(14,246,370)
                                                                =======     ===========    =========    ============

                                                                           1290 VT GAMCO
                                                             1290 VT GAMCO     SMALL
                                                               MERGERS &      COMPANY
                                                             ACQUISITIONS*    VALUE*
                                                             ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   245,924  $   5,942,447
 Expenses:
   Asset-based charges......................................      214,807     13,210,358
                                                              -----------  -------------
                                                                  214,807     13,210,358
                                                              -----------  -------------

NET INVESTMENT INCOME (LOSS)................................       31,117     (7,267,911)
                                                              -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (88,593)    34,730,878
   Net realized gain distribution from the Portfolios.......      450,634     48,146,462
                                                              -----------  -------------
 Net realized gain (loss)...................................      362,041     82,877,340
                                                              -----------  -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (1,430,500)  (254,592,184)
                                                              -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (1,068,459)  (171,714,844)
                                                              -----------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(1,037,342) $(178,982,755)
                                                              ===========  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                          1290 VT LOW
                                                                          VOLATILITY                               1290 VT
                                                             1290 VT HIGH   GLOBAL    1290 VT MICRO 1290 VT SMALL SMARTBETA
                                                             YIELD BOND*  EQUITY*(A)     CAP*(A)     CAP VALUE*    EQUITY*
                                                             ------------ ----------- ------------- ------------- ---------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   809,985     $ 371      $     32      $  27,656   $  29,748
 Expenses:
   Asset-based charges......................................     175,802        10           165         22,373      21,546
                                                             -----------     -----      --------      ---------   ---------
   Net Expenses.............................................     175,802        10           165         22,373      21,546
                                                             -----------     -----      --------      ---------   ---------

NET INVESTMENT INCOME (LOSS)................................     634,183       361          (133)         5,283       8,202
                                                             -----------     -----      --------      ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (68,814)       (1)       (3,358)        65,983      36,109
   Net realized gain distribution from the Portfolios.......          --        20        11,171        117,109      86,048
                                                             -----------     -----      --------      ---------   ---------
 Net realized gain (loss)...................................     (68,814)       19         7,813        183,092     122,157
                                                             -----------     -----      --------      ---------   ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,069,763)     (925)      (14,850)      (721,376)   (297,969)
                                                             -----------     -----      --------      ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,138,577)     (906)       (7,037)      (538,284)   (175,812)
                                                             -----------     -----      --------      ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (504,394)    $(545)     $ (7,170)     $(533,001)  $(167,610)
                                                             ===========     =====      ========      =========   =========

                                                               1290 VT
                                                               SOCIALLY
                                                             RESPONSIBLE*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   534,113
 Expenses:
   Asset-based charges......................................     701,805
                                                             -----------
   Net Expenses.............................................     701,805
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................    (167,692)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   2,337,555
   Net realized gain distribution from the Portfolios.......   1,472,936
                                                             -----------
 Net realized gain (loss)...................................   3,810,491
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (6,618,422)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (2,807,931)
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(2,975,623)
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                            AMERICAN FUNDS
                                                                              INSURANCE      AXA 400      AXA 500     AXA 2000
                                                               ALL ASSET    SERIES(R) BOND   MANAGED      MANAGED      MANAGED
                                                             GROWTH-ALT 20*    FUND/SM/    VOLATILITY*  VOLATILITY*  VOLATILITY*
                                                             -------------- -------------- -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  1,490,292   $ 1,052,148   $   167,873  $   319,916  $    66,753
 Expenses:
   Asset-based charges......................................     1,032,530       540,529       209,475      344,456      102,164
                                                              ------------   -----------   -----------  -----------  -----------
   Net Expenses.............................................     1,032,530       540,529       209,475      344,456      102,164
                                                              ------------   -----------   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)................................       457,762       511,619       (41,602)     (24,540)     (35,411)
                                                              ------------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       793,401      (367,152)      320,369    1,450,833      288,699
   Net realized gain distribution from the Portfolios.......     2,817,223        63,583     1,287,451      625,644      535,835
                                                              ------------   -----------   -----------  -----------  -----------
 Net realized gain (loss)...................................     3,610,624      (303,569)    1,607,820    2,076,477      824,534
                                                              ------------   -----------   -----------  -----------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (11,303,094)   (1,122,030)   (3,897,684)  (4,040,654)  (1,917,408)
                                                              ------------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (7,692,470)   (1,425,599)   (2,289,864)  (1,964,177)  (1,092,874)
                                                              ------------   -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ (7,234,708)  $  (913,980)  $(2,331,466) $(1,988,717) $(1,128,285)
                                                              ============   ===========   ===========  ===========  ===========


                                                             AXA AGGRESSIVE
                                                              ALLOCATION*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  11,373,667
 Expenses:
   Asset-based charges......................................     8,926,649
                                                             -------------
   Net Expenses.............................................     8,926,649
                                                             -------------

NET INVESTMENT INCOME (LOSS)................................     2,447,018
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    14,414,835
   Net realized gain distribution from the Portfolios.......    40,052,816
                                                             -------------
 Net realized gain (loss)...................................    54,467,651
                                                             -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (127,309,715)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (72,842,064)
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (70,395,046)
                                                             =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                            AXA                        AXA
                                                                               AXA      CONSERVATIVE     AXA      CONSERVATIVE-
                                                             AXA BALANCED  CONSERVATIVE    GROWTH    CONSERVATIVE     PLUS
                                                              STRATEGY*    ALLOCATION*   STRATEGY*    STRATEGY*    ALLOCATION*
                                                             ------------  ------------ ------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  1,553,357  $ 1,525,462  $   383,235   $ 112,514   $  3,210,745
 Expenses:
   Asset-based charges......................................    1,663,791    1,248,516      380,077     110,603      2,641,976
                                                             ------------  -----------  -----------   ---------   ------------
   Net Expenses.............................................    1,663,791    1,248,516      380,077     110,603      2,641,976
                                                             ------------  -----------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)................................     (110,434)     276,946        3,158       1,911        568,769
                                                             ------------  -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    3,032,960     (841,642)     437,293      72,939        (36,714)
   Net realized gain distribution from the Portfolios.......    2,665,285    2,398,130      652,760     202,043      8,797,101
                                                             ------------  -----------  -----------   ---------   ------------
 Net realized gain (loss)...................................    5,698,245    1,556,488    1,090,053     274,982      8,760,387
                                                             ------------  -----------  -----------   ---------   ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,443,190)  (4,653,684)  (2,483,394)   (518,616)   (19,621,941)
                                                             ------------  -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (6,744,945)  (3,097,196)  (1,393,341)   (243,634)   (10,861,554)
                                                             ------------  -----------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (6,855,379) $(2,820,250) $(1,390,183)  $(241,723)  $(10,292,785)
                                                             ============  ===========  ===========   =========   ============

                                                               AXA GLOBAL
                                                             EQUITY MANAGED
                                                              VOLATILITY*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  3,987,840
 Expenses:
   Asset-based charges......................................     4,994,090
                                                              ------------
   Net Expenses.............................................     4,994,090
                                                              ------------

NET INVESTMENT INCOME (LOSS)................................    (1,006,250)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    17,152,168
   Net realized gain distribution from the Portfolios.......    28,305,285
                                                              ------------
 Net realized gain (loss)...................................    45,457,453
                                                              ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (95,627,850)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (50,170,397)
                                                              ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(51,176,647)
                                                              ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                             AXA           AXA           AXA
                                                                        INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP
                                                             AXA GROWTH CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED
                                                             STRATEGY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ---------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  16,845  $  2,879,135   $   237,155  $  3,096,687   $   350,960
 Expenses:
   Asset-based charges......................................    16,883     2,160,203       156,520     2,328,343       435,113
                                                             ---------  ------------   -----------  ------------   -----------
   Net Expenses.............................................    16,883     2,160,203       156,520     2,328,343       435,113
                                                             ---------  ------------   -----------  ------------   -----------

NET INVESTMENT INCOME (LOSS)................................       (38)      718,932        80,635       768,344       (84,153)
                                                             ---------  ------------   -----------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    55,283     3,938,397        61,168     3,214,629     2,355,668
   Net realized gain distribution from the Portfolios.......    24,382            --        39,133            --     2,689,374
                                                             ---------  ------------   -----------  ------------   -----------
 Net realized gain (loss)...................................    79,665     3,938,397       100,301     3,214,629     5,045,042
                                                             ---------  ------------   -----------  ------------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (176,494)  (32,353,036)   (2,245,687)  (36,821,113)   (7,407,438)
                                                             ---------  ------------   -----------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (96,829)  (28,414,639)   (2,145,386)  (33,606,484)   (2,362,396)
                                                             ---------  ------------   -----------  ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (96,867) $(27,695,707)  $(2,064,751) $(32,838,140)  $(2,446,549)
                                                             =========  ============   ===========  ============   ===========

                                                             AXA LARGE CAP
                                                                GROWTH
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   3,698,931
 Expenses:
   Asset-based charges......................................    10,035,051
                                                             -------------
   Net Expenses.............................................    10,035,051
                                                             -------------

NET INVESTMENT INCOME (LOSS)................................    (6,336,120)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    53,872,506
   Net realized gain distribution from the Portfolios.......    63,941,612
                                                             -------------
 Net realized gain (loss)...................................   117,814,118
                                                             -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (138,387,476)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (20,573,358)
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (26,909,478)
                                                             =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                               AXA LARGE     AXA MID CAP                      AXA
                                                               CAP VALUE        VALUE           AXA        MODERATE
                                                                MANAGED        MANAGED       MODERATE       GROWTH
                                                              VOLATILITY*    VOLATILITY*    ALLOCATION*    STRATEGY*
                                                             -------------  -------------  -------------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  20,695,592  $   6,013,089  $  25,256,570  $   931,782
 Expenses:
   Asset-based charges......................................    11,091,473      6,567,946     20,783,929      855,432
   Less: Reduction for expense limitation...................            --             --     (5,569,200)          --
                                                             -------------  -------------  -------------  -----------
   Net Expenses.............................................    11,091,473      6,567,946     15,214,729      855,432
                                                             -------------  -------------  -------------  -----------

NET INVESTMENT INCOME (LOSS)................................     9,604,119       (554,857)    10,041,841       76,350
                                                             -------------  -------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    60,771,919     35,839,366      1,275,324    1,084,486
   Net realized gain distribution from the Portfolios.......    38,880,635     38,885,757     63,592,029    1,772,674
                                                             -------------  -------------  -------------  -----------
 Net realized gain (loss)...................................    99,652,554     74,725,123     64,867,353    2,857,160
                                                             -------------  -------------  -------------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (200,567,880)  (144,651,271)  (165,312,266)  (7,768,255)
                                                             -------------  -------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (100,915,326)   (69,926,148)  (100,444,913)  (4,911,095)
                                                             -------------  -------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (91,311,207) $ (70,481,005) $ (90,403,072) $(4,834,745)
                                                             =============  =============  =============  ===========

                                                                  AXA          AXA/AB
                                                               MODERATE-      DYNAMIC
                                                                 PLUS         MODERATE
                                                              ALLOCATION*     GROWTH*
                                                             -------------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  19,011,430  $   213,822
 Expenses:
   Asset-based charges......................................    14,973,232      226,979
   Less: Reduction for expense limitation...................            --           --
                                                             -------------  -----------
   Net Expenses.............................................    14,973,232      226,979
                                                             -------------  -----------

NET INVESTMENT INCOME (LOSS)................................     4,038,198      (13,157)
                                                             -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    15,657,486      344,365
   Net realized gain distribution from the Portfolios.......    58,038,566      173,385
                                                             -------------  -----------
 Net realized gain (loss)...................................    73,696,052      517,750
                                                             -------------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (171,524,919)  (1,790,411)
                                                             -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (97,828,867)  (1,272,661)
                                                             -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (93,790,669) $(1,285,818)
                                                             =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                  AXA/FRANKLIN
                                                            AXA/      AXA/FRANKLIN  AXA/FRANKLIN   TEMPLETON
                                                         CLEARBRIDGE    BALANCED      SMALL CAP    ALLOCATION
                                          AXA/AB SMALL    LARGE CAP     MANAGED     VALUE MANAGED   MANAGED       AXA/JANUS
                                          CAP GROWTH*      GROWTH*    VOLATILITY*    VOLATILITY*  VOLATILITY*    ENTERPRISE*
                                          ------------  ------------  ------------  ------------- ------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    489,594  $    267,426  $  2,574,307   $   127,960  $  1,651,073  $         --
 Expenses:
   Asset-based charges...................    5,313,418     2,069,898     1,145,945       262,837       944,321     4,065,915
                                          ------------  ------------  ------------   -----------  ------------  ------------
   Net Expenses..........................    5,313,418     2,069,898     1,145,945       262,837       944,321     4,065,915
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET INVESTMENT INCOME (LOSS).............   (4,823,824)   (1,802,472)    1,428,362      (134,877)      706,752    (4,065,915)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   10,489,331     1,224,304     2,666,520     1,296,385     2,773,059      (133,113)
   Net realized gain distribution from
    the Portfolios.......................   61,284,584    13,164,515     3,363,896     2,420,786    15,674,361    17,998,501
                                          ------------  ------------  ------------   -----------  ------------  ------------
 Net realized gain (loss)................   71,773,915    14,388,819     6,030,416     3,717,171    18,447,420    17,865,388
                                          ------------  ------------  ------------   -----------  ------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (99,934,897)  (13,579,950)  (12,301,281)   (6,359,128)  (26,381,898)  (22,973,750)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (28,160,982)      808,869    (6,270,865)   (2,641,957)   (7,934,478)   (5,108,362)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(32,984,806) $   (993,603) $ (4,842,503)  $(2,776,834) $ (7,227,726) $ (9,174,277)
                                          ============  ============  ============   ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                        AXA/TEMPLETON
                                           AXA/LOOMIS   GLOBAL EQUITY             CHARTER/SM/                     CHARTER/SM/
                                             SAYLES        MANAGED    CHARTER/SM/ MULTI-SECTOR CHARTER/SM/ SMALL  SMALL CAP
                                            GROWTH*      VOLATILITY*  MODERATE*      BOND*       CAP GROWTH*        VALUE*
                                          ------------  ------------- ----------  ------------ ---------------   ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $     85,093  $  1,380,968   $  5,907   $ 1,763,562   $  1,806,051     $  1,368,144
 Expenses:
   Asset-based charges...................    1,211,973       623,539      4,718     1,007,406        653,447        1,562,161
   Less: Reduction for expense
    limitation...........................           --            --         --            --         (1,032)          (3,761)
                                          ------------  ------------   --------   -----------   ------------     ------------
   Net Expenses..........................    1,211,973       623,539      4,718     1,007,406        652,415        1,558,400
                                          ------------  ------------   --------   -----------   ------------     ------------

NET INVESTMENT INCOME (LOSS).............   (1,126,880)      757,429      1,189       756,156      1,153,636         (190,256)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    7,979,016     2,487,395     (3,316)   (1,398,413)     2,989,075        6,740,244
   Net realized gain distribution from
    the Portfolios.......................    9,132,595     4,658,942      5,608            --      3,688,205        1,667,426
                                          ------------  ------------   --------   -----------   ------------     ------------
 Net realized gain (loss)................   17,111,611     7,146,337      2,292    (1,398,413)     6,677,280        8,407,670
                                          ------------  ------------   --------   -----------   ------------     ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (19,594,762)  (14,446,897)   (27,271)     (818,004)   (10,738,671)     (23,564,739)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (2,483,151)   (7,300,560)   (24,979)   (2,216,417)    (4,061,391)     (15,157,069)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (3,610,031) $ (6,543,131)  $(23,790)  $(1,460,261)  $ (2,907,755)    $(15,347,325)
                                          ============  ============   ========   ===========   ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                     EQ/CLEARBRIDGE
                                           EQ/AMERICAN   EQ/BLACKROCK   EQ/CAPITAL   SELECT EQUITY
                                           CENTURY MID   BASIC VALUE     GUARDIAN       MANAGED       EQ/COMMON    EQ/CORE BOND
                                          CAP VALUE*(A)    EQUITY*      RESEARCH*     VOLATILITY*    STOCK INDEX*     INDEX*
                                          ------------- -------------  ------------  -------------- -------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   485,524  $  12,580,055  $  1,278,991   $    945,375  $  30,944,238  $ 2,159,976
 Expenses:
   Asset-based charges...................      200,315      9,953,255     2,950,635        346,898     32,701,530    1,396,005
   Less: Reduction for expense
    limitation...........................           --             --            --             --     (6,150,820)          --
                                           -----------  -------------  ------------   ------------  -------------  -----------
   Net Expenses..........................      200,315      9,953,255     2,950,635        346,898     26,550,710    1,396,005
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET INVESTMENT INCOME (LOSS).............      285,209      2,626,800    (1,671,644)       598,477      4,393,528      763,971
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (114,911)    49,815,117    18,554,605      1,555,023    151,851,766     (670,503)
   Net realized gain distribution from
    the Portfolios.......................           --     64,451,826    25,552,876     12,268,055    112,122,900           --
                                           -----------  -------------  ------------   ------------  -------------  -----------
 Net realized gain (loss)................     (114,911)   114,266,943    44,107,481     13,823,078    263,974,666     (670,503)
                                           -----------  -------------  ------------   ------------  -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (9,724,062)  (186,267,444)  (54,661,609)   (17,278,033)  (416,528,514)  (1,226,222)
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (9,838,973)   (72,000,501)  (10,554,128)    (3,454,955)  (152,553,848)  (1,896,725)
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(9,553,764) $ (69,373,701) $(12,225,772)  $ (2,856,478) $(148,160,320) $(1,132,754)
                                           ===========  =============  ============   ============  =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     EQ/EMERGING                     EQ/FIDELITY      EQ/FRANKLIN                EQ/GOLDMAN
                                       MARKETS    EQ/EQUITY 500  INSTITUTIONAL AM/SM    RISING      EQ/GLOBAL   SACHS MID CAP
                                     EQUITY PLUS*    INDEX*        /LARGE CAP*(A)    DIVIDENDS*(A)  BOND PLUS*    VALUE*(A)
                                     ------------ -------------  ------------------- ------------- -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   201,423  $  25,119,926     $  1,033,470       $  2,345    $   680,204   $   120,660
 Expenses:
   Asset-based charges..............     179,958     21,875,936        1,062,557          1,222        643,694       135,883
                                     -----------  -------------     ------------       --------    -----------   -----------
   Net Expenses.....................     179,958     21,875,936        1,062,557          1,222        643,694       135,883
                                     -----------  -------------     ------------       --------    -----------   -----------

NET INVESTMENT INCOME (LOSS)........      21,465      3,243,990          (29,087)         1,123         36,510       (15,223)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     566,174     80,773,559         (722,527)          (181)      (888,604)      (56,646)
   Net realized gain distribution
    from the Portfolios.............      86,579     38,352,410               --             --             --            --
                                     -----------  -------------     ------------       --------    -----------   -----------
 Net realized gain (loss)...........     652,753    119,125,969         (722,527)          (181)      (888,604)      (56,646)
                                     -----------  -------------     ------------       --------    -----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (3,338,002)  (226,237,774)     (50,425,726)       (65,283)      (697,937)   (5,216,599)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (2,685,249)  (107,111,805)     (51,148,253)       (65,464)    (1,586,541)   (5,273,245)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(2,663,784) $(103,867,815)    $(51,177,340)      $(64,341)   $(1,550,031)  $(5,288,468)
                                     ===========  =============     ============       ========    ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                              EQ/
                                          INTERMEDIATE      EQ/                    EQ/INVESCO    EQ/INVESCO
                                           GOVERNMENT  INTERNATIONAL  EQ/INVESCO   GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                             BOND*     EQUITY INDEX*  COMSTOCK*    ESTATE*(A)    GROWTH*(A)    ENERGY*(A)
                                          ------------ ------------- ------------  -----------  ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 648,462   $  8,951,575  $  1,914,476  $   485,010   $   163,238  $     47,633
 Expenses:
   Asset-based charges...................    654,260      4,943,054     1,597,040      214,969       189,237       114,421
   Less: Reduction for expense
    limitation...........................     (2,959)            --            --           --            --            --
                                           ---------   ------------  ------------  -----------   -----------  ------------
   Net Expenses..........................    651,301      4,943,054     1,597,040      214,969       189,237       114,421
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET INVESTMENT INCOME (LOSS).............     (2,839)     4,008,521       317,436      270,041       (25,999)      (66,788)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   (115,307)     3,027,510     5,732,865       37,100       (52,073)     (575,760)
   Net realized gain distribution from
    the Portfolios.......................         --             --     5,001,487           --            --            --
                                           ---------   ------------  ------------  -----------   -----------  ------------
 Net realized gain (loss)................   (115,307)     3,027,510    10,734,352       37,100       (52,073)     (575,760)
                                           ---------   ------------  ------------  -----------   -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (147,332)   (69,984,100)  (27,806,770)  (1,588,691)   (4,051,141)  (17,327,646)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (262,639)   (66,956,590)  (17,072,418)  (1,551,591)   (4,103,214)  (17,903,406)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(265,478)  $(62,948,069) $(16,754,982) $(1,281,550)  $(4,129,213) $(17,970,194)
                                           =========   ============  ============  ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                     EQ/LAZARD
                                                          EQ/JPMORGAN                                 EMERGING      EQ/MFS
                                          EQ/IVY MID CAP     VALUE      EQ/LARGE CAP  EQ/LARGE CAP    MARKETS    INTERNATIONAL
                                            GROWTH*(A)   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*   EQUITY*(A)     GROWTH*
                                          -------------- -------------- ------------- ------------  -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $     14,828   $  1,725,845  $  1,995,095  $  1,931,105  $   366,521  $  1,454,462
 Expenses:
   Asset-based charges...................       403,445      1,971,642     3,892,864     1,140,924      526,067     1,947,124
                                           ------------   ------------  ------------  ------------  -----------  ------------
   Net Expenses..........................       403,445      1,971,642     3,892,864     1,140,924      526,067     1,947,124
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS).............      (388,617)      (245,797)   (1,897,769)      790,181     (159,546)     (492,662)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      (199,228)     7,572,170    13,318,707     2,499,469       32,865     3,481,187
   Net realized gain distribution from
    the Portfolios.......................            --     13,256,205    18,988,967     3,807,440           --    15,009,358
                                           ------------   ------------  ------------  ------------  -----------  ------------
 Net realized gain (loss)................      (199,228)    20,828,375    32,307,674     6,306,909       32,865    18,490,545
                                           ------------   ------------  ------------  ------------  -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (14,300,034)   (48,790,083)  (40,899,073)  (16,515,277)  (2,644,086)  (35,257,217)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (14,499,262)   (27,961,708)   (8,591,399)  (10,208,368)  (2,611,221)  (16,766,672)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(14,887,879)  $(28,207,505) $(10,489,168) $ (9,418,187) $(2,770,767) $(17,259,334)
                                           ============   ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                             EQ/MFS                                                                   EQ/
                                          INTERNATIONAL     EQ/MFS     EQ/MFS UTILITIES   EQ/MID CAP   EQ/MONEY   OPPENHEIMER
                                            VALUE*(A)   TECHNOLOGY*(A)    SERIES*(A)        INDEX*     MARKET*      GLOBAL*
                                          ------------- -------------- ---------------- -------------  --------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $         --   $         --    $   557,857    $   7,489,323  $888,476  $    697,872
 Expenses:
   Asset-based charges...................    1,159,296        410,657        280,793        8,675,739   811,507     2,336,358
   Less: Reduction for expense
    limitation...........................           --             --             --               --   (51,795)           --
                                          ------------   ------------    -----------    -------------  --------  ------------
   Net Expenses..........................    1,159,296        410,657        280,793        8,675,739   759,712     2,336,358
                                          ------------   ------------    -----------    -------------  --------  ------------

NET INVESTMENT INCOME (LOSS).............   (1,159,296)      (410,657)       277,064       (1,186,416)  128,764    (1,638,486)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (223,258)      (608,223)       (66,087)      37,645,786     1,170     8,720,946
   Net realized gain distribution from
    the Portfolios.......................           --             --             --       51,379,061        --     5,094,565
                                          ------------   ------------    -----------    -------------  --------  ------------
 Net realized gain (loss)................     (223,258)      (608,223)       (66,087)      89,024,847     1,170    13,815,511
                                          ------------   ------------    -----------    -------------  --------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (20,109,335)   (17,211,489)    (4,285,066)    (175,210,975)    2,056   (40,603,490)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (20,332,593)   (17,819,712)    (4,351,153)     (86,186,128)    3,226   (26,787,979)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(21,491,889)  $(18,230,369)   $(4,074,089)   $ (87,372,544) $131,990  $(28,426,465)
                                          ============   ============    ===========    =============  ========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                           EQ/PIMCO                                                 EQ/T. ROWE
                                          GLOBAL REAL  EQ/PIMCO ULTRA  EQ/QUALITY     EQ/SMALL     PRICE GROWTH  EQ/UBS GROWTH
                                            RETURN*     SHORT BOND*    BOND PLUS*  COMPANY INDEX*     STOCK*       & INCOME*
                                          -----------  -------------- -----------  -------------- -------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $   950,024    $1,543,615   $ 1,277,265   $  3,096,130  $          --  $    139,734
 Expenses:
   Asset-based charges...................     433,831       992,324       973,629      4,079,269      8,498,394       530,030
                                          -----------    ----------   -----------   ------------  -------------  ------------
   Net Expenses..........................     433,831       992,324       973,629      4,079,269      8,498,394       530,030
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET INVESTMENT INCOME (LOSS).............     516,193       551,291       303,636       (983,139)    (8,498,394)     (390,296)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      91,701        46,442      (849,865)     7,149,385     44,447,969       428,437
   Net realized gain distribution from
    the Portfolios.......................          --            --            --     26,855,430     54,046,607     4,399,455
                                          -----------    ----------   -----------   ------------  -------------  ------------
 Net realized gain (loss)................      91,701        46,442      (849,865)    34,004,815     98,494,576     4,827,892
                                          -----------    ----------   -----------   ------------  -------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (1,536,910)     (817,647)     (422,620)   (71,723,231)  (112,379,659)  (10,136,559)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (1,445,209)     (771,205)   (1,272,485)   (37,718,416)   (13,885,083)   (5,308,667)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (929,016)   $ (219,914)  $  (968,849)  $(38,701,555) $ (22,383,477) $ (5,698,963)
                                          ===========    ==========   ===========   ============  =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                FIDELITY(R) VIP FIDELITY(R) VIP INVESCO V.I.                    INVESCO V.I. MID INVESCO V.I.
                                 EQUITY-INCOME      MID CAP      DIVERSIFIED  INVESCO V.I. HIGH     CAP CORE      SMALL CAP
                                   PORTFOLIO       PORTFOLIO    DIVIDEND FUND    YIELD FUND       EQUITY FUND    EQUITY FUND
                                --------------- --------------- ------------- ----------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $   278,864    $    239,979    $ 1,100,162     $ 2,072,492      $    25,416    $        --
 Expenses:
   Asset-based charges.........       149,024         694,777        537,866         514,021          274,728        133,285
                                  -----------    ------------    -----------     -----------      -----------    -----------
   Net Expenses................       149,024         694,777        537,866         514,021          274,728        133,285
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET INVESTMENT INCOME (LOSS)...       129,840        (454,798)       562,296       1,558,471         (249,312)      (133,285)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      (142,240)        (28,389)       878,948        (460,676)        (402,041)      (258,626)
   Net realized gain
    distribution from the
    Portfolios.................       592,871       4,725,136      1,765,217              --        3,255,822        742,817
                                  -----------    ------------    -----------     -----------      -----------    -----------
 Net realized gain (loss)......       450,631       4,696,747      2,644,165        (460,676)       2,853,781        484,191
                                  -----------    ------------    -----------     -----------      -----------    -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    (1,857,002)    (13,889,386)    (7,702,035)     (3,103,631)      (5,481,418)    (2,044,733)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    (1,406,371)     (9,192,639)    (5,057,870)     (3,564,307)      (2,627,637)    (1,560,542)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $(1,276,531)   $ (9,647,437)   $(4,495,574)    $(2,005,836)     $(2,876,949)   $(1,693,827)
                                  ===========    ============    ===========     ===========      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                          MFS(R)
                                                                                       MASSACHUSETTS
                                                                                         INVESTORS    MULTIMANAGER
                                          IVY VIP HIGH  IVY VIP SMALL MFS(R) INVESTORS GROWTH STOCK    AGGRESSIVE   MULTIMANAGER
                                             INCOME      CAP GROWTH     TRUST SERIES     PORTFOLIO      EQUITY*      CORE BOND*
                                          ------------  ------------- ---------------- ------------- -------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 15,122,219  $    112,741    $    82,031     $    64,657  $     859,541  $ 2,892,113
 Expenses:
   Asset-based charges...................    2,940,255       386,098        229,121         231,971      9,070,088    1,316,604
   Less: Reduction for expense
    limitation...........................           --            --             --              --     (2,968,442)          --
                                          ------------  ------------    -----------     -----------  -------------  -----------
   Net Expenses..........................    2,940,255       386,098        229,121         231,971      6,101,646    1,316,604
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET INVESTMENT INCOME (LOSS).............   12,181,964      (273,357)      (147,090)       (167,314)    (5,242,105)   1,575,509
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   (4,716,660)       79,398        219,297         257,556     55,253,492   (1,316,775)
   Net realized gain distribution from
    the Portfolios.......................           --    10,614,739        826,170       1,142,629     65,018,958           --
                                          ------------  ------------    -----------     -----------  -------------  -----------
 Net realized gain (loss)................   (4,716,660)   10,694,137      1,045,467       1,400,185    120,272,450   (1,316,775)
                                          ------------  ------------    -----------     -----------  -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (15,678,262)  (12,791,904)    (2,141,705)     (1,370,533)  (116,807,236)  (2,143,913)
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (20,394,922)   (2,097,767)    (1,096,238)         29,652      3,465,214   (3,460,688)
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (8,212,958) $ (2,371,124)   $(1,243,328)    $  (137,662) $  (1,776,891) $(1,885,179)
                                          ============  ============    ===========     ===========  =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                      PIMCO
                                                                                                  COMMODITYREAL
                                          MULTIMANAGER                               OPPENHEIMER    RETURN(R)
                                            MID CAP      MULTIMANAGER  MULTIMANAGER  MAIN STREET    STRATEGY    TARGET 2015
                                            GROWTH*     MID CAP VALUE* TECHNOLOGY*   FUND(R)/VA     PORTFOLIO   ALLOCATION*
                                          ------------  -------------- ------------  -----------  ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $         --   $    397,384  $    327,161  $    59,259   $   164,098  $   298,251
 Expenses:
   Asset-based charges...................    1,109,982        686,201     2,765,714       72,611        98,628      231,534
                                          ------------   ------------  ------------  -----------   -----------  -----------
   Net Expenses..........................    1,109,982        686,201     2,765,714       72,611        98,628      231,534
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET INVESTMENT INCOME (LOSS).............   (1,109,982)      (288,817)   (2,438,553)     (13,352)       65,470       66,717
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      598,346      3,822,889    14,077,041      (47,560)     (828,778)    (107,213)
   Net realized gain distribution from
    the Portfolios.......................   11,145,400      4,158,504    23,067,157      577,455            --    1,266,766
                                          ------------   ------------  ------------  -----------   -----------  -----------
 Net realized gain (loss)................   11,743,746      7,981,393    37,144,198      529,895      (828,778)   1,159,553
                                          ------------   ------------  ------------  -----------   -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (15,777,013)   (14,864,089)  (32,677,736)  (1,140,842)     (574,450)  (2,208,330)
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (4,033,267)    (6,882,696)    4,466,462     (610,947)   (1,403,228)  (1,048,777)
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (5,143,249)  $ (7,171,513) $  2,027,909  $  (624,299)  $(1,337,758) $  (982,060)
                                          ============   ============  ============  ===========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                TEMPLETON   VANECK VIP
                                          TARGET 2025   TARGET 2035  TARGET 2045  TARGET 2055  GLOBAL BOND  GLOBAL HARD
                                          ALLOCATION*   ALLOCATION*  ALLOCATION*  ALLOCATION*   VIP FUND    ASSETS FUND
                                          -----------  ------------  -----------  -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 1,286,843  $  1,355,527  $ 1,125,823  $   211,302  $        --  $        --
 Expenses:
   Asset-based charges...................     944,723     1,041,765      891,206      126,358      796,140      287,738
                                          -----------  ------------  -----------  -----------  -----------  -----------
   Net Expenses..........................     944,723     1,041,765      891,206      126,358      796,140      287,738
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS).............     342,120       313,762      234,617       84,944     (796,140)    (287,738)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   1,703,369     2,001,262    1,529,118      261,076   (1,205,061)      (3,572)
   Net realized gain distribution from
    the Portfolios.......................   1,773,810     1,063,419      757,354           --           --           --
                                          -----------  ------------  -----------  -----------  -----------  -----------
 Net realized gain (loss)................   3,477,179     3,064,681    2,286,472      261,076   (1,205,061)      (3,572)
                                          -----------  ------------  -----------  -----------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (9,540,120)  (10,812,385)  (9,522,936)  (1,805,624)   2,506,650   (6,941,302)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (6,062,941)   (7,747,704)  (7,236,464)  (1,544,548)   1,301,589   (6,944,874)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(5,720,821) $ (7,433,942) $(7,001,847) $(1,459,604) $   505,449  $(7,232,612)
                                          ===========  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             1290 VT CONVERTIBLE    1290 VT DOUBLELINE
                                                               SECURITIES*(A)       DYNAMIC ALLOCATION*
                                                             ------------------- ------------------------
                                                                    2018             2018         2017
                                                             ------------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...............................       $   359       $    44,648  $   (61,181)
 Net realized gain (loss)...................................           298           374,883      585,922
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        (1,305)       (1,020,808)     235,054
                                                                   -------       -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................          (648)         (601,277)     759,795
                                                                   -------       -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................            --         1,827,194    2,826,192
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................        15,712        (1,394,588)     231,782
 Redemptions for contract benefits and terminations.........            --          (521,527)    (353,359)
 Contract maintenance charges...............................            --           (17,642)     (17,186)
                                                                   -------       -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................        15,712          (106,563)   2,687,429
                                                                   -------       -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................            (9)               --           --
                                                                   -------       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................        15,055          (707,840)   3,447,224
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................            --        11,439,951    7,992,727
                                                                   -------       -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.........................       $15,055       $10,732,111  $11,439,951
                                                                   =======       ===========  ===========

                                                               1290 VT DOUBLELINE
                                                               OPPORTUNISTIC BOND*
                                                             ----------------------
                                                                2018        2017
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  170,653  $   45,924
 Net realized gain (loss)...................................    (25,393)     23,767
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (286,996)     27,776
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (141,736)     97,467
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,825,241   2,558,849
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    366,566   1,369,980
 Redemptions for contract benefits and terminations.........   (495,722)   (201,454)
 Contract maintenance charges...............................     (7,289)     (3,285)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,688,796   3,724,090
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         69          24
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,547,129   3,821,581
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  6,424,654   2,603,073
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $8,971,783  $6,424,654
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          1290 VT GAMCO MERGERS &
                                                               1290 VT EQUITY INCOME*          ACQUISITIONS*
                                                             --------------------------  ------------------------
                                                                 2018          2017          2018         2017
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    833,150  $    479,385  $    31,117  $  (189,170)
 Net realized gain (loss)...................................   27,167,058     7,789,786      362,041    1,031,939
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (42,246,578)    6,720,240   (1,430,500)     (29,389)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (14,246,370)   14,989,411   (1,037,342)     813,380
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    7,180,698     7,856,128      868,191      882,555
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (4,613,175)   (4,245,730)     453,952     (386,444)
 Redemptions for contract benefits and terminations.........   (9,240,480)   (8,740,223)  (1,784,240)  (1,712,561)
 Contract maintenance charges...............................      (59,071)      (64,702)      (8,028)      (9,022)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (6,732,028)   (5,194,527)    (470,125)  (1,225,472)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --           --           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (20,978,398)    9,794,884   (1,507,467)    (412,092)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  117,548,027   107,753,143   17,251,838   17,663,930
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 96,569,629  $117,548,027  $15,744,371  $17,251,838
                                                             ============  ============  ===========  ===========

                                                                   1290 VT GAMCO SMALL
                                                                     COMPANY VALUE*
                                                             ------------------------------
                                                                  2018            2017
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (7,267,911) $   (5,893,233)
 Net realized gain (loss)...................................     82,877,340     114,847,311
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (254,592,184)     22,857,391
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (178,982,755)    131,811,469
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    117,673,584     104,649,861
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (10,044,077)     (8,487,385)
 Redemptions for contract benefits and terminations.........    (70,418,328)    (59,679,262)
 Contract maintenance charges...............................       (668,451)       (617,064)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     36,542,728      35,866,150
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................             --              11
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (142,440,027)    167,677,630
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,046,148,780     878,471,150
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $  903,708,753  $1,046,148,780
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          1290 VT LOW
                                                                                       VOLATILITY GLOBAL
                                                             1290 VT HIGH YIELD BOND*     EQUITY*(A)     1290 VT MICRO CAP*(A)
                                                             ------------------------  ----------------- ---------------------
                                                                 2018         2017           2018                2018
                                                             -----------  -----------  ----------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   634,183  $   464,532       $   361            $   (133)
 Net realized gain (loss)...................................     (68,814)       1,632            19               7,813
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,069,763)      38,310          (925)            (14,850)
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (504,394)     504,474          (545)             (7,170)
                                                             -----------  -----------       -------            --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,177,511    2,821,079            --                  --
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     103,287    1,756,396        15,713             143,924
 Redemptions for contract benefits and terminations.........  (1,274,101)    (630,019)           --                  --
 Contract maintenance charges...............................     (14,162)     (10,212)           --                  --
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,992,535    3,937,244        15,713             143,924
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         194          218            --                  --
                                                             -----------  -----------       -------            --------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,488,335    4,441,936        15,168             136,754
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,964,584    8,522,648            --                  --
                                                             -----------  -----------       -------            --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $14,452,919  $12,964,584       $15,168            $136,754
                                                             ===========  ===========       =======            ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                1290 VT SMALL CAP       1290 VT SMARTBETA
                                                                    VALUE*(B)                EQUITY*
                                                             ----------------------  ----------------------
                                                                2018        2017        2018        2017
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    5,283  $       69  $    8,202  $    5,589
 Net realized gain (loss)...................................    183,092      85,377     122,157      46,088
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (721,376)     81,552    (297,969)     84,138
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (533,001)    166,998    (167,610)    135,815
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    961,124     389,684     998,255     552,562
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    868,118     878,577     483,176     213,603
 Redemptions for contract benefits and terminations.........   (114,105)    (31,573)    (64,976)    (35,792)
 Contract maintenance charges...............................     (1,794)       (543)     (2,773)     (1,166)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,713,343   1,236,145   1,413,682     729,207
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         --       7,693         245           8
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,180,342   1,410,836   1,246,317     865,030
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,717,403     306,567   1,257,343     392,313
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,897,745  $1,717,403  $2,503,660  $1,257,343
                                                             ==========  ==========  ==========  ==========

                                                                 1290 VT SOCIALLY
                                                                   RESPONSIBLE*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (167,692) $  (103,722)
 Net realized gain (loss)...................................   3,810,491   10,052,672
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (6,618,422)  (1,308,284)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,975,623)   8,640,666
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,593,592    4,180,415
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,190,221)      45,188
 Redemptions for contract benefits and terminations.........  (3,717,763)  (3,967,656)
 Contract maintenance charges...............................     (36,714)     (36,269)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (351,106)     221,678
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          13           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (3,326,716)   8,862,344
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  54,485,686   45,623,342
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $51,158,970  $54,485,686
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                             AMERICAN FUNDS
                                                                     ALL ASSET             INSURANCE SERIES(R)
                                                                 GROWTH-ALT 20*(C)            BOND FUND/SM/
                                                             -------------------------  ------------------------
                                                                 2018          2017         2018         2017
                                                             ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    457,762  $   280,502  $   511,619  $   360,927
 Net realized gain (loss)...................................    3,610,624    2,415,884     (303,569)     320,055
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (11,303,094)   7,130,818   (1,122,030)     105,916
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (7,234,708)   9,827,204     (913,980)     786,898
                                                             ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    9,744,343   10,059,817    7,543,145    8,877,675
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (5,081,458)   9,762,014     (481,721)   2,087,602
 Redemptions for contract benefits and terminations.........   (5,311,578)  (4,654,273)  (3,710,204)  (3,371,718)
 Contract maintenance charges...............................      (79,159)     (76,809)     (35,073)     (29,736)
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     (727,852)  15,090,749    3,316,147    7,563,823
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          (12)          --          109           47
                                                             ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (7,962,572)  24,917,953    2,402,276    8,350,768
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   84,044,489   59,126,536   44,600,136   36,249,368
                                                             ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 76,081,917  $84,044,489  $47,002,412  $44,600,136
                                                             ============  ===========  ===========  ===========

                                                                  AXA 400 MANAGED
                                                                    VOLATILITY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (41,602) $   (63,614)
 Net realized gain (loss)...................................   1,607,820    1,879,884
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,897,684)     126,064
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,331,466)   1,942,334
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,342,731    2,389,135
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     181,970      931,910
 Redemptions for contract benefits and terminations.........  (1,312,501)  (1,017,387)
 Contract maintenance charges...............................     (14,218)     (11,094)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,197,982    2,292,564
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,133,484)   4,234,898
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  16,487,022   12,252,124
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,353,538  $16,487,022
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                  AXA 500 MANAGED          AXA 2000 MANAGED
                                                                    VOLATILITY*              VOLATILITY*
                                                             ------------------------  -----------------------
                                                                 2018         2017         2018        2017
                                                             -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (24,540) $    (5,439) $   (35,411) $  (31,676)
 Net realized gain (loss)...................................   2,076,477    1,474,027      824,534     726,639
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (4,040,654)   2,586,720   (1,917,408)    144,948
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,988,717)   4,055,308   (1,128,285)    839,911
                                                             -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,185,015    3,376,075    1,189,622   1,084,825
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     122,400    1,162,075      302,255     402,188
 Redemptions for contract benefits and terminations.........  (1,749,913)  (1,394,190)    (690,143)   (422,851)
 Contract maintenance charges...............................     (22,063)     (19,171)      (6,922)     (5,297)
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,535,439    3,124,789      794,812   1,058,865
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --           --          --
                                                             -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (453,278)   7,180,097     (333,473)  1,898,776
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,601,305   19,421,208    7,758,560   5,859,784
                                                             -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $26,148,027  $26,601,305  $ 7,425,087  $7,758,560
                                                             ===========  ===========  ===========  ==========

                                                                    AXA AGGRESSIVE
                                                                     ALLOCATION*
                                                             ---------------------------
                                                                  2018          2017
                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   2,447,018  $  1,969,476
 Net realized gain (loss)...................................    54,467,651    34,710,276
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (127,309,715)   70,918,410
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (70,395,046)  107,598,162
                                                             -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    64,930,791    66,849,066
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (21,537,693)  (25,264,632)
 Redemptions for contract benefits and terminations.........   (45,523,069)  (39,630,091)
 Contract maintenance charges...............................      (888,079)     (911,576)
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (3,018,050)    1,042,767
                                                             -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           140            --
                                                             -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (73,412,956)  108,640,929
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   719,519,440   610,878,511
                                                             -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 646,106,484  $719,519,440
                                                             =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                    AXA BALANCED              AXA CONSERVATIVE
                                                                      STRATEGY*                  ALLOCATION*
                                                             --------------------------  --------------------------
                                                                 2018          2017          2018          2017
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (110,434) $      1,447  $    276,946  $   (123,788)
 Net realized gain (loss)...................................    5,698,245     3,429,893     1,556,488     2,233,267
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,443,190)    7,108,515    (4,653,684)    1,871,339
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (6,855,379)   10,539,855    (2,820,250)    3,980,818
                                                             ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    5,676,529     7,958,859     7,504,901    10,012,075
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (303,746)   (1,722,281)   (2,269,399)   (4,473,950)
 Redemptions for contract benefits and terminations.........   (9,970,672)   (7,728,350)  (11,572,474)  (15,072,270)
 Contract maintenance charges...............................   (1,279,528)   (1,242,397)     (180,213)     (188,367)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (5,877,417)   (2,734,169)   (6,517,185)   (9,722,512)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................        2,513            --           234            --
                                                             ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (12,730,283)    7,805,686    (9,337,201)   (5,741,694)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  132,739,997   124,934,311   106,475,791   112,217,485
                                                             ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $120,009,714  $132,739,997  $ 97,138,590  $106,475,791
                                                             ============  ============  ============  ============

                                                                 AXA CONSERVATIVE
                                                                 GROWTH STRATEGY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $     3,158  $     2,634
 Net realized gain (loss)...................................   1,090,053      749,021
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,483,394)   1,054,261
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,390,183)   1,805,916
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,686,033    4,011,805
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     614,295      629,610
 Redemptions for contract benefits and terminations.........  (2,353,452)  (2,233,482)
 Contract maintenance charges...............................    (136,900)    (140,051)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,809,976    2,267,882
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --          256
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     419,793    4,074,054
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,665,387   25,591,333
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,085,180  $29,665,387
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                 AXA CONSERVATIVE         AXA CONSERVATIVE-PLUS
                                                                     STRATEGY*                 ALLOCATION*
                                                             ------------------------  --------------------------
                                                                 2018         2017         2018          2017
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $     1,911  $   (12,489) $    568,769  $     (7,686)
 Net realized gain (loss)...................................     274,982      200,424     8,760,387     7,920,438
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (518,616)     104,752   (19,621,941)    7,537,358
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (241,723)     292,687   (10,292,785)   15,450,110
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     787,459    1,776,900    22,882,666    24,313,298
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (93,549)    (547,168)   (7,949,747)   (6,457,886)
 Redemptions for contract benefits and terminations.........  (1,309,654)  (1,371,903)  (22,214,334)  (18,801,617)
 Contract maintenance charges...............................     (61,097)     (63,149)     (375,162)     (387,874)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (676,841)    (205,320)   (7,656,577)   (1,334,079)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         (25)          (6)            5            (5)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (918,589)      87,361   (17,949,357)   14,116,026
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,801,642    9,714,281   220,562,922   206,446,896
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,883,053  $ 9,801,642  $202,613,565  $220,562,922
                                                             ===========  ===========  ============  ============

                                                                  AXA GLOBAL EQUITY
                                                                 MANAGED VOLATILITY*
                                                             --------------------------
                                                                 2018          2017
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,006,250) $   (759,092)
 Net realized gain (loss)...................................   45,457,453    16,333,892
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (95,627,850)   67,124,599
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (51,176,647)   82,699,399
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   20,032,246    20,628,976
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (12,767,709)  (16,792,956)
 Redemptions for contract benefits and terminations.........  (29,654,825)  (28,836,491)
 Contract maintenance charges...............................     (197,004)     (214,731)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (22,587,292)  (25,215,202)
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (73,763,939)   57,484,197
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  406,245,555   348,761,358
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $332,481,616  $406,245,555
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          AXA INTERNATIONAL
                                                                                            CORE MANAGED
                                                              AXA GROWTH STRATEGY*           VOLATILITY*
                                                             ----------------------  --------------------------
                                                                2018        2017         2018          2017
                                                             ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $      (38) $    5,183  $    718,932  $    647,447
 Net realized gain (loss)...................................     79,665      23,503     3,938,397     5,388,222
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (176,494)    141,180   (32,353,036)   30,381,573
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (96,867)    169,866   (27,695,707)   36,417,242
                                                             ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      6,726       6,500    10,940,217    11,295,744
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................         --          --    (3,673,355)   (6,850,515)
 Redemptions for contract benefits and terminations.........   (143,921)    (17,915)  (13,137,648)  (12,305,220)
 Contract maintenance charges...............................        (13)         --       (87,652)      (96,779)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (137,208)    (11,415)   (5,958,438)   (7,956,770)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         (8)          4            --            --
                                                             ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (234,083)    158,455   (33,654,145)   28,460,472
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,528,380   1,369,925   178,944,059   150,483,587
                                                             ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,294,297  $1,528,380  $145,289,914  $178,944,059
                                                             ==========  ==========  ============  ============

                                                                 AXA INTERNATIONAL
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    80,635  $   108,370
 Net realized gain (loss)...................................     100,301       18,698
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,245,687)   1,970,554
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,064,751)   2,097,622
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,743,123    1,737,877
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     190,789      523,304
 Redemptions for contract benefits and terminations.........    (826,577)    (802,225)
 Contract maintenance charges...............................      (8,510)      (7,814)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,098,825    1,451,142
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (965,926)   3,548,764
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,261,216    8,712,452
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,295,290  $12,261,216
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                  AXA INTERNATIONAL
                                                                    VALUE MANAGED           AXA LARGE CAP CORE
                                                                     VOLATILITY*            MANAGED VOLATILITY*
                                                             --------------------------  ------------------------
                                                                 2018          2017          2018         2017
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    768,344  $  1,174,844  $   (84,153) $   (86,241)
 Net realized gain (loss)...................................    3,214,629     5,026,755    5,045,042    3,883,178
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (36,821,113)   29,985,219   (7,407,438)   2,042,836
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (32,838,140)   36,186,818   (2,446,549)   5,839,773
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   10,061,785    10,607,335    1,482,087    1,435,222
 Transfers between Variable Investment Options including
   guaranteed interest account, net ........................   (5,249,871)   (7,756,048)      61,233     (136,938)
 Redemptions for contract benefits and terminations.........  (13,911,637)  (14,367,191)  (2,887,363)  (2,820,505)
 Contract maintenance charges...............................      (91,852)     (102,919)     (16,668)     (18,711)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (9,191,575)  (11,618,823)  (1,360,711)  (1,540,932)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --           --            5
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (42,029,715)   24,567,995   (3,807,260)   4,298,846
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  194,754,765   170,186,770   33,729,355   29,430,509
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $152,725,050  $194,754,765  $29,922,095  $33,729,355
                                                             ============  ============  ===========  ===========

                                                                 AXA LARGE CAP GROWTH
                                                                 MANAGED VOLATILITY*
                                                             ---------------------------
                                                                  2018          2017
                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (6,336,120) $ (5,699,204)
 Net realized gain (loss)...................................   117,814,118    94,834,679
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (138,387,476)   79,277,500
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (26,909,478)  168,412,975
                                                             -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    26,075,022    25,758,944
 Transfers between Variable Investment Options including
   guaranteed interest account, net ........................   (26,559,122)  (24,040,454)
 Redemptions for contract benefits and terminations.........   (53,207,041)  (49,374,217)
 Contract maintenance charges...............................      (367,590)     (379,487)
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (54,058,731)  (48,035,214)
                                                             -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................            13            --
                                                             -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (80,968,196)  120,377,761
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   751,883,821   631,506,060
                                                             -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 670,915,625  $751,883,821
                                                             =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                 AXA LARGE CAP VALUE           AXA MID CAP VALUE
                                                                 MANAGED VOLATILITY*          MANAGED VOLATILITY*
                                                             ---------------------------  ---------------------------
                                                                  2018          2017           2018          2017
                                                             -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   9,604,119  $  1,741,083  $    (554,857) $ (1,298,808)
 Net realized gain (loss)...................................    99,652,554    67,834,636     74,725,123    71,076,833
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (200,567,880)   31,025,467   (144,651,271)  (17,164,373)
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (91,311,207)  100,601,186    (70,481,005)   52,613,652
                                                             -------------  ------------  -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    27,313,942    28,496,056     19,011,601    19,703,289
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (23,740,687)  (27,610,091)   (16,838,888)  (15,554,663)
 Redemptions for contract benefits and terminations.........   (69,251,905)  (66,058,298)   (39,384,341)  (38,257,554)
 Contract maintenance charges...............................      (401,191)     (445,812)      (236,788)     (261,461)
 Adjustments to net assets allocated to contracts in payout
   period...................................................       737,230        32,628             --            --
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (65,342,611)  (65,585,517)   (37,448,416)  (34,370,389)
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................      (891,995)      (77,852)             5             9
                                                             -------------  ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (157,545,813)   34,937,817   (107,929,416)   18,243,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   886,503,291   851,565,474    523,436,852   505,193,580
                                                             -------------  ------------  -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 728,957,478  $886,503,291  $ 415,507,436  $523,436,852
                                                             =============  ============  =============  ============

                                                                      AXA MODERATE
                                                                       ALLOCATION*
                                                             ------------------------------
                                                                  2018            2017
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   10,041,841  $    5,414,925
 Net realized gain (loss)...................................     64,867,353      59,784,643
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (165,312,266)     92,682,742
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (90,403,072)    157,882,310
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    110,148,996     118,157,787
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (48,379,435)    (54,912,115)
 Redemptions for contract benefits and terminations.........   (145,462,412)   (143,748,445)
 Contract maintenance charges...............................     (1,912,457)     (1,996,730)
 Adjustments to net assets allocated to contracts in payout
   period...................................................        897,108         126,092
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (84,708,200)    (82,373,411)
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................       (573,249)         11,204
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (175,684,521)     75,520,103
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,685,487,074   1,609,966,971
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,509,802,553  $1,685,487,074
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                   AXA MODERATE               AXA MODERATE-PLUS
                                                                 GROWTH STRATEGY*                ALLOCATION*
                                                             ------------------------  ------------------------------
                                                                 2018         2017          2018            2017
                                                             -----------  -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    76,350  $   190,671  $    4,038,198  $    1,750,185
 Net realized gain (loss)...................................   2,857,160    1,640,245      73,696,052      63,993,959
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (7,768,255)   3,972,456    (171,524,919)     79,292,430
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (4,834,745)   5,803,372     (93,790,669)    145,036,574
                                                             -----------  -----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  16,249,680   16,577,204      96,998,296     107,428,337
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (915,173)  (1,397,224)    (39,708,452)    (44,405,492)
 Redemptions for contract benefits and terminations.........  (4,067,251)  (5,330,185)    (88,442,368)    (82,068,840)
 Contract maintenance charges...............................    (155,509)    (145,204)     (1,507,600)     (1,560,096)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  11,111,747    9,704,591     (32,660,124)    (20,606,091)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --              19              10
                                                             -----------  -----------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   6,277,002   15,507,963    (126,450,774)    124,430,493
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  66,166,968   50,659,005   1,211,085,673   1,086,655,180
                                                             -----------  -----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $72,443,970  $66,166,968  $1,084,634,899  $1,211,085,673
                                                             ===========  ===========  ==============  ==============

                                                                  AXA/AB DYNAMIC
                                                                 MODERATE GROWTH*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (13,157) $     1,890
 Net realized gain (loss)...................................     517,750      517,416
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,790,411)   1,397,595
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,285,818)   1,916,901
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,432,956    2,834,256
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (770,575)    (378,238)
 Redemptions for contract benefits and terminations.........  (2,355,091)  (2,013,053)
 Contract maintenance charges...............................     (24,747)     (27,690)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (717,457)     415,275
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          (9)         474
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,003,284)   2,332,650
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  18,919,292   16,586,642
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $16,916,008  $18,919,292
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                      AXA/CLEARBRIDGE LARGE CAP    AXA/FRANKLIN BALANCED
                                          AXA/AB SMALL CAP GROWTH*             GROWTH*              MANAGED VOLATILITY*
                                         --------------------------  --------------------------  -------------------------
                                             2018          2017          2018          2017          2018          2017
                                         ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (4,823,824) $ (3,735,757) $ (1,802,472) $ (1,888,123) $  1,428,362  $ 1,190,534
 Net realized gain (loss)...............   71,773,915    38,244,202    14,388,819    14,941,549     6,030,416    3,107,150
 Net change in unrealized appreciation
   (depreciation) of investments........  (99,934,897)   36,368,402   (13,579,950)   20,521,865   (12,301,281)   3,361,164
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (32,984,806)   70,876,847      (993,603)   33,575,291    (4,842,503)   7,658,848
                                         ------------  ------------  ------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   18,271,944    15,862,842     5,877,802     6,761,820     6,292,298    6,665,579
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,744,774)  (10,027,641)  (11,986,031)  (17,122,597)   (3,491,841)  (1,681,392)
 Redemptions for contract benefits and
   terminations.........................  (32,641,066)  (26,995,018)  (14,740,472)  (15,357,551)   (9,482,913)  (7,947,830)
 Contract maintenance charges...........     (192,474)     (191,140)      (44,779)      (47,704)      (66,487)     (70,191)
 Adjustments to net assets allocated to
   contracts in payout period...........      390,455      (236,579)           --            --            --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (20,915,915)  (21,587,536)  (20,893,480)  (25,766,032)   (6,748,943)  (3,033,834)
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (307,458)      236,593             5            (4)           --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (54,208,179)   49,525,904   (21,887,078)    7,809,255   (11,591,446)   4,625,014
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  396,904,822   347,378,918   160,793,033   152,983,778    94,200,958   89,575,944
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $342,696,643  $396,904,822  $138,905,955  $160,793,033  $ 82,609,512  $94,200,958
                                         ============  ============  ============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            AXA/FRANKLIN SMALL            AXA/FRANKLIN
                                             CAP VALUE MANAGED        TEMPLETON ALLOCATION
                                                VOLATILITY*           MANAGED VOLATILITY*        AXA/JANUS ENTERPRISE*
                                         ------------------------  -------------------------  --------------------------
                                             2018         2017         2018          2017         2018          2017
                                         -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (134,877) $  (142,537) $    706,752  $   312,067  $ (4,065,915) $ (3,436,186)
 Net realized gain (loss)...............   3,717,171    3,165,375    18,447,420    4,922,460    17,865,388    33,861,263
 Net change in unrealized appreciation
   (depreciation) of investments........  (6,359,128)  (1,040,102)  (26,381,898)   4,088,986   (22,973,750)   33,099,062
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  (2,776,834)   1,982,736    (7,227,726)   9,323,513    (9,174,277)   63,524,139
                                         -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,261,871    1,329,576     5,763,747    6,567,417    29,701,726    25,910,514
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (656,442)    (645,635)   (3,054,268)  (1,506,770)   (5,740,378)  (12,265,865)
 Redemptions for contract benefits and
   terminations.........................  (1,489,948)  (1,365,914)   (5,648,447)  (7,499,831)  (21,956,588)  (17,632,885)
 Contract maintenance charges...........     (10,454)     (11,062)      (65,560)     (68,221)     (177,417)     (173,633)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (894,973)    (693,035)   (3,004,528)  (2,507,405)    1,827,343    (4,161,869)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         246           (5)           --           --        17,502         2,648
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (3,671,561)   1,289,696   (10,232,254)   6,816,108    (7,329,432)   59,364,918
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  20,920,849   19,631,153    76,395,389   69,579,281   304,348,921   244,984,003
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,249,288  $20,920,849  $ 66,163,135  $76,395,389  $297,019,489  $304,348,921
                                         ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               AXA/TEMPLETON GLOBAL
                                                     AXA/LOOMIS SAYLES            EQUITY MANAGED
                                                          GROWTH*                  VOLATILITY*         CHARTER/SM /MODERATE*(D)(E)
                                                 -------------------------  -------------------------  ---------------------------
                                                     2018          2017         2018          2017       2018          2017
                                                 ------------  -----------  ------------  -----------    --------      --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $ (1,126,880) $  (826,604) $    757,429  $    74,322  $  1,189      $  2,940
 Net realized gain (loss).......................   17,111,611    2,884,338     7,146,337    2,568,360     2,292         2,289
 Net change in unrealized appreciation
   (depreciation) of investments................  (19,594,762)  19,012,710   (14,446,897)   5,945,748   (27,271)        6,922
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in net assets
   resulting from operations....................   (3,610,031)  21,070,444    (6,543,131)   8,588,430   (23,790)       12,151
                                                 ------------  -----------  ------------  -----------    --------      --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    6,159,122    5,696,054     3,824,320    3,889,881   121,181       150,745
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (1,706,440)   9,664,342    (1,913,282)  (1,431,236)  (72,781)      161,462
 Redemptions for contract benefits and
   terminations.................................   (7,929,094)  (6,132,709)   (3,940,188)  (3,752,794)  (41,014)         (311)
 Contract maintenance charges...................      (28,758)     (25,834)      (44,789)     (45,803)     (133)          (34)
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...   (3,505,170)   9,201,853    (2,073,939)  (1,339,952)    7,253       311,862
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A..........           --            5            --           --        --            10
                                                 ------------  -----------  ------------  -----------    --------      --------

NET INCREASE (DECREASE) IN NET ASSETS...........   (7,115,201)  30,272,302    (8,617,070)   7,248,478   (16,537)      324,023
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......   91,316,185   61,043,883    51,199,519   43,951,041   324,023            --
                                                 ------------  -----------  ------------  -----------    --------      --------

NET ASSETS -- END OF YEAR OR PERIOD............. $ 84,200,984  $91,316,185  $ 42,582,449  $51,199,519  $307,486      $324,023
                                                 ============  ===========  ============  ===========    ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)Units were made available on May 19, 2017.
(e)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            CHARTER/SM /MULTI-       CHARTER/SM /SMALL CAP       CHARTER/SM/ SMALL CAP
                                               SECTOR BOND*                 GROWTH*                     VALUE*
                                         ------------------------  -------------------------  --------------------------
                                             2018         2017         2018          2017         2018          2017
                                         -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   756,156  $   263,793  $  1,153,636  $   571,408  $   (190,256) $    165,931
 Net realized gain (loss)...............  (1,398,413)  (1,352,809)    6,677,280    3,793,106     8,407,670     8,748,369
 Net change in unrealized appreciation
   (depreciation) of investments........    (818,004)   1,934,670   (10,738,671)   4,529,639   (23,564,739)    1,983,893
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  (1,460,261)     845,654    (2,907,755)   8,894,153   (15,347,325)   10,898,193
                                         -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,977,469    5,625,118     2,423,750    2,084,545     4,508,888     4,746,708
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,549,187)  (2,159,224)      (61,026)  (1,274,092)   (3,264,487)   (5,529,711)
 Redemptions for contract benefits and
   terminations.........................  (7,665,850)  (8,211,251)   (3,753,173)  (3,109,250)   (9,165,219)   (8,798,598)
 Contract maintenance charges...........     (59,190)     (63,378)      (22,437)     (22,941)      (58,483)      (63,977)
 Adjustments to net assets allocated to
   contracts in payout period...........      21,602       30,572            --           --            --            --
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (4,275,156)  (4,778,163)   (1,412,886)  (2,321,738)   (7,979,301)   (9,645,578)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (92,603)     (30,571)       (1,029)        (511)       (3,759)       (5,010)
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (5,828,020)  (3,963,080)   (4,321,670)   6,571,904   (23,330,385)    1,247,605
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  83,506,209   87,469,289    47,034,002   40,462,098   118,662,820   117,415,215
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $77,678,189  $83,506,209  $ 42,712,332  $47,034,002  $ 95,332,435  $118,662,820
                                         ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     EQ/AMERICAN
                                                     CENTURY MID         EQ/BLACKROCK BASIC          EQ/CAPITAL GUARDIAN
                                                   CAP VALUE*(A)(F)        VALUE EQUITY*                  RESEARCH*
                                                   ---------------- ---------------------------  --------------------------
                                                         2018            2018          2017          2018          2017
                                                   ---------------- -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................   $   285,209    $   2,626,800  $  1,135,548  $ (1,671,644) $ (1,107,127)
 Net realized gain (loss).........................      (114,911)     114,266,943    47,019,863    44,107,481    31,022,481
 Net change in unrealized appreciation
   (depreciation) of investments..................    (9,724,062)    (186,267,444)    2,105,178   (54,661,609)   15,313,699
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    (9,553,764)     (69,373,701)   50,260,589   (12,225,772)   45,229,053
                                                     -----------    -------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     5,089,424       59,914,505    63,486,481     9,068,612     8,380,905
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    86,347,665      (27,532,883)  (26,609,802)   (6,904,479)   (5,120,694)
 Redemptions for contract benefits and
   terminations...................................    (1,034,364)     (59,207,258)  (54,350,418)  (17,611,618)  (15,867,848)
 Contract maintenance charges.....................       (25,049)        (444,505)     (454,610)      (74,056)      (78,559)
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    90,377,676      (27,270,141)  (17,928,349)  (15,521,541)  (12,686,196)
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         1,780           43,216           596            --            --
                                                     -----------    -------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............    80,825,692      (96,600,626)   32,332,836   (27,747,313)   32,542,857
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --      791,517,773   759,184,937   226,644,146   194,101,289
                                                     -----------    -------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD...............   $80,825,692    $ 694,917,147  $791,517,773  $198,896,833  $226,644,146
                                                     ===========    =============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(f)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a fund substitution on October 22, 2018.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                           EQ/CLEARBRIDGE SELECT
                                               EQUITY MANAGED               EQ/COMMON STOCK
                                                VOLATILITY*                     INDEX*                  EQ/CORE BOND INDEX*
                                         -------------------------  ------------------------------  --------------------------
                                             2018          2017          2018            2017           2018          2017
                                         ------------  -----------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    598,477  $   (74,197) $    4,393,528  $    2,916,262  $    763,971  $    396,827
 Net realized gain (loss)...............   13,823,078    3,412,932     263,974,666     125,333,021      (670,503)     (158,872)
 Net change in unrealized appreciation
   (depreciation) of investments........  (17,278,033)     (40,731)   (416,528,514)    277,688,022    (1,226,222)        6,240
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (2,856,478)   3,298,004    (148,160,320)    405,937,305    (1,132,754)      244,195
                                         ------------  -----------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    1,145,765    1,293,200      56,435,102      54,182,261    11,226,801    11,174,239
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net ...............   (1,205,581)  (1,247,588)    (47,110,915)    (38,238,925)     (800,175)   (1,638,708)
 Redemptions for contract benefits and
   terminations.........................   (2,227,955)  (2,308,454)   (211,845,122)   (192,123,806)  (10,155,055)   (9,886,421)
 Contract maintenance charges...........      (27,702)     (29,551)     (1,016,467)     (1,060,375)      (83,649)      (88,431)
 Adjustments to net assets allocated to
   contracts in payout period...........           --           --       2,454,830        (475,811)           --            --
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (2,315,473)  (2,292,393)   (201,082,572)   (177,716,656)      187,922      (439,321)
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --      (2,382,112)      1,557,842            --            --
                                         ------------  -----------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   (5,171,951)   1,005,611    (351,625,004)    229,778,491      (944,832)     (195,126)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   27,940,475   26,934,864   2,441,885,189   2,212,106,698   114,139,124   114,334,250
                                         ------------  -----------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 22,768,524  $27,940,475  $2,090,260,185  $2,441,885,189  $113,194,292  $114,139,124
                                         ============  ===========  ==============  ==============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                          EQ/FIDELITY
                                               EQ/EMERGING MARKETS                                    INSTITUTIONAL AM/SM
                                                  EQUITY PLUS*             EQ/EQUITY 500 INDEX*        /LARGE CAP*(A)(G)
                                            ------------------------  ------------------------------  -------------------
                                                2018         2017          2018            2017              2018
                                            -----------  -----------  --------------  --------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    21,465  $    (5,623) $    3,243,990  $    2,973,398     $    (29,087)
 Net realized gain (loss)..................     652,753      889,170     119,125,969      81,304,527         (722,527)
 Net change in unrealized appreciation
   (depreciation) of investments...........  (3,338,002)   1,568,998    (226,237,774)    179,041,314      (50,425,726)
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in net assets
   resulting from operations...............  (2,663,784)   2,452,545    (103,867,815)    263,319,239      (51,177,340)
                                            -----------  -----------  --------------  --------------     ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   2,969,564    2,338,866     152,332,600     129,018,191       10,389,079
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   1,330,892    3,251,031       8,593,767      22,851,580      440,614,693
 Redemptions for contract benefits and
   terminations............................    (990,059)    (637,739)   (114,043,892)    (99,805,214)      (6,029,920)
 Contract maintenance charges..............      (9,625)      (6,576)       (989,367)       (855,087)         (60,798)
 Adjustments to net assets allocated to
   contracts in payout period..............          --           --         622,694        (315,687)              --
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions............................   3,300,772    4,945,582      46,515,802      50,893,783      444,913,054
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in Separate
   Account A...............................         904           --        (919,927)        315,701                5
                                            -----------  -----------  --------------  --------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS......     637,892    7,398,127     (58,271,940)    314,528,723      393,735,719
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  13,139,890    5,741,763   1,637,429,944   1,322,901,221               --
                                            -----------  -----------  --------------  --------------     ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $13,777,782  $13,139,890  $1,579,158,004  $1,637,429,944     $393,735,719
                                            ===========  ===========  ==============  ==============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(g)EQ/Fidelity Institutional AM/SM/ Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a fund substitution on October 22, 2018.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                              EQ/FRANKLIN                             EQ/GOLDMAN
                                                                RISING                               SACHS MID CAP
                                                             DIVIDENDS*(A)   EQ/GLOBAL BOND PLUS*    VALUE*(A)(H)
                                                             ------------- ------------------------  -------------
                                                                 2018          2018         2017         2018
                                                             ------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...............................  $    1,123   $    36,510  $  (652,109)  $   (15,223)
 Net realized gain (loss)...................................        (181)     (888,604)  (1,202,398)      (56,646)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (65,283)     (697,937)   3,677,952    (5,216,599)
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (64,341)   (1,550,031)   1,823,445    (5,288,468)
                                                              ----------   -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     221,674     4,201,689    3,980,533     1,132,922
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,184,759      (727,723)    (374,976)   55,201,043
 Redemptions for contract benefits and terminations.........      (1,455)   (6,146,189)  (5,704,674)     (631,993)
 Contract maintenance charges...............................          --       (30,474)     (33,851)       (6,719)
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,404,978    (2,702,697)  (2,132,968)   55,695,253
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          49            --           --         1,791
                                                              ----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,340,686    (4,252,728)    (309,523)   50,408,576
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................          --    53,900,009   54,209,532            --
                                                              ----------   -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD.........................  $1,340,686   $49,647,281  $53,900,009   $50,408,576
                                                              ==========   ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(h)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a fund substitution on October 22, 2018.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2018         2017         2018          2017          2018          2017
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (2,839) $  (247,683) $  4,008,521  $  5,041,947  $    317,436  $   (568,930)
 Net realized gain (loss)...............    (115,307)     128,388     3,027,510     1,233,807    10,734,352     4,907,826
 Net change in unrealized appreciation
   (depreciation) of investments........    (147,332)    (375,804)  (69,984,100)   67,009,456   (27,806,770)   14,161,347
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (265,478)    (495,099)  (62,948,069)   73,285,210   (16,754,982)   18,500,243
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,526,022    2,788,381    18,531,809    18,349,904     8,162,693     7,442,809
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (439,506)  (1,279,507)   (5,518,424)   (6,693,540)   (1,459,585)   (5,480,767)
 Redemptions for contract benefits and
   terminations.........................  (5,316,806)  (5,512,864)  (31,561,686)  (29,025,043)  (10,902,078)   (9,555,866)
 Contract maintenance charges...........     (37,503)     (40,712)     (187,030)     (206,090)      (53,737)      (55,418)
 Adjustments to net assets allocated to
   contracts in payout period...........      31,755       27,055       348,127      (168,793)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (3,236,038)  (4,017,647)  (18,387,204)  (17,743,562)   (4,252,707)   (7,649,242)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (11,964)     (29,596)     (216,493)      188,512            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (3,489,552)  (4,542,342)  (81,551,766)   55,730,160   (21,007,689)   10,851,001
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  53,769,218   58,311,560   401,707,828   345,977,668   128,371,670   117,520,669
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $50,279,666  $53,769,218  $320,156,062  $401,707,828  $107,363,981  $128,371,670
                                         ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                             EQ/INVESCO    EQ/INVESCO
                                                                             GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                                                            ESTATE*(A)(I) GROWTH*(A)(J) ENERGY*(A)(K)
                                                                            ------------- ------------- -------------
                                                                                2018          2018          2018
                                                                            ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..............................................  $   270,041   $   (25,999) $    (66,788)
 Net realized gain (loss)..................................................       37,100       (52,073)     (575,760)
 Net change in unrealized appreciation (depreciation) of investments.......   (1,588,691)   (4,051,141)  (17,327,646)
                                                                             -----------   -----------  ------------

 Net increase (decrease) in net assets resulting from operations...........   (1,281,550)   (4,129,213)  (17,970,194)
                                                                             -----------   -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....................................    2,185,863     2,457,784     1,475,978
 Transfers between Variable Investment Options including guaranteed
   interest account, net...................................................   85,912,933    77,200,914    54,799,740
 Redemptions for contract benefits and terminations........................   (1,367,880)     (982,235)     (643,261)
 Contract maintenance charges..............................................      (11,965)      (12,578)       (6,298)
                                                                             -----------   -----------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions............................................................   86,718,951    78,663,885    55,626,159
                                                                             -----------   -----------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account A...............................................................        2,859         3,688         3,489
                                                                             -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................   85,440,260    74,538,360    37,659,454
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................           --            --            --
                                                                             -----------   -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................  $85,440,260   $74,538,360  $ 37,659,454
                                                                             ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(i)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a fund substitution on October 22, 2018.
(j)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a fund substitution on October 22, 2018.
(k)EQ/Ivy Energy replaced IVY VIP Energy due to a fund substitution on October 22, 2018.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   EQ/IVY MID CAP      EQ/JPMORGAN VALUE          EQ/LARGE CAP GROWTH
                                                   GROWTH*(A)(L)        OPPORTUNITIES*                  INDEX*
                                                   -------------- --------------------------  --------------------------
                                                        2018          2018          2017          2018          2017
                                                   -------------- ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................  $   (388,617) $   (245,797) $   (335,896) $ (1,897,769) $ (1,200,645)
 Net realized gain (loss).........................      (199,228)   20,828,375    21,328,202    32,307,674    20,842,004
 Net change in unrealized appreciation
   (depreciation) of investments..................   (14,300,034)  (48,790,083)   (3,075,983)  (40,899,073)   41,220,378
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (14,887,879)  (28,207,505)   17,916,323   (10,489,168)   60,861,737
                                                    ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     4,863,523    23,594,517    14,867,470    28,084,656    23,752,452
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   161,857,703    19,777,540    25,680,475    (1,331,945)    5,276,821
 Redemptions for contract benefits and
   terminations...................................    (2,323,939)  (11,724,449)   (7,318,050)  (22,160,025)  (16,283,090)
 Contract maintenance charges.....................       (20,800)      (81,098)      (55,483)     (223,107)     (178,823)
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   164,376,487    31,566,510    33,174,412     4,369,579    12,567,360
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         1,143            --            --        23,593             4
                                                    ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   149,489,751     3,359,005    51,090,735    (6,095,996)   73,429,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --   143,324,006    92,233,271   287,438,729   214,009,628
                                                    ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD...............  $149,489,751  $146,683,011  $143,324,006  $281,342,733  $287,438,729
                                                    ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(l)EQ/Ivy Mid Cap Growth replaced IVY VIP Mid Cap Growth due to a fund substitution on October 22, 2018.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          EQ/LAZARD
                                                                                          EMERGING
                                                                 EQ/LARGE CAP VALUE        MARKETS       EQ/MFS INTERNATIONAL
                                                                       INDEX*           EQUITY*(A)(M)           GROWTH*
                                                             -------------------------  ------------- --------------------------
                                                                 2018          2017         2018          2018          2017
                                                             ------------  -----------  ------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    790,181  $   541,745  $   (159,546) $   (492,662) $   (480,885)
 Net realized gain (loss)...................................    6,306,909    6,908,964        32,865    18,490,545     8,061,270
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (16,515,277)   1,843,359    (2,644,086)  (35,257,217)   25,867,052
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (9,418,187)   9,294,068    (2,770,767)  (17,259,334)   33,447,437
                                                             ------------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   11,810,093   10,015,843     6,577,607    21,924,509    16,837,976
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (899,661)  (1,339,781)  206,609,472     3,867,808     5,840,966
 Redemptions for contract benefits and terminations.........   (6,196,636)  (5,963,277)   (2,638,966)  (11,215,178)   (8,301,576)
 Contract maintenance charges...............................      (73,249)     (64,578)      (30,696)     (124,049)     (105,833)
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    4,640,547    2,648,207   210,517,417    14,453,090    14,271,533
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            7             7            --            --
                                                             ------------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (4,777,640)  11,942,282   207,746,657    (2,806,244)   47,718,970
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   90,361,785   78,419,503            --   152,195,945   104,476,975
                                                             ------------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 85,584,145  $90,361,785  $207,746,657  $149,389,701  $152,195,945
                                                             ============  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(m)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a fund substitution on October 22, 2018.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               EQ/MFS
                                                                            INTERNATIONAL      EQ/MFS       EQ/MFS UTILITIES
                                                                            VALUE*(A)(N)  TECHNOLOGY*(A)(O)  SERIES*(A)(P)
                                                                            ------------- ----------------- ----------------
                                                                                2018            2018              2018
                                                                            ------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................. $ (1,159,296)   $   (410,657)     $    277,064
 Net realized gain (loss)..................................................     (223,258)       (608,223)          (66,087)
 Net change in unrealized appreciation (depreciation) of investments.......  (20,109,335)    (17,211,489)       (4,285,066)
                                                                            ------------    ------------      ------------

 Net increase (decrease) in net assets resulting from operations...........  (21,491,889)    (18,230,369)       (4,074,089)
                                                                            ------------    ------------      ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....................................   17,105,603       5,913,581         2,548,330
 Transfers between Variable Investment Options including guaranteed
   interest account, net...................................................  464,491,046     169,301,791       113,099,756
 Redemptions for contract benefits and terminations........................   (5,719,416)     (1,862,825)       (1,754,911)
 Contract maintenance charges..............................................      (77,490)        (23,021)          (15,257)
                                                                            ------------    ------------      ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions............................................................  475,799,743     173,329,526       113,877,918
                                                                            ------------    ------------      ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account A...............................................................        7,754               6             1,383
                                                                            ------------    ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................  454,315,608     155,099,163       109,805,212
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................           --              --                --
                                                                            ------------    ------------      ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................ $454,315,608    $155,099,163      $109,805,212
                                                                            ============    ============      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(n)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a fund substitution on October 22, 2018.
(o)EQ/MFS Technology replaced MFS(R) Technology Portfolio due to a fund substitution on October 22, 2018.
(p)EQ/MFS Utility Series replaced MFS(R) Utility Series due to a fund substitution on October 22, 2018.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                        EQ/OPPENHEIMER
                                              EQ/MID CAP INDEX*            EQ/MONEY MARKET*                 GLOBAL*
                                         ---------------------------  --------------------------  --------------------------
                                              2018          2017          2018          2017          2018          2017
                                         -------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (1,186,416) $ (1,898,126) $    128,764  $   (544,021) $ (1,638,486) $   (982,511)
 Net realized gain (loss)...............    89,024,847    95,840,615         1,170          (880)   13,815,511     6,904,859
 Net change in unrealized appreciation
   (depreciation) of investments........  (175,210,975)  (12,688,435)        2,056         3,046   (40,603,490)   36,719,195
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (87,372,544)   81,254,054       131,990      (541,855)  (28,426,465)   42,641,543
                                         -------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    64,026,707    57,965,631    64,029,379    61,617,069    25,459,235    18,183,866
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (5,157,708)    8,309,255   (46,034,985)  (55,187,150)    5,952,625     3,403,099
 Redemptions for contract benefits and
   terminations.........................   (45,350,056)  (38,236,089)  (13,583,035)  (12,867,938)  (12,883,440)   (9,467,953)
 Contract maintenance charges...........      (376,101)     (332,065)      (87,663)      (87,466)     (128,093)     (108,091)
 Adjustments to net assets allocated to
   contracts in payout period...........            --            --        19,295        60,759            --            --
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    13,142,842    27,706,732     4,342,991    (6,464,726)   18,400,327    12,010,921
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         5,736            --      (246,353)      (75,993)        1,138         1,351
                                         -------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   (74,223,966)  108,960,786     4,228,628    (7,082,574)  (10,025,000)   54,653,815
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   671,403,786   562,443,000    69,731,163    76,813,737   177,866,357   123,212,542
                                         -------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 597,179,820  $671,403,786  $ 73,959,791  $ 69,731,163  $167,841,357  $177,866,357
                                         =============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/PIMCO GLOBAL        EQ/PIMCO ULTRA SHORT
                                                        REAL RETURN*(Q)                BOND*             EQ/QUALITY BOND PLUS*
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   516,193  $    64,369  $   551,291  $     7,952  $   303,636  $   (80,965)
 Net realized gain (loss).........................      91,701       33,473       46,442       16,290     (849,865)    (588,839)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,536,910)     449,549     (817,647)     499,820     (422,620)     792,327
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (929,016)     547,391     (219,914)     524,062     (968,849)     122,523
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   6,704,911    6,482,529    6,145,379    7,360,897    4,382,021    4,507,797
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     642,022    5,868,389      486,601   (2,795,065)  (1,929,904)  (2,154,953)
 Redemptions for contract benefits and
   terminations...................................  (3,051,505)  (2,610,384)  (9,144,338)  (7,898,390)  (6,979,178)  (7,496,506)
 Contract maintenance charges.....................     (25,218)     (19,891)     (50,104)     (54,709)     (49,517)     (57,208)
 Adjustments to net assets allocated to contracts
   in payout period...............................          --           --           --           --       40,370      104,012
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   4,270,210    9,720,643   (2,562,462)  (3,387,267)  (4,536,208)  (5,096,858)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............          43          217            5           --     (110,370)    (104,008)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,341,237   10,268,251   (2,782,371)  (2,863,205)  (5,615,427)  (5,078,343)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  35,233,676   24,965,425   80,893,182   83,756,387   79,948,007   85,026,350
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $38,574,913  $35,233,676  $78,110,811  $80,893,182  $74,332,580  $79,948,007
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(q)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                              EQ/SMALL COMPANY             EQ/T. ROWE PRICE            EQ/UBS GROWTH &
                                                   INDEX*                   GROWTH STOCK*                  INCOME*
                                         --------------------------  ---------------------------  -------------------------
                                             2018          2017           2018          2017          2018          2017
                                         ------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (983,139) $   (555,579) $  (8,498,394) $ (6,536,489) $   (390,296) $  (382,117)
 Net realized gain (loss)...............   34,004,815    31,484,448     98,494,576    83,047,197     4,827,892    3,097,873
 Net change in unrealized appreciation
   (depreciation) of investments........  (71,723,231)    4,003,930   (112,379,659)   62,254,757   (10,136,559)   4,164,317
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (38,701,555)   34,932,799    (22,383,477)  138,765,465    (5,698,963)   6,880,073
                                         ------------  ------------  -------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,354,001    22,542,983     81,068,774    58,267,554     2,620,554    2,858,975
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (3,239,886)   (1,761,308)    16,538,234    13,997,903    (2,626,528)   1,477,529
 Redemptions for contract benefits and
   terminations.........................  (22,001,351)  (20,401,634)   (42,838,275)  (31,512,980)   (2,891,951)  (3,025,574)
 Contract maintenance charges...........     (157,868)     (148,160)      (387,652)     (326,164)      (16,207)     (16,935)
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................      (45,104)      231,881     54,381,081    40,426,313    (2,914,132)   1,293,995
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --          1,519        11,968            --           --
                                         ------------  ------------  -------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (38,746,659)   35,164,680     31,999,123   179,203,746    (8,613,095)   8,174,068
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  312,768,586   277,603,906    606,686,723   427,482,977    42,338,259   34,164,191
                                         ------------  ------------  -------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $274,021,927  $312,768,586  $ 638,685,846  $606,686,723  $ 33,725,164  $42,338,259
                                         ============  ============  =============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   FIDELITY(R)/ /VIP EQUITY- FIDELITY(R)/ /VIP MID CAP  INVESCO V.I. DIVERSIFIED
                                                       INCOME PORTFOLIO              PORTFOLIO                DIVIDEND FUND
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   129,840  $    50,096  $   (454,798) $  (315,657) $   562,296  $   199,213
 Net realized gain (loss).........................     450,631      187,293     4,696,747    1,942,872    2,644,165    2,263,923
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,857,002)   1,008,541   (13,889,386)   6,563,487   (7,702,035)     167,133
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,276,531)   1,245,930    (9,647,437)   8,190,702   (4,495,574)   2,630,269
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,959,717    2,008,081    11,212,641    9,265,269   12,691,789   13,689,845
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (287,581)    (322,903)   (1,101,976)  (1,009,509)  (3,270,119)   2,268,593
 Redemptions for contract benefits and
   terminations...................................    (716,603)    (602,492)   (2,726,788)  (1,968,862)  (2,452,982)  (1,555,814)
 Contract maintenance charges.....................     (13,645)     (13,290)      (63,055)     (56,992)     (58,509)     (43,745)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     941,888    1,069,396     7,320,822    6,229,906    6,910,179   14,358,879
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............          --           --           636           --        5,920           --
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (334,643)   2,315,326    (2,325,979)  14,420,608    2,420,525   16,989,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  12,643,145   10,327,819    54,047,933   39,627,325   45,760,425   28,771,277
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $12,308,502  $12,643,145  $ 51,721,954  $54,047,933  $48,180,950  $45,760,425
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                          INVESCO V.I. HIGH YIELD    INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                                   FUND                CORE EQUITY FUND             EQUITY FUND
                                         ------------------------  ------------------------  ------------------------
                                             2018         2017         2018         2017         2018         2017
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 1,558,471  $ 1,061,218  $  (249,312) $  (186,501) $  (133,285) $  (123,092)
 Net realized gain (loss)...............    (460,676)    (304,406)   2,853,781      271,905      484,191      (26,150)
 Net change in unrealized appreciation
   (depreciation) of investments........  (3,103,631)     977,073   (5,481,418)   2,430,266   (2,044,733)   1,315,498
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (2,005,836)   1,733,885   (2,876,949)   2,515,670   (1,693,827)   1,166,256
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,711,916    6,547,573    2,731,729    2,697,251    1,100,704    1,059,933
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,140,484)   1,322,856     (214,846)     530,188     (244,127)    (391,343)
 Redemptions for contract benefits and
   terminations.........................  (3,408,973)  (2,430,150)  (1,998,438)  (1,899,858)    (965,443)    (723,038)
 Contract maintenance charges...........     (29,445)     (25,579)     (12,541)     (11,949)      (5,656)      (5,493)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,133,014    5,414,700      505,904    1,315,632     (114,522)     (59,941)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (872,822)   7,148,585   (2,371,045)   3,831,302   (1,808,349)   1,106,315
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  41,199,544   34,050,959   22,184,292   18,352,990   10,643,562    9,537,247
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $40,326,722  $41,199,544  $19,813,247  $22,184,292  $ 8,835,213  $10,643,562
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                         IVY VIP SMALL CAP      MFS(R)/ /INVESTORS TRUST
                                             IVY VIP HIGH INCOME               GROWTH                    SERIES
                                         --------------------------  -------------------------  ------------------------
                                             2018          2017          2018          2017         2018         2017
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 12,181,964  $  9,060,737  $   (273,357) $  (277,346) $  (147,090) $  (102,475)
 Net realized gain (loss)...............   (4,716,660)   (3,849,120)   10,694,137      117,903    1,045,467      577,676
 Net change in unrealized appreciation
   (depreciation) of investments........  (15,678,262)    5,764,827   (12,791,904)   4,530,743   (2,141,705)   2,473,320
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   (8,212,958)   10,976,444    (2,371,124)   4,371,300   (1,243,328)   2,948,521
                                         ------------  ------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   37,318,234    34,311,061     4,918,104    3,355,219    2,405,101    1,954,384
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (2,291,911)    6,774,035     4,244,810       50,841     (392,364)     686,653
 Redemptions for contract benefits and
   terminations.........................  (20,590,798)  (15,861,297)   (1,851,002)  (1,267,429)  (1,686,148)  (1,231,275)
 Contract maintenance charges...........     (156,991)     (135,567)      (20,645)     (16,911)      (8,890)      (7,702)
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   14,278,534    25,088,232     7,291,267    2,121,720      317,699    1,402,060
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          717           962            --            6           --          254
                                         ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    6,066,293    36,065,638     4,920,143    6,493,026     (925,629)   4,350,835
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  231,112,341   195,046,703    25,845,704   19,352,678   17,704,011   13,353,176
                                         ------------  ------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $237,178,634  $231,112,341  $ 30,765,847  $25,845,704  $16,778,382  $17,704,011
                                         ============  ============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                          MFS(R)/ /MASSACHUSETTS
                                             INVESTORS GROWTH              MULTIMANAGER              MULTIMANAGER CORE
                                              STOCK PORTFOLIO           AGGRESSIVE EQUITY*                 BOND*
                                         ------------------------  ---------------------------  --------------------------
                                             2018         2017          2018          2017          2018          2017
                                         -----------  -----------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (167,314) $  (124,087) $  (5,242,105) $ (4,497,565) $  1,575,509  $    984,023
 Net realized gain (loss)...............   1,400,185      606,598    120,272,450    38,856,445    (1,316,775)   (1,203,565)
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,370,533)   3,123,468   (116,807,236)  121,032,580    (2,143,913)    2,220,148
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (137,662)   3,605,979     (1,776,891)  155,391,460    (1,885,179)    2,000,606
                                         -----------  -----------  -------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,459,589    2,113,367     11,168,515     9,423,534     8,214,181     9,582,342
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     (77,563)    (483,795)   (11,156,559)  (15,403,935)   (3,026,783)   (3,634,337)
 Redemptions for contract benefits and
   terminations.........................  (1,327,765)  (1,450,463)   (63,181,462)  (50,472,611)  (12,893,655)  (11,285,722)
 Contract maintenance charges...........     (12,183)     (10,393)      (363,839)     (372,113)      (67,744)      (74,599)
 Adjustments to net assets allocated to
   contracts in payout period...........          --           --        121,693      (128,998)           --            --
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,042,078      168,716    (63,411,652)  (56,954,123)   (7,774,001)   (5,412,316)
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --        309,088        57,558            --            --
                                         -----------  -----------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     904,416    3,774,695    (64,879,455)   98,494,895    (9,659,180)   (3,411,710)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  17,383,574   13,608,879    654,997,762   556,502,867   113,125,233   116,536,943
                                         -----------  -----------  -------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,287,990  $17,383,574  $ 590,118,307  $654,997,762  $103,466,053  $113,125,233
                                         ===========  ===========  =============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            MULTIMANAGER MID CAP       MULTIMANAGER MID CAP           MULTIMANAGER
                                                  GROWTH*                     VALUE*                   TECHNOLOGY*
                                         -------------------------  -------------------------  --------------------------
                                             2018          2017         2018          2017         2018          2017
                                         ------------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,109,982) $  (967,317) $   (288,817) $  (287,707) $ (2,438,553) $ (2,205,170)
 Net realized gain (loss)...............   11,743,746    5,758,467     7,981,393    3,339,589    37,144,198    29,077,058
 Net change in unrealized appreciation
   (depreciation) of investments........  (15,777,013)  11,959,727   (14,864,089)   1,185,354   (32,677,736)   26,103,108
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (5,143,249)  16,750,877    (7,171,513)   4,237,236     2,027,909    52,974,996
                                         ------------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    3,086,063    2,672,503     1,882,294    1,949,479     9,541,814     7,646,434
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (1,181,466)  (1,702,051)   (1,249,369)  (2,245,208)    2,720,108      (270,266)
 Redemptions for contract benefits and
   terminations.........................   (6,857,472)  (5,246,028)   (5,279,005)  (4,763,981)  (15,088,740)  (13,097,270)
 Contract maintenance charges...........      (36,524)     (35,973)      (25,302)     (28,269)      (97,216)      (88,755)
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (4,989,399)  (4,311,549)   (4,671,382)  (5,087,979)   (2,924,034)   (5,809,857)
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --            (5)          --            (6)            5
                                         ------------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (10,132,648)  12,439,328   (11,842,900)    (850,743)     (896,131)   47,165,144
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   82,009,804   69,570,476    56,351,337   57,202,080   192,076,319   144,911,175
                                         ------------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 71,877,156  $82,009,804  $ 44,508,437  $56,351,337  $191,180,188  $192,076,319
                                         ============  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                           PIMCO
                                             OPPENHEIMER MAIN      COMMODITYREALRETURN(R)         TARGET 2015
                                            STREET FUND(R)/VA        STRATEGY PORTFOLIO           ALLOCATION*
                                         -----------------------  -----------------------  ------------------------
                                             2018        2017         2018        2017         2018         2017
                                         -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (13,352) $   (2,256) $    65,470  $  727,500  $    66,717  $    19,498
 Net realized gain (loss)...............     529,895      88,353     (828,778)   (788,660)   1,159,553      155,739
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,140,842)    636,464     (574,450)    166,484   (2,208,330)   1,918,389
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    (624,299)    722,561   (1,337,758)    105,324     (982,060)   2,093,626
                                         -----------  ----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,367,054   1,410,314    1,478,562   1,538,663    2,346,437    3,177,324
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (206,049)    169,649     (153,023)    (27,152)  (2,035,082)  (1,902,491)
 Redemptions for contract benefits and
   terminations.........................    (427,443)   (264,647)    (620,212)   (401,056)  (4,295,718)  (4,427,691)
 Contract maintenance charges...........      (7,414)     (5,806)      (6,721)     (6,680)     (11,102)     (11,823)
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     726,148   1,309,510      698,606   1,103,775   (3,995,465)  (3,164,681)
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          --           --          --       15,733           --
                                         -----------  ----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     101,849   2,032,071     (639,152)  1,209,099   (4,961,792)  (1,071,055)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   6,219,410   4,187,339    8,224,772   7,015,673   21,215,321   22,286,376
                                         -----------  ----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 6,321,259  $6,219,410  $ 7,585,620  $8,224,772  $16,253,529  $21,215,321
                                         ===========  ==========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          TARGET 2025                                          TARGET 2045
                                                          ALLOCATION*         TARGET 2035 ALLOCATION*          ALLOCATION*
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   342,120  $   222,939  $    313,762  $   206,312  $   234,617  $   176,870
 Net realized gain (loss).........................   3,477,179    1,655,436     3,064,681    1,598,377    2,286,472    1,473,053
 Net change in unrealized appreciation
   (depreciation) of investments..................  (9,540,120)   7,225,526   (10,812,385)   8,896,114   (9,522,936)   8,565,358
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (5,720,821)   9,103,901    (7,433,942)  10,700,803   (7,001,847)  10,215,281
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  10,183,684   12,827,720    13,385,574   12,811,336   11,533,967   10,555,810
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,940,975)   1,659,871       118,427        3,419     (816,190)    (685,547)
 Redemptions for contract benefits and
   terminations...................................  (7,092,092)  (5,815,647)   (3,857,130)  (3,133,152)  (3,053,954)  (2,641,530)
 Contract maintenance charges.....................     (47,455)     (47,255)      (80,018)     (74,516)    (105,728)     (99,301)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,103,162    8,624,689     9,566,853    9,607,087    7,558,095    7,129,432
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............      (6,639)       6,641             5           (4)          --           --
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (4,624,298)  17,735,231     2,132,916   20,307,886      556,248   17,344,713
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  77,900,978   60,165,747    81,007,872   60,699,986   69,513,404   52,168,691
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $73,276,680  $77,900,978  $ 83,140,788  $81,007,872  $70,069,652  $69,513,404
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         TARGET 2055          TEMPLETON GLOBAL BOND    VANECK VIP GLOBAL HARD
                                                         ALLOCATION*                VIP FUND                 ASSETS FUND
                                                   -----------------------  ------------------------  ------------------------
                                                       2018        2017         2018         2017         2018         2017
                                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    84,944  $   44,007  $  (796,140) $  (719,171) $  (287,738) $  (288,786)
 Net realized gain (loss).........................     261,076     101,657   (1,205,061)    (715,478)      (3,572)    (182,265)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,805,624)    859,437    2,506,650    1,737,902   (6,941,302)    (370,049)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,459,604)  1,005,101      505,449      303,253   (7,232,612)    (841,100)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   5,474,701   3,396,069   12,712,639   12,723,430    2,593,432    2,797,284
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,875,822     650,859   (3,307,022)  (1,917,196)    (315,186)  (1,301,139)
 Redemptions for contract benefits and
   terminations...................................    (581,561)   (165,228)  (5,359,280)  (3,556,907)  (1,854,969)  (2,124,384)
 Contract maintenance charges.....................     (33,716)    (19,404)     (65,032)     (64,445)     (10,203)     (10,418)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   6,735,246   3,862,296    3,981,305    7,184,882      413,074     (638,657)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         334         100           --           --        1,180          477
                                                   -----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   5,275,976   4,867,497    4,486,754    7,488,135   (6,818,358)  (1,479,280)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,093,476   3,225,979   64,165,090   56,676,955   24,338,293   25,817,573
                                                   -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $13,369,452  $8,093,476  $68,651,844  $64,165,090  $17,519,935  $24,338,293
                                                   ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


The change in units outstanding for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                           2018                        2017
                                                                --------------------------  --------------------------
                                                                                    NET                         NET
                                                                 UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                  SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                  ------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES...................       B          --       --       --        --       --        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION............       B          22      (23)      (1)       33      (10)       23

1290 VT DOUBLELINE OPPORTUNISTIC BOND............       B          43      (16)      27        42       (7)       35

1290 VT EQUITY INCOME............................       B          48      (82)     (34)       58      (83)      (25)

1290 VT GAMCO MERGERS & ACQUISITIONS.............       B          16      (19)      (3)       13      (22)       (9)

1290 VT GAMCO SMALL COMPANY VALUE................       B         439     (334)     105       462     (357)      105

1290 VT HIGH YIELD BOND..........................       B          52      (32)      20        49      (14)       35

1290 VT MICRO CAP................................       B           2       --        2        --       --        --

1290 VT SMALL CAP VALUE..........................       B          18       (4)      14        13       (2)       11

1290 VT SMARTBETA EQUITY.........................       B          14       (1)      13         8       (1)        7

1290 VT SOCIALLY RESPONSIBLE.....................       B          37      (39)      (2)       44      (43)        1

ALL ASSET GROWTH-ALT 20..........................       B          67      (71)      (4)      165      (69)       96

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.    CLASS 4      127      (92)      35       149      (78)       71

AXA 400 MANAGED VOLATILITY.......................       B          21      (16)       5        39      (26)       13

AXA 500 MANAGED VOLATILITY.......................       B          35      (26)       9        40      (24)       16

AXA 2000 MANAGED VOLATILITY......................       B          17      (11)       6        24      (18)        6

AXA AGGRESSIVE ALLOCATION........................       B         368     (384)     (16)      386     (391)       (5)

AXA BALANCED STRATEGY............................       A           1       (1)      --        --       --        --
AXA BALANCED STRATEGY............................       B          65      (99)     (34)       78      (89)      (11)

AXA CONSERVATIVE ALLOCATION......................       B          98     (147)     (49)      102     (180)      (78)

AXA CONSERVATIVE GROWTH STRATEGY.................       B          53      (36)      17        49      (30)       19

AXA CONSERVATIVE STRATEGY........................       B          14      (20)      (6)       20      (21)       (1)

AXA CONSERVATIVE-PLUS ALLOCATION.................       B         169     (222)     (53)      191     (200)       (9)

AXA GLOBAL EQUITY MANAGED VOLATILITY.............       B          84     (169)     (85)       98     (199)     (101)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               2018                        2017
                                                                    --------------------------  --------------------------
                                                                                        NET                         NET
                                                                     UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                    ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                      SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                      ------------- ------- -------- ---------- ------- -------- ----------

AXA GROWTH STRATEGY..................................       A          --        (1)      (1)      --        --       --

AXA INTERNATIONAL CORE MANAGED VOLATILITY............       B         110      (155)     (45)     119      (181)     (62)

AXA INTERNATIONAL MANAGED VOLATILITY.................       B          24       (14)      10       29       (18)      11

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........       B          88      (148)     (60)      95      (179)     (84)

AXA LARGE CAP CORE MANAGED VOLATILITY................       B          19       (25)      (6)      23       (32)      (9)

AXA LARGE CAP GROWTH MANAGED VOLATILITY..............       B         114      (275)    (161)     135      (307)    (172)

AXA LARGE CAP VALUE MANAGED VOLATILITY...............       A         172      (484)    (312)     186      (511)    (325)
AXA LARGE CAP VALUE MANAGED VOLATILITY...............       B          20       (54)     (34)      23       (70)     (47)

AXA MID CAP VALUE MANAGED VOLATILITY.................       B          89      (217)    (128)      98      (222)    (124)

AXA MODERATE ALLOCATION..............................       A         501    (1,329)    (828)     606    (1,480)    (874)
AXA MODERATE ALLOCATION..............................       B         374      (396)     (22)     431      (437)      (6)

AXA MODERATE GROWTH STRATEGY.........................       B         143       (68)      75      146       (74)      72

AXA MODERATE-PLUS ALLOCATION.........................       B         552      (724)    (172)     641      (768)    (127)

AXA/AB DYNAMIC MODERATE GROWTH.......................       B          22       (30)      (8)      29       (25)       4

AXA/AB SMALL CAP GROWTH..............................       A          56      (111)     (55)      47      (105)     (58)
AXA/AB SMALL CAP GROWTH..............................       B          57       (46)      11       41       (37)       4

AXA/CLEARBRIDGE LARGE CAP GROWTH.....................       B          45      (136)     (91)      54      (188)    (134)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............       B          61      (110)     (49)      82      (102)     (20)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......       B          16       (21)      (5)      18       (22)      (4)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.       B          53       (78)     (25)      72       (92)     (20)

AXA/JANUS ENTERPRISE.................................       B         185      (169)      16      176      (191)     (15)

AXA/LOOMIS SAYLES GROWTH.............................       B          63       (75)     (12)      96       (57)      39

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......       B          34       (50)     (16)      41       (52)     (11)

CHARTER/SM/ MODERATE.................................       B           1        (2)      (1)       3        --        3

CHARTER/SM/ MULTI-SECTOR BOND........................       A          27       (51)     (24)      32       (58)     (26)
CHARTER/SM/ MULTI-SECTOR BOND........................       B          31       (34)      (3)      35       (41)      (6)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                          2018                        2017
                                                               --------------------------  --------------------------
                                                                                   NET                         NET
                                                                UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                               ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                 SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                 ------------- ------- -------- ---------- ------- -------- ----------

CHARTER/SM/ SMALL CAP GROWTH....................       B           36     (41)       (5)      33      (46)      (13)

CHARTER/SM/ SMALL CAP VALUE.....................       B           22     (53)      (31)      33      (68)      (35)

EQ/AMERICAN CENTURY MID CAP VALUE...............       B          424     (11)      413       --       --        --

EQ/BLACKROCK BASIC VALUE EQUITY.................       B          246    (314)      (68)     294     (345)      (51)

EQ/CAPITAL GUARDIAN RESEARCH....................       B           53    (105)      (52)      66     (113)      (47)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY.       B            9     (24)      (15)      13      (27)      (14)

EQ/COMMON STOCK INDEX...........................       A          141    (454)     (313)     147     (458)     (311)
EQ/COMMON STOCK INDEX...........................       B          123    (107)       16      137     (101)       36

EQ/CORE BOND INDEX..............................       B          156    (155)        1      165     (173)       (8)

EQ/EMERGING MARKETS EQUITY PLUS.................       B           85     (54)       31       98      (45)       53

EQ/EQUITY 500 INDEX.............................       A          221    (269)      (48)     245     (277)      (32)
EQ/EQUITY 500 INDEX.............................       B          574    (241)      333      544     (195)      349

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP......       B        2,028     (58)    1,970       --       --        --

EQ/FRANKLIN RISING DIVIDENDS....................       B           15      --        15       --       --        --

EQ/GLOBAL BOND PLUS.............................       B           66     (89)      (23)      66      (86)      (20)

EQ/GOLDMAN SACHS MID CAP VALUE..................       B          343      (9)      334       --       --        --

EQ/INTERMEDIATE GOVERNMENT BOND.................       A           27     (38)      (11)      22      (37)      (15)
EQ/INTERMEDIATE GOVERNMENT BOND.................       B           11     (22)      (11)      12      (22)      (10)

EQ/INTERNATIONAL EQUITY INDEX...................       A          161    (271)     (110)     173     (275)     (102)
EQ/INTERNATIONAL EQUITY INDEX...................       B           37     (51)      (14)      38      (54)      (16)

EQ/INVESCO COMSTOCK.............................       B           69     (91)      (22)      58     (102)      (44)

EQ/INVESCO GLOBAL REAL ESTATE...................       B          598     (20)      578       --       --        --

EQ/INVESCO INTERNATIONAL GROWTH.................       B          635     (18)      617       --       --        --

EQ/IVY ENERGY...................................       B          566     (26)      540       --       --        --

EQ/IVY MID CAP GROWTH...........................       B          929     (28)      901       --       --        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               2018                         2017
                                                                   ---------------------------  ---------------------------
                                                                                        NET                          NET
                                                                    UNITS   UNITS     INCREASE   UNITS   UNITS     INCREASE
                                                                   ISSUED  REDEEMED  (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                                    SHARE CLASS**  (000'S) (000'S)    (000'S)   (000'S) (000'S)    (000'S)
                                                   --------------- ------- --------  ---------- ------- --------  ----------

EQ/JPMORGAN VALUE OPPORTUNITIES...................        B            235     (104)     131        219      (71)    148

EQ/LARGE CAP GROWTH INDEX.........................        B            282     (262)      20        291     (213)     78

EQ/LARGE CAP VALUE INDEX..........................        B            153     (112)      41        152     (129)     23

EQ/LAZARD EMERGING MARKETS EQUITY.................        B          2,182      (55)   2,127         --       --      --

EQ/MFS INTERNATIONAL GROWTH.......................        B            175     (109)      66        173      (98)     75

EQ/MFS INTERNATIONAL VALUE........................        B          2,554      (61)   2,493         --       --      --

EQ/MFS TECHNOLOGY.................................        B            520      (23)     497         --       --      --

EQ/MFS UTILITIES SERIES...........................        B            635      (20)     615         --       --      --

EQ/MID CAP INDEX..................................        B            382     (326)      56        453     (318)    135

EQ/MONEY MARKET...................................        A         25,996  (25,995)       1     24,126  (24,115)     11
EQ/MONEY MARKET...................................        B        227,353 (227,066)     287    194,929 (194,307)    622

EQ/OPPENHEIMER GLOBAL.............................        B            230     (135)      95        193     (127)     66

EQ/PIMCO GLOBAL REAL RETURN.......................        B            120      (78)      42        157      (63)     94

EQ/PIMCO ULTRA SHORT BOND.........................        B            115     (139)     (24)       110     (141)    (31)

EQ/QUALITY BOND PLUS..............................        A             30      (49)     (19)        29      (52)    (23)
EQ/QUALITY BOND PLUS..............................        B             31      (39)      (8)        21      (28)     (7)

EQ/SMALL COMPANY INDEX............................        B            127     (127)      --        139     (137)      2

EQ/T. ROWE PRICE GROWTH STOCK.....................        B            516     (317)     199        467     (292)    175

EQ/UBS GROWTH & INCOME............................        B             37      (47)     (10)        44      (36)      8

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........... SERVICE CLASS 2      13       (8)       5         15       (9)      6

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2      65      (30)      35         62      (27)     35

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II         82      (42)      40        109      (27)     82

INVESCO V.I. HIGH YIELD FUND......................    SERIES II         76      (66)      10         88      (44)     44

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II         24      (21)       3         28      (19)      9

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II          9      (10)      (1)        10      (10)     --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                            2018                        2017
                                                                 --------------------------  --------------------------
                                                                                     NET                         NET
                                                                  UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                 ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                   SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   ------------- ------- -------- ---------- ------- -------- ----------

IVY VIP HIGH INCOME...............................   CLASS II      338     (249)       89      369     (210)      159

IVY VIP SMALL CAP GROWTH..........................   CLASS II       78      (38)       40       40      (29)       11

MFS(R) INVESTORS TRUST SERIES..................... SERVICE CLASS    18      (16)        2       21      (15)        6

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................ SERVICE CLASS    16      (12)        4       15      (15)       --

MULTIMANAGER AGGRESSIVE EQUITY....................       A         182     (516)     (334)     162     (516)     (354)
MULTIMANAGER AGGRESSIVE EQUITY....................       B          23      (23)       --       13      (26)      (13)

MULTIMANAGER CORE BOND............................       B          95     (149)      (54)     111     (150)      (39)

MULTIMANAGER MID CAP GROWTH.......................       B          32      (51)      (19)      24      (48)      (24)

MULTIMANAGER MID CAP VALUE........................       B          14      (32)      (18)      16      (39)      (23)

MULTIMANAGER TECHNOLOGY...........................       B         116     (127)      (11)     124     (146)      (22)

OPPENHEIMER MAIN STREET FUND(R)/VA................ SERVICE CLASS     7       (4)        3        9       (2)        7

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO... ADVISOR CLASS    30      (20)       10       33      (16)       17

TARGET 2015 ALLOCATION............................       B          24      (56)      (32)      37      (60)      (23)

TARGET 2025 ALLOCATION............................       B          96      (90)        6      133      (73)       60

TARGET 2035 ALLOCATION............................       B         113      (52)       61      113      (47)       66

TARGET 2045 ALLOCATION............................       B          84      (37)       47       86      (37)       49

TARGET 2055 ALLOCATION............................       B          67      (11)       56       44       (8)       36

TEMPLETON GLOBAL BOND VIP FUND....................    CLASS 2      137     (103)       34      135      (73)       62

VANECK VIP GLOBAL HARD ASSETS FUND................    CLASS S      105     (100)        5      150     (160)      (10)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Moderate
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities
  .   1290 VT DoubleLine Dynamic Allocation
  .   1290 VT DoubleLine Opportunistic Bond
  .   1290 VT Equity Income
  .   1290 VT GAMCO Mergers & Acquisitions
  .   1290 VT GAMCO Small Company Value
  .   1290 VT High Yield Bond
  .   1290 VT Low Volatility Global Equity
  .   1290 VT Micro Cap
  .   1290 VT Small Cap Value
  .   1290 VT SmartBeta Equity
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond/(1)/
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/American Century Mid Cap Value
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/ClearBridge Select Equity Managed Volatility/(2)/

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)

  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Fidelity Institutional AM/SM/ Large Cap
  .   EQ/Franklin Rising Dividends
  .   EQ/Global Bond PLUS
  .   EQ/Goldman Sachs Mid Cap Value
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/Invesco Global Real Estate
  .   EQ/Invesco International Growth
  .   EQ/Ivy Energy
  .   EQ/Ivy Mid Cap Growth
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/Lazard Emerging Markets Equity
  .   EQ/MFS International Growth
  .   EQ/MFS International Value
  .   EQ/MFS Technology
  .   EQ/MFS Utilities Series
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Templeton Global Bond VIP Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP High Income
  .   Ivy VIP Small Cap Growth

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
  .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

  (1)The Variable Investment Option had no units at December 31, 2018 and 2017, thus the Variable Investment Option is excluded from all other sections of the financial statements.
  (2)Formerly known as AXA/Mutual Large Cap Equity Managed Volatility.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Concluded)


   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.


                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

2. Significant Accounting Policies (Concluded)

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

  .   EQUI-VEST(R) Series 100 through 801

  .   EQUI-VEST(R) Vantage Series 900

  .   EQUI-VEST(R) Strategies Series 900 and 901

  .   Momentum

  .   Momentum Plus

  .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

  .   EQUI-VEST(R) Series 100 through 801

  .   EQUI-VEST(R) Strategies Series 900 and 901

  .   EQUIPLAN

  .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

3. Fair Value Disclosures (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows:

                                                              PURCHASES      SALES
                                                             ------------ ------------
1290 VT Convertible Securities.............................. $     16,371 $         10
1290 VT DoubleLine Dynamic Allocation.......................    3,051,824    2,845,958
1290 VT DoubleLine Opportunistic Bond.......................    4,587,560    1,728,113
1290 VT Equity Income.......................................   42,742,988   18,648,332
1290 VT GAMCO Mergers & Acquisitions........................    3,380,459    3,368,833
1290 VT GAMCO Small Company Value...........................  210,288,996  132,867,717
1290 VT High Yield Bond.....................................    6,584,726    3,957,814
1290 VT Low Volatility Global Equity........................       16,104           10
1290 VT Micro Cap...........................................      175,123       20,164
1290 VT Small Cap Value.....................................    2,415,341      579,606
1290 VT SmartBeta Equity....................................    1,780,709      272,613
1290 VT Socially Responsible................................    8,692,555    7,738,380
All Asset Growth-Alt 20.....................................   15,477,578   12,930,457
American Funds Insurance Series(R) Bond Fund/SM/............   13,811,906    9,920,431
AXA 400 Managed Volatility..................................    5,974,772    3,530,941
AXA 500 Managed Volatility..................................    8,782,494    6,645,951
AXA 2000 Managed Volatility.................................    3,938,405    2,643,169
AXA Aggressive Allocation...................................  131,852,113   92,370,189
AXA Balanced Strategy.......................................   13,535,559   16,855,612
AXA Conservative Allocation.................................   17,231,373   21,073,248
AXA Conservative Growth Strategy............................    7,804,944    5,339,051
AXA Conservative Strategy...................................    1,835,565    2,308,450
AXA Conservative-Plus Allocation............................   38,645,158   36,935,860
AXA Global Equity Managed Volatility........................   57,647,614   52,935,871
AXA Growth Strategy.........................................       47,952      160,817
AXA International Core Managed Volatility...................   18,192,512   23,432,018
AXA International Managed Volatility........................    3,377,501    2,158,908
AXA International Value Managed Volatility..................   15,902,017   24,325,248
AXA Large Cap Core Managed Volatility.......................    6,586,388    5,341,878
AXA Large Cap Growth Managed Volatility.....................  104,282,593  100,735,818
AXA Large Cap Value Managed Volatility......................   95,334,946  113,130,028
AXA Mid Cap Value Managed Volatility........................   70,378,264   69,495,775
AXA Moderate Allocation.....................................  220,213,420  231,852,600
AXA Moderate Growth Strategy................................   23,758,822   10,798,051
AXA Moderate-Plus Allocation................................  185,401,637  155,984,979
AXA/AB Dynamic Moderate Growth..............................    3,920,206    4,477,438
AXA/AB Small Cap Growth.....................................  103,500,225   68,262,839
AXA/ClearBridge Large Cap Growth............................   23,920,234   33,451,666
AXA/Franklin Balanced Managed Volatility....................   15,121,724   17,078,409
AXA/Franklin Small Cap Value Managed Volatility.............    5,330,408    3,939,226
AXA/Franklin Templeton Allocation Managed Volatility........   24,614,993   11,238,407
AXA/Janus Enterprise........................................   63,447,145   47,681,866
AXA/Loomis Sayles Growth....................................   28,072,143   23,571,598

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                              PURCHASES      SALES
                                                             ------------ ------------
AXA/Templeton Global Equity Managed Volatility.............. $ 10,732,954 $  7,390,522
Charter/SM/ Moderate........................................      200,064      186,015
Charter/SM/ Multi-Sector Bond...............................    9,479,417   13,090,825
Charter/SM/ Small Cap Growth................................   13,331,968    9,904,041
Charter/SM/ Small Cap Value.................................    9,637,167   16,143,057
EQ/American Century Mid Cap Value...........................   93,164,426    2,499,862
EQ/BlackRock Basic Value Equity.............................  156,351,318  116,504,968
EQ/Capital Guardian Research................................   39,460,716   31,101,025
EQ/ClearBridge Select Equity Managed Volatility.............   14,765,231    4,214,172
EQ/Common Stock Index.......................................  265,959,089  352,932,230
EQ/Core Bond Index..........................................   20,148,655   19,196,762
EQ/Emerging Markets Equity PLUS.............................    9,120,208    5,711,122
EQ/Equity 500 Index.........................................  327,444,873  240,252,284
EQ/Fidelity Institutional AM/SM/ Large Cap..................  458,654,364   13,770,210
EQ/Franklin Rising Dividends................................    1,422,341       16,240
EQ/Global Bond PLUS.........................................    8,398,978   11,065,165
EQ/Goldman Sachs Mid Cap Value..............................   57,285,564    1,603,737
EQ/Intermediate Government Bond.............................    6,427,845    9,653,454
EQ/International Equity Index...............................   38,981,548   53,557,117
EQ/Invesco Comstock.........................................   21,318,319   20,252,104
EQ/Invesco Global Real Estate...............................   90,285,835    3,293,185
EQ/Invesco International Growth.............................   81,075,204    2,433,330
EQ/Ivy Energy...............................................   57,895,910    2,332,737
EQ/Ivy Mid Cap Growth.......................................  169,294,286    5,305,299
EQ/JPMorgan Value Opportunities.............................   73,291,424   28,714,506
EQ/Large Cap Growth Index...................................   74,208,139   52,723,769
EQ/Large Cap Value Index....................................   23,501,125   14,262,957
EQ/Lazard Emerging Markets Equity...........................  216,486,979    6,125,751
EQ/MFS International Growth.................................   53,093,627   24,123,841
EQ/MFS International Value..................................  487,713,509   13,065,308
EQ/MFS Technology...........................................  180,991,350    8,071,578
EQ/MFS Utilities Series.....................................  118,111,514    3,955,179
EQ/Mid Cap Index............................................  146,775,144   83,433,921
EQ/Money Market.............................................  301,794,704  297,570,770
EQ/Oppenheimer Global.......................................   49,748,496   27,890,952
EQ/PIMCO Global Real Return.................................   13,238,259    8,451,857
EQ/PIMCO Ultra Short Bond...................................   13,904,611   15,915,777
EQ/Quality Bond PLUS........................................   10,124,529   14,467,471
EQ/Small Company Index......................................   68,105,100   42,277,913
EQ/T. Rowe Price Growth Stock...............................  193,077,435   93,146,183
EQ/UBS Growth & Income......................................   11,859,426   10,764,399
Fidelity(R) VIP Equity-Income Portfolio.....................    3,357,808    1,693,209
Fidelity(R) VIP Mid Cap Portfolio...........................   18,280,982    6,689,186
Invesco V.I. Diversified Dividend Fund......................   17,522,435    8,274,216
Invesco V.I. High Yield Fund................................   11,605,268    8,913,783
Invesco V.I. Mid Cap Core Equity Fund.......................    7,324,104    3,811,690
Invesco V.I. Small Cap Equity Fund..........................    2,783,395    2,288,385
Ivy VIP High Income.........................................   69,555,220   43,093,920
Ivy VIP Small Cap Growth....................................   24,348,310    6,715,660
MFS(R) Investors Trust Series...............................    5,126,767    4,129,988
MFS(R) Massachusetts Investors Growth Stock Portfolio.......    5,334,380    3,316,987
Multimanager Aggressive Equity..............................  107,294,684  110,605,329
Multimanager Core Bond......................................   17,105,393   23,303,884
Multimanager Mid Cap Growth.................................   18,752,181   13,706,162

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Concluded)

                                                              PURCHASES     SALES
                                                             ----------- -----------
Multimanager Mid Cap Value.................................. $ 7,949,402 $ 8,751,102
Multimanager Technology.....................................  61,177,910  43,473,346
Oppenheimer Main Street Fund(R)/VA..........................   2,217,471     927,220
PIMCO CommodityRealReturn(R) Strategy Portfolio.............   2,189,367   1,425,291
Target 2015 Allocation......................................   5,267,566   7,899,941
Target 2025 Allocation......................................  17,892,009  14,681,163
Target 2035 Allocation......................................  20,363,384   9,419,345
Target 2045 Allocation......................................  15,600,971   7,050,905
Target 2055 Allocation......................................   8,321,093   1,500,548
Templeton Global Bond VIP Fund..............................  15,843,201  12,658,036
VanEck VIP Global Hard Assets Fund..........................   6,633,801   6,507,285

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, advisory services, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or
   (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.57% to a high of 1.54% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

5. Expenses and Related Party Transactions (Concluded)


   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In October 2018, AXA Equitable replaced certain portfolios (each a "Substituted Portfolio" and together, the "Substituted Portfolios") which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a "Replacement Portfolio" and together, the "Replacement Portfolios"). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

----------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               AMERICAN CENTURY VP MID CAP VALUE FUND  EQ/AMERICAN CENTURY MID CAP
                                                                        VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     Class II                                Class B
Shares                                 4,231,054                           4,231,054
Net Asset Value                 $          20.52                        $      20.52
Net Assets Before Substitution  $     86,821,219                        $         --
Net Assets After Substitution   $             --                        $ 86,821,219
Realized Loss                   $       (786,460)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO EQ/FIDELITY INSTITUTIONAL AM/SM/
                                                                        LARGE CAP
----------------------------------------------------------------------------------------------------------
Share Class                     Service Class 2                         Class B
Shares                                12,834,420                          12,834,420
Net Asset Value                 $          34.69                        $      34.69
Net Assets Before Substitution  $    445,226,036                        $         --
Net Assets After Substitution   $             --                        $445,226,036
Realized Gain                   $     15,503,527
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               GOLDMAN SACHS VIT MID CAP VALUE FUND    EQ/GOLDMAN SACHS MID CAP VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     Service Shares                          Class B
Shares                                 3,325,736                           3,325,736
Net Asset Value                 $          16.69                        $      16.69
Net Assets Before Substitution  $     55,506,528                        $         --
Net Assets After Substitution   $             --                        $ 55,506,528
Realized Gain                   $        769,536
----------------------------------------------------------------------------------------------------------

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO             REPLACEMENT PORTFOLIO
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. GLOBAL               EQ/INVESCO
                                REAL ESTATE FUND                  GLOBAL REAL ESTATE
-----------------------------------------------------------------------------------------
Share Class                     Series II                         Class B
Shares                                5,717,680                      5,717,680
Net Asset Value                 $         15.23                   $      15.23
Net Assets Before Substitution  $    87,080,260                   $         --
Net Assets After Substitution   $            --                   $ 87,080,260
Realized Loss                   $    (7,135,653)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I.                      EQ/INVESCO
                                INTERNATIONAL GROWTH FUND         INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------
Share Class                     Series II                         Class B
Shares                                2,259,342                      2,259,342
Net Asset Value                 $         34.38                   $      34.38
Net Assets Before Substitution  $    77,676,166                   $         --
Net Assets After Substitution   $            --                   $ 77,676,166
Realized Loss                   $    (2,036,889)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP ENERGY                    EQ/IVY ENERGY
-----------------------------------------------------------------------------------------
Share Class                     Class II                          Class B
Shares                                9,523,336                      9,523,336
Net Asset Value                 $          5.72                   $       5.72
Net Assets Before Substitution  $    54,466,814                   $         --
Net Assets After Substitution   $            --                   $ 54,466,814
Realized Loss                   $    (1,396,919)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP                           EQ/IVY
                                MID CAP GROWTH                    MID CAP GROWTH
-----------------------------------------------------------------------------------------
Share Class                     Class II                          Class B
Shares                               13,309,356                     13,309,356
Net Asset Value                 $         12.14                   $      12.14
Net Assets Before Substitution  $   161,602,201                   $         --
Net Assets After Substitution   $            --                   $161,602,201
Realized Gain                   $    21,433,806
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               LAZARD RETIREMENT                 EQ/LAZARD EMERGING
                                EMERGING MARKETS EQUITY PORTFOLIO MARKETS EQUITY
-----------------------------------------------------------------------------------------
Share Class                     Service Shares                    Class B
Shares                               10,646,459                     10,646,459
Net Asset Value                 $         19.44                   $      19.44
Net Assets Before Substitution  $   206,967,165                   $         --
Net Assets After Substitution   $            --                   $206,967,165
Realized Loss                   $    (6,167,064)
-----------------------------------------------------------------------------------------

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

---------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                  REPLACEMENT PORTFOLIO
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R)/ /INTERNATIONAL VALUE PORTFOLIO EQ/MFS INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                              18,095,012                           18,095,012
Net Asset Value                 $        25.69                         $      25.69
Net Assets Before Substitution  $  464,860,861                         $         --
Net Assets After Substitution   $           --                         $464,860,861
Realized Gain                   $   26,354,729
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) TECHNOLOGY PORTFOLIO            EQ/MFS TECHNOLOGY
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                               9,271,120                            9,271,120
Net Asset Value                 $        18.36                         $      18.36
Net Assets Before Substitution  $  170,217,759                         $         --
Net Assets After Substitution   $           --                         $170,217,759
Realized Gain                   $   22,084,808
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) UTILITIES SERIES                EQ/MFS UTILITIES SERIES
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                               3,797,383                            3,797,383
Net Asset Value                 $        29.84                         $      29.84
Net Assets Before Substitution  $  113,313,897                         $         --
Net Assets After Substitution   $           --                         $113,313,897
Realized Gain                   $    4,934,174
---------------------------------------------------------------------------------------------------

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

--------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------
 MAY 19, 2017             AXA/PACIFIC GLOBAL SMALL CAP VALUE 1290 VT SMALL CAP VALUE
--------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                         84,551                            123,637
Net Asset Value           $      8.52                        $      9.87
Net Assets Before Merger  $   720,593                        $   499,670
Net Assets After Merger   $        --                        $ 1,220,263
Unrealized Loss           $    (7,624)
--------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25        ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      1,074,899                          3,815,288
Net Asset Value           $     12.58                        $     20.09
Net Assets Before Merger  $13,524,308                        $63,106,868
Net Assets After Merger   $        --                        $76,631,176
Unrealized Gain           $   839,259
--------------------------------------------------------------------------------------

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Concluded)

------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM /INTERNATIONAL MODERATE CHARTER/SM /MODERATE
------------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      14,270                                13,526
Net Asset Value           $   9.74                           $     10.28
Net Assets Before Merger  $138,993                           $        --
Net Assets After Merger   $     --                           $   138,993
Realized Gain             $  3,470
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM /REAL ASSETS            EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      28,588                             3,029,495
Net Asset Value           $   9.18                           $      9.86
Net Assets Before Merger  $262,456                           $29,597,750
Net Assets After Merger   $     --                           $29,860,206
Realized Loss             $ (1,259)
------------------------------------------------------------------------------------------

7. Asset-based Charges and Contractowner Charges

                                             MORTALITY AND                FINANCIAL
                                             EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                             ------------- -------------- ---------- -----
OLD CONTRACTS                                    0.58%          0.16%          --    0.74%
EQUIPLAN(R)/ /CONTRACTS                          0.58%          0.16%          --    0.74%
EQUI-VEST(R)/ /SERIES 100

EQ/Money Market,
EQ/Common Stock Index.......................     0.56%          0.60%        0.24%   1.40%

All Other Funds.............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.......................     0.65%          0.60%        0.24%   1.49%

All Other Funds.............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R)/ /SERIES 200

EQ/Money Market,
EQ/Common Stock Index.......................     1.15%          0.25%          --    1.40%

All Other Funds.............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R)/ /SERIES 201

All Other Funds.............................     0.95%          0.25%          --    1.20%

EQUI-VEST(R)/ /SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Alloocation....................     1.10%          0.25%          --    1.35%

All Other Funds.............................     1.10%          0.24%          --    1.34%

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

                                                MORTALITY AND                FINANCIAL
                                                EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                                ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                             1.10%          0.25%         --     1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                    1.20%          0.25%         --     1.45%
EQUI-VEST(R)/ /AT RETIREMENT

1.30% All Funds................................     0.80%          0.50%         --     1.30%

1.25% All Funds................................     0.75%          0.50%         --     1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS            0.95%          0.25%         --     1.20%
EQUI-VEST(R)/ /VANTAGE CONTRACTS

0.90% All Funds................................     0.90%            --          --     0.90%

0.70% All Funds................................     0.70%            --          --     0.70%

0.50% All Funds................................     0.50%            --          --     0.50%

EQUI-VEST(R)/ /STRATEGIES CONTRACTS SERIES 900

1.20% All Funds................................     1.20%            --          --     1.20%

0.90% All Funds................................     0.90%            --          --     0.90%

0.70% All Funds................................     0.70%            --          --     0.70%

0.50% All Funds................................     0.50%            --          --     0.50%

0.25% All Funds................................     0.25%            --          --     0.25%

EQUI-VEST(R)/ /STRATEGIES CONTRACTS SERIES 901

0.00% All Funds................................     0.00%            --          --     0.00%

0.10% All Funds................................     0.10%            --          --     0.10%

0.25% All Funds................................     0.25%            --          --     0.25%

0.50% All Funds................................     0.50%            --          --     0.50%

0.60% All Funds................................     0.60%            --          --     0.60%

0.70% All Funds................................     0.70%            --          --     0.70%

0.80% All Funds................................     0.80%            --          --     0.80%

0.90% All Funds................................     0.90%            --          --     0.90%

1.00% All Funds................................     1.00%            --          --     1.00%

1.10% All Funds................................     1.10%            --          --     1.10%

1.15% All Funds................................     1.15%            --          --     1.15%

EQUI-VEST(R)/ /EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R)/ /EXPRESS SERIES 701 CONTRACTS

1.10% All Funds................................     0.85%          0.25%         --     1.10%

EQUI-VEST(R)/ /SERIES 801 CONTRACTS

1.25% All Funds................................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds................................     0.40%          0.10%         --     0.50%

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                         AMOUNT DEDUCTED
                -------                       -----------                         ---------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and account
                                                                value.

                                                                HIGH - Depending on account value, $50 if the
                                                                account value on the last business day of the
                                                                contract year is less than $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                                whichever is less.

                                                                HIGH - 7% of contributions withdrawn, declining
                                                                by 1% each contract years following each
                                                                contribution.

                                                                Exceptions and limitations may eliminate or reduce
                                                                the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee
option

Charge for third-party transfer or      At time of transaction  $0 to $65
exchange

Enhanced death benefit charge           Participation date      0.15% of account value


Guaranteed Minimum Income Benefit                               0.65%


Guaranteed Withdrawal Benefit for Life                          LOW -  0.60% for single life         option;
                                                                  0.75% for joint life      option
                                                                HIGH - 0.75% for single life;
                                                                  0.90% for joint life

                 AMOUNT DEDUCTED                        HOW DEDUCTED
                  ---------------                        ------------

LOW - $0 depending on the product and account       Unit liquidation from
value.                                              account value

HIGH - Depending on account value, $50 if the       Unit liquidation from
account value on the last business day of the       account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in    Unit liquidation from
the current and prior five participation years,     account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping    Unit liquidation from
fee or $300 per plan (prorated on the first year).  account value

$350 annuity administration fee                     Unit liquidation from
             account value

$0 to $65                                           Unit liquidation from
             account value

0.15% of account value                              Unit liquidation from
                                                    account value

0.65%                                               Unit liquidation from
                                                    account value

LOW -  0.60% for single life         option;
  0.75% for joint life      option
HIGH - 0.75% for single life;
  0.90% for joint life

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Concluded)

                                            WHEN CHARGE
             CHARGES                        IS DEDUCTED                            AMOUNT DEDUCTED
              -------                       -----------                             ---------------

Sales Premium and Other Applicable                               Current tax charge varies by jurisdiction and ranges
Taxes                                                            from 0% to 3.5%



Guaranteed minimum death benefit                                 STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                 THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                 0.00%

                                                                 GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                 ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                 Annual Rachet to age 85 benefit base

                                                                 GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                 RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                 roll-up to age 85 benefit base, as applicable

                                                                 GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                 the GWBL Enhance death benefit base

Personal Income Benefit Charge      Contract/Participation Date  1.00% of the Personal Income Benefit account
                                    Anniversary                  value

Managed Account Service Fee         Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                                 is a quarterly fee that can be charged at an annual
                                                                 rate of up to 0.60%. The amount of the fee may be
                                                                 lower and varies among broker-dealers. The fee will
                                                                 be deducted pro rata from the Non-Personal Income
                                                                 Benefit variable investment options and guaranteed
                                                                 interest option first, then from the account for
                                                                 special dollar cost averaging. The MAS Advisory fee
                                                                 does not apply to Personal Income Benefit related
                                                                 assets.

Wire Transfer Charge                At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                 At time of transaction       $35 for checks sent by express delivery


                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of
the GWBL Enhance death benefit base

1.00% of the Personal Income Benefit account          Unit liquidation from
value                                                 account value

The managed Account Service ("MAS") Advisory fee      Unit liquidation from
is a quarterly fee that can be charged at an annual   account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for
special dollar cost averaging. The MAS Advisory fee
does not apply to Personal Income Benefit related
assets.

$90 for outgoing wire transfers                       Unit liquidation from
                                                      account value

$35 for checks sent by express delivery               Unit liquidation from
                                                      account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2018  Lowest contract charge 1.25% Class B(k)     $94.52          --              --            --       (5.59)%
      Highest contract charge 1.25% Class B(k)    $94.52          --              --            --       (5.59)%
      All contract charges                            --          --             $15          8.47%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2018  Lowest contract charge 0.50% Class B       $114.83           --                --         --        (4.59)%
      Highest contract charge 1.34% Class B      $109.46           --                --         --        (5.41)%
      All contract charges                            --           97          $ 10,730       1.64%          --
2017  Lowest contract charge 0.50% Class B       $120.36           --                --         --         9.07%
      Highest contract charge 1.34% Class B      $115.72           --                --         --         8.15%
      All contract charges                            --           98          $ 11,438       0.62%          --
2016  Lowest contract charge 0.50% Class B       $110.35           --                --         --         8.06%
      Highest contract charge 1.34% Class B      $107.00           --                --         --         7.16%
      All contract charges                            --           75          $  7,993       1.70%          --
2015  Lowest contract charge 0.50% Class B       $102.12           --                --         --        (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85           --                --         --        (5.01)%
      All contract charges                            --           54          $  5,512       0.98%          --
2014  Lowest contract charge 0.50% Class B       $106.60           --                --         --         1.91%
      Highest contract charge 1.34% Class B      $105.12           --                --         --         1.05%
      All contract charges                            --           30          $  3,194       2.89%          --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2018  Lowest contract charge 0.50% Class B       $104.22           --                --         --        (1.43)%
      Highest contract charge 1.25% Class B      $101.39           --                --         --        (2.18)%
      All contract charges                            --           88          $  8,972       3.28%          --
2017  Lowest contract charge 0.50% Class B       $105.73           --                --         --         3.41%
      Highest contract charge 1.25% Class B      $103.65           --                --         --         2.64%
      All contract charges                            --           61          $  6,425       2.18%          --
2016  Lowest contract charge 0.50% Class B       $102.24           --                --         --         4.35%
      Highest contract charge 1.25% Class B      $100.98           --                --         --         3.56%
      All contract charges                            --           26          $  2,603       4.08%          --
2015  Lowest contract charge 0.50% Class B(c)    $ 97.98           --                --         --        (2.28)%
      Highest contract charge 1.25% Class B(c)   $ 97.51           --                --         --        (2.72)%
      All contract charges                            --            7          $    678       3.46%          --
1290 VT EQUITY INCOME
2018  Lowest contract charge 0.50% Class B       $212.58           --                --         --       (12.14)%
      Highest contract charge 1.45% Class B      $185.46           --                --         --       (12.98)%
      All contract charges                            --          510          $ 96,565       1.98%          --
2017  Lowest contract charge 0.50% Class B       $241.94           --                --         --        15.26%
      Highest contract charge 1.45% Class B      $213.12           --                --         --        14.16%
      All contract charges                            --          544          $117,542       1.67%          --
2016  Lowest contract charge 0.50% Class B       $209.90           --                --         --        12.42%
      Highest contract charge 1.45% Class B      $186.68           --                --         --        11.35%
      All contract charges                            --          569          $107,751       2.00%          --
2015  Lowest contract charge 0.50% Class B       $186.71           --                --         --        (2.19)%
      Highest contract charge 1.45% Class B      $167.65           --                --         --        (3.13)%
      All contract charges                            --          604          $102,239       1.58%          --
2014  Lowest contract charge 0.50% Class B       $190.90           --                --         --         8.13%
      Highest contract charge 1.45% Class B      $173.06           --                --         --         7.09%
      All contract charges                            --          630          $109,337       1.56%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2018  Lowest contract charge 0.50% Class B       $169.90           --                --         --        (5.39)%
      Highest contract charge 1.35% Class B      $151.10           --                --         --        (6.20)%
      All contract charges                            --          104          $ 15,733       1.46%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS (CONTINUED)
2017   Lowest contract charge 0.50% Class B        $179.58            --                --        --         5.65%
       Highest contract charge 1.45% Class B       $159.04            --                --        --         4.65%
       All contract charges                             --           107        $   17,240      0.16%          --
2016   Lowest contract charge 0.50% Class B        $169.97            --                --        --         7.16%
       Highest contract charge 1.45% Class B       $151.98            --                --        --         6.14%
       All contract charges                             --           116        $   17,653      0.01%          --
2015   Lowest contract charge 0.50% Class B        $158.62            --                --        --         2.10%
       Highest contract charge 1.34% Class B       $144.91            --                --        --         1.24%
       All contract charges                             --           127        $   18,277      0.00%          --
2014   Lowest contract charge 0.50% Class B        $155.35            --                --        --         1.13%
       Highest contract charge 1.34% Class B       $143.13            --                --        --         0.28%
       All contract charges                             --           141        $   20,188      0.00%          --
1290 VT GAMCO SMALL COMPANY VALUE
2018   Lowest contract charge 0.00% Class B        $117.65            --                --        --       (15.58)%
       Highest contract charge 1.45% Class B       $302.16            --                --        --       (16.82)%
       All contract charges                             --         2,996        $  903,686      0.57%          --
2017   Lowest contract charge 0.00% Class B        $139.36            --                --        --        16.09%
       Highest contract charge 1.45% Class B       $363.24            --                --        --        14.42%
       All contract charges                             --         2,891        $1,046,106      0.63%          --
2016   Lowest contract charge 0.00% Class B(e)     $120.04            --                --        --        36.95%
       Highest contract charge 1.45% Class B       $317.46            --                --        --        21.49%
       All contract charges                             --         2,786        $  878,428      0.52%          --
2015   Lowest contract charge 0.40% Class B        $144.27            --                --        --        (6.08)%
       Highest contract charge 1.45% Class B       $261.31            --                --        --        (7.07)%
       All contract charges                             --         2,669        $  692,281      0.54%          --
2014   Lowest contract charge 0.40% Class B        $153.61            --                --        --         2.66%
       Highest contract charge 1.45% Class B       $281.18            --                --        --         1.57%
       All contract charges                             --         2,576        $  717,726      0.28%          --
1290 VT HIGH YIELD BOND
2018   Lowest contract charge 0.50% Class B        $114.11            --                --        --        (2.70)%
       Highest contract charge 1.34% Class B       $108.77            --                --        --        (3.54)%
       All contract charges                             --           133        $   14,453      5.67%          --
2017   Lowest contract charge 0.50% Class B        $117.28            --                --        --         5.94%
       Highest contract charge 1.45% Class B       $112.18            --                --        --         4.94%
       All contract charges                             --           113        $   12,965      5.57%          --
2016   Lowest contract charge 0.50% Class B        $110.70            --                --        --        11.17%
       Highest contract charge 1.34% Class B       $107.33            --                --        --        10.23%
       All contract charges                             --            78        $    8,523      6.19%          --
2015   Lowest contract charge 0.50% Class B        $ 99.58            --                --        --        (3.57)%
       Highest contract charge 1.34% Class B       $ 97.37            --                --        --        (4.39)%
       All contract charges                             --            55        $    5,403      7.01%          --
2014   Lowest contract charge 0.50% Class B        $103.27            --                --        --         1.40%
       Highest contract charge 1.34% Class B       $101.84            --                --        --         0.54%
       All contract charges                             --            30        $    3,131      5.58%          --
1290 VT LOW VOLATILITY GLOBAL EQUITY
2018   Lowest contract charge 1.25% Class B(k)     $ 96.35            --                --        --        (3.25)%
       Highest contract charge 1.25% Class B(k)    $ 96.35            --                --        --        (3.25)%
       All contract charges                             --            --        $       15      8.67%          --
1290 VT MICRO CAP
2018   Lowest contract charge 1.25% Class B(k)     $ 87.68            --                --        --       (12.02)%
       Highest contract charge 1.25% Class B(k)    $ 87.68            --                --        --       (12.02)%
       All contract charges                             --             2        $      137      0.05%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT SMALL CAP VALUE(F)
2018  Lowest contract charge 0.50% Class B       $107.20           --               --          --       (11.91)%
      Highest contract charge 1.25% Class B      $104.29           --               --          --       (12.58)%
      All contract charges                            --           28          $ 2,890        1.13%          --
2017  Lowest contract charge 0.50% Class B       $121.70           --               --          --        12.22%
      Highest contract charge 1.25% Class B      $119.30           --               --          --        11.37%
      All contract charges                            --           14          $ 1,709        0.81%          --
2016  Lowest contract charge 0.50% Class B       $108.45           --               --          --        23.63%
      Highest contract charge 1.25% Class B(c)   $107.12           --               --          --        22.70%
      All contract charges                            --            3          $   307        3.23%          --
2015  Lowest contract charge 0.50% Class B(c)    $ 87.72           --               --          --       (11.70)%
      Highest contract charge 1.20% Class B(c)   $ 87.33           --               --          --       (12.07)%
      All contract charges                            --            1          $    76        0.81%          --
1290 VT SMARTBETA EQUITY
2018  Lowest contract charge 0.50% Class B       $114.48           --               --          --        (6.56)%
      Highest contract charge 1.25% Class B      $111.37           --               --          --        (7.27)%
      All contract charges                            --           23          $ 2,504        1.59%          --
2017  Lowest contract charge 0.50% Class B       $122.52           --               --          --        21.12%
      Highest contract charge 1.25% Class B      $120.10           --               --          --        20.20%
      All contract charges                            --           10          $ 1,257        1.90%          --
2016  Lowest contract charge 0.50% Class B(c)    $101.16           --               --          --         5.38%
      Highest contract charge 1.25% Class B      $ 99.92           --               --          --         4.58%
      All contract charges                            --            3          $   392        2.12%          --
2015  Lowest contract charge 0.90% Class B(c)    $ 95.76           --               --          --        (2.94)%
      Highest contract charge 1.25% Class B(c)   $ 95.54           --               --          --        (3.15)%
      All contract charges                            --           --          $    74        3.31%          --
1290 VT SOCIALLY RESPONSIBLE
2018  Lowest contract charge 0.00% Class B       $127.24           --               --          --        (4.37)%
      Highest contract charge 1.45% Class B      $200.53           --               --          --        (5.77)%
      All contract charges                            --          318          $51,134        0.96%          --
2017  Lowest contract charge 0.00% Class B(e)    $133.05           --               --          --        20.40%
      Highest contract charge 1.45% Class B      $212.80           --               --          --        18.66%
      All contract charges                            --          320          $54,460        1.05%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --               --          --         9.96%
      Highest contract charge 1.45% Class B      $179.33           --               --          --         8.36%
      All contract charges                            --          319          $45,604        1.20%          --
2015  Lowest contract charge 0.00% Class B(d)    $162.21           --               --          --        (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --               --          --        (0.98)%
      All contract charges                            --          329          $43,199        1.02%          --
2014  Lowest contract charge 0.40% Class B       $153.55           --               --          --        13.15%
      Highest contract charge 1.45% Class B      $167.13           --               --          --        11.96%
      All contract charges                            --          326          $43,049        0.82%          --
ALL ASSET GROWTH-ALT 20(G)
2018  Lowest contract charge 0.50% Class B       $163.89           --               --          --        (8.02)%
      Highest contract charge 1.45% Class B      $149.89           --               --          --        (8.90)%
      All contract charges                            --          496          $76,081        1.79%          --
2017  Lowest contract charge 0.50% Class B       $178.18           --               --          --        15.32%
      Highest contract charge 1.45% Class B      $164.54           --               --          --        14.22%
      All contract charges                            --          500          $84,044        1.62%          --
2016  Lowest contract charge 0.50% Class B       $154.51           --               --          --         9.02%
      Highest contract charge 1.45% Class B      $144.06           --               --          --         7.98%
      All contract charges                            --          404          $59,126        1.36%          --
2015  Lowest contract charge 0.50% Class B       $141.73           --               --          --        (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --               --          --        (5.36)%
      All contract charges                            --          391          $52,828        0.83%          --
2014  Lowest contract charge 0.50% Class B       $148.32           --               --          --         1.88%
      Highest contract charge 1.45% Class B      $140.96           --               --          --         0.91%
      All contract charges                            --          387          $55,179        1.49%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R)/ /BOND FUND/SM /
2018      Lowest contract charge 0.50% Class 4        $104.33           --               --          --        (1.39)%
          Highest contract charge 1.45% Class 4       $ 98.83           --               --          --        (2.33)%
          All contract charges                             --          468          $47,002        2.31%          --
2017      Lowest contract charge 0.50% Class 4        $105.80           --               --          --         2.78%
          Highest contract charge 1.45% Class 4       $101.19           --               --          --         1.80%
          All contract charges                             --          433          $44,600        2.08%          --
2016      Lowest contract charge 0.50% Class 4        $102.94           --               --          --         2.29%
          Highest contract charge 1.45% Class 4       $ 99.40           --               --          --         1.31%
          All contract charges                             --          362          $36,249        1.73%          --
2015      Lowest contract charge 0.50% Class 4        $100.64           --               --          --        (0.57)%
          Highest contract charge 1.45% Class 4       $ 98.11           --               --          --        (1.53)%
          All contract charges                             --          247          $24,490        1.87%          --
2014      Lowest contract charge 0.50% Class 4        $101.22           --               --          --         4.62%
          Highest contract charge 1.45% Class 4       $ 99.63           --               --          --         3.62%
          All contract charges                             --          130          $13,071        3.66%          --
AXA 400 MANAGED VOLATILITY
2018      Lowest contract charge 0.40% Class B        $172.07           --               --          --       (12.62)%
          Highest contract charge 1.45% Class B       $144.84           --               --          --       (13.55)%
          All contract charges                             --           84          $15,353        0.98%          --
2017      Lowest contract charge 0.40% Class B        $196.93           --               --          --        14.77%
          Highest contract charge 1.45% Class B       $167.54           --               --          --        13.56%
          All contract charges                             --           79          $16,486        0.79%          --
2016      Lowest contract charge 0.40% Class B        $171.59           --               --          --        19.20%
          Highest contract charge 1.45% Class B       $147.53           --               --          --        17.95%
          All contract charges                             --           66          $12,251        0.92%          --
2015      Lowest contract charge 0.40% Class B        $143.95           --               --          --        (3.50)%
          Highest contract charge 1.34% Class B       $166.05           --               --          --        (4.41)%
          All contract charges                             --           45          $ 7,382        0.56%          --
2014      Lowest contract charge 0.40% Class B        $149.17           --               --          --         8.37%
          Highest contract charge 1.34% Class B       $173.71           --               --          --         7.33%
          All contract charges                             --           41          $ 7,055        0.43%          --
AXA 500 MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B        $205.04           --               --          --        (6.53)%
          Highest contract charge 1.34% Class B       $213.21           --               --          --        (7.33)%
          All contract charges                             --          129          $26,144        1.15%          --
2017      Lowest contract charge 0.50% Class B        $219.37           --               --          --        20.16%
          Highest contract charge 1.34% Class B       $230.07           --               --          --        19.15%
          All contract charges                             --          120          $26,598        1.21%          --
2016      Lowest contract charge 0.50% Class B        $182.57           --               --          --        10.47%
          Highest contract charge 1.34% Class B       $193.10           --               --          --         9.54%
          All contract charges                             --          104          $19,418        1.31%          --
2015      Lowest contract charge 0.50% Class B        $165.27           --               --          --        (0.14)%
          Highest contract charge 1.34% Class B       $176.28           --               --          --        (0.98)%
          All contract charges                             --           87          $14,632        0.97%          --
2014      Lowest contract charge 0.50% Class B        $165.50           --               --          --        12.03%
          Highest contract charge 1.34% Class B       $178.03           --               --          --        11.08%
          All contract charges                             --           76          $12,843        0.68%          --
AXA 2000 MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B        $171.46           --               --          --       (12.36)%
          Highest contract charge 1.34% Class B       $188.15           --               --          --       (13.11)%
          All contract charges                             --           45          $ 7,424        0.79%          --
2017      Lowest contract charge 0.50% Class B        $195.64           --               --          --        13.29%
          Highest contract charge 1.34% Class B       $216.53           --               --          --        12.34%
          All contract charges                             --           39          $ 7,758        0.75%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2016  Lowest contract charge 0.50% Class B    $172.69            --               --         --        19.92%
      Highest contract charge 1.34% Class B   $192.75            --               --         --        18.92%
      All contract charges                         --            33         $  5,859       0.82%          --
2015  Lowest contract charge 0.50% Class B    $144.00            --               --         --        (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --               --         --        (6.37)%
      All contract charges                         --            26         $  4,016       0.40%          --
2014  Lowest contract charge 0.50% Class B    $152.50            --               --         --         3.54%
      Highest contract charge 1.34% Class B   $173.12            --               --         --         2.66%
      All contract charges                         --            23         $  3,815       0.15%          --
AXA AGGRESSIVE ALLOCATION
2018  Lowest contract charge 0.50% Class B    $218.14            --               --         --        (9.17)%
      Highest contract charge 1.45% Class B   $188.44            --               --         --       (10.05)%
      All contract charges                         --         3,327         $646,094       1.58%          --
2017  Lowest contract charge 0.50% Class B    $240.17            --               --         --        18.50%
      Highest contract charge 1.45% Class B   $209.49            --               --         --        17.37%
      All contract charges                         --         3,343         $719,502       1.53%          --
2016  Lowest contract charge 0.50% Class B    $202.67            --               --         --         8.25%
      Highest contract charge 1.45% Class B   $178.48            --               --         --         7.21%
      All contract charges                         --         3,348         $610,865       0.97%          --
2015  Lowest contract charge 0.50% Class B    $187.23            --               --         --        (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --               --         --        (3.18)%
      All contract charges                         --         3,347         $567,396       0.97%          --
2014  Lowest contract charge 0.50% Class B    $191.54            --               --         --         4.20%
      Highest contract charge 1.45% Class B   $171.94            --               --         --         3.20%
      All contract charges                         --         3,294         $574,931       1.61%          --
AXA BALANCED STRATEGY
2018  Lowest contract charge 1.25% Class A    $141.19            --               --         --        (5.39)%
      Highest contract charge 1.25% Class A   $141.19            --               --         --        (5.39)%
      All contract charges                         --             1         $     72       1.19%          --
2017  Lowest contract charge 1.25% Class A    $149.23            --               --         --         8.48%
      Highest contract charge 1.25% Class A   $149.23            --               --         --         8.48%
      All contract charges                         --             1         $    193       1.27%          --
2016  Lowest contract charge 1.25% Class A    $137.56            --               --         --         4.66%
      Highest contract charge 1.25% Class A   $137.56            --               --         --         4.66%
      All contract charges                         --             1         $    188       0.90%          --
2015  Lowest contract charge 1.10% Class A    $132.70            --               --         --        (1.73)%
      Highest contract charge 1.25% Class A   $131.44            --               --         --        (1.88)%
      All contract charges                         --             1         $    189       1.03%          --
2014  Lowest contract charge 1.10% Class A    $135.04            --               --         --         3.25%
      Highest contract charge 1.25% Class A   $133.96            --               --         --         3.09%
      All contract charges                         --             2         $    253       1.18%          --
AXA BALANCED STRATEGY
2018  Lowest contract charge 0.50% Class B    $132.50            --               --         --        (4.66)%
      Highest contract charge 1.45% Class B   $124.32            --               --         --        (5.57)%
      All contract charges                         --           835         $119,937       1.19%          --
2017  Lowest contract charge 0.50% Class B    $138.98            --               --         --         9.30%
      Highest contract charge 1.45% Class B   $131.66            --               --         --         8.26%
      All contract charges                         --           869         $132,545       1.27%          --
2016  Lowest contract charge 0.50% Class B    $127.15            --               --         --         5.45%
      Highest contract charge 1.45% Class B   $121.61            --               --         --         4.45%
      All contract charges                         --           880         $124,745       0.90%          --
2015  Lowest contract charge 0.50% Class B    $120.58            --               --         --        (1.13)%
      Highest contract charge 1.45% Class B   $116.43            --               --         --        (2.09)%
      All contract charges                         --           802         $108,841       1.03%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $121.96            --               --         --        3.88%
      Highest contract charge 1.45% Class B   $118.91            --               --         --        2.88%
      All contract charges                         --           705         $ 98,111       1.18%         --
AXA CONSERVATIVE ALLOCATION
2018  Lowest contract charge 0.50% Class B    $147.27            --               --         --       (2.06)%
      Highest contract charge 1.45% Class B   $127.22            --               --         --       (3.00)%
      All contract charges                         --           757         $ 97,134       1.49%         --
2017  Lowest contract charge 0.50% Class B    $150.36            --               --         --        4.42%
      Highest contract charge 1.45% Class B   $131.15            --               --         --        3.43%
      All contract charges                         --           806         $106,472       1.10%         --
2016  Lowest contract charge 0.50% Class B    $143.99            --               --         --        2.41%
      Highest contract charge 1.45% Class B   $126.80            --               --         --        1.44%
      All contract charges                         --           884         $112,214       0.95%         --
2015  Lowest contract charge 0.50% Class B    $140.60            --               --         --       (0.73)%
      Highest contract charge 1.45% Class B   $125.00            --               --         --       (1.69)%
      All contract charges                         --           912         $113,613       0.81%         --
2014  Lowest contract charge 0.50% Class B    $141.64            --               --         --        2.10%
      Highest contract charge 1.45% Class B   $127.15            --               --         --        1.12%
      All contract charges                         --           954         $121,032       0.86%         --
AXA CONSERVATIVE GROWTH STRATEGY
2018  Lowest contract charge 0.50% Class B    $125.40            --               --         --       (3.73)%
      Highest contract charge 1.34% Class B   $118.53            --               --         --       (4.56)%
      All contract charges                         --           240         $ 30,084       1.25%         --
2017  Lowest contract charge 0.50% Class B    $130.26            --               --         --        7.44%
      Highest contract charge 1.34% Class B   $124.19            --               --         --        6.54%
      All contract charges                         --           223         $ 29,665       1.25%         --
2016  Lowest contract charge 0.50% Class B    $121.24            --               --         --        4.44%
      Highest contract charge 1.34% Class B   $116.57            --               --         --        3.56%
      All contract charges                         --           204         $ 25,591       0.90%         --
2015  Lowest contract charge 0.50% Class B    $116.09            --               --         --       (0.96)%
      Highest contract charge 1.34% Class B   $112.56            --               --         --       (1.80)%
      All contract charges                         --           181         $ 22,059       1.01%         --
2014  Lowest contract charge 0.50% Class B    $117.21            --               --         --        3.29%
      Highest contract charge 1.34% Class B   $114.62            --               --         --        2.42%
      All contract charges                         --           151         $ 18,926       1.09%         --
AXA CONSERVATIVE STRATEGY
2018  Lowest contract charge 0.50% Class B    $111.74            --               --         --       (1.89)%
      Highest contract charge 1.34% Class B   $105.62            --               --         --       (2.73)%
      All contract charges                         --            80         $  8,883       1.18%         --
2017  Lowest contract charge 0.50% Class B    $113.89            --               --         --        3.74%
      Highest contract charge 1.34% Class B   $108.58            --               --         --        2.88%
      All contract charges                         --            86         $  9,802       1.04%         --
2016  Lowest contract charge 0.50% Class B    $109.78            --               --         --        2.31%
      Highest contract charge 1.34% Class B   $105.54            --               --         --        1.45%
      All contract charges                         --            87         $  9,714       0.85%         --
2015  Lowest contract charge 0.50% Class B    $107.30            --               --         --       (0.67)%
      Highest contract charge 1.34% Class B   $104.03            --               --         --       (1.51)%
      All contract charges                         --            74         $  8,166       0.87%         --
2014  Lowest contract charge 0.70% Class B    $107.44            --               --         --        1.88%
      Highest contract charge 1.34% Class B   $105.63            --               --         --        1.24%
      All contract charges                         --            61         $  6,971       0.78%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2018  Lowest contract charge 0.50% Class B    $164.35            --               --         --       (4.13)%
      Highest contract charge 1.45% Class B   $141.98            --               --         --       (5.05)%
      All contract charges                         --         1,402         $202,591       1.48%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2017  Lowest contract charge 0.50% Class B    $171.43            --               --         --         8.28%
      Highest contract charge 1.45% Class B   $149.53            --               --         --         7.25%
      All contract charges                         --         1,455         $220,539       1.21%          --
2016  Lowest contract charge 0.50% Class B    $158.32            --               --         --         4.21%
      Highest contract charge 1.45% Class B   $139.42            --               --         --         3.22%
      All contract charges                         --         1,464         $206,424       0.94%          --
2015  Lowest contract charge 0.50% Class B    $151.92            --               --         --        (1.15)%
      Highest contract charge 1.45% Class B   $135.07            --               --         --        (2.09)%
      All contract charges                         --         1,489         $202,513       0.83%          --
2014  Lowest contract charge 0.50% Class B    $153.69            --               --         --         2.64%
      Highest contract charge 1.45% Class B   $137.96            --               --         --         1.67%
      All contract charges                         --         1,503         $208,413       1.02%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $330.79            --               --         --       (12.60)%
      Highest contract charge 1.45% Class B   $323.07            --               --         --       (13.44)%
      All contract charges                         --         1,311         $332,448       1.03%          --
2017  Lowest contract charge 0.50% Class B    $378.49            --               --         --        25.45%
      Highest contract charge 1.45% Class B   $373.24            --               --         --        24.26%
      All contract charges                         --         1,396         $406,202       1.08%          --
2016  Lowest contract charge 0.50% Class B    $301.70            --               --         --         3.96%
      Highest contract charge 1.45% Class B   $300.37            --               --         --         2.97%
      All contract charges                         --         1,497         $348,728       0.91%          --
2015  Lowest contract charge 0.50% Class B    $290.21            --               --         --        (2.22)%
      Highest contract charge 1.45% Class B   $291.72            --               --         --        (3.15)%
      All contract charges                         --         1,629         $363,975       0.88%          --
2014  Lowest contract charge 0.50% Class B    $296.80            --               --         --         1.18%
      Highest contract charge 1.45% Class B   $301.21            --               --         --         0.21%
      All contract charges                         --         1,741         $398,475       0.95%          --
AXA GROWTH STRATEGY
2018  Lowest contract charge 1.10% Class A    $162.72            --               --         --        (7.12)%
      Highest contract charge 1.25% Class A   $160.44            --               --         --        (7.26)%
      All contract charges                         --             8         $  1,294       1.15%          --
2017  Lowest contract charge 1.10% Class A    $175.20            --               --         --        12.48%
      Highest contract charge 1.25% Class A   $173.00            --               --         --        12.31%
      All contract charges                         --             9         $  1,528       1.51%          --
2016  Lowest contract charge 1.10% Class A    $155.76            --               --         --         6.90%
      Highest contract charge 1.25% Class A   $154.04            --               --         --         6.74%
      All contract charges                         --             9         $  1,370       0.95%          --
2015  Lowest contract charge 1.10% Class A    $145.70            --               --         --        (2.06)%
      Highest contract charge 1.25% Class A   $144.31            --               --         --        (2.22)%
      All contract charges                         --             9         $  1,292       1.14%          --
2014  Lowest contract charge 1.10% Class A    $148.77            --               --         --         4.45%
      Highest contract charge 1.25% Class A   $147.58            --               --         --         4.30%
      All contract charges                         --             9         $  1,323       1.35%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2018  Lowest contract charge 0.40% Class B    $ 93.00            --               --         --       (15.23)%
      Highest contract charge 1.45% Class B   $143.78            --               --         --       (16.13)%
      All contract charges                         --         1,210         $145,274       1.70%          --
2017  Lowest contract charge 0.40% Class B    $109.71            --               --         --        25.80%
      Highest contract charge 1.45% Class B   $171.43            --               --         --        24.49%
      All contract charges                         --         1,255         $178,927       1.66%          --
2016  Lowest contract charge 0.40% Class B    $ 87.21            --               --         --        (0.18)%
      Highest contract charge 1.45% Class B   $137.71            --               --         --        (1.23)%
      All contract charges                         --         1,317         $150,471       0.29%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
2015      Lowest contract charge 0.40% Class B          $ 87.37            --               --         --        (4.73)%
          Highest contract charge 1.45% Class B         $139.43            --               --         --        (5.73)%
          All contract charges                               --         1,380         $159,218       0.06%          --
2014      Lowest contract charge 0.40% Class B(a)       $ 91.71            --               --         --       (10.62)%
          Highest contract charge 1.45% Class B         $147.91            --               --         --        (7.60)%
          All contract charges                               --         1,438         $175,794       1.47%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B          $115.56            --               --         --       (14.88)%
          Highest contract charge 1.34% Class B         $115.02            --               --         --       (15.60)%
          All contract charges                               --           101         $ 11,294       1.88%          --
2017      Lowest contract charge 0.50% Class B          $135.76            --               --         --        23.63%
          Highest contract charge 1.34% Class B         $136.28            --               --         --        22.59%
          All contract charges                               --            91         $ 12,260       2.26%          --
2016      Lowest contract charge 0.50% Class B          $109.81            --               --         --        (0.62)%
          Highest contract charge 1.34% Class B         $111.17            --               --         --        (1.45)%
          All contract charges                               --            80         $  8,711       1.28%          --
2015      Lowest contract charge 0.50% Class B          $110.49            --               --         --        (2.89)%
          Highest contract charge 1.34% Class B         $112.81            --               --         --        (3.71)%
          All contract charges                               --            77         $  8,446       0.04%          --
2014      Lowest contract charge 0.50% Class B          $113.78            --               --         --        (6.91)%
          Highest contract charge 1.34% Class B         $117.16            --               --         --        (7.70)%
          All contract charges                               --            62         $  7,169       0.86%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2018      Lowest contract charge 0.40% Class B          $118.95            --               --         --       (16.83)%
          Highest contract charge 1.45% Class B         $134.61            --               --         --       (17.71)%
          All contract charges                               --         1,215         $152,711       1.70%          --
2017      Lowest contract charge 0.40% Class B          $143.02            --               --         --        22.88%
          Highest contract charge 1.45% Class B         $163.58            --               --         --        21.59%
          All contract charges                               --         1,275         $194,737       1.90%          --
2016      Lowest contract charge 0.40% Class B          $116.39            --               --         --         0.34%
          Highest contract charge 1.45% Class B         $134.53            --               --         --        (0.72)%
          All contract charges                               --         1,359         $170,173       0.47%          --
2015      Lowest contract charge 0.40% Class B          $115.99            --               --         --        (3.55)%
          Highest contract charge 1.45% Class B         $135.50            --               --         --        (4.56)%
          All contract charges                               --         1,434         $180,159       0.10%          --
2014      Lowest contract charge 0.40% Class B          $120.26            --               --         --        (7.55)%
          Highest contract charge 1.45% Class B         $141.98            --               --         --        (8.52)%
          All contract charges                               --         1,507         $198,047       1.58%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B          $185.87            --               --         --        (6.89)%
          Highest contract charge 1.45% Class B         $164.01            --               --         --        (7.79)%
          All contract charges                               --           178         $ 29,907       1.04%          --
2017      Lowest contract charge 0.50% Class B          $199.63            --               --         --        21.34%
          Highest contract charge 1.45% Class B         $177.86            --               --         --        20.19%
          All contract charges                               --           184         $ 33,713       1.00%          --
2016      Lowest contract charge 0.50% Class B          $164.52            --               --         --         9.29%
          Highest contract charge 1.45% Class B         $147.98            --               --         --         8.24%
          All contract charges                               --           193         $ 29,417       1.10%          --
2015      Lowest contract charge 0.50% Class B          $150.54            --               --         --        (0.13)%
          Highest contract charge 1.45% Class B         $136.72            --               --         --        (1.08)%
          All contract charges                               --           210         $ 29,443       0.92%          --
2014      Lowest contract charge 0.50% Class B          $150.74            --               --         --        11.07%
          Highest contract charge 1.45% Class B         $138.21            --               --         --        10.00%
          All contract charges                               --           226         $ 31,988       1.19%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $142.10            --               --         --        (3.46)%
      Highest contract charge 1.45% Class B   $201.67            --               --         --        (4.39)%
      All contract charges                         --         2,263         $670,858       0.49%          --
2017  Lowest contract charge 0.50% Class B    $147.20            --               --         --        28.57%
      Highest contract charge 1.45% Class B   $210.93            --               --         --        27.35%
      All contract charges                         --         2,424         $751,814       0.49%          --
2016  Lowest contract charge 0.50% Class B    $114.49            --               --         --         4.99%
      Highest contract charge 1.45% Class B   $165.63            --               --         --         3.99%
      All contract charges                         --         2,596         $631,454       0.56%          --
2015  Lowest contract charge 0.50% Class B    $109.05            --               --         --         3.51%
      Highest contract charge 1.45% Class B   $159.28            --               --         --         2.52%
      All contract charges                         --         2,799         $652,035       0.28%          --
2014  Lowest contract charge 0.50% Class B    $105.35            --               --         --        10.53%
      Highest contract charge 1.45% Class B   $155.36            --               --         --         9.48%
      All contract charges                         --         2,986         $677,417       0.26%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.70% Class A    $189.54            --               --         --       (10.56)%
      Highest contract charge 1.45% Class A   $175.06            --               --         --       (11.24)%
      All contract charges                         --         3,851         $645,059       2.45%          --
2017  Lowest contract charge 0.70% Class A    $211.91            --               --         --        13.06%
      Highest contract charge 1.45% Class A   $197.23            --               --         --        12.21%
      All contract charges                         --         4,163         $784,636       1.51%          --
2016  Lowest contract charge 0.70% Class A    $187.43            --               --         --        14.52%
      Highest contract charge 1.45% Class A   $175.77            --               --         --        13.66%
      All contract charges                         --         4,488         $752,898       1.68%          --
2015  Lowest contract charge 0.70% Class A    $163.67            --               --         --        (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --               --         --        (5.41)%
      All contract charges                         --         4,848         $714,601       1.57%          --
2014  Lowest contract charge 0.70% Class A    $171.72            --               --         --        11.44%
      Highest contract charge 1.45% Class A   $163.49            --               --         --        10.60%
      All contract charges                         --         5,193         $808,406       1.37%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.40% Class B    $169.93            --               --         --       (10.28)%
      Highest contract charge 1.30% Class B   $121.43            --               --         --       (11.09)%
      All contract charges                         --           471         $ 80,958       2.45%          --
2017  Lowest contract charge 0.40% Class B    $189.41            --               --         --        13.41%
      Highest contract charge 1.30% Class B   $136.58            --               --         --        12.39%
      All contract charges                         --           505         $ 98,028       1.51%          --
2016  Lowest contract charge 0.40% Class B    $167.02            --               --         --        14.86%
      Highest contract charge 1.30% Class B   $121.52            --               --         --        13.85%
      All contract charges                         --           552         $ 94,855       1.68%          --
2015  Lowest contract charge 0.40% Class B    $145.41            --               --         --        (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --               --         --        (5.25)%
      All contract charges                         --           619         $ 92,983       1.57%          --
2014  Lowest contract charge 0.40% Class B    $152.11            --               --         --        11.78%
      Highest contract charge 1.30% Class B   $112.66            --               --         --        10.79%
      All contract charges                         --           682         $108,045       1.37%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $299.72            --               --         --       (13.73)%
      Highest contract charge 1.45% Class B   $200.08            --               --         --       (14.56)%
      All contract charges                         --         1,649         $415,490       1.21%          --
2017  Lowest contract charge 0.50% Class B    $347.42            --               --         --        11.76%
      Highest contract charge 1.45% Class B   $234.18            --               --         --        10.70%
      All contract charges                         --         1,777         $523,415       1.05%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY (CONTINUED)
2016     Lowest contract charge 0.50% Class B      $310.86            --                --        --       17.08%
         Highest contract charge 1.45% Class B     $211.55            --                --        --       15.98%
         All contract charges                           --         1,901        $  505,176      1.22%         --
2015     Lowest contract charge 0.50% Class B      $265.50            --                --        --       (4.02)%
         Highest contract charge 1.45% Class B     $182.41            --                --        --       (4.94)%
         All contract charges                           --         2,042        $  467,179      0.75%         --
2014     Lowest contract charge 0.50% Class B      $276.62            --                --        --       10.32%
         Highest contract charge 1.45% Class B     $191.89            --                --        --        9.26%
         All contract charges                           --         2,184        $  524,830      0.58%         --
AXA MODERATE ALLOCATION
2018     Lowest contract charge 0.70% Class A      $220.17            --                --        --       (5.44)%
         Highest contract charge 1.45% Class A     $164.87            --                --        --       (6.15)%
         All contract charges                           --        10,156        $1,018,392      1.54%         --
2017     Lowest contract charge 0.70% Class A      $232.83            --                --        --       10.27%
         Highest contract charge 1.45% Class A     $175.68            --                --        --        9.44%
         All contract charges                           --        10,984        $1,160,934      1.23%         --
2016     Lowest contract charge 0.70% Class A      $211.14            --                --        --        4.62%
         Highest contract charge 1.45% Class A     $160.53            --                --        --        3.84%
         All contract charges                           --        11,858        $1,132,721      0.90%         --
2015     Lowest contract charge 0.70% Class A      $201.82            --                --        --       (1.58)%
         Highest contract charge 1.45% Class A     $154.60            --                --        --       (2.32)%
         All contract charges                           --        12,791        $1,164,680      0.82%         --
2014     Lowest contract charge 0.70% Class A      $205.05            --                --        --        2.31%
         Highest contract charge 1.45% Class A     $158.27            --                --        --        1.53%
         All contract charges                           --        13,795        $1,271,667      1.09%         --
AXA MODERATE ALLOCATION
2018     Lowest contract charge 0.40% Class B      $128.68            --                --        --       (5.15)%
         Highest contract charge 1.30% Class B     $124.30            --                --        --       (6.00)%
         All contract charges                           --         3,033        $  486,092      1.54%         --
2017     Lowest contract charge 0.40% Class B      $135.67            --                --        --       10.61%
         Highest contract charge 1.30% Class B     $132.24            --                --        --        9.62%
         All contract charges                           --         3,055        $  518,853      1.23%         --
2016     Lowest contract charge 0.40% Class B      $122.66            --                --        --        4.94%
         Highest contract charge 1.30% Class B     $120.63            --                --        --        4.01%
         All contract charges                           --         3,061        $  471,480      0.90%         --
2015     Lowest contract charge 0.40% Class B      $116.89            --                --        --       (1.28)%
         Highest contract charge 1.30% Class B     $115.98            --                --        --       (2.16)%
         All contract charges                           --         3,011        $  443,187      0.82%         --
2014     Lowest contract charge 0.40% Class B      $118.40            --                --        --        2.62%
         Highest contract charge 1.30% Class B     $118.54            --                --        --        1.71%
         All contract charges                           --         2,887        $  432,074      1.09%         --
AXA MODERATE GROWTH STRATEGY
2018     Lowest contract charge 0.50% Class B      $140.11            --                --        --       (5.61)%
         Highest contract charge 1.45% Class B     $131.46            --                --        --       (6.51)%
         All contract charges                           --           539        $   72,435      1.29%         --
2017     Lowest contract charge 0.50% Class B      $148.43            --                --        --       11.23%
         Highest contract charge 1.45% Class B     $140.62            --                --        --       10.18%
         All contract charges                           --           464        $   66,158      1.51%         --
2016     Lowest contract charge 0.50% Class B      $133.44            --                --        --        6.52%
         Highest contract charge 1.45% Class B     $127.63            --                --        --        5.51%
         All contract charges                           --           392        $   50,651      1.01%         --
2015     Lowest contract charge 0.50% Class B      $125.27            --                --        --       (1.28)%
         Highest contract charge 1.45% Class B     $120.97            --                --        --       (2.23)%
         All contract charges                           --           304        $   37,073      1.26%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $126.90            --                --        --        4.48%
      Highest contract charge 1.45% Class B   $123.73            --                --        --        3.49%
      All contract charges                         --           204        $   25,397      1.56%         --
AXA MODERATE-PLUS ALLOCATION
2018  Lowest contract charge 0.50% Class B    $201.87            --                --        --       (7.31)%
      Highest contract charge 1.45% Class B   $174.39            --                --        --       (8.20)%
      All contract charges                         --         6,083        $1,084,608      1.59%         --
2017  Lowest contract charge 0.50% Class B    $217.78            --                --        --       14.32%
      Highest contract charge 1.45% Class B   $189.96            --                --        --       13.23%
      All contract charges                         --         6,255        $1,211,042      1.40%         --
2016  Lowest contract charge 0.50% Class B    $190.50            --                --        --        6.73%
      Highest contract charge 1.45% Class B   $167.76            --                --        --        5.72%
      All contract charges                         --         6,382        $1,086,620      0.91%         --
2015  Lowest contract charge 0.50% Class B    $178.48            --                --        --       (1.78)%
      Highest contract charge 1.45% Class B   $158.68            --                --        --       (2.72)%
      All contract charges                         --         6,504        $1,044,145      0.90%         --
2014  Lowest contract charge 0.50% Class B    $181.72            --                --        --        3.25%
      Highest contract charge 1.45% Class B   $163.12            --                --        --        2.26%
      All contract charges                         --         6,570        $1,080,414      1.32%         --
AXA/AB DYNAMIC MODERATE GROWTH
2018  Lowest contract charge 0.50% Class B    $134.41            --                --        --       (6.29)%
      Highest contract charge 1.34% Class B   $127.05            --                --        --       (7.08)%
      All contract charges                         --           130        $   16,916      1.15%         --
2017  Lowest contract charge 0.50% Class B    $143.43            --                --        --       12.34%
      Highest contract charge 1.34% Class B   $136.73            --                --        --       11.39%
      All contract charges                         --           138        $   18,919      1.22%         --
2016  Lowest contract charge 0.50% Class B    $127.68            --                --        --        3.26%
      Highest contract charge 1.34% Class B   $122.75            --                --        --        2.39%
      All contract charges                         --           134        $   16,587      0.41%         --
2015  Lowest contract charge 0.50% Class B    $123.65            --                --        --       (1.11)%
      Highest contract charge 1.34% Class B   $119.89            --                --        --       (1.95)%
      All contract charges                         --           120        $   14,425      0.80%         --
2014  Lowest contract charge 0.50% Class B    $125.04            --                --        --        4.25%
      Highest contract charge 1.34% Class B   $122.27            --                --        --        3.37%
      All contract charges                         --            95        $   11,621      1.09%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.70% Class A    $339.42            --                --        --       (8.53)%
      Highest contract charge 1.45% Class A   $272.38            --                --        --       (9.22)%
      All contract charges                         --           706        $  269,121      0.12%         --
2017  Lowest contract charge 0.70% Class A    $371.06            --                --        --       21.81%
      Highest contract charge 1.45% Class A   $300.04            --                --        --       20.90%
      All contract charges                         --           761        $  318,454      0.27%         --
2016  Lowest contract charge 0.70% Class A    $304.61            --                --        --       11.79%
      Highest contract charge 1.45% Class A   $248.18            --                --        --       10.95%
      All contract charges                         --           819        $  283,441      0.36%         --
2015  Lowest contract charge 0.70% Class A    $272.48            --                --        --       (3.59)%
      Highest contract charge 1.45% Class A   $223.69            --                --        --       (4.32)%
      All contract charges                         --           887        $  276,150      0.05%         --
2014  Lowest contract charge 0.70% Class A    $282.62            --                --        --        2.85%
      Highest contract charge 1.45% Class A   $233.78            --                --        --        2.07%
      All contract charges                         --           955        $  310,247      0.06%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class B    $224.46            --                --        --       (8.34)%
      Highest contract charge 1.30% Class B   $210.32            --                --        --       (9.07)%
      All contract charges                         --           267        $   71,468      0.12%         --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH (CONTINUED)
2017    Lowest contract charge 0.50% Class B      $244.89            --               --         --        22.06%
        Highest contract charge 1.30% Class B     $231.30            --               --         --        21.10%
        All contract charges                           --           256         $ 76,002       0.27%          --
2016    Lowest contract charge 0.50% Class B      $200.63            --               --         --        12.01%
        Highest contract charge 1.30% Class B     $191.00            --               --         --        11.13%
        All contract charges                           --           252         $ 61,734       0.36%          --
2015    Lowest contract charge 0.50% Class B      $179.11            --               --         --        (3.39)%
        Highest contract charge 1.30% Class B     $171.87            --               --         --        (4.16)%
        All contract charges                           --           250         $ 55,409       0.05%          --
2014    Lowest contract charge 0.50% Class B      $185.40            --               --         --         3.06%
        Highest contract charge 1.30% Class B     $179.33            --               --         --         2.25%
        All contract charges                           --           248         $ 58,063       0.06%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2018    Lowest contract charge 0.70% Class B      $235.14            --               --         --        (1.05)%
        Highest contract charge 1.45% Class B     $203.03            --               --         --        (1.80)%
        All contract charges                           --           662         $138,859       0.17%          --
2017    Lowest contract charge 0.50% Class B      $238.30            --               --         --        24.97%
        Highest contract charge 1.45% Class B     $206.76            --               --         --        23.78%
        All contract charges                           --           753         $160,742       0.07%          --
2016    Lowest contract charge 0.50% Class B      $190.69            --               --         --         0.38%
        Highest contract charge 1.45% Class B     $167.04            --               --         --        (0.58)%
        All contract charges                           --           887         $152,942       0.00%          --
2015    Lowest contract charge 0.50% Class B      $189.97            --               --         --         0.76%
        Highest contract charge 1.45% Class B     $168.01            --               --         --        (0.20)%
        All contract charges                           --         1,022         $177,302       0.00%          --
2014    Lowest contract charge 0.50% Class B      $188.54            --               --         --         3.28%
        Highest contract charge 1.45% Class B     $168.35            --               --         --         2.30%
        All contract charges                           --         1,111         $192,775       0.00%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2018    Lowest contract charge 0.40% Class B      $136.78            --               --         --        (4.68)%
        Highest contract charge 1.45% Class B     $135.10            --               --         --        (5.70)%
        All contract charges                           --           599         $ 82,598       2.85%          --
2017    Lowest contract charge 0.40% Class B      $143.50            --               --         --         9.58%
        Highest contract charge 1.45% Class B     $143.26            --               --         --         8.42%
        All contract charges                           --           648         $ 94,188       2.55%          --
2016    Lowest contract charge 0.40% Class B      $130.96            --               --         --         9.99%
        Highest contract charge 1.45% Class B     $132.13            --               --         --         8.85%
        All contract charges                           --           668         $ 89,565       2.48%          --
2015    Lowest contract charge 0.40% Class B      $119.06            --               --         --        (3.42)%
        Highest contract charge 1.45% Class B     $121.39            --               --         --        (4.44)%
        All contract charges                           --           710         $ 87,422       2.32%          --
2014    Lowest contract charge 0.40% Class B      $123.27            --               --         --         5.77%
        Highest contract charge 1.45% Class B     $127.03            --               --         --         4.65%
        All contract charges                           --           722         $ 92,522       2.38%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2018    Lowest contract charge 0.50% Class B      $166.02            --               --         --       (13.27)%
        Highest contract charge 1.34% Class B     $149.56            --               --         --       (14.01)%
        All contract charges                           --           114         $ 17,249       0.62%          --
2017    Lowest contract charge 0.50% Class B      $191.43            --               --         --        11.18%
        Highest contract charge 1.45% Class B     $171.74            --               --         --        10.12%
        All contract charges                           --           119         $ 20,921       0.54%          --
2016    Lowest contract charge 0.50% Class B      $172.18            --               --         --        24.24%
        Highest contract charge 1.45% Class B     $155.96            --               --         --        23.06%
        All contract charges                           --           123         $ 19,631       0.38%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY (CONTINUED)
2015          Lowest contract charge 0.50% Class B            $138.59            --               --         --       (7.01)%
              Highest contract charge 1.45% Class B           $126.74            --               --         --       (7.89)%
              All contract charges                                 --           127         $ 16,276       0.23%         --
2014          Lowest contract charge 0.50% Class B            $149.03            --               --         --        1.62%
              Highest contract charge 1.45% Class B           $137.60            --               --         --        0.64%
              All contract charges                                 --           137         $ 18,940       0.02%         --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2018          Lowest contract charge 0.50% Class B            $129.09            --               --         --       (9.12)%
              Highest contract charge 1.34% Class B           $116.97            --               --         --       (9.89)%
              All contract charges                                 --           555         $ 66,141       2.22%         --
2017          Lowest contract charge 0.50% Class B            $142.04            --               --         --       14.38%
              Highest contract charge 1.45% Class B           $128.28            --               --         --       13.29%
              All contract charges                                 --           580         $ 76,371       1.68%         --
2016          Lowest contract charge 0.50% Class B            $124.18            --               --         --        8.95%
              Highest contract charge 1.34% Class B           $114.45            --               --         --        8.03%
              All contract charges                                 --           600         $ 69,558       1.63%         --
2015          Lowest contract charge 0.50% Class B            $113.98            --               --         --       (3.28)%
              Highest contract charge 1.34% Class B           $105.94            --               --         --       (4.10)%
              All contract charges                                 --           646         $ 69,206       1.24%         --
2014          Lowest contract charge 0.50% Class B            $117.85            --               --         --        4.94%
              Highest contract charge 1.34% Class B           $110.47            --               --         --        4.06%
              All contract charges                                 --           646         $ 72,011       1.75%         --
AXA/JANUS ENTERPRISE
2018          Lowest contract charge 0.40% Class B            $156.91            --               --         --       (2.18)%
              Highest contract charge 1.45% Class B           $234.77            --               --         --       (3.22)%
              All contract charges                                 --         1,280         $297,005       0.00%         --
2017          Lowest contract charge 0.40% Class B            $160.41            --               --         --       27.39%
              Highest contract charge 1.45% Class B           $242.58            --               --         --       26.05%
              All contract charges                                 --         1,264         $304,349       0.00%         --
2016          Lowest contract charge 0.40% Class B            $125.92            --               --         --       (4.71)%
              Highest contract charge 1.45% Class B           $192.44            --               --         --       (5.72)%
              All contract charges                                 --         1,279         $244,983       0.00%         --
2015          Lowest contract charge 0.40% Class B            $132.15            --               --         --       (5.87)%
              Highest contract charge 1.45% Class B           $204.11            --               --         --       (6.86)%
              All contract charges                                 --         1,341         $269,875       0.00%         --
2014          Lowest contract charge 0.40% Class B            $140.39            --               --         --       (1.11)%
              Highest contract charge 1.45% Class B           $219.15            --               --         --       (2.15)%
              All contract charges                                 --         1,333         $287,981       0.00%         --
AXA/LOOMIS SAYLES GROWTH
2018          Lowest contract charge 0.40% Class B            $208.34            --               --         --       (3.37)%
              Highest contract charge 1.45% Class B           $273.06            --               --         --       (4.40)%
              All contract charges                                 --           313         $ 84,195       0.09%         --
2017          Lowest contract charge 0.40% Class B            $215.61            --               --         --       34.05%
              Highest contract charge 1.45% Class B           $285.62            --               --         --       32.65%
              All contract charges                                 --           325         $ 91,309       0.18%         --
2016          Lowest contract charge 0.40% Class B            $160.84            --               --         --        6.38%
              Highest contract charge 1.45% Class B           $215.32            --               --         --        5.27%
              All contract charges                                 --           286         $ 61,039       0.37%         --
2015          Lowest contract charge 0.40% Class B            $151.19            --               --         --       11.08%
              Highest contract charge 1.45% Class B           $204.55            --               --         --        9.91%
              All contract charges                                 --           223         $ 45,979       0.12%         --
2014          Lowest contract charge 0.40% Class B            $136.11            --               --         --        7.39%
              Highest contract charge 1.45% Class B           $186.11            --               --         --        6.26%
              All contract charges                                 --           223         $ 42,010       0.11%         --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B       $132.07           --               --          --       (12.65)%
      Highest contract charge 1.45% Class B      $117.35           --               --          --       (13.49)%
      All contract charges                            --          354          $42,567        2.81%          --
2017  Lowest contract charge 0.50% Class B       $151.20           --               --          --        20.69%
      Highest contract charge 1.45% Class B      $135.65           --               --          --        19.54%
      All contract charges                            --          370          $51,182        1.41%          --
2016  Lowest contract charge 0.50% Class B       $125.28           --               --          --         4.74%
      Highest contract charge 1.45% Class B      $113.48           --               --          --         3.75%
      All contract charges                            --          381          $43,936        0.69%          --
2015  Lowest contract charge 0.50% Class B       $119.61           --               --          --        (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --               --          --        (4.05)%
      All contract charges                            --          399          $44,162        0.00%          --
2014  Lowest contract charge 0.50% Class B       $123.46           --               --          --         0.59%
      Highest contract charge 1.45% Class B      $114.00           --               --          --        (0.37)%
      All contract charges                            --          405          $46,619        1.40%          --
CHARTER/SM /MODERATE(I)
2018  Lowest contract charge 0.50% Class B       $100.07           --               --          --        (5.31)%
      Highest contract charge 1.25% Class B      $ 98.82           --               --          --        (6.03)%
      All contract charges                            --            2          $   307        1.45%          --
2017  Lowest contract charge 0.50% Class B(h)    $105.68           --               --          --         5.44%
      Highest contract charge 1.25% Class B(h)   $105.16           --               --          --         4.95%
      All contract charges                            --            3          $   324        1.87%          --
CHARTER/SM /MULTI-SECTOR BOND
2018  Lowest contract charge 0.70% Class A       $120.45           --               --          --        (1.20)%
      Highest contract charge 1.45% Class A      $ 95.93           --               --          --        (1.95)%
      All contract charges                            --          320          $52,653        2.21%          --
2017  Lowest contract charge 0.70% Class A       $121.91           --               --          --         1.52%
      Highest contract charge 1.45% Class A      $ 97.84           --               --          --         0.75%
      All contract charges                            --          344          $57,497        1.56%          --
2016  Lowest contract charge 0.70% Class A       $120.09           --               --          --         2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --               --          --         1.44%
      All contract charges                            --          370          $61,071        1.95%          --
2015  Lowest contract charge 0.70% Class A       $117.49           --               --          --        (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --               --          --        (2.08)%
      All contract charges                            --          401          $65,307        1.52%          --
2014  Lowest contract charge 0.70% Class A       $119.08           --               --          --         1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --               --          --         0.90%
      All contract charges                            --          433          $72,235        2.48%          --
CHARTER/SM /MULTI-SECTOR BOND
2018  Lowest contract charge 0.50% Class B       $136.65           --               --          --        (1.00)%
      Highest contract charge 1.30% Class B      $ 94.53           --               --          --        (1.79)%
      All contract charges                            --          240          $24,731        2.21%          --
2017  Lowest contract charge 0.50% Class B       $138.03           --               --          --         1.72%
      Highest contract charge 1.30% Class B      $ 96.25           --               --          --         0.92%
      All contract charges                            --          243          $25,610        1.56%          --
2016  Lowest contract charge 0.50% Class B       $135.69           --               --          --         2.42%
      Highest contract charge 1.30% Class B      $ 95.37           --               --          --         1.61%
      All contract charges                            --          249          $25,975        1.95%          --
2015  Lowest contract charge 0.50% Class B       $132.49           --               --          --        (1.13)%
      Highest contract charge 1.30% Class B      $ 93.86           --               --          --        (1.92)%
      All contract charges                            --          256          $26,346        1.52%          --
2014  Lowest contract charge 0.50% Class B       $134.01           --               --          --         1.88%
      Highest contract charge 1.30% Class B      $ 95.70           --               --          --         1.08%
      All contract charges                            --          262          $27,445        2.48%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
CHARTER/SM /SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class B       $214.31            --               --         --        (5.51)%
      Highest contract charge 1.45% Class B      $186.96            --               --         --        (6.42)%
      All contract charges                            --           226         $ 42,495       3.63%          --
2017  Lowest contract charge 0.50% Class B       $226.80            --               --         --        23.74%
      Highest contract charge 1.45% Class B      $199.78            --               --         --        22.56%
      All contract charges                            --           231         $ 46,802       2.62%          --
2016  Lowest contract charge 0.50% Class B       $183.29            --               --         --         8.81%
      Highest contract charge 1.45% Class B      $163.00            --               --         --         7.77%
      All contract charges                            --           244         $ 40,272       0.00%          --
2015  Lowest contract charge 0.50% Class B       $168.45            --               --         --        (6.52)%
      Highest contract charge 1.45% Class B      $151.25            --               --         --        (7.41)%
      All contract charges                            --           265         $ 40,398       0.26%          --
2014  Lowest contract charge 0.70% Class B       $176.51            --               --         --        (3.29)%
      Highest contract charge 1.45% Class B      $163.35            --               --         --        (4.02)%
      All contract charges                            --           288         $ 47,082       0.00%          --
CHARTER/SM /SMALL CAP VALUE
2018  Lowest contract charge 0.50% Class B       $262.38            --               --         --       (13.42)%
      Highest contract charge 1.45% Class B      $181.61            --               --         --       (14.25)%
      All contract charges                            --           403         $ 95,139       1.16%          --
2017  Lowest contract charge 0.50% Class B       $303.06            --               --         --        10.74%
      Highest contract charge 1.45% Class B      $211.80            --               --         --         9.68%
      All contract charges                            --           434         $118,439       1.45%          --
2016  Lowest contract charge 0.50% Class B       $273.66            --               --         --        24.61%
      Highest contract charge 1.45% Class B      $193.10            --               --         --        23.43%
      All contract charges                            --           469         $117,210       1.36%          --
2015  Lowest contract charge 0.50% Class B       $219.62            --               --         --       (13.57)%
      Highest contract charge 1.45% Class B      $156.45            --               --         --       (14.40)%
      All contract charges                            --           504         $101,765       0.51%          --
2014  Lowest contract charge 0.50% Class B       $254.09            --               --         --        (5.58)%
      Highest contract charge 1.45% Class B      $182.76            --               --         --        (6.48)%
      All contract charges                            --           537         $126,327       0.16%          --
EQ/AMERICAN CENTURY MID CAP VALUE(L)
2018  Lowest contract charge 0.00% Class B(k)    $117.64            --               --         --        (9.39)%
      Highest contract charge 1.25% Class B(k)   $ 89.26            --               --         --        (9.60)%
      All contract charges                            --           413         $ 80,826       0.57%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2018  Lowest contract charge 0.50% Class B       $254.55            --               --         --        (8.48)%
      Highest contract charge 1.45% Class B      $265.24            --               --         --        (9.36)%
      All contract charges                            --         2,310         $694,882       1.61%          --
2017  Lowest contract charge 0.50% Class B       $278.13            --               --         --         7.57%
      Highest contract charge 1.45% Class B      $292.62            --               --         --         6.55%
      All contract charges                            --         2,378         $791,517       1.41%          --
2016  Lowest contract charge 0.50% Class B       $258.55            --               --         --        17.38%
      Highest contract charge 1.45% Class B      $274.64            --               --         --        16.26%
      All contract charges                            --         2,429         $759,183       1.54%          --
2015  Lowest contract charge 0.50% Class B       $220.27            --               --         --        (6.62)%
      Highest contract charge 1.45% Class B      $236.23            --               --         --        (7.51)%
      All contract charges                            --         2,398         $648,716       1.31%          --
2014  Lowest contract charge 0.50% Class B       $235.89            --               --         --         9.16%
      Highest contract charge 1.45% Class B      $255.41            --               --         --         8.11%
      All contract charges                            --         2,356         $693,101       1.09%          --
EQ/CAPITAL GUARDIAN RESEARCH
2018  Lowest contract charge 0.70% Class B       $277.86            --               --         --        (5.51)%
      Highest contract charge 1.45% Class B      $239.92            --               --         --        (6.23)%
      All contract charges                            --           855         $198,849       0.56%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2017    Lowest contract charge 0.70% Class B      $294.05            --                --        --        24.56%
        Highest contract charge 1.45% Class B     $255.85            --                --        --        23.62%
        All contract charges                           --           907        $  226,594      0.78%          --
2016    Lowest contract charge 0.70% Class B      $236.07            --                --        --         7.66%
        Highest contract charge 1.45% Class B     $206.96            --                --        --         6.86%
        All contract charges                           --           954        $  194,061      0.87%          --
2015    Lowest contract charge 0.70% Class B      $219.27            --                --        --         1.20%
        Highest contract charge 1.45% Class B     $193.68            --                --        --         0.43%
        All contract charges                           --         1,011        $  193,583      0.57%          --
2014    Lowest contract charge 0.70% Class B      $216.67            --                --        --         9.74%
        Highest contract charge 1.45% Class B     $192.85            --                --        --         8.91%
        All contract charges                           --         1,058        $  203,147      0.70%          --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
2018    Lowest contract charge 0.50% Class B      $156.43            --                --        --       (10.52)%
        Highest contract charge 1.45% Class B     $139.00            --                --        --       (11.38)%
        All contract charges                           --           160        $   22,764      3.55%          --
2017    Lowest contract charge 0.50% Class B      $174.82            --                --        --        13.63%
        Highest contract charge 1.45% Class B     $156.85            --                --        --        12.55%
        All contract charges                           --           175        $   27,935      1.02%          --
2016    Lowest contract charge 0.50% Class B      $153.85            --                --        --        12.60%
        Highest contract charge 1.45% Class B     $139.36            --                --        --        11.52%
        All contract charges                           --           189        $   26,930      2.21%          --
2015    Lowest contract charge 0.50% Class B      $136.64            --                --        --        (2.87)%
        Highest contract charge 1.45% Class B     $124.96            --                --        --        (3.80)%
        All contract charges                           --           203        $   25,859      1.81%          --
2014    Lowest contract charge 0.50% Class B      $140.68            --                --        --         9.16%
        Highest contract charge 1.45% Class B     $129.89            --                --        --         8.11%
        All contract charges                           --           225        $   29,735      1.75%          --
EQ/COMMON STOCK INDEX
2018    Lowest contract charge 0.70% Class A      $280.31            --                --        --        (6.46)%
        Highest contract charge 1.45% Class A     $188.26            --                --        --        (7.17)%
        All contract charges                           --         3,243        $1,909,634      1.29%          --
2017    Lowest contract charge 0.70% Class A      $299.68            --                --        --        19.63%
        Highest contract charge 1.45% Class A     $202.81            --                --        --        18.73%
        All contract charges                           --         3,556        $2,249,181      1.29%          --
2016    Lowest contract charge 0.70% Class A      $250.51            --                --        --        10.91%
        Highest contract charge 1.45% Class A     $170.82            --                --        --        10.08%
        All contract charges                           --         3,867        $2,054,312      1.54%          --
2015    Lowest contract charge 0.70% Class A      $225.87            --                --        --        (0.76)%
        Highest contract charge 1.45% Class A     $155.18            --                --        --        (1.50)%
        All contract charges                           --         4,237        $2,036,713      1.35%          --
2014    Lowest contract charge 0.70% Class A      $227.59            --                --        --        11.27%
        Highest contract charge 1.45% Class A     $157.55            --                --        --        10.43%
        All contract charges                           --         4,600        $2,238,543      1.22%          --
EQ/COMMON STOCK INDEX
2018    Lowest contract charge 0.40% Class B      $187.19            --                --        --        (6.18)%
        Highest contract charge 1.30% Class B     $168.20            --                --        --        (7.02)%
        All contract charges                           --           933        $  170,142      1.29%          --
2017    Lowest contract charge 0.40% Class B      $199.52            --                --        --        19.99%
        Highest contract charge 1.30% Class B     $180.90            --                --        --        18.93%
        All contract charges                           --           917        $  179,724      1.29%          --
2016    Lowest contract charge 0.40% Class B      $166.28            --                --        --        11.25%
        Highest contract charge 1.30% Class B     $152.11            --                --        --        10.26%
        All contract charges                           --           881        $  144,886      1.54%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2015  Lowest contract charge 0.40% Class B    $149.47            --                --        --        (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                --        --        (1.34)%
      All contract charges                         --           870        $  130,043      1.35%          --
2014  Lowest contract charge 0.40% Class B    $150.16            --                --        --        11.61%
      Highest contract charge 1.30% Class B   $139.83            --                --        --        10.61%
      All contract charges                         --           888        $  134,632      1.22%          --
EQ/CORE BOND INDEX
2018  Lowest contract charge 0.40% Class B    $102.98            --                --        --        (0.16)%
      Highest contract charge 1.45% Class B   $111.47            --                --        --        (1.21)%
      All contract charges                         --           984        $  113,184      1.92%          --
2017  Lowest contract charge 0.40% Class B    $103.14            --                --        --         1.06%
      Highest contract charge 1.45% Class B   $112.84            --                --        --           --
      All contract charges                         --           983        $  114,129      1.58%          --
2016  Lowest contract charge 0.40% Class B    $102.06            --                --        --         0.97%
      Highest contract charge 1.45% Class B   $112.84            --                --        --        (0.09)%
      All contract charges                         --           991        $  114,324      1.52%          --
2015  Lowest contract charge 0.40% Class B    $101.08            --                --        --         0.04%
      Highest contract charge 1.45% Class B   $112.94            --                --        --        (1.03)%
      All contract charges                         --           963        $  110,934      1.50%          --
2014  Lowest contract charge 0.40% Class B    $101.04            --                --        --         2.01%
      Highest contract charge 1.45% Class B   $114.11            --                --        --         0.94%
      All contract charges                         --           956        $  111,253      1.30%          --
EQ/EMERGING MARKETS EQUITY PLUS
2018  Lowest contract charge 0.50% Class B    $ 91.45            --                --        --       (15.68)%
      Highest contract charge 1.45% Class B   $ 86.63            --                --        --       (16.49)%
      All contract charges                         --           156        $   13,778      1.39%          --
2017  Lowest contract charge 0.50% Class B    $108.45            --                --        --        33.35%
      Highest contract charge 1.45% Class B   $103.73            --                --        --        32.07%
      All contract charges                         --           125        $   13,139      1.18%          --
2016  Lowest contract charge 0.50% Class B    $ 81.33            --                --        --         9.15%
      Highest contract charge 1.34% Class B   $ 78.86            --                --        --         8.23%
      All contract charges                         --            72        $    5,741      0.92%          --
2015  Lowest contract charge 0.50% Class B    $ 74.51            --                --        --       (18.56)%
      Highest contract charge 1.34% Class B   $ 72.86            --                --        --       (19.24)%
      All contract charges                         --            54        $    3,974      0.74%          --
2014  Lowest contract charge 0.50% Class B    $ 91.49            --                --        --        (3.64)%
      Highest contract charge 1.34% Class B   $ 90.22            --                --        --        (4.46)%
      All contract charges                         --            33        $    3,010      0.73%          --
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.70% Class A    $313.42            --                --        --        (5.60)%
      Highest contract charge 1.45% Class A   $212.30            --                --        --        (6.32)%
      All contract charges                         --         1,926        $1,064,158      1.47%          --
2017  Lowest contract charge 0.70% Class A    $332.03            --                --        --        20.20%
      Highest contract charge 1.45% Class A   $226.62            --                --        --        19.29%
      All contract charges                         --         1,974        $1,164,818      1.48%          --
2016  Lowest contract charge 0.70% Class A    $276.23            --                --        --        10.46%
      Highest contract charge 1.45% Class A   $189.97            --                --        --         9.63%
      All contract charges                         --         2,006        $  993,755      1.68%          --
2015  Lowest contract charge 0.70% Class A    $250.07            --                --        --         0.09%
      Highest contract charge 1.45% Class A   $173.28            --                --        --        (0.66)%
      All contract charges                         --         2,050        $  923,739      1.64%          --
2014  Lowest contract charge 0.70% Class A    $249.84            --                --        --        12.19%
      Highest contract charge 1.45% Class A   $174.44            --                --        --        11.34%
      All contract charges                         --         2,097        $  950,100      1.41%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.40% Class B       $189.42            --               --         --        (5.32)%
      Highest contract charge 1.30% Class B      $187.26            --               --         --        (6.16)%
      All contract charges                            --         2,453         $511,486       1.47%          --
2017  Lowest contract charge 0.40% Class B       $200.06            --               --         --        20.56%
      Highest contract charge 1.30% Class B      $199.56            --               --         --        19.48%
      All contract charges                            --         2,120         $468,158       1.48%          --
2016  Lowest contract charge 0.40% Class B       $165.94            --               --         --        10.78%
      Highest contract charge 1.30% Class B      $167.02            --               --         --         9.81%
      All contract charges                            --         1,771         $325,092       1.68%          --
2015  Lowest contract charge 0.40% Class B       $149.79            --               --         --         0.39%
      Highest contract charge 1.30% Class B      $152.10            --               --         --        (0.51)%
      All contract charges                            --         1,478         $245,385       1.64%          --
2014  Lowest contract charge 0.40% Class B       $149.21            --               --         --        12.53%
      Highest contract charge 1.30% Class B      $152.88            --               --         --        11.52%
      All contract charges                            --         1,253         $207,743       1.41%          --
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP(M)
2018  Lowest contract charge 0.50% Class B(k)    $202.87            --               --         --       (11.15)%
      Highest contract charge 1.45% Class B(k)   $165.48            --               --         --       (11.32)%
      All contract charges                            --         1,970         $393,731       0.25%          --
EQ/FRANKLIN RISING DIVIDENDS
2018  Lowest contract charge 1.20% Class B(k)    $ 92.54            --               --         --        (7.49)%
      Highest contract charge 1.25% Class B(k)   $ 92.53            --               --         --        (7.50)%
      All contract charges                            --            15         $  1,341       0.49%          --
EQ/GLOBAL BOND PLUS
2018  Lowest contract charge 0.50% Class B       $126.82            --               --         --        (2.12)%
      Highest contract charge 1.45% Class B      $111.69            --               --         --        (3.06)%
      All contract charges                            --           430         $ 49,636       1.31%          --
2017  Lowest contract charge 0.50% Class B       $129.57            --               --         --         4.13%
      Highest contract charge 1.45% Class B      $115.22            --               --         --         3.14%
      All contract charges                            --           453         $ 53,888       0.04%          --
2016  Lowest contract charge 0.50% Class B       $124.43            --               --         --         0.18%
      Highest contract charge 1.45% Class B      $111.71            --               --         --        (0.78)%
      All contract charges                            --           473         $ 54,198       1.80%          --
2015  Lowest contract charge 0.50% Class B       $124.21            --               --         --        (4.28)%
      Highest contract charge 1.45% Class B      $112.59            --               --         --        (5.20)%
      All contract charges                            --           516         $ 59,622       0.04%          --
2014  Lowest contract charge 0.50% Class B       $129.77            --               --         --         0.39%
      Highest contract charge 1.45% Class B      $118.76            --               --         --        (0.58)%
      All contract charges                            --           573         $ 69,454       0.66%          --
EQ/GOLDMAN SACHS MID CAP VALUE(N)
2018  Lowest contract charge 0.50% Class B(k)    $174.69            --               --         --        (8.78)%
      Highest contract charge 1.34% Class B(k)   $140.96            --               --         --        (8.93)%
      All contract charges                            --           334         $ 50,408       0.23%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.70% Class A       $163.97            --               --         --         0.12%
      Highest contract charge 1.45% Class A      $134.90            --               --         --        (0.64)%
      All contract charges                            --           231         $ 38,429       1.26%          --
2017  Lowest contract charge 0.70% Class A       $163.77            --               --         --        (0.36)%
      Highest contract charge 1.45% Class A      $135.77            --               --         --        (1.11)%
      All contract charges                            --           242         $ 40,567       0.82%          --
2016  Lowest contract charge 0.70% Class A       $164.36            --               --         --        (0.25)%
      Highest contract charge 1.45% Class A      $137.29            --               --         --        (1.00)%
      All contract charges                            --           257         $ 43,502       0.66%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2015  Lowest contract charge 0.70% Class A      $164.77            --               --         --        (0.28)%
      Highest contract charge 1.45% Class A     $138.68            --               --         --        (1.03)%
      All contract charges                           --           275         $ 46,641       0.58%          --
2014  Lowest contract charge 0.70% Class A      $165.23            --               --         --         0.82%
      Highest contract charge 1.45% Class A     $140.12            --               --         --         0.06%
      All contract charges                           --           295         $ 50,548       0.39%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.00% Class B      $100.80            --               --         --         0.84%
      Highest contract charge 1.30% Class B     $104.86            --               --         --        (0.47)%
      All contract charges                           --            92         $ 11,549       1.26%          --
2017  Lowest contract charge 0.00% Class B(e)   $ 99.96            --               --         --         0.34%
      Highest contract charge 1.30% Class B     $105.36            --               --         --        (0.95)%
      All contract charges                           --           103         $ 12,918       0.82%          --
2016  Lowest contract charge 0.00% Class B      $100.70            --               --         --         0.45%
      Highest contract charge 1.30% Class B     $106.37            --               --         --        (0.84)%
      All contract charges                           --           113         $ 14,492       0.66%          --
2015  Lowest contract charge 0.00% Class B(d)   $100.25            --               --         --        (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --               --         --        (0.86)%
      All contract charges                           --           104         $ 13,778       0.58%          --
2014  Lowest contract charge 0.50% Class B      $147.34            --               --         --         1.02%
      Highest contract charge 1.30% Class B     $108.20            --               --         --         0.22%
      All contract charges                           --           117         $ 15,511       0.39%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.70% Class A      $138.54            --               --         --       (15.77)%
      Highest contract charge 1.45% Class A     $105.73            --               --         --       (16.41)%
      All contract charges                           --         2,109         $289,084       2.37%          --
2017  Lowest contract charge 0.70% Class A      $164.47            --               --         --        22.36%
      Highest contract charge 1.45% Class A     $126.48            --               --         --        21.44%
      All contract charges                           --         2,219         $363,221       2.63%          --
2016  Lowest contract charge 0.70% Class A      $134.41            --               --         --         1.48%
      Highest contract charge 1.45% Class A     $104.15            --               --         --         0.72%
      All contract charges                           --         2,321         $312,628       2.70%          --
2015  Lowest contract charge 0.70% Class A      $132.45            --               --         --        (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --               --         --        (3.55)%
      All contract charges                           --         2,442         $325,879       2.31%          --
2014  Lowest contract charge 0.70% Class A      $136.30            --               --         --        (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --               --         --        (8.25)%
      All contract charges                           --         2,554         $352,788       2.95%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.40% Class B      $126.79            --               --         --       (15.51)%
      Highest contract charge 1.30% Class B     $ 80.46            --               --         --       (16.27)%
      All contract charges                           --           291         $ 29,840       2.37%          --
2017  Lowest contract charge 0.40% Class B      $150.07            --               --         --        22.74%
      Highest contract charge 1.30% Class B     $ 96.10            --               --         --        21.65%
      All contract charges                           --           305         $ 37,039       2.63%          --
2016  Lowest contract charge 0.40% Class B      $122.27            --               --         --         1.78%
      Highest contract charge 1.30% Class B     $ 79.00            --               --         --         0.88%
      All contract charges                           --           321         $ 32,071       2.70%          --
2015  Lowest contract charge 0.40% Class B      $120.13            --               --         --        (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --               --         --        (3.39)%
      All contract charges                           --           360         $ 35,412       2.31%          --
2014  Lowest contract charge 0.40% Class B      $123.24            --               --         --        (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --               --         --        (8.10)%
      All contract charges                           --           369         $ 37,872       2.95%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK
2018  Lowest contract charge 0.50% Class B       $201.23            --               --         --       (12.84)%
      Highest contract charge 1.45% Class B      $176.50            --               --         --       (13.67)%
      All contract charges                            --           595         $107,350       1.52%          --
2017  Lowest contract charge 0.50% Class B       $230.87            --               --         --        17.40%
      Highest contract charge 1.45% Class B      $204.45            --               --         --        16.27%
      All contract charges                            --           617         $128,355       0.78%          --
2016  Lowest contract charge 0.50% Class B       $196.66            --               --         --        16.79%
      Highest contract charge 1.45% Class B      $175.84            --               --         --        15.68%
      All contract charges                            --           661         $117,507       2.49%          --
2015  Lowest contract charge 0.50% Class B       $168.39            --               --         --        (6.66)%
      Highest contract charge 1.45% Class B      $152.01            --               --         --        (7.55)%
      All contract charges                            --           718         $109,963       2.11%          --
2014  Lowest contract charge 0.50% Class B       $180.41            --               --         --         8.37%
      Highest contract charge 1.45% Class B      $164.43            --               --         --         7.34%
      All contract charges                            --           763         $125,870       1.98%          --
EQ/INVESCO GLOBAL REAL ESTATE(O)
2018  Lowest contract charge 0.50% Class B(k)    $157.65            --               --         --        (0.84)%
      Highest contract charge 1.45% Class B(k)   $125.19            --               --         --        (1.03)%
      All contract charges                            --           578         $ 85,440       0.55%          --
EQ/INVESCO INTERNATIONAL GROWTH(P)
2018  Lowest contract charge 0.50% Class B(k)    $136.05            --               --         --        (5.11)%
      Highest contract charge 1.45% Class B(k)   $108.36            --               --         --        (5.29)%
      All contract charges                            --           617         $ 74,537       0.21%          --
EQ/IVY ENERGY(Q)
2018  Lowest contract charge 0.40% Class B(k)    $ 67.40            --               --         --       (31.53)%
      Highest contract charge 1.45% Class B(k)   $ 54.70            --               --         --       (31.67)%
      All contract charges                            --           540         $ 37,658       0.11%          --
EQ/IVY MID CAP GROWTH(R)
2018  Lowest contract charge 0.50% Class B(k)    $175.60            --               --         --        (9.43)%
      Highest contract charge 1.45% Class B(k)   $163.19            --               --         --        (9.60)%
      All contract charges                            --           901         $149,489       0.01%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2018  Lowest contract charge 0.40% Class B       $187.54            --               --         --       (15.74)%
      Highest contract charge 1.45% Class B      $187.28            --               --         --       (16.63)%
      All contract charges                            --           685         $146,637       1.09%          --
2017  Lowest contract charge 0.40% Class B       $222.58            --               --         --        17.25%
      Highest contract charge 1.45% Class B      $224.65            --               --         --        16.01%
      All contract charges                            --           554         $143,271       0.95%          --
2016  Lowest contract charge 0.40% Class B       $189.84            --               --         --        21.05%
      Highest contract charge 1.45% Class B      $193.64            --               --         --        19.77%
      All contract charges                            --           406         $ 92,188       1.07%          --
2015  Lowest contract charge 0.40% Class B       $156.83            --               --         --        (2.67)%
      Highest contract charge 1.45% Class B      $161.67            --               --         --        (3.70)%
      All contract charges                            --           361         $ 69,659       0.71%          --
2014  Lowest contract charge 0.40% Class B       $161.14            --               --         --        13.92%
      Highest contract charge 1.45% Class B      $167.88            --               --         --        12.72%
      All contract charges                            --           326         $ 66,253       1.07%          --
EQ/LARGE CAP GROWTH INDEX
2018  Lowest contract charge 0.50% Class B       $175.78            --               --         --        (2.75)%
      Highest contract charge 1.45% Class B      $162.14            --               --         --        (3.68)%
      All contract charges                            --         1,656         $281,313       0.65%          --
2017  Lowest contract charge 0.50% Class B       $180.75            --               --         --        28.57%
      Highest contract charge 1.45% Class B      $168.34            --               --         --        27.36%
      All contract charges                            --         1,636         $287,433       0.79%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2016  Lowest contract charge 0.50% Class B       $140.58            --               --         --         5.82%
      Highest contract charge 1.45% Class B      $132.18            --               --         --         4.80%
      All contract charges                            --         1,558         $214,005       1.04%          --
2015  Lowest contract charge 0.50% Class B       $132.85            --               --         --         4.34%
      Highest contract charge 1.45% Class B      $126.12            --               --         --         3.34%
      All contract charges                            --         1,518         $198,419       0.88%          --
2014  Lowest contract charge 0.50% Class B       $127.32            --               --         --        11.67%
      Highest contract charge 1.45% Class B      $122.04            --               --         --        10.61%
      All contract charges                            --         1,489         $187,443       0.94%          --
EQ/LARGE CAP VALUE INDEX
2018  Lowest contract charge 0.50% Class B       $117.16            --               --         --        (9.35)%
      Highest contract charge 1.45% Class B      $103.18            --               --         --       (10.22)%
      All contract charges                            --           812         $ 85,581       2.12%          --
2017  Lowest contract charge 0.50% Class B       $129.25            --               --         --        12.44%
      Highest contract charge 1.45% Class B      $114.93            --               --         --        11.37%
      All contract charges                            --           771         $ 90,359       1.89%          --
2016  Lowest contract charge 0.50% Class B       $114.95            --               --         --        15.89%
      Highest contract charge 1.45% Class B      $103.20            --               --         --        14.79%
      All contract charges                            --           748         $ 78,417       2.12%          --
2015  Lowest contract charge 0.50% Class B       $ 99.19            --               --         --        (4.91)%
      Highest contract charge 1.45% Class B      $ 89.90            --               --         --        (5.81)%
      All contract charges                            --           697         $ 63,565       1.94%          --
2014  Lowest contract charge 0.50% Class B       $104.31            --               --         --        12.06%
      Highest contract charge 1.45% Class B      $ 95.45            --               --         --        10.99%
      All contract charges                            --           660         $ 63,828       1.63%          --
EQ/LAZARD EMERGING MARKETS EQUITY(S)
2018  Lowest contract charge 0.50% Class B(k)    $103.76            --               --         --        (1.46)%
      Highest contract charge 1.45% Class B(k)   $ 85.91            --               --         --        (1.64)%
      All contract charges                            --         2,127         $207,732       0.18%          --
EQ/MFS INTERNATIONAL GROWTH
2018  Lowest contract charge 0.40% Class B       $139.77            --               --         --        (9.73)%
      Highest contract charge 1.45% Class B      $184.43            --               --         --       (10.69)%
      All contract charges                            --           798         $149,378       0.92%          --
2017  Lowest contract charge 0.40% Class B       $154.84            --               --         --        31.53%
      Highest contract charge 1.45% Class B      $206.51            --               --         --        30.15%
      All contract charges                            --           732         $152,179       0.86%          --
2016  Lowest contract charge 0.40% Class B       $117.72            --               --         --         1.57%
      Highest contract charge 1.45% Class B      $158.67            --               --         --         0.50%
      All contract charges                            --           657         $104,466       1.02%          --
2015  Lowest contract charge 0.40% Class B       $115.90            --               --         --        (0.21)%
      Highest contract charge 1.45% Class B      $157.88            --               --         --        (1.26)%
      All contract charges                            --           619         $ 97,843       0.60%          --
2014  Lowest contract charge 0.40% Class B       $116.14            --               --         --        (5.38)%
      Highest contract charge 1.45% Class B      $159.89            --               --         --        (6.38)%
      All contract charges                            --           589         $ 93,805       0.95%          --
EQ/MFS INTERNATIONAL VALUE(T)
2018  Lowest contract charge 0.00% Class B(k)    $120.58            --               --         --        (4.37)%
      Highest contract charge 1.45% Class B(k)   $155.64            --               --         --        (4.64)%
      All contract charges                            --         2,493         $454,316       0.00%          --
EQ/MFS TECHNOLOGY(U)
2018  Lowest contract charge 0.50% Class B(k)    $332.61            --               --         --       (11.05)%
      Highest contract charge 1.45% Class B(k)   $239.62            --               --         --       (11.22)%
      All contract charges                            --           497         $155,095       0.00%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/MFS UTILITIES SERIES(V)
2018  Lowest contract charge 0.40% Class B(k)    $150.30            --               --         --        (2.73)%
      Highest contract charge 1.45% Class B(k)   $143.43            --               --         --        (2.93)%
      All contract charges                            --           615         $109,805       0.50%          --
EQ/MID CAP INDEX
2018  Lowest contract charge 0.40% Class B       $176.10            --               --         --       (12.05)%
      Highest contract charge 1.45% Class B      $197.41            --               --         --       (12.98)%
      All contract charges                            --         3,000         $597,178       1.10%          --
2017  Lowest contract charge 0.40% Class B       $200.22            --               --         --        15.02%
      Highest contract charge 1.45% Class B      $226.86            --               --         --        13.81%
      All contract charges                            --         2,944         $671,402       0.95%          --
2016  Lowest contract charge 0.40% Class B       $174.07            --               --         --        19.43%
      Highest contract charge 1.45% Class B      $199.33            --               --         --        18.18%
      All contract charges                            --         2,809         $562,440       1.13%          --
2015  Lowest contract charge 0.40% Class B       $145.75            --               --         --        (3.25)%
      Highest contract charge 1.45% Class B      $168.67            --               --         --        (4.27)%
      All contract charges                            --         2,667         $453,031       0.87%          --
2014  Lowest contract charge 0.40% Class B       $150.64            --               --         --         8.55%
      Highest contract charge 1.45% Class B      $176.19            --               --         --         7.41%
      All contract charges                            --         2,613         $463,057       0.81%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.00% Class A       $  1.02            --               --         --         2.00%
      Highest contract charge 1.45% Class A      $107.46            --               --         --        (0.20)%
      All contract charges                            --         1,455         $ 40,146       1.26%          --
2017  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $107.68            --               --         --        (1.05)%
      All contract charges                            --         1,454         $ 38,911       0.39%          --
2016  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $108.82            --               --         --        (1.45)%
      All contract charges                            --         1,443         $ 42,564       0.00%          --
2015  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $110.42            --               --         --        (1.45)%
      All contract charges                            --         1,266         $ 43,701       0.00%          --
2014  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --%
      Highest contract charge 1.45% Class A      $112.04            --               --         --        (1.45)%
      All contract charges                            --         1,244         $ 46,904       0.00%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.00% Class B       $  1.02            --               --         --         2.00%
      Highest contract charge 1.30% Class B      $ 93.62            --               --         --        (0.04)%
      All contract charges                            --         9,274         $ 33,488       1.26%          --
2017  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 93.66            --               --         --        (0.88)%
      All contract charges                            --         8,987         $ 30,193       0.39%          --
2016  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 94.49            --               --         --        (1.28)%
      All contract charges                            --         8,365         $ 33,504       0.00%          --
2015  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 95.72            --               --         --        (1.29)%
      All contract charges                            --         4,538         $ 28,080       0.00%          --
2014  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 96.97            --               --         --        (1.28)%
      All contract charges                            --         3,275         $ 27,356       0.00%          --
EQ/OPPENHEIMER GLOBAL
2018  Lowest contract charge 0.50% Class B       $179.49            --               --         --       (13.90)%
      Highest contract charge 1.45% Class B      $159.48            --               --         --       (14.73)%
      All contract charges                            --         1,036         $167,841       0.38%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2017  Lowest contract charge 0.50% Class B    $208.47           --                --         --       34.94%
      Highest contract charge 1.45% Class B   $187.03           --                --         --       33.66%
      All contract charges                         --          941          $177,865       0.59%         --
2016  Lowest contract charge 0.50% Class B    $154.49           --                --         --       (0.46)%
      Highest contract charge 1.45% Class B   $139.93           --                --         --       (1.41)%
      All contract charges                         --          875          $123,212       0.84%         --
2015  Lowest contract charge 0.50% Class B    $155.20           --                --         --        2.66%
      Highest contract charge 1.45% Class B   $141.93           --                --         --        1.68%
      All contract charges                         --          852          $121,243       0.28%         --
2014  Lowest contract charge 0.50% Class B    $151.18           --                --         --        1.29%
      Highest contract charge 1.45% Class B   $139.58           --                --         --        0.32%
      All contract charges                         --          729          $101,760       0.53%         --
EQ/PIMCO GLOBAL REAL RETURN(J)
2018  Lowest contract charge 0.50% Class B    $104.93           --                --         --       (1.85)%
      Highest contract charge 1.45% Class B   $ 99.39           --                --         --       (2.81)%
      All contract charges                         --          381          $ 38,575       2.57%         --
2017  Lowest contract charge 0.50% Class B    $106.91           --                --         --        2.38%
      Highest contract charge 1.45% Class B   $102.26           --                --         --        1.42%
      All contract charges                         --          339          $ 35,233       1.39%         --
2016  Lowest contract charge 0.50% Class B    $104.42           --                --         --        9.78%
      Highest contract charge 1.45% Class B   $100.83           --                --         --        8.72%
      All contract charges                         --          245          $ 24,965       5.89%         --
2015  Lowest contract charge 0.50% Class B    $ 95.12           --                --         --       (2.85)%
      Highest contract charge 1.45% Class B   $ 92.74           --                --         --       (3.78)%
      All contract charges                         --          184          $ 17,168       1.51%         --
2014  Lowest contract charge 0.50% Class B    $ 97.91           --                --         --        7.32%
      Highest contract charge 1.45% Class B   $ 96.38           --                --         --        6.31%
      All contract charges                         --           96          $  9,392       7.98%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 1.10% Class A    $ 97.46           --                --         --       (0.16)%
      Highest contract charge 1.10% Class A   $ 97.46           --                --         --       (0.16)%
      All contract charges                         --            1          $    106       1.94%         --
2017  Lowest contract charge 1.10% Class A    $ 97.62           --                --         --        0.77%
      Highest contract charge 1.10% Class A   $ 97.62           --                --         --        0.77%
      All contract charges                         --            1          $    107       1.25%         --
2016  Lowest contract charge 1.10% Class A    $ 96.87           --                --         --        0.87%
      Highest contract charge 1.10% Class A   $ 96.87           --                --         --        0.87%
      All contract charges                         --            1          $    106       0.98%         --
2015  Lowest contract charge 1.10% Class A    $ 96.03           --                --         --       (1.38)%
      Highest contract charge 1.10% Class A   $ 96.03           --                --         --       (1.38)%
      All contract charges                         --            1          $    105       0.46%         --
2014  Lowest contract charge 1.10% Class A    $ 97.37           --                --         --       (1.19)%
      Highest contract charge 1.10% Class A   $ 97.37           --                --         --       (1.19)%
      All contract charges                         --            2          $    152       0.37%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 0.50% Class B    $116.02           --                --         --        0.45%
      Highest contract charge 1.45% Class B   $101.76           --                --         --       (0.52)%
      All contract charges                         --          743          $ 77,992       1.94%         --
2017  Lowest contract charge 0.50% Class B    $115.50           --                --         --        1.38%
      Highest contract charge 1.45% Class B   $102.29           --                --         --        0.42%
      All contract charges                         --          767          $ 80,773       1.25%         --
2016  Lowest contract charge 0.50% Class B    $113.93           --                --         --        1.49%
      Highest contract charge 1.45% Class B   $101.86           --                --         --        0.51%
      All contract charges                         --          798          $ 83,638       0.98%         --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $112.26            --               --         --        (0.78)%
      Highest contract charge 1.45% Class B   $101.34            --               --         --        (1.73)%
      All contract charges                         --           857         $ 88,975       0.46%          --
2014  Lowest contract charge 0.50% Class B    $113.14            --               --         --        (0.59)%
      Highest contract charge 1.45% Class B   $103.12            --               --         --        (1.54)%
      All contract charges                         --           932         $ 98,360       0.37%          --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 0.70% Class A    $167.79            --               --         --        (0.59)%
      Highest contract charge 1.45% Class A   $135.99            --               --         --        (1.34)%
      All contract charges                         --           316         $ 55,139       1.68%          --
2017  Lowest contract charge 0.70% Class A    $168.78            --               --         --         0.69%
      Highest contract charge 1.45% Class A   $137.84            --               --         --        (0.07)%
      All contract charges                         --           335         $ 59,351       1.17%          --
2016  Lowest contract charge 0.70% Class A    $167.63            --               --         --         0.47%
      Highest contract charge 1.45% Class A   $137.94            --               --         --        (0.29)%
      All contract charges                         --           358         $ 63,477       1.12%          --
2015  Lowest contract charge 0.70% Class A    $166.85            --               --         --        (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --               --         --        (1.23)%
      All contract charges                         --           391         $ 69,213       1.05%          --
2014  Lowest contract charge 0.70% Class A    $167.65            --               --         --         2.18%
      Highest contract charge 1.45% Class A   $140.06            --               --         --         1.40%
      All contract charges                         --           429         $ 76,711       0.97%          --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 0.50% Class B    $149.67            --               --         --        (0.39)%
      Highest contract charge 1.30% Class B   $101.98            --               --         --        (1.17)%
      All contract charges                         --           138         $ 18,720       1.68%          --
2017  Lowest contract charge 0.50% Class B    $150.25            --               --         --         0.89%
      Highest contract charge 1.30% Class B   $103.19            --               --         --         0.09%
      All contract charges                         --           146         $ 20,008       1.17%          --
2016  Lowest contract charge 0.50% Class B    $148.93            --               --         --         0.67%
      Highest contract charge 1.30% Class B   $103.10            --               --         --        (0.13)%
      All contract charges                         --           153         $ 20,936       1.12%          --
2015  Lowest contract charge 0.50% Class B    $147.94            --               --         --        (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --               --         --        (1.06)%
      All contract charges                         --           159         $ 21,910       1.05%          --
2014  Lowest contract charge 0.50% Class B    $148.34            --               --         --         2.39%
      Highest contract charge 1.30% Class B   $104.34            --               --         --         1.58%
      All contract charges                         --           169         $ 23,285       0.97%          --
EQ/SMALL COMPANY INDEX
2018  Lowest contract charge 0.40% Class B    $171.49            --               --         --       (11.67)%
      Highest contract charge 1.45% Class B   $259.06            --               --         --       (12.60)%
      All contract charges                         --         1,080         $273,883       0.96%          --
2017  Lowest contract charge 0.40% Class B    $194.15            --               --         --        13.56%
      Highest contract charge 1.45% Class B   $296.42            --               --         --        12.36%
      All contract charges                         --         1,080         $312,612       1.07%          --
2016  Lowest contract charge 0.40% Class B    $170.97            --               --         --        20.05%
      Highest contract charge 1.45% Class B   $263.81            --               --         --        18.79%
      All contract charges                         --         1,078         $277,464       1.16%          --
2015  Lowest contract charge 0.40% Class B    $142.42            --               --         --        (4.95)%
      Highest contract charge 1.45% Class B   $222.09            --               --         --        (5.95)%
      All contract charges                         --         1,085         $235,560       0.91%          --
2014  Lowest contract charge 0.40% Class B    $149.84            --               --         --         4.43%
      Highest contract charge 1.45% Class B   $236.15            --               --         --         3.33%
      All contract charges                         --         1,091         $251,678       0.78%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2018  Lowest contract charge 0.40% Class B            $217.50            --               --         --        (2.01)%
      Highest contract charge 1.45% Class B           $238.36            --               --         --        (3.05)%
      All contract charges                                 --         2,636         $638,686       0.00%          --
2017  Lowest contract charge 0.40% Class B            $221.97            --               --         --        32.84%
      Highest contract charge 1.45% Class B           $245.86            --               --         --        31.44%
      All contract charges                                 --         2,437         $606,687       0.00%          --
2016  Lowest contract charge 0.40% Class B            $167.10            --               --         --         0.94%
      Highest contract charge 1.45% Class B           $187.05            --               --         --        (0.13)%
      All contract charges                                 --         2,262         $427,483       0.00%          --
2015  Lowest contract charge 0.40% Class B            $165.55            --               --         --         9.78%
      Highest contract charge 1.45% Class B           $187.29            --               --         --         8.62%
      All contract charges                                 --         2,171         $409,319       0.00%          --
2014  Lowest contract charge 0.40% Class B            $150.80            --               --         --         8.21%
      Highest contract charge 1.45% Class B           $172.42            --               --         --         7.07%
      All contract charges                                 --         1,944         $337,268       0.00%          --
EQ/UBS GROWTH & INCOME
2018  Lowest contract charge 0.50% Class B            $223.72            --               --         --       (13.85)%
      Highest contract charge 1.45% Class B           $195.18            --               --         --       (14.68)%
      All contract charges                                 --           186         $ 33,725       0.34%          --
2017  Lowest contract charge 0.50% Class B            $259.69            --               --         --        20.67%
      Highest contract charge 1.35% Class B           $231.85            --               --         --        19.65%
      All contract charges                                 --           196         $ 42,336       0.29%          --
2016  Lowest contract charge 0.50% Class B            $215.20            --               --         --         9.59%
      Highest contract charge 1.35% Class B           $193.78            --               --         --         8.66%
      All contract charges                                 --           188         $ 34,163       0.82%          --
2015  Lowest contract charge 0.50% Class B            $196.36            --               --         --        (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --               --         --        (2.75)%
      All contract charges                                 --           204         $ 34,304       0.59%          --
2014  Lowest contract charge 0.50% Class B            $200.20            --               --         --        13.87%
      Highest contract charge 1.34% Class B           $183.58            --               --         --        12.92%
      All contract charges                                 --           179         $ 31,660       0.66%          --
FIDELITY(R)/ /VIP EQUITY-INCOME PORTFOLIO
2018  Lowest contract charge 0.50% Service Class 2    $188.08            --               --         --        (9.00)%
      Highest contract charge 1.20% Service Class 2   $176.88            --               --         --        (9.64)%
      All contract charges                                 --            69         $ 12,307       2.13%          --
2017  Lowest contract charge 0.50% Service Class 2    $206.67            --               --         --        12.09%
      Highest contract charge 1.20% Service Class 2   $195.75            --               --         --        11.30%
      All contract charges                                 --            64         $ 12,640       1.57%          --
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --               --         --        17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --               --         --        16.30%
      All contract charges                                 --            58         $ 10,325       2.37%          --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --               --         --        (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --               --         --        (5.39)%
      All contract charges                                 --            50         $  7,681       3.28%          --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --               --         --         7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --               --         --         7.18%
      All contract charges                                 --            39         $  6,454       3.19%          --
FIDELITY(R)/ /VIP MID CAP PORTFOLIO
2018  Lowest contract charge 0.50% Service Class 2    $180.58            --               --         --       (15.20)%
      Highest contract charge 1.20% Service Class 2   $169.82            --               --         --       (15.80)%
      All contract charges                                 --           304         $ 51,722       0.41%          --
2017  Lowest contract charge 0.50% Service Class 2    $212.94            --               --         --        19.93%
      Highest contract charge 1.20% Service Class 2   $201.69            --               --         --        19.10%
      All contract charges                                 --           269         $ 54,048       0.51%          --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R)/ /VIP MID CAP PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --               --          --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --               --          --        10.58%
      All contract charges                                 --          234          $39,627        0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --               --          --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --               --          --        (2.81)%
      All contract charges                                 --          191          $29,387        0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --               --          --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --               --          --         4.76%
      All contract charges                                 --          148          $23,272        0.02%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2018  Lowest contract charge 0.00% Series II          $113.28           --               --          --        (7.81)%
      Highest contract charge 1.20% Series II         $168.59           --               --          --        (8.93)%
      All contract charges                                 --          288          $48,181        2.25%          --
2017  Lowest contract charge 0.00% Series II(e)       $122.88           --               --          --         8.35%
      Highest contract charge 1.20% Series II         $185.12           --               --          --         7.05%
      All contract charges                                 --          248          $45,760        1.63%          --
2016  Lowest contract charge 0.00% Series II          $112.48           --               --          --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --               --          --        13.17%
      All contract charges                                 --          166          $28,770        1.35%          --
2015  Lowest contract charge 0.00% Series II(d)       $ 98.20           --               --          --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --               --          --         0.60%
      All contract charges                                 --           78          $12,046        1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --               --          --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --               --          --        11.18%
      All contract charges                                 --           46          $ 7,141        1.73%          --
INVESCO V.I. HIGH YIELD FUND
2018  Lowest contract charge 0.50% Series II          $128.15           --               --          --        (4.09)%
      Highest contract charge 1.45% Series II         $119.09           --               --          --        (5.01)%
      All contract charges                                 --          334          $40,326        4.92%          --
2017  Lowest contract charge 0.50% Series II          $133.61           --               --          --         5.60%
      Highest contract charge 1.45% Series II         $125.37           --               --          --         4.59%
      All contract charges                                 --          324          $41,199        4.01%          --
2016  Lowest contract charge 0.50% Series I           $126.53           --               --          --        10.28%
      Highest contract charge 1.45% Series I          $119.87           --               --          --         9.22%
      All contract charges                                 --          280          $34,051        4.11%          --
2015  Lowest contract charge 0.50% Series I           $114.74           --               --          --        (3.85)%
      Highest contract charge 1.45% Series I          $109.75           --               --          --        (4.76)%
      All contract charges                                 --          255          $28,355        5.55%          --
2014  Lowest contract charge 0.50% Series II          $119.34           --               --          --         1.08%
      Highest contract charge 1.45% Series II         $115.24           --               --          --         0.10%
      All contract charges                                 --          209          $24,316        4.77%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2018  Lowest contract charge 0.50% Series II          $152.94           --               --          --       (12.04)%
      Highest contract charge 1.45% Series II         $124.92           --               --          --       (12.89)%
      All contract charges                                 --          131          $19,811        0.11%          --
2017  Lowest contract charge 0.50% Series II          $173.88           --               --          --        14.08%
      Highest contract charge 1.45% Series II         $143.40           --               --          --        12.99%
      All contract charges                                 --          128          $22,182        0.32%          --
2016  Lowest contract charge 0.50% Series II          $152.42           --               --          --        12.60%
      Highest contract charge 1.45% Series II         $126.91           --               --          --        11.53%
      All contract charges                                 --          119          $18,351        0.00%          --
2015  Lowest contract charge 0.50% Series II          $135.37           --               --          --        (4.76)%
      Highest contract charge 1.45% Series II         $113.79           --               --          --        (5.67)%
      All contract charges                                 --          107          $14,794        0.11%          --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
2014  Lowest contract charge 0.50% Series II        $142.13            --               --         --         3.65%
      Highest contract charge 1.45% Series II       $120.63            --               --         --         2.66%
      All contract charges                               --            99         $ 14,583       0.00%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2018  Lowest contract charge 0.50% Series II        $167.69            --               --         --       (15.70)%
      Highest contract charge 1.34% Series II       $178.52            --               --         --       (16.42)%
      All contract charges                               --            52         $  8,833       0.00%          --
2017  Lowest contract charge 0.50% Series II        $198.91            --               --         --        13.16%
      Highest contract charge 1.34% Series II       $213.58            --               --         --        12.20%
      All contract charges                               --            53         $ 10,641       0.00%          --
2016  Lowest contract charge 0.50% Series II        $175.78            --               --         --        11.28%
      Highest contract charge 1.34% Series II       $190.35            --               --         --        10.35%
      All contract charges                               --            53         $  9,535       0.00%          --
2015  Lowest contract charge 0.50% Series II        $157.96            --               --         --        (6.21)%
      Highest contract charge 1.34% Series II       $172.50            --               --         --        (7.00)%
      All contract charges                               --            52         $  8,732       0.00%          --
2014  Lowest contract charge 0.50% Series II        $168.42            --               --         --         1.57%
      Highest contract charge 1.34% Series II       $185.49            --               --         --         0.72%
      All contract charges                               --            44         $  7,886       0.00%          --
IVY VIP HIGH INCOME
2018  Lowest contract charge 0.50% Class II         $163.23            --               --         --        (2.61)%
      Highest contract charge 1.45% Class II        $134.40            --               --         --        (3.55)%
      All contract charges                               --         1,541         $237,179       6.26%          --
2017  Lowest contract charge 0.50% Class II         $167.60            --               --         --         6.15%
      Highest contract charge 1.45% Class II        $139.34            --               --         --         5.14%
      All contract charges                               --         1,452         $231,112       5.42%          --
2016  Lowest contract charge 0.50% Class II         $157.89            --               --         --        15.60%
      Highest contract charge 1.45% Class II        $132.53            --               --         --        14.51%
      All contract charges                               --         1,293         $195,046       7.20%          --
2015  Lowest contract charge 0.50% Class I          $136.58            --               --         --        (6.97)%
      Highest contract charge 1.45% Class I         $115.74            --               --         --        (7.86)%
      All contract charges                               --         1,240         $162,881       6.09%          --
2014  Lowest contract charge 0.50% Class I          $146.81            --               --         --         1.40%
      Highest contract charge 1.45% Class II        $125.61            --               --         --         0.42%
      All contract charges                               --         1,158         $164,863       4.70%          --
IVY VIP SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class II         $184.22            --               --         --        (4.59)%
      Highest contract charge 1.34% Class II        $136.45            --               --         --        (5.41)%
      All contract charges                               --           200         $ 30,759       0.36%          --
2017  Lowest contract charge 0.50% Class II         $193.09            --               --         --        22.50%
      Highest contract charge 1.34% Class II        $144.25            --               --         --        21.47%
      All contract charges                               --           160         $ 25,839       0.00%          --
2016  Lowest contract charge 0.50% Class II         $157.62            --               --         --         2.40%
      Highest contract charge 1.34% Class II        $118.75            --               --         --         1.54%
      All contract charges                               --           149         $ 19,347       0.00%          --
2015  Lowest contract charge 0.50% Class II         $153.92            --               --         --         1.37%
      Highest contract charge 1.45% Class II        $116.35            --               --         --         0.41%
      All contract charges                               --           158         $ 19,869       0.00%          --
2014  Lowest contract charge 0.50% Class II         $151.84            --               --         --         1.09%
      Highest contract charge 1.45% Class II        $115.88            --               --         --         0.12%
      All contract charges                               --            83         $ 10,910       0.00%          --
MFS(R)/ /INVESTORS TRUST SERIES
2018  Lowest contract charge 0.50% Service Class    $208.90            --               --         --        (6.18)%
      Highest contract charge 1.34% Service Class   $219.04            --               --         --        (6.98)%
      All contract charges                               --            80         $ 16,778       0.45%          --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                                                      ACCUMULATION
                                                                    UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                         ---------- ----------------- ------------ ------------- --------
MFS(R)/ /INVESTORS TRUST SERIES (CONTINUED)
2017    Lowest contract charge 0.50% Service Class        $222.67            --               --         --       22.41%
        Highest contract charge 1.34% Service Class       $235.47            --               --         --       21.38%
        All contract charges                                   --            78         $ 17,704       0.56%         --
2016    Lowest contract charge 0.50% Service Class        $181.90            --               --         --        7.78%
        Highest contract charge 1.34% Service Class       $193.99            --               --         --        6.87%
        All contract charges                                   --            72         $ 13,353       0.58%         --
2015    Lowest contract charge 0.50% Service Class        $168.77            --               --         --       (0.55)%
        Highest contract charge 1.34% Service Class       $181.52            --               --         --       (1.39)%
        All contract charges                                   --            68         $ 12,058       0.68%         --
2014    Lowest contract charge 0.50% Service Class        $169.70            --               --         --       10.16%
        Highest contract charge 1.34% Service Class       $184.08            --               --         --        9.23%
        All contract charges                                   --            68         $ 12,152       0.78%         --
MFS(R)/ /MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2018    Lowest contract charge 0.50% Service Class        $263.30            --               --         --        0.07%
        Highest contract charge 1.34% Service Class       $245.35            --               --         --       (0.78)%
        All contract charges                                   --            73         $ 18,288       0.34%         --
2017    Lowest contract charge 0.50% Service Class        $263.11            --               --         --       27.46%
        Highest contract charge 1.34% Service Class       $247.28            --               --         --       26.39%
        All contract charges                                   --            69         $ 17,383       0.42%         --
2016    Lowest contract charge 0.50% Service Class        $206.42            --               --         --        5.31%
        Highest contract charge 1.34% Service Class       $195.65            --               --         --        4.43%
        All contract charges                                   --            69         $ 13,609       0.40%         --
2015    Lowest contract charge 0.50% Service Class(b)     $196.01            --               --         --       (2.00)%
        Highest contract charge 1.34% Service Class(b)    $187.35            --               --         --       (2.64)%
        All contract charges                                   --            55         $ 10,568       0.46%         --
MULTIMANAGER AGGRESSIVE EQUITY
2018    Lowest contract charge 0.70% Class A              $176.49            --               --         --       (0.91)%
        Highest contract charge 1.45% Class A             $145.49            --               --         --       (1.67)%
        All contract charges                                   --         3,245         $563,402       0.13%         --
2017    Lowest contract charge 0.70% Class A              $178.11            --               --         --       29.44%
        Highest contract charge 1.45% Class A             $147.96            --               --         --       28.47%
        All contract charges                                   --         3,579         $628,070       0.15%         --
2016    Lowest contract charge 0.70% Class A              $137.60            --               --         --        2.72%
        Highest contract charge 1.45% Class A             $115.17            --               --         --        1.95%
        All contract charges                                   --         3,933         $533,772       0.53%         --
2015    Lowest contract charge 0.70% Class A              $133.96            --               --         --        3.26%
        Highest contract charge 1.45% Class A             $112.97            --               --         --        2.48%
        All contract charges                                   --         4,332         $573,539       0.16%         --
2014    Lowest contract charge 0.70% Class A              $129.73            --               --         --        9.89%
        Highest contract charge 1.45% Class A             $110.24            --               --         --        9.06%
        All contract charges                                   --         4,724         $606,822       0.10%         --
MULTIMANAGER AGGRESSIVE EQUITY
2018    Lowest contract charge 0.50% Class B              $163.92            --               --         --       (0.71)%
        Highest contract charge 1.30% Class B             $195.99            --               --         --       (1.50)%
        All contract charges                                   --           166         $ 25,401       0.13%         --
2017    Lowest contract charge 0.50% Class B              $165.10            --               --         --       29.70%
        Highest contract charge 1.30% Class B             $198.98            --               --         --       28.68%
        All contract charges                                   --           166         $ 25,903       0.15%         --
2016    Lowest contract charge 0.50% Class B              $127.29            --               --         --        2.93%
        Highest contract charge 1.30% Class B             $154.63            --               --         --        2.11%
        All contract charges                                   --           179         $ 21,680       0.53%         --
2015    Lowest contract charge 0.50% Class B              $123.67            --               --         --        3.46%
        Highest contract charge 1.30% Class B             $151.43            --               --         --        2.65%
        All contract charges                                   --           203         $ 24,139       0.16%         --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $119.53           --                --         --        10.12%
      Highest contract charge 1.30% Class B   $147.52           --                --         --         9.24%
      All contract charges                         --          222          $ 25,616       0.10%          --
MULTIMANAGER CORE BOND
2018  Lowest contract charge 0.40% Class B    $105.93           --                --         --        (0.80)%
      Highest contract charge 1.45% Class B   $143.38           --                --         --        (1.85)%
      All contract charges                         --          701          $103,441       2.70%          --
2017  Lowest contract charge 0.40% Class B    $106.78           --                --         --         2.58%
      Highest contract charge 1.45% Class B   $146.08           --                --         --         1.51%
      All contract charges                         --          755          $113,109       2.08%          --
2016  Lowest contract charge 0.40% Class B    $104.09           --                --         --         2.23%
      Highest contract charge 1.45% Class B   $143.91           --                --         --         1.16%
      All contract charges                         --          794          $116,522       2.08%          --
2015  Lowest contract charge 0.40% Class B    $101.82           --                --         --        (0.26)%
      Highest contract charge 1.45% Class B   $142.26           --                --         --        (1.32)%
      All contract charges                         --          833          $120,425       1.92%          --
2014  Lowest contract charge 0.40% Class B    $102.09           --                --         --         3.33%
      Highest contract charge 1.45% Class B   $144.17           --                --         --         2.24%
      All contract charges                         --          877          $128,120       2.06%          --
MULTIMANAGER MID CAP GROWTH
2018  Lowest contract charge 0.50% Class B    $239.35           --                --         --        (6.25)%
      Highest contract charge 1.45% Class B   $203.32           --                --         --        (7.15)%
      All contract charges                         --          343          $ 71,852       0.00%          --
2017  Lowest contract charge 0.50% Class B    $255.30           --                --         --        26.03%
      Highest contract charge 1.45% Class B   $218.97           --                --         --        24.83%
      All contract charges                         --          362          $ 81,983       0.00%          --
2016  Lowest contract charge 0.50% Class B    $202.57           --                --         --         6.25%
      Highest contract charge 1.45% Class B   $175.41           --                --         --         5.23%
      All contract charges                         --          386          $ 69,549       0.10%          --
2015  Lowest contract charge 0.50% Class B    $190.66           --                --         --        (2.01)%
      Highest contract charge 1.45% Class B   $166.69           --                --         --        (2.95)%
      All contract charges                         --          426          $ 72,928       0.00%          --
2014  Lowest contract charge 0.50% Class B    $194.58           --                --         --         4.34%
      Highest contract charge 1.45% Class B   $171.76           --                --         --         3.35%
      All contract charges                         --          445          $ 78,682       0.00%          --
MULTIMANAGER MID CAP VALUE
2018  Lowest contract charge 0.40% Class B    $158.84           --                --         --       (13.10)%
      Highest contract charge 1.45% Class B   $204.74           --                --         --       (14.02)%
      All contract charges                         --          213          $ 44,482       0.74%          --
2017  Lowest contract charge 0.40% Class B    $182.79           --                --         --         8.84%
      Highest contract charge 1.45% Class B   $238.13           --                --         --         7.69%
      All contract charges                         --          231          $ 56,322       0.76%          --
2016  Lowest contract charge 0.40% Class B    $167.95           --                --         --        18.61%
      Highest contract charge 1.45% Class B   $221.12           --                --         --        17.35%
      All contract charges                         --          254          $ 57,175       1.03%          --
2015  Lowest contract charge 0.40% Class B    $141.60           --                --         --        (5.93)%
      Highest contract charge 1.45% Class B   $188.42           --                --         --        (6.92)%
      All contract charges                         --          281          $ 53,666       0.67%          --
2014  Lowest contract charge 0.40% Class B    $150.53           --                --         --         4.92%
      Highest contract charge 1.45% Class B   $202.43           --                --         --         3.82%
      All contract charges                         --          314          $ 64,158       0.43%          --
MULTIMANAGER TECHNOLOGY
2018  Lowest contract charge 0.50% Class B    $332.93           --                --         --         1.78%
      Highest contract charge 1.45% Class B   $282.81           --                --         --         0.80%
      All contract charges                         --          656          $191,090       0.15%          --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2017  Lowest contract charge 0.50% Class B            $327.10           --                --          --       38.43%
      Highest contract charge 1.45% Class B           $280.56           --                --          --       37.11%
      All contract charges                                 --          667          $191,981        0.00%         --
2016  Lowest contract charge 0.50% Class B            $236.30           --                --          --        8.40%
      Highest contract charge 1.45% Class B           $204.62           --                --          --        7.37%
      All contract charges                                 --          689          $144,841        0.01%         --
2015  Lowest contract charge 0.50% Class B            $217.98           --                --          --        5.76%
      Highest contract charge 1.45% Class B           $190.58           --                --          --        4.75%
      All contract charges                                 --          763          $148,717        0.00%         --
2014  Lowest contract charge 0.50% Class B            $206.11           --                --          --       12.98%
      Highest contract charge 1.45% Class B           $181.93           --                --          --       11.90%
      All contract charges                                 --          799          $148,438        0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2018  Lowest contract charge 0.50% Service Class      $213.15           --                --          --       (8.56)%
      Highest contract charge 1.20% Service Class     $200.46           --                --          --       (9.21)%
      All contract charges                                 --           31          $  6,321        0.90%         --
2017  Lowest contract charge 0.50% Service Class      $233.11           --                --          --       16.06%
      Highest contract charge 1.20% Service Class     $220.79           --                --          --       15.24%
      All contract charges                                 --           28          $  6,219        1.03%         --
2016  Lowest contract charge 0.50% Service Class      $200.86           --                --          --       10.75%
      Highest contract charge 1.20% Service Class     $191.59           --                --          --        9.96%
      All contract charges                                 --           21          $  4,187        0.85%         --
2015  Lowest contract charge 0.50% Service Class      $181.37           --                --          --        2.59%
      Highest contract charge 1.20% Service Class     $174.23           --                --          --        1.87%
      All contract charges                                 --           15          $  2,773        0.65%         --
2014  Lowest contract charge 0.50% Service Class      $176.79           --                --          --        9.85%
      Highest contract charge 1.20% Service Class     $171.03           --                --          --        9.08%
      All contract charges                                 --           12          $  2,046        0.55%         --
PIMCO COMMODITYREALRETURN(R)/ /STRATEGY PORTFOLIO
2018  Lowest contract charge 0.00% Advisor Class      $ 86.58           --                --          --      (14.20)%
      Highest contract charge 1.20% Advisor Class     $ 56.32           --                --          --      (15.23)%
      All contract charges                                 --          133          $  7,582        1.97%         --
2017  Lowest contract charge 0.00% Advisor Class(e)   $100.91           --                --          --        2.04%
      Highest contract charge 1.20% Advisor Class     $ 66.44           --                --          --        0.82%
      All contract charges                                 --          123          $  8,220       10.91%         --
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --                --          --       14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --                --          --       13.50%
      All contract charges                                 --          106          $  7,011        1.03%         --
2015  Lowest contract charge 0.00% Advisor Class(d)   $ 75.98           --                --          --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                --          --      (26.55)%
      All contract charges                                 --           89          $  5,188        4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                --          --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                --          --      (19.72)%
      All contract charges                                 --           68          $  5,384        0.27%         --
TARGET 2015 ALLOCATION
2018  Lowest contract charge 0.50% Class B            $141.83           --                --          --       (4.79)%
      Highest contract charge 1.34% Class B           $127.77           --                --          --       (5.59)%
      All contract charges                                 --          125          $ 16,254        1.55%         --
2017  Lowest contract charge 0.50% Class B            $148.96           --                --          --       10.75%
      Highest contract charge 1.34% Class B           $135.34           --                --          --        9.82%
      All contract charges                                 --          157          $ 21,214        1.29%         --
2016  Lowest contract charge 0.40% Class B            $123.50           --                --          --        5.21%
      Highest contract charge 1.34% Class B           $123.24           --                --          --        4.22%
      All contract charges                                 --          180          $ 22,285        1.42%         --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
TARGET 2015 ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $127.97           --               --          --       (2.40)%
      Highest contract charge 1.34% Class B   $118.25           --               --          --       (3.22)%
      All contract charges                         --          194          $22,954        1.16%         --
2014  Lowest contract charge 0.50% Class B    $131.12           --               --          --        2.45%
      Highest contract charge 1.34% Class B   $122.19           --               --          --        1.58%
      All contract charges                         --          204          $24,803        1.19%         --
TARGET 2025 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $142.70           --               --          --       (6.52)%
      Highest contract charge 1.45% Class B   $135.08           --               --          --       (7.52)%
      All contract charges                         --          527          $73,264        1.62%         --
2017  Lowest contract charge 0.40% Class B    $152.66           --               --          --       14.95%
      Highest contract charge 1.45% Class B   $146.06           --               --          --       13.75%
      All contract charges                         --          521          $77,893        1.52%         --
2016  Lowest contract charge 0.40% Class B    $132.80           --               --          --        6.99%
      Highest contract charge 1.45% Class B   $128.41           --               --          --        5.87%
      All contract charges                         --          461          $60,164        1.50%         --
2015  Lowest contract charge 0.40% Class B    $124.12           --               --          --       (2.44)%
      Highest contract charge 1.45% Class B   $121.29           --               --          --       (3.46)%
      All contract charges                         --          437          $53,745        1.28%         --
2014  Lowest contract charge 0.50% Class B    $136.08           --               --          --        3.51%
      Highest contract charge 1.45% Class B   $125.64           --               --          --        2.52%
      All contract charges                         --          405          $51,648        1.31%         --
TARGET 2035 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $149.72           --               --          --       (7.55)%
      Highest contract charge 1.45% Class B   $139.96           --               --          --       (8.52)%
      All contract charges                         --          577          $83,122        1.59%         --
2017  Lowest contract charge 0.40% Class B    $161.94           --               --          --       17.30%
      Highest contract charge 1.45% Class B   $153.00           --               --          --       16.06%
      All contract charges                         --          516          $80,987        1.51%         --
2016  Lowest contract charge 0.40% Class B    $138.06           --               --          --        7.59%
      Highest contract charge 1.45% Class B   $131.83           --               --          --        6.47%
      All contract charges                         --          450          $60,682        1.48%         --
2015  Lowest contract charge 0.40% Class B    $128.32           --               --          --       (2.42)%
      Highest contract charge 1.45% Class B   $123.82           --               --          --       (3.45)%
      All contract charges                         --          411          $51,693        1.33%         --
2014  Lowest contract charge 0.40% Class B    $131.50           --               --          --        4.07%
      Highest contract charge 1.45% Class B   $128.25           --               --          --        2.97%
      All contract charges                         --          370          $47,918        1.35%         --
TARGET 2045 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $156.08           --               --          --       (8.36)%
      Highest contract charge 1.45% Class B   $142.67           --               --          --       (9.32)%
      All contract charges                         --          478          $70,067        1.53%         --
2017  Lowest contract charge 0.40% Class B    $170.31           --               --          --       19.21%
      Highest contract charge 1.45% Class B   $157.34           --               --          --       17.96%
      All contract charges                         --          431          $69,508        1.50%         --
2016  Lowest contract charge 0.40% Class B    $142.86           --               --          --        8.25%
      Highest contract charge 1.45% Class B   $133.38           --               --          --        7.12%
      All contract charges                         --          382          $52,165        1.47%         --
2015  Lowest contract charge 0.40% Class B    $131.97           --               --          --       (2.71)%
      Highest contract charge 1.45% Class B   $124.52           --               --          --       (3.64)%
      All contract charges                         --          340          $43,122        1.38%         --
2014  Lowest contract charge 0.40% Class B    $135.64           --               --          --        4.36%
      Highest contract charge 1.45% Class B   $129.23           --               --          --        3.26%
      All contract charges                         --          287          $37,869        1.42%         --

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
TARGET 2055 ALLOCATION
2018  Lowest contract charge 0.50% Class B           $110.19           --               --          --        (9.24)%
      Highest contract charge 1.34% Class B          $106.85           --               --          --       (10.01)%
      All contract charges                                --          124          $13,369        1.86%          --
2017  Lowest contract charge 0.50% Class B           $121.41           --               --          --        21.18%
      Highest contract charge 1.34% Class B          $118.74           --               --          --        20.17%
      All contract charges                                --           68          $ 8,093        1.90%          --
2016  Lowest contract charge 0.50% Class B           $100.19           --               --          --         8.96%
      Highest contract charge 1.34% Class B          $ 98.81           --               --          --         8.04%
      All contract charges                                --           32          $ 3,226        2.17%          --
2015  Lowest contract charge 0.50% Class B(c)        $ 91.95           --               --          --        (6.99)%
      Highest contract charge 1.34% Class B(c)       $ 91.46           --               --          --        (7.46)%
      All contract charges                                --            6          $   538        3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2018  Lowest contract charge 0.50% Class 2           $121.64           --               --          --         1.43%
      Highest contract charge 1.20% Class 2          $114.40           --               --          --         0.70%
      All contract charges                                --          598          $68,652        0.00%          --
2017  Lowest contract charge 0.50% Class 2           $119.93           --               --          --         1.41%
      Highest contract charge 1.20% Class 2          $113.60           --               --          --         0.71%
      All contract charges                                --          564          $64,165        0.00%          --
2016  Lowest contract charge 0.50% Class 2           $118.26           --               --          --         2.43%
      Highest contract charge 1.20% Class 2          $112.80           --               --          --         1.70%
      All contract charges                                --          502          $56,677        0.00%          --
2015  Lowest contract charge 0.50% Class 2           $115.46           --               --          --        (4.78)%
      Highest contract charge 1.20% Class 2          $110.91           --               --          --        (5.45)%
      All contract charges                                --          427          $47,351        7.80%          --
2014  Lowest contract charge 0.50% Class 2           $121.26           --               --          --         1.33%
      Highest contract charge 1.20% Class 2          $117.30           --               --          --         0.61%
      All contract charges                                --          328          $38,426        4.98%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2018  Lowest contract charge 0.50% Class S Shares    $ 49.33           --               --          --       (28.78)%
      Highest contract charge 1.45% Class S Shares   $ 45.84           --               --          --       (29.47)%
      All contract charges                                --          375          $17,520        0.00%          --
2017  Lowest contract charge 0.50% Class S Shares    $ 69.26           --               --          --        (2.46)%
      Highest contract charge 1.45% Class S Shares   $ 64.99           --               --          --        (3.39)%
      All contract charges                                --          370          $24,338        0.00%          --
2016  Lowest contract charge 0.50% Class S Shares    $ 71.01           --               --          --        42.70%
      Highest contract charge 1.45% Class S Shares   $ 67.27           --               --          --        41.35%
      All contract charges                                --          380          $25,817        0.37%          --
2015  Lowest contract charge 0.50% Class S Shares    $ 49.76           --               --          --       (33.96)%
      Highest contract charge 1.45% Class S Shares   $ 47.59           --               --          --       (34.59)%
      All contract charges                                --          318          $15,253        0.03%          --
2014  Lowest contract charge 0.50% Class S Shares    $ 75.35           --               --          --       (19.75)%
      Highest contract charge 1.45% Class S Shares   $ 72.76           --               --          --       (20.52)%
      All contract charges                                --          249          $18,317        0.00%          --

   ----------
  (a)Units were made available on June 13, 2014.
  (b)Units were made available on March 27, 2015.
  (c)Units were made available on May 26, 2015.
  (d)Units were made available on June 19, 2015.
  (e)Units were made available on January 25, 2016.
  (f)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.
  (g)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (h)Units were made available on May 19, 2017.
  (i)Charter/SM /Moderate replaced Charter/SM /International Moderate due to a fund merger on May 19, 2017.
  (j)EQ/PIMCO Global Real Return replaced Charter/SM /Real Assets due to a fund merger on May 19, 2017.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2018

8. Financial Highlights (Concluded)

  (k)Units were made available on October 22, 2018.
  (l)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a fund substitution on October 22, 2018.
  (m)EQ/Fidelity Institutional AM/SM /Large Cap replaced Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio due to a fund substitution on October 22, 2018.
  (n)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a fund substitution on October 22, 2018.
  (o)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a fund substitution on October 22, 2018.
  (p)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a fund substitution on October 22, 2018.
  (q)EQ/Ivy Energy replaced IVY VIP Energy due to a fund substitution on October 22, 2018.
  (r)EQ/Ivy Mid Cap Growth replaced IVY VIP Mid Cap Growth due to a fund substitution on October 22, 2018.
  (s)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a fund substitution on October 22, 2018.
  (t)EQ/MFS International Value replaced MFS(R)/ /International Value Portfolio due to a fund substitution on October 22, 2018.
  (u)EQ/MFS Technology replaced MFS(R)/ /Technology Portfolio due to a fund substitution on October 22, 2018.
  (v)EQ/MFS Utility Series replaced MFS(R)/ /Utility Series due to a fund substitution on October 22, 2018.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through April 15, 2019, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-157

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.......................................................   F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, as of December 31, 2018 and 2017................................................   F-2
 Consolidated Statements of Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016...............   F-4
 Consolidated Statements of Comprehensive Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016.   F-5
 Consolidated Statements of Equity, for the Years Ended December 31, 2018, 2017 and 2016......................   F-6
 Consolidated Statements of Cash Flows, for the Years Ended December 31, 2018, 2017 and 2016..................   F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization.....................................................................................  F-10
   Note 2 -- Significant Accounting Policies..................................................................  F-10
   Note 3 -- Investments......................................................................................  F-26
   Note 4 -- Intangible Assets................................................................................  F-41
   Note 5 -- Closed Block.....................................................................................  F-41
   Note 6 -- DAC and Policyholder Bonus Interest Credits......................................................  F-43
   Note 7 -- Fair Value Disclosures...........................................................................  F-44
   Note 8 -- Insurance Liabilities............................................................................  F-56
   Note 9 -- Revenue Recognition..............................................................................  F-59
   Note 10 -- Reinsurance Agreements..........................................................................  F-59
   Note 11 -- Long-term Debt..................................................................................  F-60
   Note 12 -- Related Party Transactions......................................................................  F-60
   Note 13 -- Employee Benefit Plans..........................................................................  F-64
   Note 14 -- Share-Based and Other Compensation Programs.....................................................  F-64
   Note 15 -- Income Taxes....................................................................................  F-69
   Note 16 -- Accumulated Other Comprehensive Income (Loss)...................................................  F-71
   Note 17 -- Commitments and Contingent Liabilities..........................................................  F-72
   Note 18 -- Insurance Group Statutory Financial Information.................................................  F-74
   Note 19 -- Discontinued Operations.........................................................................  F-75
   Note 20 -- Revision of Prior Period Financial Statements...................................................  F-77
   Note 21 -- Quarterly Results of Operations (Unaudited).....................................................  F-83
   Note 22 -- Subsequent Events...............................................................................  F-99
Audited Consolidated Financial Statement Schedules

 Schedule I -- Summary of Investments -- Other than Investments in Related Parties, as of December 31, 2018... F-100
 Schedule IV -- Reinsurance, as of and for the Years Ended December 31, 2018, 2017 and 2016................... F-101

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries (the Company) as of December 31, 2018 and 2017, and the related consolidated statements of income (loss), comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed in 2018 the manner in which it accounts for certain income tax effects originally recognized in accumulated other comprehensive income.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

March 28, 2019

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017

                                                             2018       2017
                                                           ---------  ---------
                                                           (IN MILLIONS, EXCEPT
                                                             SHARE AMOUNTS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $42,492 and $34,831)................ $  41,915  $  36,358
  Mortgage loans on real estate (net of valuation
   allowance of $7 and $8)................................    11,818     10,935
  Real estate held for production of income...............        52        390
  Policy loans............................................     3,267      3,315
  Other equity investments................................     1,144      1,264
  Trading securities, at fair value.......................    15,166     12,277
  Other invested assets...................................     1,554      1,830
                                                           ---------  ---------
   Total investments......................................    74,916     66,369
Cash and cash equivalents.................................     2,622      2,400
Cash and securities segregated, at fair value.............        --          9
Deferred policy acquisition costs.........................     5,011      4,492
Amounts due from reinsurers...............................     3,124      5,079
Loans to affiliates.......................................       600        703
GMIB reinsurance contract asset, at fair value............     1,991     10,488
Current and deferred income taxes.........................       438         --
Other assets..............................................     2,763      4,018
Assets of disposed subsidiary.............................        --      9,835
Separate Accounts assets..................................   108,487    122,537
                                                           ---------  ---------

TOTAL ASSETS.............................................. $ 199,952  $ 225,930
                                                           =========  =========

LIABILITIES
Policyholders' account balances........................... $  46,403  $  43,805
Future policy benefits and other
  policyholders' liabilities..............................    29,808     29,070
Broker-dealer related payables............................        69        430
Securities sold under agreements to repurchase............       573      1,887
Amounts due to reinsurers.................................       113        134
Long-term debt............................................        --        203
Loans from affiliates.....................................       572         --
Current and deferred income taxes.........................        --      1,550
Other liabilities.........................................     1,460      1,242
Liabilities of disposed subsidiary........................        --      4,954
Separate Accounts liabilities.............................   108,487    122,537
                                                           ---------  ---------
   Total Liabilities...................................... $ 187,485  $ 205,812
                                                           ---------  ---------
Redeemable noncontrolling interest:
  Continuing operations................................... $      39  $      24
  Disposed subsidiary.....................................        --        602
                                                           ---------  ---------
   Redeemable noncontrolling interest..................... $      39  $     626
                                                           ---------  ---------

Commitments and contingent liabilities (Note 17)

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017
                                  (CONTINUED)

                                                      2018      2017
                                                   ---------  ---------
                                                   (IN MILLIONS, EXCEPT
                                                      SHARE AMOUNTS)
EQUITY
Equity attributable to AXA Equitable:
  Common stock, $1.25 par value; 2,000,000 shares
   authorized, issued and outstanding............. $       2  $       2
  Capital in excess of par value..................     7,807      6,859
  Retained earnings...............................     5,098      8,938
  Accumulated other comprehensive income (loss)...      (491)       598
                                                   ---------  ---------
   Total equity attributable to AXA Equitable.....    12,416     16,397
                                                   ---------  ---------
Noncontrolling interest...........................        12      3,095
                                                   ---------  ---------
   Total Equity...................................    12,428     19,492
                                                   ---------  ---------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $ 199,952  $ 225,930
                                                   =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
REVENUES
Policy charges and fee income...................... $  3,523  $   3,294  $   3,311
Premiums...........................................      862        904        880
Net derivative gains (losses)......................   (1,010)       894     (1,321)
Net investment income (loss).......................    2,478      2,441      2,168
Investment gains (losses), net:
  Total other-than-temporary impairment losses.....      (37)       (13)       (65)
  Other investment gains (losses), net.............       41       (112)        83
                                                    --------  ---------  ---------
   Total investment gains (losses), net............        4       (125)        18
                                                    --------  ---------  ---------
Investment management and service fees.............    1,029      1,007        951
Other income.......................................       65         41         36
                                                    --------  ---------  ---------
   Total revenues..................................    6,951      8,456      6,043
                                                    --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................    3,005      3,473      2,771
Interest credited to policyholders'
  account balances.................................    1,002        921        905
Compensation and benefits..........................      422        327        364
Commissions and distribution related payments......      620        628        635
Interest expense...................................       34         23         13
Amortization of deferred policy acquisition costs..      431        900        642
Other operating costs and expenses.................    2,918        635        753
                                                    --------  ---------  ---------
   Total benefits and other deductions.............    8,432      6,907      6,083
                                                    --------  ---------  ---------
Income (loss) from continuing operations, before
  income taxes.....................................   (1,481)     1,549        (40)
Income tax (expense) benefit from
  continuing operations............................      446      1,210        164
                                                    --------  ---------  ---------
Net income (loss) from continuing operations.......   (1,035)     2,759        124
Net income (loss) from discontinued operations,
  net of taxes and noncontrolling interest.........      114         85         66
                                                    --------  ---------  ---------
Net income (loss)..................................     (921)     2,844        190
  Less: net (income) loss attributable to the
   noncontrolling interest.........................        3         (1)        --
                                                    --------  ---------  ---------
Net income (loss) attributable to AXA Equitable.... $   (918) $   2,843  $     190
                                                    ========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018      2017     2016
                                                   ---------  --------  ------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $    (921) $  2,844  $  190
                                                   ---------  --------  ------

Other Comprehensive income (loss) net of income
taxes:
  Change in unrealized gains (losses), net of
   reclassification adjustment....................    (1,230)      625    (233)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............        (4)       (5)     (3)
  Other comprehensive income (loss) from
   discontinued operations........................        --       (18)     17
                                                   ---------  --------  ------
Total other comprehensive income (loss), net of
  income taxes....................................    (1,234)      602    (219)
                                                   ---------  --------  ------

Comprehensive income (loss) attributable to
  AXA Equitable................................... $  (2,155) $  3,446  $  (29)
                                                   =========  ========  ======

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  COMMON STOCK, AT PAR VALUE, BEGINNING AND END
   OF YEAR........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning
   of year........................................ $   6,859  $   5,339  $   5,321
  Capital contribution from parent company........        --      1,500         --
  Transfer of deferred tax asset in GMxB Unwind...     1,209         --         --
  Settlement of intercompany payables in
   GMxB Unwind....................................      (297)        --         --
  Other...........................................        36         20         18
                                                   ---------  ---------  ---------
  CAPITAL IN EXCESS OF PAR VALUE, END OF YEAR..... $   7,807  $   6,859  $   5,339
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............ $   8,938  $   6,095  $   6,955
  Cumulative effect of adoption of revenue
   recognition standard ASC 606...................         8         --         --
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS
   ATTRIBUTE TO DISPOSED SUBSIDIARY...............       (83)        --         --
  Net income (loss) attributable to AXA Equitable.      (918)     2,843        190
  Dividend to parent company......................    (1,672)        --     (1,050)
  Distribution of disposed subsidiary.............    (1,175)        --         --
                                                   ---------  ---------  ---------
  RETAINED EARNINGS, END OF YEAR.................. $   5,098  $   8,938  $   6,095
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year.............................. $     598  $      (4) $     215
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS........        83         --         --
  Other comprehensive income (loss)...............    (1,234)       602       (219)
  Transfer of accumulated other comprehensive
   income to discontinued operations..............        62         --         --
                                                   ---------  ---------  ---------
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS),
   END OF YEAR....................................      (491)       598         (4)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...... $  12,416  $  16,397  $  11,432
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST
  Noncontrolling interest, continuing operations,
   beginning of year.............................. $      19  $      --  $      --
  Net earnings (loss) attributable to
   noncontrolling interest........................         1         --         --
  Net earnings (loss) attributable to redeemable
   noncontrolling interests.......................         2         (1)        --
  Consolidation of real estate joint ventures.....        --         19         --
  Deconsolidation of real estate joint ventures...        (8)        --         --
  Reclassification of net earnings (loss)
   attributable to redeemable
   noncontrolling interests.......................        (2)         1         --
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, CONTINUING OPERATIONS,
   END OF YEAR.................................... $      12  $      19  $      --
                                                   ---------  ---------  ---------

  Noncontrolling interest, discontinued
   operations, beginning of year.................. $   3,076  $   3,096  $   3,059
  Repurchase of AB Holding Units..................        --       (158)      (168)
  Net earnings (loss) attributable to
   noncontrolling interest........................        --        485        491
  Dividends paid to noncontrolling interest.......        --       (457)      (384)
  Transfer of AB Holding Units....................    (3,076)        --         --
  Other changes in noncontrolling interest........        --        110         98
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, DISCONTINUED
   OPERATIONS, END OF YEAR........................ $      --  $   3,076  $   3,096
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST $      12  $   3,095  $   3,096
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  12,428  $  19,492  $  14,528
                                                   =========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                       2018        2017        2016
                                                    ----------  ----------  ---------
                                                              (IN MILLIONS)
NET INCOME (LOSS)/(1)/............................. $     (358) $    3,377  $     686
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders'
   account balances................................      1,002         921        905
  Policy charges and fee income....................     (3,523)     (3,294)    (3,311)
  Net derivative (gains) losses....................      1,010        (870)     1,337
  Investment (gains) losses, net...................         (3)        125        (16)
  Realized and unrealized (gains) losses on
   trading securities..............................        221        (166)        41
  Non-cash long-term incentive compensation
   expense/(2)/....................................        218         185        152
  Amortization of deferred cost of
   reinsurance asset...............................      1,882         (84)       159
  Amortization and depreciation/(2)/...............        340         825        614
  Cash received on the recapture of
   captive reinsurance.............................      1,273          --         --
  Equity (income) loss from limited partnerships...       (120)       (157)       (91)
  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................        838        (278)       608
   Reinsurance recoverable/(2)/....................       (390)     (1,018)      (304)
   Segregated cash and securities, net.............       (345)        130       (381)
   Capitalization of deferred policy acquisition
     costs/(2)/....................................       (597)       (578)      (594)
   Future policy benefits..........................       (284)      1,189        431
   Current and deferred income taxes...............       (556)     (1,174)      (753)
   Other, net/(2)/.................................        810         486         56
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  operating activities............................. $    1,418  $     (381) $    (461)
                                                    ----------  ----------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale............ $    8,935  $    9,738  $   7,154
   Mortgage loans on real estate...................        768         934        676
   Trading account securities......................      9,298       9,125      6,271
   Real estate joint ventures......................        139          --         --
   Short-term investments/(2)/.....................      2,315       2,204      2,984
   Other...........................................        190         228         32
  Payment for the purchase/origination of:
   Fixed maturities, available-for-sale............    (11,110)    (12,465)    (7,873)
   Mortgage loans on real estate...................     (1,642)     (2,108)    (3,261)
   Trading account securities......................    (11,404)    (12,667)    (8,691)
   Short-term investments/(2)/.....................     (1,852)     (2,456)    (3,187)
   Other...........................................       (170)       (280)      (250)
  Cash settlements related to
   derivative instruments..........................        805      (1,259)       102
  Repayments of loans to affiliates................        900          --        384
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (115)       (100)       (85)
  Purchase of business, net of cash acquired.......         --        (130)       (21)
  Issuance of loans to affiliates..................     (1,100)         --         --
  Cash disposed due to distribution of
   disposed subsidiary.............................       (672)         --         --
  Other, net/(2)/..................................        (91)        322        407
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  investing activities............................. $   (4,806) $   (8,914) $  (5,358)
                                                    ----------  ----------  ---------

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                      2018      2017      2016
                                                    --------  --------  --------
                                                            (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits........................................ $  9,365  $  9,334  $  9,746
   Withdrawals.....................................   (4,496)   (3,926)   (2,874)
   Transfer (to) from Separate Accounts............    1,809     1,566     1,202
  Change in short-term financings..................      (26)       53       (69)
  Change in collateralized pledged assets..........        1       710      (677)
  Change in collateralized pledged liabilities.....     (291)    1,108       125
  (Decrease) increase in overdrafts payable........        3        63       (85)
  Additional loans from affiliates.................      572        --        --
  Shareholder dividends paid.......................   (1,672)       --    (1,050)
  Repurchase of AB Holding Units...................     (267)     (220)     (236)
  Purchases (redemptions) of noncontrolling
   interests of consolidated company-sponsored
   investment funds................................     (472)      120      (137)
  Distribution to noncontrolling interest of
   consolidated subsidiaries.......................     (610)     (457)     (385)
  Increase (decrease) in securities sold under
   agreement to repurchase.........................   (1,314)     (109)      104
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        --        79
  Capital contribution from parent company.........       --     1,500        --
  Other, net.......................................       11       (10)        8
                                                    --------  --------  --------

Net cash provided by (used in)
  financing activities............................. $  2,613  $  9,732  $  5,751
                                                    --------  --------  --------

Effect of exchange rate changes on cash and
  cash equivalents.................................      (12)       22       (10)
                                                    --------  --------  --------

Change in cash and cash equivalents................     (787)      459       (78)
Cash and cash equivalents, beginning of year.......    3,409     2,950     3,028
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  2,622  $  3,409  $  2,950
                                                    ========  ========  ========

Cash and cash equivalents of disposed subsidiary:
  Beginning of year................................ $  1,009  $  1,006  $    561
                                                    ========  ========  ========
  End of year...................................... $     --  $  1,009  $  1,006
                                                    ========  ========  ========

Cash and cash equivalents of continuing operations
  Beginning of year................................ $  2,400  $  1,944  $  2,467
                                                    ========  ========  ========
  End of year...................................... $  2,622  $  2,400  $  1,944
                                                    ========  ========  ========

SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid.................................... $     --  $     (8) $    (11)
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     (8) $    (33) $    613
                                                    ========  ========  ========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                     2018     2017   2016
                                                   --------  -----  ------
                                                        (IN MILLIONS)

CASH FLOWS OF DISPOSED SUBSIDIARY:
  Net cash provided by (used in)
   operating activities........................... $  1,137  $ 715  $1,041
  Net cash provided by (used in)
   investing activities...........................     (102)  (297)    323
  Net cash provided by (used in)
   financing activities...........................   (1,360)  (437)   (909)
  Effect of exchange rate changes on cash and
   cash equivalents...............................      (12)    22     (10)

NON-CASH TRANSACTIONS:
Continuing operations
  (Settlement) issuance of long-term debt......... $   (202) $ 202  $   --
                                                   ========  =====  ======
  Transfer of assets to reinsurer................. $   (604) $  --  $   --
                                                   ========  =====  ======
  Repayments of loans from affiliates............. $    300  $  --  $   --
                                                   ========  =====  ======
Discontinued operations
  Fair value of assets acquired................... $     --  $  --  $   34
                                                   ========  =====  ======
  Fair value of liabilities assumed............... $     --  $  --  $    1
                                                   ========  =====  ======
  Payables recorded under contingent
   payment arrangements........................... $     --  $  --  $   12
                                                   ========  =====  ======

Disposal of subsidiary
  Assets disposed................................. $  9,156  $  --  $   --
  Liabilities disposed............................    4,914     --      --
                                                   --------  -----  ------
  Net assets disposed.............................    4,242     --      --
  Cash disposed...................................      672     --      --
                                                   --------  -----  ------
  Net non-cash disposed........................... $  3,570  $  --  $   --
                                                   ========  =====  ======

-----------
/(1)/Net income (loss) includes $564 million, $533 million and $496 million in 2018, 2017 and 2016, respectively, of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income
     (Loss).
/(2)/Prior period amounts have been reclassified to conform to current period presentation. See Note 20 for further information.

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   Consolidation

   AXA Equitable Life Insurance Company's ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") primary business is providing life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Prior to the closing of the initial public offering of shares of Holdings' common stock on May 14, 2018 (the "IPO"), Holdings was a wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2018, AXA owns approximately 59% of the outstanding common stock of Holdings.

   In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. ("AXA Financial") to Holdings, increasing Holdings' ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the "AXA Financial Merger"). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial's liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries.

   The accompanying consolidated financial statements represent the consolidated results and financial position of AXA Equitable and not the consolidated results and financial position of Holdings.

   Discontinued Operations

   In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB") to a newly created wholly-owned subsidiary of Holdings (the "AB Business Transfer"). The results of AB are reflected in the Company's consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

   As a result of the AB Business Transfer, we have reassessed the Company's segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2018", "2017" and "2016" refer to the years ended December 31, 2018, 2017 and 2016, respectively.

   Adoption of New Accounting Pronouncements

                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
-------------------------------------------------------------------------------------------------------------------
ASU 2014-09: REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)
-------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that           On January 1, 2018, the Company adopted the new revenue
clarifies the principles for recognizing      recognition guidance on a modified retrospective basis. The impact
revenue arising from contracts with           of the adoption of the new revenue recognition guidance related
customers and develops a common revenue       to the disposed subsidiary resulted in an opening retained earnings
standard for U.S. GAAP.                       adjustment to the Company of $8 million. Adoption did not
                                              change the amounts or timing of the Company's revenue
                                              recognition for investment management and advisory fees related to continuing operations.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-01: FINANCIAL INSTRUMENTS -- OVERALL (SUBTOPIC 825-10)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance related to     On January 1, 2018, the Company adopted the new recognition the recognition and measurement of financial  requirements on a modified retrospective basis for changes in the
assets and financial liabilities. The new     fair value of AFS equity securities, resulting in no material
guidance primarily affects the accounting     reclassification adjustment from AOCI to opening retained
for equity investments, financial             earnings for the net unrealized gains, net of tax, related to liabilities under the fair value option, and  approximately $13 million of common stock securities and presentation and disclosure requirements for  eliminated their designation as AFS equity securities. The Company
financial instruments. The FASB also          does not currently report any of its financial liabilities under the
clarified guidance related to the valuation   fair value option.
allowance assessment when recognizing
deferred tax assets resulting from
unrealized losses on AFS debt securities.
The new guidance requires equity investments
in unconsolidated entities, except those
accounted for under the equity method, to be
measured at fair value through earnings,
thereby eliminating the AFS classification
for equity securities with readily
determinable fair values for which changes
in fair value currently were reported
in AOCI.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-15: STATEMENT OF CASH FLOWS (TOPIC 230)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance to simplify    Adoption of this guidance on January 1, 2018, did not have a
elements of cash flow classification. The     material impact on the Company's consolidated financial statements.
new guidance is intended to reduce diversity
in practice in how certain transactions are
classified in the statement of cash flows.
The new guidance requires application of a
retrospective transition method.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-07: COMPENSATION -- RETIREMENT BENEFITS (TOPIC 715)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance on the         On January 1, 2018, the Company adopted the change in the
presentation of net periodic pension and      income statement presentation utilizing the practical expedient for
post-retirement benefit costs that requires   determining the historical components of net benefit costs,
retrospective disaggregation of the service   resulting in no material impact to the consolidated financial
cost component from the other components of   statements. In addition, no changes to the Company's
net benefit costs on the income statement.    capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-09: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
-------------------------------------------------------------------------------------------------------------------
This ASU provides clarity and reduces both    Adoption of this amendment on January 1, 2018 did not have a
1) diversity in practice and 2) cost and      material impact on the Company's consolidated financial statements.
complexity when applying guidance in Topic
718, Compensation -- Stock Compensation, to
a change to the terms or conditions of a
share-based payment award.
-------------------------------------------------------------------------------------------------------------------

                                                    EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
------------------------------------------------------------------------------------------------------------------
ASU 2018-02: INCOME STATEMENT -- REPORTING COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that permits   The company early adopted the ASU effective October 1, 2018 and
entities to reclassify to retained earnings   recognized the impact in the period of adoption. As a result, the
tax effects "stranded" in AOCI resulting      company reclassified stranded effects resulting from the Tax Act of
from the change in federal tax rate enacted   2017 by decreasing AOCI and increasing retained earnings by
by the Tax Cuts and Jobs Act (the "Tax        $83 million.
Reform Act") on December 22, 2017. If
elected, the stranded tax effects for all
items must be reclassified in AOCI,
including, but not limited to, AFS
securities and employee benefits.
------------------------------------------------------------------------------------------------------------------
ASU 2018-14: COMPENSATION -- RETIREMENT BENEFITS -- DEFINED BENEFIT PLANS -- GENERAL (SUBTOPIC 715-20)
------------------------------------------------------------------------------------------------------------------
This ASU improves the effectiveness of        Effective for the year ended December 31, 2018 the Company disclosures related to defined benefit plans  early adopted new guidance that amends the disclosure guidance
in the notes to the financial statements.     for employee benefit plans, applied on a retrospective basis to all
The amendments in this ASU remove             periods presented. See Note 13 for additional information
disclosures that are no longer considered     regarding the Company's employee benefit plans.
cost beneficial, clarify the specific
requirements of disclosures, and add new,
relevant disclosure requirements.

   Future Adoption of New Accounting Pronouncements

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-17: CONSOLIDATION (TOPIC 810): TARGETED IMPROVEMENTS TO RELATED PARTY GUIDANCE FOR
VARIABLE INTEREST ENTITIES
---------------------------------------------------------------------------------------------------
This ASU provides guidance             Effective for fiscal years    Management currently is
requiring that indirect                beginning after December 15,  evaluating the impact that
interests held through                 2019, and interim periods     adoption of this guidance
related parties in common              within those fiscal years.    will have on the Company's
control arrangements be                Early adoption is permitted.  consolidated financial
considered on a proportional           All entities are required to  statements and
basis for determining whether          apply the amendments in this  related disclosures.
fees paid to decision makers           update retrospectively with a
and service providers are              cumulative-effect adjustment
variable interests.                    to retained earnings at the
                                       beginning of the earliest
                                       period presented.
---------------------------------------------------------------------------------------------------
ASU 2018-13: FAIR VALUE MEASUREMENT (TOPIC 820)
---------------------------------------------------------------------------------------------------
This ASU improves the                  Effective for fiscal years    Management currently is
effectiveness of fair value            beginning after December 15,  evaluating the impact of the
disclosures in the notes to            2019. Early adoption is       guidance on the Company's
financial statements.                  permitted, with the option to financial statement
Amendments in this ASU impact          early adopt amendments to     disclosures but has concluded
the disclosure requirements            remove or modify disclosures, that this guidance will not
in Topic 820, including the            with full adoption of         impact the Company's
removal, modification and              additional disclosure         consolidated financial
addition to existing                   requirements delayed until    position or results
disclosure requirements.               the stated effective date.    of operations.
                                       Amendments on changes in
                                       unrealized gains and losses,
                                       the range and weighted
                                       average of significant
                                       unobservable inputs used to
                                       develop Level 3 fair value
                                       measurements, and the
                                       narrative description of
                                       measurement uncertainty
                                       should be applied
                                       prospectively. All other
                                       amendments should be
                                       applied retrospectively.
---------------------------------------------------------------------------------------------------

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-12: FINANCIAL SERVICES -- INSURANCE (TOPIC 944)
---------------------------------------------------------------------------------------------------
This ASU provides targeted             Effective date for public     Management currently is
improvements to existing               business entities for fiscal  evaluating the impact that
recognition, measurement,              years and interim periods     adoption of this guidance
presentation, and disclosure           with those fiscal years,      will have on the Company's
requirements for                       beginning after December 31,  consolidated financial
long-duration contracts                2020. Early adoption          statements and related
issued by an insurance                 is permitted.                 disclosures. The Company has
entity. The ASU primarily                                            formed a project
impacts four key                       For the liability for future  implementation team to work
areas, including:                      policyholder benefits for     on compiling all significant
                                       traditional and limited       information needed to assess
Measurement of the liability           payment contracts, companies  the impact of the new
for future policy benefits             can elect one of two adoption guidance, including changes
for traditional and limited            methods. Companies can either to system requirements and
payment contracts. The ASU             elect a modified              internal controls. The
requires companies to review,          retrospective transition      Company expects adoption of
and if necessary update, cash          method applied to contracts   the ASU will have a
flow assumptions at least              in force as of the beginning  significant impact on its
annually for                           of the earliest period        consolidated financial
non-participating traditional          presented on the basis of     condition, results of
and limited-payment insurance          their existing carrying       operations, cash flows and
contracts. Interest rates              amounts, adjusted for the     required disclosures, as well
used to discount the                   removal of any related        as processes and controls.
liability will need to be              amounts in AOCI or a full
updated quarterly using an             retrospective transition
upper medium grade (low                method using actual
credit risk) fixed-income              historical experience
instrument yield.                      information as of contract
                                       inception. The same adoption
Measurement of market risk             method must be used for
benefits ("MRBs"). MRBs, as            deferred acquisition costs.
defined under the ASU, will
encompass certain GMxB                 For MRBs, the ASU should be
features associated with               applied retrospectively as of
variable annuity products and          the earliest period presented
other general account                  by a retrospective
annuities with other than              application to all prior
nominal market risk. The ASU           periods.
requires MRBs to be measured
at fair value with changes in          For deferred acquisition
value attributable to changes          costs, companies can elect
in instrument-specific credit          one of two adoption
risk recognized in OCI.                methods. Companies can either
                                       elect a modified
Amortization of deferred               retrospective transition
acquisition costs. The ASU             method applied to contracts
simplifies the amortization            in force as of the beginning
of deferred acquisition costs          of the earliest period
and other balances amortized           presented on the basis of
in proportion to premiums,             their existing carrying
gross profits, or gross                amounts, adjusted for the
margins, requiring such                removal of any related
balances to be amortized on a          amounts in AOCI or a full
constant level basis over the          retrospective transition
expected term of the                   method using actual
contracts. Deferred costs              historical experience
will be required to be                 information as of contract
written off for unexpected             inception. The same adoption
contract terminations but              method must be used for the
will not be subject to                 liability for future
impairment testing.                    policyholder benefits for
                                       traditional and limited
Expanded footnote                      payment contracts.
disclosures. The ASU requires
additional disclosures
including disaggregated
rollforwards of beginning to
ending balances of the
liability for future policy
benefits, policyholder
account balances, MRBs,
separate account liabilities
and deferred acquisition
costs. Companies will also be
required to disclose
information about significant
inputs, judgements,
assumptions and methods used
in measurement.
---------------------------------------------------------------------------------------------------


                                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION            SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------------------
ASU 2018-07: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for public business              The Company has granted
guidance that largely aligns           entities for fiscal years                  share-based payment awards
the accounting for                     beginning after December 15,               only to employees as defined
share-based payment awards             2018, including interim                    by accounting guidance and
issued to employees and                periods, with early                        does not expect this guidance
non-employees.                         adoption permitted.                        will have a material impact
                                                                                  on its consolidated
                                                                                  financial statements.
---------------------------------------------------------------------------------------------------------------
ASU 2017-12: DERIVATIVES AND HEDGING (TOPIC 815)
---------------------------------------------------------------------------------------------------------------
The amendments in this ASU             Effective for fiscal years                 Management does not expect
better align an entity's risk          beginning after December 15,               this guidance will have a
management activities and              2018 and interim periods                   material impact on the
financial reporting for                within those fiscal years,                 Company's consolidated
hedging relationships through          with early adoption                        financial statements.
changes to both the                    permitted. The effect of
designation and measurement            adoption should be reflected
guidance for qualifying                as of the beginning of the
hedging relationships and the          fiscal year of adoption.
presentation of hedge results.
---------------------------------------------------------------------------------------------------------------
ASU 2017-08: RECEIVABLES -- NONREFUNDABLE FEES AND OTHER COSTS (SUBTOPIC 310-20)
---------------------------------------------------------------------------------------------------------------
This ASU requires certain              Effective for interim and                  Management does not expect
premiums on callable debt              annual periods beginning                   this guidance will have a
securities to be amortized to          after December 15, 2018, with              material impact on the
the earliest call date and is          early adoption permitted and               Company's consolidated
intended to better align               is to be applied on a                      financial statements.
interest income recognition            modified retrospective basis.
with the manner in which
market participants price
these instruments.
---------------------------------------------------------------------------------------------------------------
ASU 2016-13: FINANCIAL INSTRUMENTS -- CREDIT LOSSES (TOPIC 326)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for fiscal years                 Management currently is
guidance which introduces an           beginning after December 15,               evaluating the impact that
approach based on expected             2019, including interim                    adoption of this guidance
losses to estimate credit              periods within those fiscal                will have on the Company's
losses on certain types of             years. Early adoption is                   consolidated financial
financial instruments. It              permitted for fiscal years                 statements. Although early
also modifies the impairment           beginning after December 15,               adoption is permitted, the
model for available-for-sale           2018, including interim                    Company expects to adopt ASU
debt securities and provides           periods within those fiscal                2016-13 when it becomes
for a simplified accounting            years. These amendments                    effective for the Company on
model for purchased financial          should be applied through a                January 1, 2020.
assets with credit                     cumulative-effect adjustment
deterioration since                    to retained earnings as of
their origination.                     the beginning of the first
                                       reporting period in which the
                                       guidance is effective.
---------------------------------------------------------------------------------------------------------------
ASU 2016-02: LEASES (TOPIC 842)
---------------------------------------------------------------------------------------------------------------
This ASU contains revised              Effective for fiscal years                 The Company adopted ASU
guidance to lease accounting           beginning after December 15,               2016-02, as well as other
that will require lessees to           2018, including interim                    related clarifications and
recognize on the balance               periods within those fiscal                interpretive guidance issued
sheet a "right-of-use" asset           years, for public business                 by the FASB effective
and a lease liability for              entities. Early application                January 1, 2019. The Company
virtually all lease                    is permitted. Lessees and                  has identified its
arrangements, including those          lessors are required to apply              significant existing leases,
embedded in other contracts.           a modified retrospective                   which primarily include real
Lessor accounting will remain          transition approach, which                 estate leases for office
substantially unchanged from           includes optional practical                space, that will be impacted
the current model but has              expedients that entities may               by the new guidance. The
been updated to align with             elect to apply. In July 2018,              Company's adoption of this
certain changes made to the            the FASB issued ASU 2018-11                guidance is expected to
lessee model.                          which allows for an                        result in a material impact
                                       additional transition method.              on the consolidated balance
                                       The Company will adopt the                 sheets, however it will not
                                       standard utilizing the                     have a material impact on the
                                       additional transition method,              Consolidated Statement of
                                       which allows entities to                   Income (Loss). The Company's
                                       initially apply the new                    adoption of this guidance
                                       leases standard at the                     will result in the
                                       adoption date.                             recognition, as of January 1,
                                                                                  2019, of additional right of
                                                                                  use (RoU) operating lease
                                                                                  assets ranging from
                                                                                  $300 million to $400 million
                                                                                  and operating lease
                                                                                  liabilities ranging from
                                                                                  $400 million to $500 million,
                                                                                  respectively.
                                                                                  The adoption of this standard
                                                                                  will not have a significant
                                                                                  impact on opening
                                                                                  retained earnings.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"), net of policy related amounts and deferred income taxes. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2018, 2017 and 2016 the carrying value of COLI was $873 million, $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities". The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block's policyholders' dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC is amortized to Amortization of deferred policy acquisition costs of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   AMORTIZATION POLICY

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a Reversion to the Mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2018, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% ((2.3)% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2018, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the

   Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

   Amounts currently recoverable under reinsurance agreements are included in Amounts due from reinsurers and amounts currently payable are included in Amounts due to reinsurers. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, Policy charges and fee income and Policyholders' benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

   For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are also reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("GMIBNLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses ("PFBL") using a dynamic approach that changes over time as the projection of future losses change.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities' fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

   Separate Accounts

   Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings
   (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2018, 2017 and 2016, investment results of such Separate Accounts were losses of $7.2 billion, and gains of $16.7 billion and $8.2 billion, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other trading in the consolidated balance sheets.

   Broker-Dealer Revenues, Receivables and Payables

   AXA Advisors and certain of the Company's other subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company's consolidated statement of income
   (loss).

   Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Long-Term Debt

   Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss). See Note 11 for additional information regarding long-term debt.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT, ADVISORY AND SERVICE FEES

   Reported as Investment management and service fees in the Company's consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") as well as certain asset-based fees associated with insurance contracts.

   AXA Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management ("AUM"), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

   Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

   DISTRIBUTION SERVICES

   Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

   Most open-end management investment companies, such as U.S. funds and the EQAT and VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares ("12b-1 Fees"). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

   The Company records 12b-1 fees monthly based upon a percentage of the net asset value ("NAV") of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

   OTHER REVENUES

   Also reported as Investment management and service fees in the Company's consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

   OTHER INCOME

   Revenues from contracts with customers reported as Other Income in the Company's consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company's subsidiary broker-dealer operations and sales commissions from the Company's general agent for the distribution of non-affiliate insurers' life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

   Discontinued Operations

   The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. The results of AB are reflected in the Company's consolidated financial statements as discontinued operations and, therefore, are presented as assets and liabilities of disposed subsidiary on the consolidated balance sheets and net income (loss) from discontinued operations, net of taxes and noncontrolling interest on the consolidated statements of income
   (loss). Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

   Assumption Updates and Model Changes

   In 2018, the Company began conducting its annual review of our assumptions and models during the third quarter, consistent with industry practice. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets ("DSI"). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

   The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders' benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million.

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long-term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long-term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased Policyholders' benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves;
   (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the Amortization of DAC by $193 million, increased Policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   Revision of Prior Year Financial Statements

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements of any period. However, in order to improve the consistency and comparability of the financial statements, management revised the consolidated statements of cash flows for the year ended December 31, 2017. See Note 21 for further information.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification.

   The reclassification adjustments for the years ended December 31, 2017 and 2016 are presented in the table below. Capitalization of DAC reclassified to Compensation and benefits, Commissions and distribution plan payments, and Other operating costs and expenses reduced the amounts previously reported in those expense line items, while the capitalization of DAC reclassified from the Amortization of deferred policy acquisition costs line item increases that expense line item.

                                                          Years Ended December 31,
                                                        ----------------------------
                                                             2017           2016
                                                        --------------- ------------
                                                               (in millions)
REDUCTIONS TO EXPENSE LINE ITEMS:
  Compensation and benefits............................ $           128 $        128
  Commissions and distribution plan payments...........             443          460
  Other operating costs and expenses...................               7            6
                                                        --------------- ------------
   Total reductions.................................... $           578 $        594
                                                        =============== ============
INCREASE TO EXPENSE LINE ITEM:
                                                        --------------- ------------
  Amortization of deferred policy acquisition costs.... $           578 $        594
                                                        =============== ============

3) INVESTMENTS

   Fixed Maturities

   The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of "Financial
   Instruments -- Recognition and Measurement of Financial Assets and Financial Liabilities" (ASU 2016-01) on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED                 OTTI
                                                COST        GAINS        LOSSES    FAIR VALUE  IN AOCI/(4)/
                                              ---------- ------------- ----------- ----------- ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   26,690 $         385 $       699 $    26,376 $         --
  U.S. Treasury, government and agency.......     13,646           143         454      13,335           --
  States and political subdivisions..........        408            47           1         454           --
  Foreign governments........................        515            17          13         519           --
  Residential mortgage-backed/(2)/...........        193             9          --         202           --
  Asset-backed/(3)/..........................        600             1          11         590            2
  Redeemable preferred stock.................        440            16          17         439           --
                                              ---------- ------------- ----------- ----------- ------------

TOTAL AT DECEMBER 31, 2018................... $   42,492 $         618 $     1,195 $    41,915 $          2
                                              ========== ============= =========== =========== ============

December 31, 2017:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   20,596 $         942 $        56 $    21,482 $         --
  U.S. Treasury, government and agency.......     12,644           676         185      13,135           --
  States and political subdivisions..........        414            67          --         481           --
  Foreign governments........................        387            27           5         409           --
  Residential mortgage-backed/(2)/...........        236            15          --         251           --
  Asset-backed/(3)/..........................         93             3          --          96            2
  Redeemable preferred stock.................        461            44           1         504           --
                                              ---------- ------------- ----------- ----------- ------------
   Total Fixed Maturities....................     34,831         1,774         247      36,358            2

Equity securities............................        157            --          --         157           --
                                              ---------- ------------- ----------- ----------- ------------

Total at December 31, 2017................... $   34,988 $       1,774 $       247 $    36,515 $          2
                                              ========== ============= =========== =========== ============

   --------
   /(1)/Corporate fixed maturities include both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
   /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(4)/Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         CONTRACTUAL MATURITIES OF AVAILABLE-FOR-SALE FIXED MATURITIES

                                                        AMORTIZED
                                                          COST     FAIR VALUE
                                                        ---------- ----------
                                                            (IN MILLIONS)
DECEMBER 31, 2018:
Due in one year or less................................ $    2,085 $    2,090
Due in years two through five..........................      8,087      8,141
Due in years six through ten...........................     14,337     14,214
Due after ten years....................................     16,750     16,239
                                                        ---------- ----------
   Subtotal............................................     41,259     40,684
Residential mortgage-backed securities.................        193        202
Asset-backed securities................................        600        590
Redeemable preferred stock.............................        440        439
                                                        ---------- ----------
TOTAL AT DECEMBER 31, 2018............................. $   42,492 $   41,915
                                                        ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities for the years ended December 31, 2018, 2017 and 2016:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------
                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
Proceeds from sales............................... $   7,136  $   7,232  $   4,324
                                                   =========  =========  =========
Gross gains on sales.............................. $     145  $      98  $     111
                                                   =========  =========  =========
Gross losses on sales............................. $    (103) $    (211) $     (58)
                                                   =========  =========  =========
Total OTTI........................................ $     (37) $     (13) $     (65)
Non-credit losses recognized in OCI...............        --         --         --
                                                   ---------  ---------  ---------
Credit losses recognized in net income (loss)..... $     (37) $     (13) $     (65)
                                                   =========  =========  =========

   The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                          2018      2017
                                                        --------  --------
                                                           (IN MILLIONS)
Balances at January 1,................................. $    (10) $   (190)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold.......................        1       193
Recognized impairments on securities impaired to fair
  value this period/(1)/...............................       --        --
Impairments recognized this period on securities not
  previously impaired..................................      (37)      (13)
Additional impairments this period on securities
  previously impaired..................................       --        --
Increases due to passage of time on previously
  recorded credit losses...............................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows.....................       --        --
                                                        --------  --------
Balances at December 31,............................... $    (46) $    (10)
                                                        ========  ========

   --------
   /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                             AS OF DECEMBER 31,
                                                            --------------------
                                                              2018       2017
                                                            --------  ----------
                                                               (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss.......................................... $     --  $        1
   All other...............................................     (577)      1,526
                                                            --------  ----------
Net Unrealized Gains (Losses).............................. $   (577) $    1,527
                                                            ========  ==========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturities on which an OTTI loss has been recognized and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                               AOCI GAIN
                                                                                                                 (LOSS)
                                               NET UNREALIZED                                   DEFERRED       RELATED TO
                                                   GAINS                                         INCOME      NET UNREALIZED
                                                (LOSSES) ON                   POLICYHOLDERS'    TAX ASSET      INVESTMENT
                                                INVESTMENTS         DAC        LIABILITIES     (LIABILITY)   GAINS (LOSSES)
                                              ---------------  ------------  ---------------  ------------  ----------------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $             1  $          1  $            (1) $         (5) $             (4)
Net investment gains (losses) arising during
  the period.................................              (1)           --               --            --                (1)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --            (1)              --            --                (1)
   Deferred income taxes.....................              --            --               --             5                 5
   Policyholders' liabilities................              --            --                1            --                 1
                                              ---------------  ------------  ---------------  ------------  ----------------
BALANCE, DECEMBER 31, 2018................... $            --  $         --  $            --  $         --  $             --
                                              ===============  ============  ===============  ============  ================

Balance, January 1, 2017..................... $            19  $         (1) $           (10) $         (3) $              5
Net investment gains (losses) arising during
  the period.................................             (18)           --               --            --               (18)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --             2               --            --                 2
   Deferred income taxes.....................              --            --               --            (2)               (2)
   Policyholders' liabilities................              --            --                9            --                 9
                                              ---------------  ------------  ---------------  ------------  ----------------
Balance, December 31, 2017................... $             1  $          1  $            (1) $         (5) $             (4)
                                              ===============  ============  ===============  ============  ================

   --------
  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                     AOCI GAIN (LOSS)
                                               UNREALIZED                                    DEFERRED         RELATED TO
                                                  GAINS                                       INCOME        NET UNREALIZED
                                               (LOSSES) ON                 POLICYHOLDERS'    TAX ASSET        INVESTMENT
                                               INVESTMENTS       DAC        LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  -----------  ---------------  -------------  -----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $       1,526  $      (315) $          (232) $        (300) $             679
Net investment gains (losses) arising during
  the period.................................        (2,098)          --               --             --             (2,098)
Reclassification adjustment:
   Included in Net income (loss).............            (5)          --               --             --                 (5)
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --          354               --             --                354
   Deferred income taxes/(2)/................            --           --               --            425                425
   Policyholders' liabilities................            --           --              177             --                177
                                              -------------  -----------  ---------------  -------------  -----------------
BALANCE, DECEMBER 31, 2018................... $        (577) $        39  $           (55) $         125  $            (468)
                                              =============  ===========  ===============  =============  =================

Balance, January 1, 2017..................... $         428  $      (104) $          (188) $         (47) $              89
Net investment gains (losses) arising during
  the period.................................         1,085           --               --             --              1,085
Reclassification adjustment:
   Included in Net income (loss).............            13           --               --             --                 13
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         (211)              --             --               (211)
   Deferred income taxes.....................            --           --               --           (253)              (253)
   Policyholders' liabilities................            --           --              (44)            --                (44)
                                              -------------  -----------  ---------------  -------------  -----------------
Balance, December 31, 2017................... $       1,526  $      (315) $          (232) $        (300) $             679
                                              =============  ===========  ===============  =============  =================

   --------
  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
  /(2)/Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

   The following tables disclose the fair values and gross unrealized losses of the 1,471 issues at December 31, 2018 and the 620 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate.................................. $    8,369 $      306 $    6,161 $      393 $   14,530 $      699
  U.S. Treasury, government and agency.......      2,636         68      3,154        386      5,790        454
  States and political subdivisions..........         --         --         19          1         19          1
  Foreign governments........................        109          3         76         10        185         13
  Residential mortgage-backed................         --         --         13         --         13         --
  Asset-backed...............................        558         11          6         --        564         11
  Redeemable preferred stock.................        160         12         31          5        191         17
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $   11,832 $      400 $    9,460 $      795 $   21,292 $    1,195
                                              ========== ========== ========== ========== ========== ==========
December 31, 2017:
------------------
Fixed Maturities:
  Corporate.................................. $    2,102 $       17 $    1,163 $       39 $    3,265 $       56
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Residential mortgage-backed................         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $    4,315 $       23 $    4,255 $      224 $    8,570 $      247
                                              ========== ========== ========== ========== ========== ==========

   The Company's investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2018 and 2017 were $210 million and $182 million, respectively.

   Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018 and 2017, respectively, approximately $1,228 million and $1,309 million, or 2.9% and 3.8%, of the $42,492 million and $34,831 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized (losses) and gains of $(30) million and $5 million at December 31, 2018 and 2017, respectively.

   At December 31, 2018 and 2017, respectively, the $795 million and
   $224 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2018 or 2017. At December 31, 2018, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2018, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

   At December 31, 2018 and 2017, respectively, the fair value of the Company's trading account securities was $15,166 million and $12,277 million. Also at December 31, 2018 and 2017, respectively, trading account securities included the General Account's investment in Separate Accounts, which had carrying values of $48 million and $49 million.

   Mortgage Loans

   The payment terms of mortgage loans may from time to time be restructured or modified.

   At December 31, 2018 and 2017, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $19 million and $19 million, respectively.

   VALUATION ALLOWANCES FOR MORTGAGE LOANS:

   The change in the valuation allowance for credit losses for commercial mortgage loans during the years ended December 31, 2018, 2017 and 2016 was as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                              ------------------------------------
                                                  2018        2017         2016
                                              -----------  ----------- -----------
                                                          (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $         8  $         8 $         6
   Charge-offs...............................          --           --          --
   Recoveries................................          (1)          --          (2)
   Provision.................................          --           --           4
                                              -----------  ----------- -----------
Ending Balance, December 31,................. $         7  $         8 $         8
                                              ===========  =========== ===========

Ending Balance, December 31,.................
   Individually Evaluated for Impairment..... $         7  $         8 $         8
                                              ===========  =========== ===========

   There were no allowances for credit losses for agricultural mortgage loans in 2018, 2017 and 2016.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2018 and 2017. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS

                                                      DEBT SERVICE COVERAGE RATIO/(1)/
                                              -------------------------------------------------
                                                                                          LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO 1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X    1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- -------- ------- ------- ------ --------
                                                                    (IN MILLIONS)
DECEMBER 31, 2018:
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     780 $    21 $    247  $   24 $    -- $   -- $  1,072
  50% - 70%..................................     4,908     656    1,146     325     151     --    7,186
  70% - 90%..................................       260      --      117     370      98     --      845
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   5,948 $   677 $  1,510  $  746 $   249 $   -- $  9,130
                                              ========= ======= ========  ====== ======= ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     282 $   147 $    267  $  543 $   321 $   51 $  1,611
  50% - 70%..................................       112      46      246     379     224     31    1,038
  70% - 90%..................................        --      --       --      19      27     --       46
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     394 $   193 $    513  $  941 $   572 $   82 $  2,695
                                              ========= ======= ========  ====== ======= ====== ========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $   1,062 $   168 $    514  $  567 $   321 $   51 $  2,683
  50% - 70%..................................     5,020     702    1,392     704     375     31    8,224
  70% - 90%..................................       260      --      117     389     125     --      891
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Mortgage Loans......................... $   6,342 $   870 $  2,023  $1,687 $   821 $   82 $ 11,825
                                              ========= ======= ========  ====== ======= ====== ========

December 31, 2017:
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     742 $    -- $    320  $   74 $    -- $   -- $  1,136
  50% - 70%..................................     4,088     682    1,066     428     145     --    6,409
  70% - 90%..................................       169     110      196     272      50     --      797
  90% plus...................................        --      --       27      --      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   4,999 $   792 $  1,609  $  774 $   195 $   -- $  8,369
                                              ========= ======= ========  ====== ======= ====== ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     272 $   149 $    275  $  515 $   316 $   30 $  1,557
  50% - 70%..................................       111      46      227     359     221     49    1,013
  70% - 90%..................................        --      --       --       4      --     --        4
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     383 $   195 $    502  $  878 $   537 $   79 $  2,574
                                              ========= ======= ========  ====== ======= ====== ========

                                                      Debt Service Coverage Ratio/(1)/
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- ---------
                                                                     (in millions)

Total Mortgage Loans/(1)/
  0% - 50%...................................  $  1,014  $  149 $    595 $    589  $  316 $  30 $   2,693
  50% - 70%..................................     4,199     728    1,293      787     366    49     7,422
  70% - 90%..................................       169     110      196      276      50    --       801
  90% plus...................................        --      --       27       --      --    --        27
                                               --------  ------ -------- --------  ------ ----- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $  2,111 $  1,652  $  732 $  79 $  10,943
                                               ========  ====== ======== ========  ====== ===== =========

   --------
  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2018 and 2017, respectively:

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                      RECORDED
                                                                                                     INVESTMENT
                                                                                                     90 DAYS OR
                                                               90                           TOTAL       MORE
                                               30-59  60-89   DAYS                        FINANCING     AND
                                               DAYS   DAYS   OR MORE  TOTAL    CURRENT   RECEIVABLES  ACCRUING
                                              ------- ------ ------- -------- ---------- ----------- -----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------

  Commercial................................. $    -- $   -- $    27 $     27 $    9,103 $     9,130 $        --
  Agricultural...............................      18      8      42       68      2,627       2,695          40
                                              ------- ------ ------- -------- ---------- ----------- -----------
TOTAL MORTGAGE LOANS......................... $    18 $    8 $    69 $     95 $   11,730 $    11,825 $        40
                                              ======= ====== ======= ======== ========== =========== ===========

December 31, 2017:
------------------

  Commercial................................. $    27 $   -- $    -- $     27 $    8,342 $     8,369 $        --
  Agricultural...............................      49      3      22       74      2,500       2,574          22
                                              ------- ------ ------- -------- ---------- ----------- -----------
Total Mortgage Loans......................... $    76 $    3 $    22 $    101 $   10,842 $    10,943 $        22
                                              ======= ====== ======= ======== ========== =========== ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2018 and 2017, respectively:

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                              INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- --------- --------------  ----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2018:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other.........  $      -- $      -- $      -- $           --   $      --
  Agricultural mortgage loans................          2         2        --             --          --
                                               --------- --------- --------- --------------   ---------
TOTAL........................................  $       2 $       2 $      -- $           --   $      --
                                               ========= ========= ========= ==============   =========

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (7) $           27  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       27 $       31 $       (7) $           27  $       --
                                              ========== ========== ==========  ==============  ==========

December 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (8) $           27  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       27 $       31 $       (8) $           27  $        2
                                              ========== ========== ==========  ==============  ==========

   --------
  /(1)/Represents a five-quarter average of recorded amortized cost.

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

   DERIVATIVES UTILIZED TO HEDGE EXPOSURE TO VARIABLE ANNUITIES WITH GUARANTEE FEATURES

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   DERIVATIVES UTILIZED TO HEDGE CREDITING RATE EXPOSURE ON SCS, SIO, MSO AND IUL PRODUCTS/INVESTMENT OPTIONS

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   DERIVATIVES USED FOR GENERAL ACCOUNT INVESTMENT PORTFOLIO

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2018, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,690 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2018 is approximately $24 million, representing the fair value of the total return swap contracts.

   DERIVATIVES USED TO HEDGE CURRENCY FLUCTUATIONS ON AFFILIATED LOANS

   The Company uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company had a currency swap contract with AXA to hedge foreign exchange exposure from affiliated loans, which matured in March 2018.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                             AT DECEMBER 31, 2018

                                                             FAIR VALUE
                                                      ------------------------
                                                                               GAINS (LOSSES)
                                            NOTIONAL     ASSET      LIABILITY    REPORTED IN
                                             AMOUNT   DERIVATIVES  DERIVATIVES EARNINGS (LOSS)
                                            --------- ------------ ----------- ---------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES/(1)(4)/:
Equity contracts:
  Futures.................................. $  10,411 $         -- $        -- $           550
  Swaps....................................     7,697          140         168             675
  Options..................................    21,698        2,119       1,163            (899)
Interest rate contracts:
  Swaps....................................    27,003          632         194            (456)
  Futures..................................    11,448           --          --             118
Credit contracts:
  Credit default swaps.....................     1,282           17          --              (3)
Other freestanding contracts:
  Foreign currency contracts...............     2,097           27          14               6
  Margin...................................        --            7           5              --
  Collateral...............................        --            3       1,564              --

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(4)/..........        --        1,991          --          (1,068)
  GMxB derivative features
   liability/(2)(4)/.......................        --           --       5,431            (786)
  SCS, SIO, MSO and IUL indexed
   features/(3)(4)/........................        --           --         687             853
                                            --------- ------------ ----------- ---------------
   Balances, December 31, 2018............. $  81,636 $      4,936 $     9,226 $        (1,010)
                                            ========= ============ =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and IUL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                             At December 31, 2017

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (in millions)
Freestanding Derivatives/(1)(4)/:
Equity contracts:
  Futures.................................... $  2,950 $        --  $       -- $          (655)
  Swaps......................................    4,587           3         125            (842)
  Options....................................   20,630       3,334       1,426           1,203

                                                                   Fair Value
                                                             -----------------------
                                                                                     Gains (Losses)
                                                   Notional     Asset     Liability    Reported In
                                                    Amount   Derivatives Derivatives Earnings (Loss)
                                                   --------- ----------- ----------- ---------------
                                                                     (in millions)
Interest rate contracts:
  Swaps........................................... $  18,988 $       319 $       190 $           655
  Futures.........................................    11,032          --          --             125
Credit contracts:
  Credit default swaps............................     2,057          34           2              21
Other freestanding contracts:
  Foreign currency contracts......................     1,297          11           2             (38)
  Margin..........................................        --          18          --              --
  Collateral......................................        --           3       1,855              --

Embedded Derivatives:
  GMIB reinsurance contracts/(4)/.................        --      10,488          --              69
  GMxB derivative features liability/(2)(4)/......        --          --       4,256           1,592
  SCS, SIO, MSO and IUL indexed features/(3)(4)/..        --          --       1,698          (1,236)
                                                   --------- ----------- ----------- ---------------
   Balances, December 31, 2017.................... $  61,541 $    14,210 $     9,554 $           894
                                                   ========= =========== =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and UIL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   Equity-Based and Treasury Futures Contracts Margin

   All outstanding equity-based and treasury futures contracts at December 31, 2018 are exchange-traded and net settled daily in cash. At December 31, 2018, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $245 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $70 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $25 million.

   Collateral Arrangements

   The Company generally has executed a Credit Support Annex ("CSA") under the International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") it maintains with each of its over-the-counter ("OTC") derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2018 and 2017, respectively, the Company held $1,564 million and $1,855 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $3 million and $3 million at December 31, 2018 and 2017, respectively, in the normal operation of its collateral arrangements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2018 and 2017, the balance outstanding under securities repurchase transactions was $573 million and $1,887 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Obligations under Funding Agreements" in Note 17 -- Commitments and Contingent Liabilities.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2018:

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2018

                                                              GROSS
                                                GROSS         AMOUNT        NET AMOUNT
                                                AMOUNT    OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ----------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     2,946  $       2,912 $             34
  Other financial instruments................       1,520             --            1,520
                                              -----------  ------------- ----------------
   Other invested assets..................... $     4,466  $       2,912 $          1,554
                                              ===========  ============= ================
LIABILITIES
  Total Derivatives.......................... $     3,109  $       2,912 $            197
  Other financial liabilities................       1,263             --            1,263
                                              -----------  ------------- ----------------
   Other liabilities......................... $     4,372  $       2,912 $          1,460
                                              ===========  ============= ================
  Securities sold under agreement to
   repurchase/(1)/........................... $       571  $          -- $            571
                                              ===========  ============= ================

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2018.

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2018

                                               NET AMOUNT  COLLATERAL (RECEIVED)/HELD
                                              PRESENTED IN ------------------------
                                              THE BALANCE   FINANCIAL                    NET
                                                 SHEETS    INSTRUMENTS    CASH/(3)/     AMOUNT
                                              ------------ -----------   -----------  ---------
                                                                (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $      1,397 $        --   $    (1,363) $      34
  Other financial instruments................        1,520          --            --      1,520
                                              ------------ -----------   -----------  ---------
   Other invested assets..................... $      2,917 $        --   $    (1,363) $   1,554
                                              ============ ===========   ===========  =========
LIABILITIES
  Total Derivatives.......................... $        197 $        --   $        --  $     197
  Other financial liabilities................        1,263          --            --      1,263
                                              ------------ -----------   -----------  ---------
   Other liabilities......................... $      1,460 $        --   $        --  $   1,460
                                              ============ ===========   ===========  =========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $        571 $      (588)  $        --  $     (17)
                                              ============ ===========   ===========  =========

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.
   /(2)/US Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                               DECEMBER 31, 2018

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90  GREATER THAN
                                               CONTINUOUS      DAYS     DAYS     90 DAYS        TOTAL
                                              -------------- --------- ------- ------------- -----------
                                                                    (IN MILLIONS)
Securities sold under agreement
  to repurchase/(1)/
  U.S. Treasury and agency securities........ $           -- $     571 $    -- $          -- $       571
                                              -------------- --------- ------- ------------- -----------
Total........................................ $           -- $     571 $    -- $          -- $       571
                                              ============== ========= ======= ============= ===========

   --------
   /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                               Gross
                                                 Gross         Amount         Net Amount
                                                 Amount    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (in millions)
Assets
  Total Derivatives.......................... $      3,740 $         3,614 $            126
  Other financial instruments................        1,704              --            1,704
                                              ------------ --------------- ----------------
   Other invested assets..................... $      5,444 $         3,614 $          1,830
                                              ============ =============== ================
Liabilities
  Total Derivatives.......................... $      3,614 $         3,614 $             --
  Other financial liabilities................        1,242              --            1,242
                                              ------------ --------------- ----------------
   Other liabilities......................... $      4,856 $         3,614 $          1,242
                                              ============ =============== ================
  Securities sold under agreement to
   repurchase/(1)/........................... $      1,882 $            -- $          1,882
                                              ============ =============== ================

   --------
   /(1)/Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                               Net Amount   Collateral (Received)/Held
                                              Presented in  ------------------------
                                              the Balance    Financial                    Net
                                                 Sheets     Instruments    Cash/(3)/     Amount
                                              ------------- ------------  -----------  -----------
                                                                 (in millions)
Assets
  Total derivatives.......................... $       1,954 $         --  $    (1,828) $       126
  Other financial instruments................         1,704           --           --        1,704
                                              ------------- ------------  -----------  -----------
   Other invested assets..................... $       3,658 $         --  $    (1,828) $     1,830
                                              ============= ============  ===========  ===========

                                               Net Amount    Collateral (Received)/Held
                                              Presented in  ---------------------------
                                              the Balance     Financial                    Net
                                                 Sheets      Instruments     Cash/(3)/    Amount
                                              ------------- -------------  ------------  --------
                                                                 (in millions)
Liabilities
  Other financial liabilities................ $       1,242 $          --  $         --  $  1,242
                                              ------------- -------------  ------------  --------
   Other liabilities......................... $       1,242 $          --  $         --  $  1,242
                                              ============= =============  ============  ========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $       1,882 $      (1,988) $        (21) $   (127)
                                              ============= =============  ============  ========

   --------
  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.
  /(2)/U.S. Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is included in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                             AT DECEMBER 31, 2017

                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                               Overnight and  Up to 30   30-90    Greater Than
                                                Continuous      days     days       90 days      Total
                                              --------------- -------- --------- -------------- --------
                                                                    (in millions)
Securities sold under agreement to
  repurchase/(1)/
  U.S. Treasury and agency securities........ $            -- $  1,882 $      -- $           -- $  1,882
                                              --------------- -------- --------- -------------- --------
Total........................................ $            -- $  1,882 $      -- $           -- $  1,882
                                              =============== ======== ========= ============== ========

   --------
   /(1)/Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                           YEARS ENDED DECEMBER 31
                                                        ----------------------------
                                                          2018      2017      2016
                                                        --------  --------  --------
                                                                (IN MILLIONS)
Fixed maturities....................................... $  1,540  $  1,365  $  1,418
Mortgage loans on real estate..........................      494       453       461
Real estate held for the production of income..........       (6)        2        --
Repurchase agreement...................................       --        --         1
Other equity investments...............................      123       169        55
Policy loans...........................................      201       205       210
Trading securities.....................................      128       258        64
Other investment income................................       69        54        16
                                                        --------  --------  --------
  Gross investment income (loss).......................    2,549     2,506     2,225
Investment expenses/(1)/...............................      (71)      (65)      (57)
                                                        --------  --------  --------
  Net Investment Income (Loss)......................... $  2,478  $  2,441  $  2,168
                                                        ========  ========  ========

   --------
  /(1)/Investment expenses includes expenses related to the management of the two buildings sold in 2016.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended December 31, 2018, 2017 and 2016:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2018    2017    2016
                                                       -------  ------  ------
                                                            (IN MILLIONS)
Net investment gains (losses) recognized during the
  period on securities held at the end of the period.. $  (174) $   63  $  (45)
Net investment gains (losses) recognized on
  securities sold during the period...................     (24)    (19)    (11)
                                                       -------  ------  ------
Unrealized and realized gains (losses) on trading
  securities..........................................    (198)     44     (56)
Interest and dividend income from trading securities..     326     214     120
                                                       -------  ------  ------
Net investment income (loss) from trading securities.. $   128  $  258  $   64
                                                       =======  ======  ======

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              -------  ---------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $     6  $    (130) $     (3)
Mortgage loans on real estate................      --          2        (2)
Other equity investments.....................      --          3        --
Other........................................      (2)        --        23
                                              -------  ---------  --------
Investment gains (losses), net............... $     4  $    (125) $     18
                                              =======  =========  ========

   For the years ended December 31, 2018, 2017 and 2016, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders' account balances totaled $3 million, $3 million and $4 million.

4) INTANGIBLE ASSETS

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $115 million and $96 million at December 31, 2018 and 2017, respectively, and is recorded in Other assets. Amortization of capitalized software in 2018, 2017 and 2016 was $35 million, $37 million and $42 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss). Amortization expense for capitalized software is expected to be approximately $43 million in 2019, $47 million in 2020, $47 million in 2021, $47 million in 2022 and $47 million in 2023.

5) CLOSED BLOCK

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Summarized financial information for the Company's Closed Block is as follows:

                                                         AS OF DECEMBER 31,
                                                        ---------------------
                                                           2018       2017
                                                        ---------- ----------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other................................... $    6,709 $    6,958
Policyholder' dividend obligation......................         --         19
Other liabilities......................................         47        271
                                                        ---------- ----------
Total Closed Block liabilities.........................      6,756      7,248
                                                        ---------- ----------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value
  (amortized cost of $ 3,680 and $3,923)...............      3,672      4,070
Mortgage loans on real estate, net of valuation
  allowance of $-- and $--.............................      1,824      1,720
Policy loans...........................................        736        781
Cash and other invested assets.........................         76        351
Other assets...........................................        179        182
                                                        ---------- ----------
Total assets designated to the Closed Block............      6,487      7,104
                                                        ---------- ----------
Excess of Closed Block liabilities over assets
  designated to the Closed Block.......................        269        144
Amounts included in Accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of
   policyholders' dividend obligation of $-- and $19...          8        138
                                                        ---------- ----------
  Maximum future income to be recognized from closed
   block assets and liabilities........................ $      277 $      282
                                                        ========== ==========

   The Company's Closed Block revenues and expenses follow:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
REVENUES:
Premiums and other income.................... $    194  $    224  $    212
Net investment income (loss).................      291       314       349
Investment gains (losses), net...............       (3)      (20)       (1)
                                              --------  --------  --------
  Total revenues.............................      482       518       560
                                              --------  --------  --------

                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------
                                                2018        2017        2016
                                             ----------  ----------  ----------
                                                        (IN MILLIONS)
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends....... $      471  $      537  $      522
Other operating costs and expenses..........          3           2           4
                                             ----------  ----------  ----------
  Total benefits and other deductions.......        474         539         526
                                             ----------  ----------  ----------
Net income, before income taxes.............          8         (21)         34
  Income tax (expense) benefit..............         (3)        (36)        (12)
                                             ----------  ----------  ----------
Net income (losses)......................... $        5  $      (57) $       22
                                             ==========  ==========  ==========

   A reconciliation of the Company's policyholders' dividend obligation follows:

                                                                DECEMBER 31,
                                                             ------------------
                                                               2018      2017
                                                             --------  --------
                                                                (IN MILLIONS)
Balance, beginning of year.................................. $     19  $     52
Unrealized investment gains (losses)........................      (19)      (33)
                                                             --------  --------
Balance, end of year........................................ $     --  $     19
                                                             ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred policy acquisition cost asset for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2018     2017     2016
                                              -------  -------  -------
                                                    (IN MILLIONS)
Balance, beginning of year................... $ 4,492  $ 5,025  $ 5,079
Capitalization of commissions, sales and
  issue expenses.............................     597      578      594
Amortization:
  Impact of assumptions updates and
   model changes.............................     165     (247)    (193)
All other....................................    (596)    (653)    (449)
                                              -------  -------  -------
  Total amortization.........................    (431)    (900)    (642)
                                              -------  -------  -------
Change in unrealized investment gains
  and losses.................................     353     (211)      (6)
                                              -------  -------  -------
Balance, end of year......................... $ 5,011  $ 4,492  $ 5,025
                                              =======  =======  =======

   Changes in the deferred asset for policyholder bonus interest credits for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    473  $    504  $    534
Policyholder bonus interest credits deferred.        4         6        13
Amortization charged to income...............      (51)      (37)      (43)
                                              --------  --------  --------
Balance, end of year......................... $    426  $    473  $    504
                                              ========  ========  ========

7) FAIR VALUE DISCLOSURES

   The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018

                                                LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
                                                ------- -------- ------- --------
                                                          (IN MILLIONS)
ASSETS
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $    -- $ 25,202 $ 1,174 $ 26,376
   U.S. Treasury, government and agency........      --   13,335      --   13,335
   States and political subdivisions...........      --      416      38      454
   Foreign governments.........................      --      519      --      519
   Residential mortgage-backed/(2)/............      --      202      --      202
   Asset-backed/(3)/...........................      --       71     519      590
   Redeemable preferred stock..................     163      276      --      439
                                                ------- -------- ------- --------
     Total fixed maturities,
       available-for-sale......................     163   40,021   1,731   41,915

                                               LEVEL 1   LEVEL 2  LEVEL 3    TOTAL
                                              --------- --------- -------- ---------
                                                          (IN MILLIONS)
  Other equity investments................... $      12 $      -- $     -- $      12
  Trading securities.........................       218    14,919       29    15,166
  Other invested assets:
   Short-term investments....................        --       412       --       412
   Assets of consolidated VIEs/VOEs..........        --        --       19        19
   Swaps.....................................        --       423       --       423
   Credit default swaps......................        --        17       --        17
   Options...................................        --       956       --       956
                                              --------- --------- -------- ---------
     Total other invested assets.............        --     1,808       19     1,827
Cash equivalents.............................     2,160        --       --     2,160
GMIB reinsurance contracts asset.............        --        --    1,991     1,991
Separate Accounts assets.....................   105,159     2,733      374   108,266
                                              --------- --------- -------- ---------
   Total Assets.............................. $ 107,712 $  59,481 $  4,144 $ 171,337
                                              ========= ========= ======== =========
LIABILITIES
GMxB derivative features' liability.......... $      -- $      -- $  5,431 $   5,431
SCS, SIO, MSO and IUL indexed
  features' liability........................        --       687       --       687
                                              --------- --------- -------- ---------
   Total Liabilities......................... $      -- $     687 $  5,431 $   6,118
                                              ========= ========= ======== =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 Level 1    Level 2   Level 3    Total
                                                ---------- --------- --------- ----------
                                                              (in millions)
Assets
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $       -- $  20,343 $   1,139 $   21,482
   U.S. Treasury, government and agency........         --    13,135        --     13,135
   States and political subdivisions...........         --       441        40        481
   Foreign governments.........................         --       409        --        409
   Residential mortgage-backed/(2)/............         --       251        --        251
   Asset-backed/(3)/...........................         --        88         8         96
   Redeemable preferred stock..................        180       324        --        504
                                                ---------- --------- --------- ----------
     Total fixed maturities,
       available-for-sale......................        180    34,991     1,187     36,358
  Other equity investments.....................         13        --        --         13
  Trading securities...........................        180    12,097        --     12,277
  Other invested assets........................
   Short-term investments......................         --       763        --        763
   Assets of consolidated VIEs/VOEs............         --        --        25         25
   Swaps.......................................         --        15        --         15
   Credit default swaps........................         --        33        --         33
   Options.....................................         --     1,907        --      1,907
                                                ---------- --------- --------- ----------
     Total other invested assets...............         --     2,718        25      2,743
Cash equivalents...............................      1,908        --        --      1,908
Segregated securities..........................         --         9        --          9
GMIB reinsurance contracts asset...............         --        --    10,488     10,488
Separate Accounts assets.......................    118,983     2,983       349    122,315
                                                ---------- --------- --------- ----------
   Total Assets................................ $  121,264 $  52,798 $  12,049 $  186,111
                                                ========== ========= ========= ==========

                                              Level 1  Level 2  Level 3    Total
                                              -------- ------- --------- ---------
                                                         (in millions)
Liabilities
GMxB derivative features' liability.......... $     -- $    -- $   4,256 $   4,256
SCS, SIO, MSO and IUL indexed
  features' liability........................       --   1,698        --     1,698
                                              -------- ------- --------- ---------
   Total Liabilities......................... $     -- $ 1,698 $   4,256 $   5,954
                                              ======== ======= ========= =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The fair values of the Company's public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   The net fair value of the Company's freestanding derivative positions as disclosed in Note 3 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company's AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   Certain Company products such as the SCS and EQUI-VEST variable annuity products, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6-year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   The Company's investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, asset-backed securities are classified as Level 3.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $184 million and $69 million at December 31, 2018 and 2017, respectively, to recognize incremental counterparty non-performance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's consolidated VIEs/VOEs hold investments that are classified as Level 3 and primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2018, 2017 and 2016 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               STATE AND                 COMMERCIAL
                                                               POLITICAL       FOREIGN   MORTGAGE-
                                                 CORPORATE    SUBDIVISIONS   GOVERNMENTS   BACKED   ASSET-BACKED
                                                -----------  --------------  ----------- ---------- ------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $     1,139  $           40  $        -- $       -- $          8
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............           7              --           --         --           (2)
     Investment gains (losses), net............          (8)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
  Subtotal.....................................          (1)             --           --         --           (2)
                                                -----------  --------------  ----------- ---------- ------------
Other comprehensive income (loss)..............         (20)             (1)          --         --           (7)
Purchases......................................         322              --           --         --          550
Sales..........................................        (321)             (1)          --         --          (30)
Transfers into Level 3/(1)/....................          83              --           --         --           --
Transfers out of Level 3/(1)/..................         (28)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
BALANCE, DECEMBER 31, 2018..................... $     1,174  $           38  $        -- $       -- $        519
                                                ===========  ==============  =========== ========== ============

                                                             STATE AND                   COMMERCIAL
                                                             POLITICAL       FOREIGN     MORTGAGE-     ASSET-
                                                CORPORATE   SUBDIVISIONS   GOVERNMENTS     BACKED      BACKED
                                                ---------  -------------  ------------  ------------  --------
                                                                         (IN MILLIONS)
Balance, January 1, 2017....................... $     845  $          42  $         --  $        349  $     24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --            --            (2)       --
     Investment gains (losses), net............         2             --            --           (63)       15
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         7             --            --           (65)       15
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         4             (1)           --            45        (9)
Purchases......................................       612             --            --            --        --
Sales..........................................      (331)            (1)           --          (329)      (21)
Transfers into Level 3/(1)/....................         7             --            --            --        --
Transfers out of Level 3/(1)/..................        (5)            --            --            --        (1)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2017..................... $   1,139  $          40  $         --  $         --  $      8
                                                =========  =============  ============  ============  ========

Balance, January 1, 2016....................... $     420  $          45  $          1  $        503  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         7             (2)           --            14         1
Purchases......................................       572             --            --            --        --
Sales..........................................      (142)            (1)           --           (87)       (8)
Transfers into Level 3/(1)/....................        25             --            --            --        --
Transfers out of Level 3/(1)/..................       (38)            --            (1)          (14)       (9)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2016..................... $     845  $          42  $         --  $        349  $     24
                                                =========  =============  ============  ============  ========

                                                                                                        GMXB
                                                REDEEMABLE                       GMIB      SEPARATE  DERIVATIVE
                                                PREFERRED    OTHER EQUITY     REINSURANCE  ACCOUNT    FEATURES
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS   LIABILITY
                                                ----------- ---------------  ------------  --------  ----------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $        -- $            25  $     10,488  $    349  $   (4,256)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --              --            --        26          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --              --          (972)       --        (296)
     Non-performance risk/(4)/.................          --              --           (96)       --        (490)
                                                ----------- ---------------  ------------  --------  ----------
  Subtotal.....................................          --              --        (1,068)       26        (786)
                                                ----------- ---------------  ------------  --------  ----------
Purchases/(2)/.................................          --              29            96         5        (403)
Sales/(3)/.....................................          --              --           (62)       (1)         14
Settlements....................................          --              --        (7,463)       (5)         --
Activity related to consolidated VIEs/ VOEs....          --              (6)           --        --          --
Transfers into Level 3/(1)/....................          --               5            --        --          --
Transfers out of Level 3/(1)/..................          --              (5)           --        --          --
                                                ----------- ---------------  ------------  --------  ----------
BALANCE, DECEMBER 31, 2018..................... $        -- $            48  $      1,991  $    374  $   (5,431)
                                                =========== ===============  ============  ========  ==========

                                                                                                        GMXB
                                                 REDEEMABLE                      GMIB      SEPARATE  DERIVATIVE
                                                 PREFERRED    OTHER EQUITY    REINSURANCE  ACCOUNT    FEATURES
                                                   STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                -----------  ---------------  -----------  --------  ----------
Balance, January 1, 2017....................... $         1   $           40  $    10,313  $    313  $   (5,473)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        29          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --           (6)       --       1,443
     Non-performance risk/(4)/.................          --               --           75        --         149
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --           69        29       1,592
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive............................
income(loss)...................................          (1)              --           --        --          --
Purchases/(2)/.................................          --               --          221        13        (381)
Sales/(3)/.....................................          --               --         (115)       (2)          6
Settlements....................................          --               --           --        (4)         --
Activity related to consolidated VIEs/ VOEs....          --              (15)          --        --          --
Transfers into level 3/(1)/....................          --               --           --        --          --
Transfers out of level 3/(1)/..................          --               --           --        --          --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2017..................... $        --   $           25  $    10,488  $    349  $   (4,256)
                                                ===========   ==============  ===========  ========  ==========

Balance, January 1, 2016....................... $        --   $            1  $    10,582  $    313  $   (5,266)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        19          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --         (242)       --        (126)
     Non-performance risk/(4)/.................          --               --          (20)       --         263
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --         (262)       19         137
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive income (loss)..............          --               (1)          --        --          --
Purchases/(2)/.................................           1               --          223        10        (348)
Sales/(3)/.....................................          --               --         (230)       --           4
Settlements....................................          --               --           --        (7)         --
Activities related to consolidated VIEs/ VOEs..          --               40           --        --          --
Transfers into level 3/(1)/....................          --               --           --         1          --
Transfers out of level 3/(1)/..................          --                            --       (23)         --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2016..................... $         1   $           40  $    10,313  $    313  $   (5,473)
                                                ===========   ==============  ===========  ========  ==========

   --------
  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/The Company's non-performance risk is recorded through Net derivative gains (losses).

   The table below details changes in unrealized gains (losses) for 2018, 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2018, 2017 and 2016 respectively.

                                                         EARNINGS (LOSS)
                                                ---------------------------------
                                                                  NET
                                                 INVESTMENT    DERIVATIVE
                                                    GAINS        GAINS
                                                (LOSSES), NET   (LOSSES)     OCI
                                                ------------- -----------  ------
                                                          (IN MILLIONS)
HELD AS OF DECEMBER 31, 2018:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $  (18)
     State and political subdivisions..........            --          --      (1)
     Asset-backed..............................            --          --      (7)
                                                ------------- -----------  ------
       Subtotal................................            --          --     (26)
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --      (1,068)     --
   Separate Accounts assets/(1)/...............            26          --      --
   GMxB derivative features liability..........            --        (786)     --
                                                ------------- -----------  ------
       Total................................... $          26 $    (1,854) $  (26)
                                                ============= ===========  ======
Held as of December 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $    4
     Commercial mortgage-backed................            --          --      45
     Asset-backed..............................            --          --      (9)
       Subtotal................................            --          --      40
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --          69      --
                                                ------------- -----------  ------
   Separate Accounts assets/(1)/...............            29          --      --
   GMxB derivative features liability..........            --       1,592      --
                                                ------------- -----------  ------
       Total................................... $          29 $     1,661  $   40
                                                ============= ===========  ======
Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $   11
     State and political subdivisions..........            --          --      (1)
     Commercial mortgage-backed................            --          --       9
     Asset-backed..............................            --          --       1
                                                ------------- -----------  ------
       Subtotal................................            --          --      20
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --        (262)     --
   Separate Accounts assets/(1)/...............            20          --      --
   GMxB derivative features liability..........            --         137      --
                                                ------------- -----------  ------
       Total................................... $          20 $      (125) $   20
                                                ============= ===========  ======

   --------
   /(1)/There is an investment expense that offsets this investment gain (loss).

   The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2018 and 2017, respectively.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2018

                                FAIR            VALUATION                 SIGNIFICANT                       WEIGHTED
                                VALUE           TECHNIQUE              UNOBSERVABLE INPUT         RANGE     AVERAGE
                                ------ ---------------------------- ------------------------  ------------- --------
                                                                   (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for- sale:
   Corporate................... $   93 Matrix pricing model            Spread over Benchmark  15 - 580 BPS  104 BPS

                                   881 Market comparable companies                    EBITDA  4.1X - 37.8X   12.1X
                                                                          multiples Discount  6.4% - 16.5%   10.7%
                                                                    rate Cash flow multiples  1.8X - 18.0X   11.4X
--------------------------------------------------------------------------------------------------------------------

Separate Accounts assets.......    352 Third party appraisal        Capitalization rate Exit      4.4%
                                                                              capitalization      5.6%
                                                                          rate Discount rate      6.5%

                                     1 Discounted cash flow                 Spread over U.S.
                                                                     Treasury curve Discount     248 BPS
                                                                                      factor      5.1%
--------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                                                      Lapse rates Withdrawal
  contract asset...............  1,991   Discounted cash flow              rates Utilization  1.0% - 6.27%
                                                                       rates Non-performance   0.0% - 8.0%
                                                                                        risk  0.0% - 16.0%
                                                                          Volatility rates -  74 - 159 BPS
                                                                            Equity Mortality  10.0% - 34.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.18%
                                                                     40 Ages 41 - 60 Ages 60  0.07% - 0.54%
                                                                                       - 115  0.42% - 42.0%
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMIBNLG........................  5,341 Discounted cash flow                  Non-performance     189 BPS
                                                                                  risk Lapse  0.8% - 26.2%
                                                                      rates Withdrawal rates  0.0% - 12.1%
                                                                     Annuitization Mortality  0.0% - 100.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.19%
                                                                     40 Ages 41 - 60 Ages 60  0.06% - 0.53%
                                                                                       - 115  0.41% - 41.2%
--------------------------------------------------------------------------------------------------------------------

GWBL/GMWB......................    130 Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 7.0%
                                                                    rates Volatility rates -   100% AFTER
                                                                                      Equity      DELAY
                                                                                              10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GIB............................   (48) Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 8.0%
                                                                    rates Volatility rates -  0.0% - 16.0%
                                                                                      Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GMAB...........................      7 Discounted cash flow           Lapse rates Volatility   1.0% - 5.7%
                                                                              rates - Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2017

                                Fair         Valuation                  Significant                           Weighted
                                Value        Technique               Unobservable Input             Range     Average
                               ------- ---------------------- --------------------------------- ------------- --------
                                                                (in millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 - 565 bps  125 bps

                                   789 Market comparable                       EBITDA multiples 5.3x - 27.9x   12.9x
                                         companies                                Discount rate 7.2% - 17.0%   11.1%
                                                                            Cash flow multiples 9.0x - 17.7x   13.1x
----------------------------------------------------------------------------------------------------------------------

Separate Accounts assets......     326 Third party appraisal                Capitalization rate     4.6%
                                                                       Exit capitalization rate      5.6%
                                                                                  Discount rate     6.6%

                                     1 Discounted cash flow
                                                                Spread over U.S. Treasury curve    243 bps
                                                                                Discount factor     4.4%
----------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                10,488 Discounted cash flow                         Lapse rates  1.0% - 6.3%
  contract asset..............                                                 Withdrawal rates  0.0% - 8.0%
                                                                         GMIB Utilization rates 0.0% - 16.0%
                                                                           Non-performance risk 5bps - 10bps
                                                                      Volatility rates - Equity 9.9% - 30.9%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.18%
                                                                                   Ages 41 - 60 0.07% - 0.54%
                                                                                  Ages 60 - 115 0.42% - 42.0%
----------------------------------------------------------------------------------------------------------------------

Liabilities:
GMIBNLG.......................   4,149 Discounted cash flow                Non-performance risk     1.0%
                                                                                    Lapse rates 0.8% - 26.2%
                                                                               Withdrawal rates 0.0% - 12.4%
                                                                              Utilization rates 0.0% - 16.0%
                                                                           NLG Forfeiture rates  0.6% - 2.1%
                                                                    Long-term equity volatility     20.0%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.19%
                                                                                   Ages 41 - 60 0.06% - 0.53%
                                                                                  Ages 60 - 115 0.41% - 41.2%
----------------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................     130 Discounted cash flow                         Lapse rates  0.9% - 5.7%
                                                                               Withdrawal rates  0.0% - 7.0%
                                                                              Utilization rates 0.0% - 16.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GIB...........................    (27) Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GMAB..........................       5 Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

   Excluded from the tables above at December 31, 2018 and 2017, respectively, are approximately $826 million and $392 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2018 and 2017, there were no Level 3 securities that were determined by application of a matrix-pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2018 and 2017, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2018 and 2017, primarily consist of a private real estate fund and mortgage loans. A third-party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

   The carrying values and fair values at December 31, 2018 and 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below.

                                                                     FAIR VALUE
                                               CARRYING  -----------------------------------
                                                VALUE    LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              ---------- -------- -------- -------- --------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
Mortgage loans on real estate................ $   11,818 $     -- $     -- $ 11,478 $ 11,478
Loans to affiliates..........................        600       --      603       --      603
Policyholders' liabilities:
  Investment contracts.......................      1,974       --       --    2,015    2,015
FHLBNY funding agreements....................      4,002       --    3,956       --    3,956
Policy loans.................................      3,267       --       --    3,944    3,944
Short-term and long-term debt................         --       --       --       --       --
Loans from affiliates........................        572       --      572       --      572
Separate Accounts liabilities................      7,406       --       --    7,406    7,406

December 31, 2017:
Mortgage loans on real estate................ $   10,935 $     -- $     -- $ 10,895 $ 10,895
Loans to affiliates..........................        703       --      700       --      700
Policyholders' liabilities:
  Investment contracts.......................      2,068       --       --    2,170    2,170
FHLBNY funding agreements....................      3,014       --    3,020       --    3,020
Policy loans.................................      3,315       --       --    4,210    4,210
Short-term and long-term debt................        203       --      202       --      202
Separate Accounts liabilities................      7,537       --       --    7,537    7,537

   As our COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures are determined by a third-party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper with short-term maturities and carrying value approximates fair value. The fair values for the Company's other long-term debt are determined by Bloomberg's evaluated pricing service, which uses direct observations or observed comparables. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values of the Company's funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

   Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   LIABILITIES FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES AND NO NLG FEATURE

   The change in the liabilities for variable annuity contracts with GMDB and GMIB features and no NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders' liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

CHANGE IN LIABILITY FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                                      AND
                                NO NLG FEATURE

             FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                    GMDB              GMIB
                                              ----------------  ----------------
                                               DIRECT   CEDED   DIRECT    CEDED
                                              -------  -------  ------  --------
                                                         (IN MILLIONS)

Balance at January 1, 2016................... $ 2,991  $(1,430) $3,886  $(10,575)
  Paid guarantee benefits....................    (357)     174    (281)      230
  Other changes in reserve...................     525     (302)    203        31
                                              -------  -------  ------  --------
Balance at December 31, 2016.................   3,159   (1,558)  3,808   (10,314)
  Paid guarantee benefits....................    (354)     171    (151)      115
  Other changes in reserve...................   1,249     (643)  1,097      (289)
                                              -------  -------  ------  --------
Balance at December 31, 2017.................   4,054   (2,030)  4,754   (10,488)
  Paid guarantee benefits....................    (394)      70    (153)       61
  Other changes in reserve...................     994    1,853    (860)    8,435
                                              -------  -------  ------  --------
Balance at December 31, 2018................. $ 4,654  $  (107) $3,741  $ (1,992)
                                              =======  =======  ======  ========

   LIABILITIES FOR EMBEDDED AND FREESTANDING INSURANCE RELATED DERIVATIVES

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

   ACCOUNT VALUES AND NET AMOUNT AT RISK

   Account Values and Net Amount at Risk ("NAR") for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2018 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

         DIRECT VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                            AS OF DECEMBER 31, 2018

                                                                     GUARANTEE TYPE
                                               ---------------------------------------------------------
                                                RETURN OF
                                                 PREMIUM     RATCHET      ROLL-UP     COMBO      TOTAL
                                               ----------  -----------  ----------  ---------  ---------
                                                      (IN MILLIONS; EXCEPT AGE AND INTEREST RATE)
Variable annuity contracts with GMDB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $   14,035  $       102  $       61  $     184  $  14,382
   Separate Accounts..........................     41,463        8,382       2,903     30,406     83,154
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $   55,498  $     8,484  $    2,964  $  30,590  $  97,536
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $      418  $       791  $    2,291  $  20,587  $  24,087
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $      418  $       772  $    1,615  $  20,587  $  23,392
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................       51.4         67.0        73.6       69.0       55.3
  Percentage of policyholders over age 70.....       10.0%        43.0%       65.5%      49.9%      18.8%
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

Variable annuity contracts with GMIB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $       --  $        --  $       19  $     251  $     270
   Separate Accounts..........................         --           --      19,407     33,428     52,835
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $       --  $        --  $   19,426  $  33,679  $  53,105
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $       --  $        --  $      994  $   9,156  $  10,150
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $       --  $        --  $      309  $   8,268  $   8,577
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................        N/A          N/A        68.9       68.8       68.8
  Weighted average years remaining
   until annuitization........................        N/A          N/A         1.7        0.5        0.6
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 10.

   Separate Account Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

   The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company's variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                      AS OF DECEMBER 31,
                                              -----------------------------------
                                                    2018              2017
                                              ----------------- -----------------
                                                GMDB     GMIB     GMDB     GMIB
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
Investment type:
----------------
Equity....................................... $ 35,541 $ 15,759 $ 41,658 $ 19,676
Fixed income.................................    5,173    2,812    5,469    3,110
Balanced.....................................   41,588   33,974   46,577   38,398
Other........................................      852      290      968      314
                                              -------- -------- -------- --------
Total........................................ $ 83,154 $ 52,835 $ 94,672 $ 61,498
                                              ======== ======== ======== ========

   Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

   Variable and Interest-Sensitive Life Insurance Policies -- NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The change in the liabilities for NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets is summarized in the table below:

                                                     DIRECT    REINSURANCE
                                                    LIABILITY     CEDED      NET
                                                   ----------  -----------  -----
                                                            (IN MILLIONS)
Balance at January 1, 2016........................ $    1,144  $      (510) $ 634
  Other changes in reserves.......................         38          (96)   (58)
                                                   ----------  -----------  -----
Balance at December 31, 2016......................      1,182         (606)   576
  Paid guarantee benefits.........................        (24)          --    (24)
  Other changes in reserves.......................       (466)         (58)  (524)
                                                   ----------  -----------  -----
Balance at December 31, 2017......................        692         (664)    28
  Paid guarantee benefits.........................        (23)          --    (23)
  Other changes in reserves.......................        118          (69)    49
                                                   ----------  -----------  -----
Balance at December 31, 2018...................... $      787  $      (733) $  54
                                                   ==========  ===========  =====

9) REVENUE RECOGNITION

   See "Revenue Recognition" in Note 2 for a description of the revenues presented in the table below. The adoption of ASC 606 had no material impact on revenue recognition in 2018. The table below presents the revenues recognized for the years ended December 31, 2018, 2017 and 2016, disaggregated by category:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2018     2017    2016
                                                       -------- -------- ------
                                                            (IN MILLIONS)
Investment management, advisory and service fees:
  Base fees........................................... $    728 $    720 $  674
  Distribution services...............................      301      287    277
                                                       -------- -------- ------
   Total investment management and service fees....... $  1,029 $  1,007 $  951
                                                       ======== ======== ======
Other income.......................................... $     33 $     35 $   23
                                                       ======== ======== ======

   For revenue related to AB, see Note 19.

10)REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The following table summarizes the effect of reinsurance:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2018      2017     2016
                                                    --------  --------  ------
                                                           (IN MILLIONS)
Direct premiums.................................... $    836  $    880  $  850
Reinsurance assumed................................      186       195     206
Reinsurance ceded..................................     (160)     (171)   (176)
                                                    --------  --------  ------
Net premiums....................................... $    862  $    904  $  880
                                                    ========  ========  ======
Policy charges and fee income ceded................ $    467  $    718  $  640
                                                    ========  ========  ======
Policyholders' benefits ceded...................... $    592  $    694  $  942
                                                    ========  ========  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement (the "Coinsurance Agreement") to cede 90% of its single premium deferred annuities ("SPDA") products issued between 1978-2001 and its Guaranteed Growth Annuity ("GGA") single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by AXA Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, AXA Equitable Life applied deposit accounting. Accordingly, AXA Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

   At December 31, 2018 and 2017, the Company had reinsured with non-affiliates in the aggregate approximately 2.9% and 3.5%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 15.5% and 16.8% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $1,991 million and $10,488 million at December 31, 2018 and 2017, respectively. The estimated fair values decreased $8,497 million and $268 million during 2018 and 2016, respectively, and increased $174 million during 2017.

   At December 31, 2018 and 2017, third-party reinsurance recoverables related to insurance contracts amounted to $2,243 million and $2,420 million, respectively. Additionally, $1,689 million and $1,882 million of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA -- rating by S&P), and Paul Revere Life Insurance Company (A -- rating by S&P).

   Reinsurance payables related to insurance contracts were $113 million and $134 million, at December 31, 2018 and 2017, respectively.

   The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $62 million and $71 million at December 31, 2018 and 2017, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $712 million and $716 million at December 31, 2018 and 2017, respectively.

   For reinsurance agreements with affiliates, see "Related Party Transactions" in Note 12.

11)LONG-TERM DEBT

   Disposition of Real Estate Joint Ventures

   In March 2018, the Company sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

12)RELATED PARTY TRANSACTIONS

   Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into a number of related party transactions with AXA and its subsidiaries that are not part of the Company (collectively, "AXA Affiliates") and other related parties that are described herein.

   Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, the Company is subject to Holdings' related party transaction policy which requires certain related party transactions to be reviewed and approved by independent Audit Committee members.

   Cost Sharing and General Service Agreements

   In the second quarter of 2018, AXA Equitable entered into a general services agreement with Holdings whereby AXA Equitable will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. AXA Equitable continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $138 million for the year ended December 31, 2018 and are allocated based on cost center tracking of expenses. The cost centers are approved once a year and are updated based on business area needs throughout the year.

   Loans to Affiliates:

   AFFILIATE LOANS

   On April 20, 2018, AXA Equitable made a loan of $800 million to Holdings with an interest rate of 3.69% and maturing on April 20, 2021. Holdings repaid $200 million of the note on December 21, 2018. The unpaid principal balance of the note as of December 31, 2018 is $600 million.

   In September 2007, AXA issued a $700 million 5.7% Senior Unsecured Note to the Company. In January 2018, AXA pre-paid $50 million of the note. In April 2018, AXA pre-paid the remaining unpaid principal balance of this note.

   SENIOR SURPLUS NOTES

   On December 28, 2018, AXA Equitable, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by AXA Equitable at any time. AXA Equitable repaid this note on March 5, 2019.

   Affiliate fees, revenue and expenses

   INVESTMENT MANAGEMENT AND SERVICE FEES AND EXPENSES

   AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   Effective December 31, 2018, AXA Equitable transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the "AB Business Transfer"). Accordingly, AB's related party transactions with AXA Affiliates and mutual funds sponsored by AB are now reflected as a discontinued operation in the Company's consolidated financial statements for all periods presented. Investment management and other services provided by AB to mutual funds sponsored by AB prior to the AB Business Transfer will continue based upon the Company's business needs. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

   AFFILIATED DISTRIBUTION REVENUE AND EXPENSES

   AXA Distributors receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AXA Equitable pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   Insurance related transactions

   Prior to April 2018, AXA Equitable ceded to AXA RE Arizona, an indirect, wholly owned subsidiary of Holdings, a (i) 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the "GMxB Business"),
   (ii) 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims, and (iii) 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007.

   On April 12, 2018, AXA Equitable completed the unwind of the reinsurance previously provided to AXA Equitable by AXA RE Arizona. Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into AXA Equitable. Following AXA RE Arizona's merger with and into AXA Equitable, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future AXA Equitable may reinsure the GMxB Business with third parties.

   AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

   The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company's historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company's consolidated financial statements. The Company's primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

   The assets received and the assets removed were as follows:

                                                    AS OF APRIL 12, 2018
                                                       (IN MILLIONS)
                                              ASSETS RECEIVED  ASSETS REMOVED
                                              --------------- ----------------
Assets at fair value:
  Fixed income securities.................... $         7,083
  Short-term investments.....................             205
  Money market funds.........................               2
  Accrued interest...........................              43
  Derivatives................................             282
  Cash and cash equivalents..................           1,273
                                              ---------------
  Total...................................... $         8,888
                                              ===============
Deferred cost of reinsurance asset...........                 $          1,839
GMDB ceded reserves..........................                            2,317
GMIB reinsurance contract asset..............                            7,463
Payable to AXA RE Arizona....................                              270
                                                              ----------------
  Total......................................                 $         11,889
                                                              ================

   Significant non-cash transactions involved in the unwind of the reinsurance previously provided to AXA Equitable Life by AXA RE Arizona included:
   (a) the increase in total investments includes non-cash activities of $7,615 million for assets received related to the recapture transaction,
   (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona, and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into AXA Equitable, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

   The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to AXA Equitable. At December 31, 2018, the Company's GMIB reinsurance asset with EQ AZ Life Re had carrying values of $259 million and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2018 totaled approximately $100 million. Ceded claims paid in 2018 were $78 million.

   Prior to April 2018, AXA Equitable reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to AXA Equitable. At December 31, 2017, the Company's GMIB reinsurance asset with AXA RE Arizona had a carrying value of $8,594 million and was reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 and 2016 totaled approximately $454 million and $447 million, respectively. Ceded claims paid in 2017 and 2016 were $213 million and $65 million, respectively.

   The Company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent that EQ AZ Life Re holds assets in an irrevocable trust (the "Trust"). At December 31, 2018, EQ AZ Life Re held assets of $1.6 billion in the Trust, and had letters of credit of $2.5 billion, which are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact EQ AZ Life Re's liquidity.

   AXA Global Life retrocedes a quota share portion of certain life and health risks of various AXA Affiliates to AXA Equitable on a one-year term basis. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to AXA Equitable.

   Premiums earned in 2018, 2017 and 2016 were $20 million, $20 million and $20 million, respectively. Claims and expenses paid in 2018, 2017 and 2016 were $8 million, $5 million, and $6 million, respectively.

   REINSURANCE CEDED

   AXA Equitable cedes a portion of its life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Equitable has entered into a Life Catastrophe Excess of Loss Reinsurance Agreement with a number of subscribing reinsurers, including AXA Global Life. AXA Global Life participates in 5% of the pool, pro-rata, across the upper and lower layers.

   Premiums and expenses paid for the above agreements in 2018, 2017 and 2016 were $4 million, $4 million, and $4 million, respectively.

   Other Transactions

   On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial's obligations with respect to the Company, including obligations related to certain benefit plans.

   In March 2018, AXA Equitable sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million.

   Insurance Coverage Provided by XL Catlin

   On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, AXA Equitable had ceded part of our disability income business to XL Catlin and as of December 31, 2018, the reserves ceded were $93 million.

   Expenses and Revenues for 2018, 2017 and 2016

   The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2018, 2017 and 2016.

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2018     2017     2016
                                                   -------- -------- --------
                                                         (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR:
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution.. $    613 $    608 $    587
General services provided by AXA Affiliates.......      109      186      188
Investment management services provided by AXA
  IM, AXA REIM and AXA Rosenberg..................        2        5        2
                                                   -------- -------- --------
Total............................................. $    724 $    799 $    777
                                                   ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR:
Investment management and administrative services
  provided to EQAT, VIP Trust, 1290 Funds and
  Other AXA Trusts................................ $    727 $    720 $    674
General services provided to AXA Affiliates.......      463      439      497
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's
  insurance products..............................       44       45       43
                                                   -------- -------- --------
Total............................................. $  1,234 $  1,204 $  1,214
                                                   ======== ======== ========

13)EMPLOYEE BENEFIT PLANS

   401(k)

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $15 million and $16 million for the years ended December 31, 2018, 2017 and 2016, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

   Pension plan

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of AXA Equitable Life under the AXA Equitable Life QP was transferred from AXA Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. AXA Equitable Life remains secondarily liable for its obligations under the AXA Equitable Life QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

   The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2018, 2017 and 2016, expenses related to the plan were $60 million, $27 million and $31 million, respectively.

   The following table presents the funded status of the plan.

                                                                    AS OF DECEMBER 31,
                                                                    ------------------
                                                                      2018      2017
                                                                    --------  --------
                                                                       (IN MILLIONS)
LEGAL NAME OF PLAN: AXQ EQUITABLE RETIREMENT PLAN  EIN# 13-5570651
  Total Plan Assets................................................ $  1,993  $  2,325
                                                                    ========  ========
  Accumulated Benefit Obligation................................... $  2,039  $  2,389
                                                                    ========  ========
  Funded Status....................................................     97.8%     97.3%

   In addition to the AXA Equitable QP, AXA Equitable Life sponsors a non-qualified retirement plan, a medical and life retiree plan, and a post employment plan. The expenses related to these plans were $70 million, $37 million and $44 million for the years ended December 31, 2018, 2017 and 2016, respectively.

14)SHARE-BASED COMPENSATION PROGRAMS

   Compensation costs for 2018, 2017 and 2016 for share-based payment arrangements as further described herein are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                   -----------------------------------
                                                      2018        2017        2016
                                                   ----------- ----------- -----------
                                                              (IN MILLIONS)
Performance Shares/(1)/........................... $        12 $        18 $        17
Stock Options.....................................           2           1           1
AXA Shareplan.....................................          --           9          14
Restricted Stock Unit Awards/(2)/.................          16           2          --
Other Compensation Plans/(3)/.....................          --          --           1
                                                   ----------- ----------- -----------
Total Compensation Expenses....................... $        30 $        30 $        33
                                                   =========== =========== ===========

   --------
  /(1)/Reflects change to performance share retirement rules. Specifically, individuals who retire at any time after the grant date will continue to vest in their 2017 performance shares while individuals who retire prior to March 1, 2019 will forfeit all 2018 performance shares.
  /(2)/Reflects a $10 million adjustment for awards in 2018 with graded vesting, service-only conditions from the graded to the straight-line attribution method.
  /(3)/Includes stock appreciation rights and employee stock purchase plans.

   In 2017 and prior years, equity awards for employees and directors were available under the umbrella of AXA's global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA's stock.

   Following the IPO, Holdings has granted equity awards under the AXA Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the "Omnibus Plan") which was adopted by Holdings on April 25, 2018. Awards under the Omnibus Plan are linked to Holdings' common stock. As of December 31, 2018, the common stock reserved and available for issuance under the Omnibus Plan was
   5.5 million shares.

   2018 Equity Awards

   All 2018 equity awards for Company employees and directors were granted under the Omnibus Plan. Accordingly, all grants discussed in this section will be settled in shares of Holdings' common stock. As described below, Holdings made various grants of equity awards linked to the value of Holdings' common stock in 2018. For awards with graded vesting schedules and service-only vesting conditions, including restricted stock units ("RSUs") and other forms of share-based payment awards, the Company applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2018 grants were considered immaterial in the recognition of compensation cost.

   TRANSACTION INCENTIVE AWARDS

   On May 9, 2018, coincident with the IPO, Holdings granted one-time "Transaction Incentive Awards" to executive officers and certain other Company employees in the form of 0.6 million Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the "Service Units"), and fifty percent will vest based on service and a market condition (the "Performance Units"). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited. The $6 million aggregate grant-date fair value of the 0.3 million Service Units was measured at the $20 IPO price of a Holdings share and will be charged to compensation expense over the stated requisite service periods.

   The grant-date fair value of half of the Performance Units, or 0.2 million Holdings RSUs, was also measured at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting $3 million for these awards will be charged to compensation expense over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using a Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied, over which the total $3 million compensation expense will be recognized. In 2018, the Company recognized compensation expense associated with the Transaction Incentive Awards of approximately $6 million.

   SPECIAL IPO GRANT

   Also, on May 9, 2018, Holdings made a grant of 0.2 million Holdings RSUs to Company employees , or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and the resulting $5 million has been recognized as compensation expense over the six-month service period ending November 9, 2018.

   ANNUAL AWARDS UNDER 2018 EQUITY PROGRAM

   Annual awards under Holdings' 2018 equity program consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

    Holdings RSUs

   On May 17, 2018, Holdings granted 0.8 million Holdings RSUs to Company employees that vest ratably in equal annual installments over a three-year period on each of the first three anniversaries of March 1, 2018. The fair value of the award was measured using the closing price of the Holdings share on the grant date, and the resulting $18 million will be recognized as compensation expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019.

    Holdings Stock Options

   On June 11, 2018, Holdings granted 0.9 million Holdings stock options to Company employees. These options expire on March 1, 2028 and have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries of March 1, 2018. The exercise price for the options is $21.34, which was the closing price of a Holdings share on the grant date. The weighted average grant date fair value per option was estimated at $4.61 using a Black-Scholes options pricing model. Key assumptions used in the valuation included expected volatility of 25.4% based on historical selected peer data, a weighted average expected term of 5.7 years as determined by the simplified method, an expected dividend yield of 2.44% based on Holdings' expected annualized dividend, and a risk-free interest rate of 2.83%. The total fair value of these options of approximately $4 million will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the June 11, 2018 option grant of approximately $2 million.

    Holdings Performance Shares

   On May 17, 2018, Holdings granted 0.4 million unearned Holdings performance shares to Company employees, subject to performance conditions and a cliff-vesting term ending March 1, 2021. The performance shares consist of two distinct tranches; one based on the Company's return-on-equity targets (the "ROE Performance Shares") and the other based on the Holdings' relative total shareholder return targets (the "TSR Performance Shares"), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once the 2019 and 2020 Non-GAAP ROE target are determined and approved.

   The grant-date fair value of the TSR Performance Shares was measured at $23.17 using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The resulting $4 million aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the TSR Performance Share awards of approximately $2 million.

   Prior Equity Award Grants and Settlements

   Prior to adoption of the Omnibus Plan, Company employees were granted AXA ordinary share options under the AXA Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan"). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

   Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the "Performance Share Plan").

   The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

   2017 PERFORMANCE SHARES GRANT

   On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to Company employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018 and 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $4 million and $9 million, respectively.

   2016 PERFORMANCE SHARES GRANT

   On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to Company employees of AXA Equitable. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018, 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million, $4 million and $10 million, respectively.

   SETTLEMENT OF 2014 GRANT IN 2017

   On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of
   2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   OTHER GRANTS

   Prior to the IPO, non-officer directors were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

   AXA restricted stock units ("AXA RSUs") were also granted to certain Company executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   Summary of Stock Option Activity

   A summary of activity in the AXA and Holdings option plans during 2018 follows:

                                                                         OPTIONS OUTSTANDING
                                              -------------------------------------------------------------------------
                                                    EQH SHARES           AXA ORDINARY SHARES         AXA ADRS/(2)/
                                              ---------------------- --------------------------- ----------------------
                                                           WEIGHTED                  WEIGHTED                 WEIGHTED
                                                NUMBER     AVERAGE     NUMBER        AVERAGE       NUMBER     AVERAGE
                                              OUTSTANDING  EXERCISE  OUTSTANDING     EXERCISE    OUTSTANDING  EXERCISE
                                              (IN 000'S)    PRICE    (IN 000'S)       PRICE      (IN 000'S)    PRICE
                                              -----------  --------- -----------  -------------- -----------  ---------

Options Outstanding at January 1, 2018.......          --  $      --       3,653  (EURO)   17.36          20  $   20.98
Options granted..............................         869  $   21.34          --  (EURO)      --          --  $      --
Options exercised............................          --  $      --        (337) (EURO)   11.80          --  $      --
Options forfeited, net.......................         (35) $   21.34          --  (EURO)      --          --  $      --
Options expired..............................          --  $      --        (707) (EURO)   17.45          (5) $   35.25
                                              -----------            -----------                 -----------
Options Outstanding at December 31, 2018.....         834  $   21.34       2,609  (EURO)   18.20          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   2,383              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................        9.16                   4.50                        0.58
                                              ===========            ===========                 ===========
Options Exercisable at December 31, 2018.....          --  $      --       1,369  (EURO)   15.27          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   7,698              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................          --                   2.45                        0.58
                                              ===========            ===========                 ===========

   --------
  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2018 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2018, 2017 and 2016, respectively.

                                               EQH Shares   AXA Ordinary Shares/(1)/
                                              ------------  ------------------------
                                                  2018      2018   2017       2016
                                              ------------  ---- --------  ---------
Dividend yield...............................         2.44%   NA     6.53%      6.49%
Expected volatility..........................        25.40%   NA    25.05%      26.6%
Risk-free interest rates.....................         2.83%   NA     0.59%      0.33%
Expected life in years.......................          9.7    NA      8.8        8.1
Weighted average fair value per option at
  grant date................................. $       4.61    NA $   2.01  $    2.06

   --------
  /(1)/There were no options to buy AXA Ordinary Shares awarded during 2018. As such, the input assumptions for 2018 are not applicable.

   As of December 31, 2018, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.2 years. As of December 31, 2018, approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Options

   The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   Restricted Awards

   The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award.

   For 2018, 2017 and 2016, respectively, the Company recognized compensation costs of $16 million, $2 million and $0 million for outstanding restricted stock and AXA RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for AXA RSUs. At December 31, 2018, approximately 2.3 million restricted Holdings and AXA ordinary share awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million, net of estimated pre-vesting forfeitures, and is expected to be recognized over a weighted average period of 1.2 years.

   The following table summarizes restricted Holdings share and AXA ordinary share activity for 2018.

                                                                   WEIGHTED                        WEIGHTED
                                              SHARES OF HOLDINGS   AVERAGE      SHARES OF AXA      AVERAGE
                                               RESTRICTED STOCK   GRANT DATE   RESTRICTED STOCK   GRANT DATE
                                                (IN THOUSANDS)    FAIR VALUE    (IN THOUSANDS)    FAIR VALUE
                                              ------------------ ------------- ---------------- ---------------
Unvested as of January 1, 2018...............                 -- $          --               84 $         21.07
Granted......................................              1,696 $       20.83               -- $            --
Cancelled....................................                 56 $       21.21               -- $         26.64
Vested.......................................                381 $       21.09               36 $         21.99
                                              ------------------ -------------  --------------- ---------------
Unvested as of December 31, 2018.............              1,259 $       21.00               48 $         20.38
                                              ================== =============  =============== ===============

   Employee Stock Purchase Plans

   AXA SHAREPLAN 2017

   In 2017, eligible employees of AXA Equitable were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan, AXA's annual global stock purchase plan. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2018, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million and $14 million in the years ended December 31, 2017 and 2016 respectively, in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017 and 2016 primarily invested under Investment Option B for the purchase of approximately of 4 million and 6 million AXA ordinary shares, respectively.

   HOLDINGS STOCK PURCHASE PLAN

   During 2018, Holdings introduced the AXA Equitable Holdings, Inc. Stock Purchase Program ("SPP"). Participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which will be used to purchase Holdings shares. Purchases will be made on the last trading day of each month at the prevailing market rate.

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2018    2017     2016
                                                       ------ --------  ------
                                                            (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit........................... $  234 $     (6) $ (274)
  Deferred (expense) benefit..........................    212    1,216     438
                                                       ------ --------  ------
Total................................................. $  446 $  1,210  $  164
                                                       ====== ========  ======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 35% and 35% for 2018, 2017 and 2016, respectively. The sources of the difference and their tax effects are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2018     2017     2016
                                                      ------  --------  ------
                                                            (IN MILLIONS)
Expected income tax (expense) benefit................ $  311  $   (542) $   14
Noncontrolling interest..............................     (1)       --      --
Non-taxable investment income (loss).................    104       241     173
Tax audit interest...................................    (11)       (6)    (14)
State income taxes...................................     (1)       (3)     (6)
Tax settlements/uncertain tax position release.......     --       221      --
Change in tax law....................................     46     1,308      --
Other................................................     (2)       (9)     (3)
                                                      ------  --------  ------
Income tax (expense) benefit......................... $  446  $  1,210  $  164
                                                      ======  ========  ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements. The accounting for the income tax effects of the Tax Reform Act has been completed.

   The components of change in tax law are as follows:

   . An income tax expense of $4 million from the revaluation of deferred tax assets and liabilities that existed at the time of enactment. The calculation of cumulative temporary differences has been refined.

   . An income tax expense of $13 million related to the decrease in federal tax benefit allowable for audit interest as a result of lower corporate tax rates.

   . An income tax benefit of $20 million to reverse the sequestration fee applied to a portion of accumulated minimum tax credits in the 2017 financial statements. The Internal Revenue Service has since clarified that refundable minimum tax credits are not subject to sequestration.

   . During the fourth quarter of 2018, the Company adopted the Internal Revenue Service's directive related to the calculation of tax reserves for variable annuity contracts. As a result of adoption of the directive, the Company released audit interest accrued for uncertainties in the calculation of variable annuity tax reserves. The impact on the Company's financial statements was a benefit of $43 million.

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   The components of the net deferred income taxes are as follows:

                                                                          AS OF DECEMBER 31,
                                                        -------------------------------------------------------
                                                                  2018                        2017
                                                        ------------------------- -----------------------------
                                                          ASSETS     LIABILITIES     Assets       Liabilities
                                                        ----------- ------------- ------------- ---------------
                                                                             (IN MILLIONS)

Compensation and related benefits...................... $        47 $          -- $          47 $            --
Net operating loss.....................................         239            --            --              --
Reserves and reinsurance...............................          --            32            --              83
DAC....................................................          --           864            --             821
Unrealized investment gains (losses)...................         123            --            --             298
Investments............................................         670            --            --             997
Tax credits............................................         314            --           387              --
Other..................................................          14            --            67              --
                                                        ----------- ------------- ------------- ---------------
Total.................................................. $     1,407 $         896 $         501 $         2,199
                                                        =========== ============= ============= ===============

   The Company had $314 million and $387 million of AMT credits for the years ended December 31, 2018 and 2017, respectively, which are expected to be refunded or utilized against future taxable income.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------
                                                   2018        2017        2016
                                                ----------  ----------  ----------
                                                          (IN MILLIONS)

Balance at January 1,.......................... $      205  $      444  $      406
Additions for tax positions of prior years.....         98          28          38
Reductions for tax positions of prior years....        (30)       (234)         --
Settlements with tax authorities...............         --         (33)         --
                                                ----------  ----------  ----------
Balance at December 31,........................ $      273  $      205  $      444
                                                ==========  ==========  ==========

Unrecognized tax benefits that, if recognized,
  would impact the effective rate.............. $      202  $      172  $      329
                                                ==========  ==========  ==========

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018 and 2017 were $41 million and $23 million, respectively. For 2018, 2017 and 2016, respectively, there were $18 million, $(44) million and $15 million in interest expense (benefit) related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2018, tax years 2010 and subsequent remain subject to examination by the IRS.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

                                                        DECEMBER 31,
                                              -------------------------------
                                                 2018        2017      2016
                                              ----------  ---------  --------
                                                       (IN MILLIONS)

Unrealized gains (losses) on investments/(1)/ $     (484) $     581  $    (44)
Defined benefit pension plans/(2)/...........         (7)       (51)      (46)
                                              ----------  ---------  --------
Total accumulated other comprehensive income
  (loss) from continuing operations..........       (491)       530       (90)
                                              ----------  ---------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  non-controlling interest...................         --         68        86
                                              ----------  ---------  --------
Accumulated other comprehensive income
  (loss) attributable to AXA Equitable....... $     (491) $     598  $     (4)
                                              ==========  =========  ========

   --------
  /(1)/2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
  /(2)/2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

   The components of OCI for the years ended December 31, 2018, 2017 and 2016, net of tax, follow:

                                                     YEARS ENDED DECEMBER 31,
                                                 -------------------------------
                                                    2018       2017       2016
                                                 ----------  --------  ---------
                                                          (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising during
   the year..................................... $   (1,663) $    782  $    (178)
  (Gains) losses reclassified into net income
   (loss) during the year/(1)/..................         (4)        8          2
                                                 ----------  --------  ---------
Net unrealized gains (losses) on investments....     (1,667)      790       (176)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other.....................................        437      (165)       (57)
                                                 ----------  --------  ---------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(310), $244, and $(97)).     (1,230)      625       (233)
                                                 ----------  --------  ---------
Change in defined benefit plans:
  Less: Reclassification adjustments to Net
   income (loss) for:/(2)/
   Amortization of net (gains) losses included
     in net periodic cost.......................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of $0,
  $(2) and $(2))................................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Total other comprehensive income (loss), net of
  income taxes from continuing operations.......     (1,234)      620       (236)
Other comprehensive income (loss) from
  discontinued operations, net of income taxes..         --       (18)        17
                                                 ----------  --------  ---------
Other comprehensive income (loss) attributable
  to AXA Equitable.............................. $   (1,234) $    602  $    (219)
                                                 ==========  ========  =========

   --------
  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(5) million and $(1) million for the years ended December 31, 2018, 2017 and 2016, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Litigation

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $95 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court's decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following AXA Equitable Life's notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable Life's COI rate increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by AXA Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest;
   (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and
   (c) injunctive relief and attorneys' fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against AXA Equitable and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states' consumer protection statutes and common law fraud. Two actions are also pending against AXA Equitable in New York state court. AXA Equitable is vigorously defending each of these matters.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2019 and the four successive years are $81 million, $74 million, $69 million, $67 million, $63 million and $66 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2019 and the four successive years is $12 million, $12 million, $12 million, $12 million, $12 million and $0 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $82 million, $78 million, $72 million, respectively, for the years ended December 31, 2018, 2017 and 2016, net of sublease income of $12 million, $16 million, $13 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. AXA Equitable has purchased FHLBNY stock of $190 million and pledged collateral with a carrying value of $6.1 billion, as of December 31, 2018. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes the Company's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                            REPAID
                                              BALANCE AT END      MATURITY OF         ISSUED DURING DURING THE
                                                OF PERIOD      OUTSTANDING BALANCE     THE PERIOD     PERIOD
                                              -------------- ------------------------ ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2018:
Short-term FHLBNY funding agreements......... $        1,490 Less than one month      $       7,980 $    6,990
Long-term FHLBNY funding agreements..........          1,621 Less than four years                --         --
                                                          98 Less than five years                --         --
                                                         781 Greater than five years             --         --
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                     --         --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2018/(1)/..................... $        3,990                          $       7,980 $    6,990
                                              ==============                          ============= ==========

December 31, 2017:
Short-term FHLBNY funding agreements......... $          500 Less than one month      $       6,000 $    6,000
Long-term FHLBNY funding agreements..........          1,244 Less than four years               324
                                                         377 Less than five years               303
                                                         879 Greater than five years            135
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                    762 $       --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/..................... $        3,000                          $       6,762 $    6,000
                                              ==============                          ============= ==========

   --------
  /(1)/The $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2018, these arrangements include commitments by the Company to provide equity financing of $927 million (including $280 million with affiliates and $12 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2018. The Company had $606 million of commitments under existing mortgage loan agreements at December 31, 2018.

   Pursuant to certain assumption agreements (the "Assumption Agreements"), AXA Financial legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. AXA Equitable remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   For 2018, 2017 and 2016, respectively, AXA Equitable's statutory net income
   (loss) totaled $3,120 million, $748 million and $679 million. Statutory surplus, Capital stock and Asset Valuation Reserve ("AVR") totaled $7.9 billion and $8.7 billion at December 31, 2018 and 2017, respectively. At December 31, 2018, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2018, AXA Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also in 2018, AXA Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the "AB Ownership Transfer"). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, AXA Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. The surplus note was repaid on March 5, 2019.

   In 2017, AXA Equitable Life did not pay shareholder dividends and in 2016, AXA Equitable paid $1.1 billion in shareholder dividends.

   Dividend Restrictions

   As a domestic insurance subsidiary regulated by the insurance laws of New York State, AXA Equitable Life, is subject to restrictions as to the amounts permitted to be paid as dividends and the amounts of any outstanding surplus notes permitted to be repaid to Holdings.

   New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services ("NYDFS"), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the "Standards"). The first standard allows payment of an ordinary dividend out of the insurer's earned surplus (as reported on the insurer's most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the "Earned Surplus Standard"). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer's earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

   In applying the Standards, AXA Equitable Life could pay ordinary dividends up to approximately $1.0 billion during 2019 or, if the amount under the Earned Surplus Standard was limited to the amount of AXA Equitable Life's positive unassigned funds as reported on its 2019 annual statement, $2.1 billion. However, in connection with the AB Ownership Transfer, AXA Equitable Life agreed with the NYDFS that it would not seek a dividend of greater than $1.0 billion under the Earned Surplus Standard during 2019.

   Prescribed and Permitted Accounting Practices

   At December 31, 2018 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2018.

   The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company's capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

   Differences between Statutory Accounting Principles and U.S. GAAP

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflected a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)DISCONTINUED OPERATIONS

   Distribution of AllianceBernstein to Holdings

   Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC ("Alpha"). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests ("the AB Business Transfer") removed the authority to control the business of AB and as such AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

   In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

   Transactions Prior to Distribution

   Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

   The table below presents AB's revenues recognized in 2018, 2017 and 2016, disaggregated by category:

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Investment management, advisory and service
  fees:
  Base fees.................................. $   2,156 $   2,025 $   1,809
  Performance-based fees.....................       118        95        33
  Research services..........................       439       450       480
  Distribution services......................       419       412       384

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Other revenues:
  Shareholder services....................... $      76 $      75 $      78
  Other......................................        35        42        21
                                              --------- --------- ---------
Total investment management and service fees. $   3,243 $   3,099 $   2,804
                                              ========= ========= =========

   Transactions Ongoing after Distribution

   After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

   Discontinued Operations

   The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

                                                  YEARS ENDED DECEMBER 31,
                                              -------------------------------
                                                 2018       2017       2016
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)
REVENUES
Net derivative gains (losses)................ $      12  $     (24) $     (16)
Net investment income (loss).................        24        142        150
Investment gains (losses), net:
  Other investment gains (losses), net.......        --         --         (2)
                                              ---------  ---------  ---------
   Total investment gains (losses), net......        --         --         (2)
                                              ---------  ---------  ---------
Investment management and service fees.......     3,243      3,099      2,804
                                              ---------  ---------  ---------
   Total revenues............................     3,279      3,217      2,936
                                              ---------  ---------  ---------
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits....................     1,370      1,307      1,231
Commissions and distribution related payments       427        415        372
Interest expense.............................         8          6          3
Other operating costs and expenses...........       727        789        699
                                              ---------  ---------  ---------
   Total benefits and other deductions.......     2,532      2,517      2,305
                                              ---------  ---------  ---------
Income (loss) from discontinued operations,
  before income taxes........................       747        700        631
Income tax (expense) benefit.................       (69)       (82)       (69)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes...................       678        618        562
 Less: Net (income) loss attributable to the
  noncontrolling interest....................      (564)      (533)      (496)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes and
  noncontrolling interest.................... $     114  $      85  $      66
                                              =========  =========  =========

   The following table presents the amounts related to the financial position of AB as of December 31, 2017. As the Company deconsolidated AB effective December 31, 2018, amounts related to AB's financial position as of December 31, 2018 are not included in the Company's consolidated balance sheet as of that date. The amounts as of December 31, 2017 have been reflected in either the Assets of disposed subsidiary or Liabilities of disposed subsidiary, as applicable, in the Company's consolidated balance sheet:

                 ASSETS AND LIABILITIES OF DISPOSED SUBSIDIARY

                                                        AS OF DECEMBER 31, 2017
                                                        ------------------------
                                                             (IN MILLIONS)
ASSETS
Investments:
  Other equity investments............................. $                     87
  Trading securities, at fair value....................                      351
  Other invested assets................................                    1,291
                                                        ------------------------
   Total investments...................................                    1,729
Cash and cash equivalents..............................                    1,009
Cash and securities segregated, at fair value..........                      816
Broker-dealer related receivables......................                    2,158
Intangible assets, net.................................                    3,709
Other assets...........................................                      414
                                                        ------------------------
  TOTAL ASSETS OF DISPOSED SUBSIDIARY.................. $                  9,835
                                                        ========================
LIABILITIES
Broker-dealer related payables......................... $                    334
Customer related payables..............................                    2,229
Long-term debt.........................................                      566
Current and deferred income taxes......................                      404
Other liabilities......................................                    1,421
                                                        ------------------------
  TOTAL LIABILITIES OF DISPOSED SUBSIDIARY............. $                  4,954
                                                        ------------------------
Redeemable noncontrolling interest of
  disposed subsidiary..................................                      602

20)REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these misclassifications were not material to the financial statements of any period. These have been corrected in the comparative consolidated statements of cash flows for the year ended December 31, 2017 contained elsewhere in this filing.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer in the fourth quarter of 2018, AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as a discontinued operation.

   Consolidated Financial Statements as of and for the Year Ended December 31, 2017

   The following tables present line items in the consolidated financial statements as of and for the year ended December 31, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the 2017 Form 10-K. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, and the amounts as currently revised.

                                                                  AS OF DECEMBER 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              --------------- ------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $         4,547 $         --  $     4,547 $     (55) $     4,492
                                              --------------- ------------  ----------- ---------  -----------
   Total Assets.............................. $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................          29,034           --       29,034        36       29,070
  Current and deferred taxes.................           1,973         (404)       1,569       (19)       1,550
                                              --------------- ------------  ----------- ---------  -----------
   Total Liabilities.........................         205,795           --      205,795        17      205,812
                                              --------------- ------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings..........................           9,010           --        9,010       (72)       8,938
                                              --------------- ------------  ----------- ---------  -----------
  AXA Equitable Equity.......................          16,469           --       16,469       (72)      16,397
                                              --------------- ------------  ----------- ---------  -----------
  Total Equity...............................          19,564           --       19,564       (72)      19,492
                                              --------------- ------------  ----------- ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity........ $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========

                                                                     YEAR ENDED DECEMBER 31, 2017
                                              ---------------------------------------------------------------------------
                                                                          DISCONTINUED
                                              AS PREVIOUSLY   GROSS DAC    OPERATIONS               IMPACT OF
                                                REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- -----------  ------------  ----------- ---------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income.............. $        3,334 $        --  $         --  $     3,334 $     (40) $    3,294
  Net derivative gains (losses)..............            890          --            24          914       (20)        894
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total revenues............................         11,733          --        (3,217)       8,516       (60)      8,456
                                              -------------- -----------  ------------  ----------- ---------  ----------
BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits....................          3,462          --            --        3,462        11       3,473
  Interest credited to policyholder's
   account balances..........................          1,040          --            --        1,040      (119)        921
  Compensation and benefits..................          1,762        (128)       (1,307)         327        --         327
  Commissions and distribution
   related payments..........................          1,486        (443)         (415)         628        --         628
  Amortization of deferred policy
   acquisition costs.........................            268         578            --          846        54         900
  Other operating costs and expenses.........          1,431          (7)         (789)         635        --         635
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total benefits and other deductions.......          9,478          --        (2,517)       6,961       (54)      6,907

                                                                            YEAR ENDED DECEMBER 31, 2017
                                                     ---------------------------------------------------------------------------
                                                                                DISCONTINUED
                                                     AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                       REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                     ------------- ------------ ------------  ----------- ----------  ----------
                                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
Income (loss) from continuing operations, before
  income taxes...................................... $       2,255 $         -- $       (700) $     1,555 $       (6) $    1,549
Income tax (expense) benefit from
  continuing operations.............................         1,139           --         (111)       1,028        182       1,210
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss) from continuing operations........         3,394           --         (811)       2,583        176       2,759
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss)...................................         3,394           --         (533)       2,861        (17)      2,844
                                                     ------------- ------------ ------------  ----------- ----------  ----------
NET INCOME (LOSS) ATTRIBUTABLE TO AXA EQUITABLE..... $       2,860 $         -- $         --  $     2,860 $      (17) $    2,843
                                                     ============= ============ ============  =========== ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2017
                                              --------------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                 IMPACT OF
                                                 REPORTED      ADJUSTMENT    AS ADJUSTED  REVISIONS   AS REVISED
                                              --------------- ------------  ------------- ---------  -------------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
Net income (loss)............................ $         3,394 $       (533) $       2,861 $     (17) $       2,844
Change in unrealized gains (losses), net of
  reclassification adjustment................             563           --            563        21            584
Other comprehensive income...................             599          (18)           581        21            602
                                              --------------- ------------  ------------- ---------  -------------
Comprehensive income (loss)..................           3,993         (551)         3,442         4          3,446
                                              --------------- ------------  ------------- ---------  -------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE.............................. $         3,441 $         --  $       3,441 $       4  $       3,445
                                              =============== ============  ============= =========  =============

                                                                         YEAR ENDED DECEMBER 31, 2017
                                                        -------------------------------------------------------------
                                                                      DISCONTINUED
                                                        AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                          REPORTED     ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                                        ------------- ------------- ----------- ---------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year................. $       6,150 $          -- $     6,150 $     (55) $    6,095
  Net income (loss) attributable to AXA Equitable......         2,860            --       2,860       (17)      2,843
                                                        ------------- ------------- ----------- ---------  ----------
  Retained earnings, end of period.....................         9,010            --       9,010       (72)      8,938
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, beginning
   of year.............................................            17            --          17       (21)         (4)
  Other comprehensive income (loss)....................           581            --         581        21         602
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, end of year..           598            --         598        --         598
                                                        ------------- ------------- ----------- ---------  ----------
  Total AXA Equitable's equity, end of year............        16,469            --      16,469       (72)     16,397
TOTAL EQUITY, END OF YEAR.............................. $      19,564 $          -- $    19,564 $     (72) $   19,492
                                                        ============= ============= =========== =========  ==========

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $      3,394  $              --  $     (17) $     3,377
  Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,040                 --       (119)         921
   Policy charges and fee income.........................       (3,334)                --         40       (3,294)
   Net derivative (gains) losses.........................         (890)                --         20         (870)
   Amortization and depreciation.........................         (136)               907         54          825
   Amortization of deferred sales commission.............           32                (32)        --           --
   Amortization of other intangibles.....................           31                (31)        --           --
   Equity (income) loss from limited partnerships........           --               (157)        --         (157)
   Distributions from joint ventures and
     limited partnerships................................          140               (140)        --           --
   Changes in:
     Reinsurance recoverable.............................         (416)                --       (602)      (1,018)
     Deferred policy acquisition costs...................          268               (268)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (578)        --         (578)
     Future policy benefits..............................        1,511                 --       (322)       1,189
     Current and deferred income taxes...................         (664)                --       (510)      (1,174)
     Other, net..........................................          189                297         --          486
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $      1,077  $              (2) $  (1,456) $      (381)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................ $         --  $           2,204  $      --  $     2,204
  Payment for the purchase/origination of:
   Short-term investments................................           --             (2,456)        --       (2,456)
  Change in short-term investments.......................         (264)               254         10           --
  Other, net.............................................          238                 --         84          322
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (9,010) $               2  $      94  $    (8,914)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.............................................. $      9,882  $              --  $    (548) $     9,334
   Withdrawals...........................................       (5,926)                --      2,000       (3,926)
   Transfer (to) from Separate Accounts..................        1,656                 --        (90)       1,566
                                                          ------------  -----------------  ---------  -----------
  Net cash provided by (used in) financing activities.... $      8,370  $              --  $   1,362  $     9,732
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $533 million in 2017 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   Consolidated Financial Statements for the Year Ended December 31, 2016

   The following table presents line items for the consolidated financial statements for the year ended December 31, 2016 that have been affected by the aforementioned adjustments and revisions. This information has been corrected from the information previously presented and restated in the 2017 Form 10-K. For these items, the table details the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustments for the discontinued operation, and revisions and the amounts as currently revised.

                                                                    YEAR ENDED DECEMBER 31, 2016
                                         ----------------------------------------------------------------------------------
                                                                       DISCONTINUED
                                          AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                            REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS    AS REVISED
                                         --------------  -----------  -------------  ------------  -----------  -----------
                                                                            (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income......... $        3,344  $        --  $          --  $      3,344  $       (33) $     3,311
  Net derivative gains (losses).........         (1,211)          --             16        (1,195)        (126)      (1,321)
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total revenues.......................          9,138           --         (2,936)        6,202         (159)       6,043
BENEFITS AND OTHER DEDUCTIONS:
  Interest credited to Policyholder's
   account balances.....................          1,029           --             --         1,029         (124)         905
  Compensation and benefits.............          1,723         (128)        (1,231)          364           --          364
  Commissions and distribution
   related payments.....................          1,467         (460)          (372)          635           --          635
  Amortization of deferred policy
   acquisition costs....................             52          594             --           646           (4)         642
  Other operating costs and expenses....          1,458           (6)          (699)          753           --          753
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total benefits and other deductions..          8,516           --         (2,305)        6,211         (128)       6,083
Income (loss) from continuing
  operations, before income taxes.......            622           --           (631)           (9)         (31)         (40)
Income tax (expense) benefit from
  continuing operations.................             84           --             69           153           11          164
Net income (loss) from
  continuing operations.................            706           --           (562)          144          (20)         124
Net income (loss).......................            706           --           (496)          210          (20)         190
                                         --------------  -----------  -------------  ------------  -----------  -----------
NET INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE......................... $          210  $        --  $          --  $        210  $       (20) $       190
                                         ==============  ===========  =============  ============  ===========  ===========

                                                                              YEAR ENDED DECEMBER 31, 2016
                                                        -----------------------------------------------------------------------
                                                                           DISCONTINUED
                                                         AS PREVIOUSLY      OPERATIONS                    IMPACT OF
                                                           REPORTED         ADJUSTMENT     AS ADJUSTED    REVISIONS  AS REVISED
                                                        ---------------  ---------------  -------------  ----------  ----------
                                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS):
Net income (loss)...................................... $           706  $          (496) $         210  $      (20) $      190
                                                        ---------------  ---------------  -------------  ----------  ----------
Change in unrealized gains (losses), net of
  reclassification adjustment..........................            (194)              --           (194)        (21)       (215)
Other comprehensive income.............................            (215)              17           (198)        (21)       (219)
Comprehensive income (loss)............................             491             (479)            12         (41)        (29)
                                                        ---------------  ---------------  -------------  ----------  ----------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE........................................ $            12  $            --  $          12  $      (41) $      (29)
                                                        ===============  ===============  =============  ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2016
                                                ----------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                   REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                                --------------  ------------ -----------  ---------  -----------
                                                                          (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year......... $        6,990  $         -- $     6,990  $     (35) $     6,955
  Net income (loss) attributable to
   AXA Equitable...............................            210            --         210        (20)         190
                                                --------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period.............          6,150            --       6,150        (55)       6,095
                                                --------------  ------------ -----------  ---------  -----------
  Other comprehensive income (loss)............           (198)           --        (198)       (21)        (219)
                                                --------------  ------------ -----------  ---------  -----------
  Accumulated other comprehensive income, end
   of period...................................             17            --          17        (21)          (4)
                                                --------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.. $       11,508  $         -- $    11,508  $     (76) $    11,432
                                                ==============  ============ ===========  =========  ===========

                                                                        YEAR ENDED DECEMBER 31, 2016
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $        706  $              --  $     (20) $       686
  Adjustments to reconcile net income (loss) to net
   cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,029                 --       (124)         905
   Policy charges and fee income.........................       (3,344)                --         33       (3,311)
   Net derivative (gains) losses.........................        1,211                 --        126        1,337
   Amortization and depreciation.........................           --                618         (4)         614
   Amortization of deferred sales commission.............           41                (41)        --           --
   Other depreciation and amortization...................          (98)                98         --           --
   Amortization of other intangibles.....................           29                (29)        --           --
   Equity (income) loss from limited partnerships........           --                (91)        --          (91)
   Return of real estate joint venture and
     limited partnerships................................          126               (126)        --           --
   Changes in:
     Deferred policy acquisition costs...................           52                (52)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (594)        --         (594)
     Current and deferred income taxes...................         (742)                --        (11)        (753)
     Other, net..........................................         (161)               217         --           56
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $       (461) $              --  $      --  $      (461)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................           --              2,984         --        2,984
  Payment for the purchase/origination of:...............
   Short-term investments................................           --             (3,187)        --       (3,187)
  Change in short-term investments.......................         (205)               205         --           --
  Other, net.............................................          409                 (2)        --          407
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (5,358) $              --  $      --  $    (5,358)
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $496 million in 2016 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

21)QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

   The unaudited quarterly financial information for the years ended December 31, 2018 and 2017 are summarized in the table below:

                                                              THREE MONTHS ENDED
                                              --------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------  ----------  -------------  ------------
                                                                (IN MILLIONS)
2018
Total revenues............................... $   1,139  $    1,621  $          27  $      4,164
Total benefits and other deductions..........     1,512       4,278            763         1,879
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (264) $   (2,084) $        (509) $      1,936
                                              =========  ==========  =============  ============

2017
Total revenues............................... $   1,554  $    3,763  $       1,621  $      1,518
Total benefits and other deductions..........     1,921       1,858          1,708         1,420
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (201) $    1,508  $          23  $      1,515
                                              =========  ==========  =============  ============

   Net Income (Loss) Volatility

   With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company's quarterly Net income (loss) during 2018 and 2017 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company's liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company revised the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Revisions of Prior Period Interim Consolidated Financial Statements

   The Company's third quarter 2018 financial statements were revised to reflect the correction of errors identified by the Company in its previously issued financial statements. The impact of these errors was not considered to be material. However, in order to improve the consistency and comparability of the financial statements, management revised the Company's consolidated financial statements for the three and six months ended
   March 31, 2018 and June 30, 2018, respectively, as well as the three and six months ended March 31, 2017 and June 30, 2017.

   In addition, during the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's historical consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements for any period. These misclassifications will be corrected in the comparative consolidated statements of cash flows for the three, six and nine months ended March 31, 2019, June 30, 2019 and September 30, 2019 that will appear in the Company's first, second and third quarter 2019 Form 10-Q filings, respectively.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB's operations are now reflected as Discontinued operations in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

   Revision of Consolidated Financial Statements as of and for the Three Months Ended March 31, 2018

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2018
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- --------------  ----------- ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs..........          4,826             --        4,826      (119)       4,707
                                              -------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,374 $           --  $    28,374 $     (10) $    28,364
  Current and deferred taxes.................          1,728           (432)       1,296       (38)       1,258
  Other liabilities..........................          3,041         (1,941)       1,100        70        1,170
                                              -------------- --------------  ----------- ---------  -----------
  Total Liabilities.......................... $      202,767 $           --  $   202,767 $      22  $   202,789
                                              -------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $        8,824 $           --  $     8,824 $    (141) $     8,683
  AXA Equitable Equity.......................         15,545             --       15,545      (141)      15,404
                                              -------------- --------------  ----------- ---------  -----------
  Total Equity...............................         18,633             --       18,633      (141)      18,492
                                              -------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========

                                                                      THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                               -------------  ------------  ------------  ------------  ----------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         869  $         --  $         --  $        869  $       (8) $      861
   Net derivative gains (losses)..............          (777)           --            (2)         (779)        (38)       (817)
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total Revenues...........................         2,031            --          (846)        1,185         (46)      1,139
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           489            --            --           489          (9)        480
   Interest credited to policyholders'
     account balances.........................           338            --            --           338         (83)        255
   Compensation and benefits..................           456           (33)         (344)           79          70         149
   Commissions and distribution
     related payments.........................           371          (101)         (110)          160          --         160
   Amortization of deferred policy
     acquisition costs........................            10           135            --           145          64         209
   Other operating costs and expenses.........           440            (1)         (189)          250          --         250
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total benefits and other deductions......         2,115            --          (645)        1,470          42       1,512
                                               -------------  ------------  ------------  ------------  ----------  ----------

                                                                   THREE MONTHS ENDED MARCH 31, 2018
                                              --------------------------------------------------------------------------
                                                                        DISCONTINUED
                                              AS PREVIOUSLY  GROSS DAC   OPERATIONS                IMPACT OF
                                                REPORTED     ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ---------- ------------  -----------  ---------  ----------
                                                                             (IN MILLIONS)
  Income (loss) from continuing operations,
   before income taxes.......................  $        (84) $       --  $      (201) $      (285)       (88)       (373)
  Income tax (expense) benefit from
   continuing operations.....................            44          --           17           61         19          80
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss) from
   continuing operations.....................           (40)         --         (184)        (224)       (69)       (293)
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss)..........................           (40)         --         (155)        (195)       (69)       (264)
                                               ------------  ----------  -----------  -----------   --------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................  $       (194) $       --  $        --  $      (194)  $    (69) $     (263)
                                               ============  ==========  ===========  ===========   ========  ==========

                                                                THREE MONTHS ENDED MARCH 31, 2018
                                                 ---------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                   REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                 -------------  ------------  -----------  ---------  ----------
                                                                          (IN MILLIONS)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................. $         (40) $       (155) $      (195) $     (69) $     (264)
                                                 -------------  ------------  -----------  ---------  ----------
  Comprehensive income (loss)................... $        (789) $       (162) $      (951) $     (69) $   (1,020)
                                                 -------------  ------------  -----------  ---------  ----------
  COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE................................ $        (950) $         --  $      (950) $     (69) $   (1,019)
                                                 =============  ============  ===========  =========  ==========
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year.......... $       9,010  $         --  $     9,010  $     (72) $    8,938
                                                 -------------  ------------  -----------  ---------  ----------
  Net income (loss).............................          (194)           --         (194)       (69)       (263)
                                                 -------------  ------------  -----------  ---------  ----------
  Retained earnings, end of period..............         8,824            --        8,824       (141)      8,683
  Total AXA Equitable's equity, end of period...        15,545                     15,545       (141)     15,404
                                                 -------------  ------------  -----------  ---------  ----------
   TOTAL EQUITY, END OF PERIOD.................. $      18,633  $         --  $    18,633  $    (141) $   18,492
                                                 =============  ============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2018
                                                 ------------------------------------------------------------
                                                                   PRESENTATION
                                                  AS REPORTED    RECLASSIFICATIONS    REVISIONS    AS REVISED
                                                 -------------  ------------------  ------------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/.......................... $         (40) $               --  $        (69) $      (109)
  Adjustments to reconcile net income (loss) to
   net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances...........................           338                  --           (83)         255
   Policy charges and fee income................          (869)                 --             8         (861)
   Net derivative (gains) losses................           777                  --            38          815
   Amortization and depreciation................            --                 137            64          201
   Amortization of deferred sales commission....             7                  (7)           --           --
   Other depreciation and amortization..........           (23)                 23            --           --
   Amortization of other Intangibles............             8                  (8)           --           --
   Equity (income) loss from
     limited partnerships.......................            --                 (39)           --          (39)
   Distributions from joint ventures and
     limited partnerships.......................            25                 (25)           --           --

                                                          THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               ------------  ------------------  ---------  ----------
                                                                    (IN MILLIONS)
  Changes in:
   Reinsurance recoverable.................... $          2  $               --  $    (149) $     (147)
   Deferred policy acquisition costs..........           10                 (10)        --          --
   Capitalization of deferred policy
     acquisition costs........................           --                (135)        --        (135)
   Future policy benefits.....................         (191)                 --         (7)       (198)
   Current and deferred income taxes..........          (52)                 --        132          80
   Other, net.................................         (122)                 64         70          12
                                               ------------  ------------------  ---------  ----------
  Net cash provided by (used in)
   operating activities....................... $        (21) $               --  $       4  $      (17)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
    sale/maturity/prepayment of:
   Trading account securities................. $      1,606  $               --  $      77  $    1,683
   Real estate held for the production
     of income................................           --                 140         --         140
   Short-term investments.....................           --                 688         --         688
   Other......................................           54                (140)        --         (86)
  Payment for the purchase/origination of:
   Short-term investments.....................           --                (377)        --        (377)
  Cash settlements related to
   derivative instruments.....................          (14)                 --       (489)       (503)
  Change in short-term investments............          396                (311)       (85)         --
  Other, net..................................         (560)                 --        153        (407)
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  investing activities........................ $       (639) $               --  $    (344) $     (983)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $      2,366  $               --  $    (468) $    1,898
   Withdrawals................................       (1,322)                 --        241      (1,081)
   Transfer (to) from Separate Accounts.......         (115)                 --        567         452
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  financing activities........................ $      1,040  $               --  $     340  $    1,380
                                               ------------  ------------------  ---------  ----------

   --------
  /(1)/Net income (loss) includes $154 million in the three months ended
       March 31, 2018 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of June 30, 2018 and for the three and six months ended
   June 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                   AS OF JUNE 30, 2018
                                               ------------------------------------------------------------
                                                   AS      DISCONTINUED
                                               PREVIOUSLY   OPERATIONS               IMPACT OF
                                                REPORTED    ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ----------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
  ASSETS:
   Deferred policy acquisition costs.......... $     4,786  $        -- $      4,786 $     (76) $     4,710
   Amounts due from reinsurers................       3,088           --        3,088        (9)       3,079
   Current and deferred taxes.................         159          422          581         3          584
                                               -----------  ----------- ------------ ---------  -----------
     Total Assets............................. $   219,306  $        -- $    219,306 $     (82) $   219,224
                                               -----------  ----------- ------------ ---------  -----------
  LIABILITIES:
   Future policyholders' benefits and other
     policyholders' liabilities............... $    28,122  $        -- $     28,122 $     (64) $    28,058
                                               -----------  ----------- ------------ ---------  -----------
     Total Liabilities........................ $   202,196  $        -- $    202,196 $     (64) $   202,132
                                               -----------  ----------- ------------ ---------  -----------

                                                                   AS OF JUNE 30, 2018
                                               -----------------------------------------------------------
                                                   AS     DISCONTINUED
                                               PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED   ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ---------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    6,617 $         -- $      6,617 $     (18) $     6,599
   AXA Equitable Equity.......................     13,925           --       13,925       (18)      13,907
                                               ---------- ------------ ------------ ---------  -----------
     Total Equity.............................     16,964           --       16,964       (18)      16,946
                                               ---------- ------------ ------------ ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity......... $  219,306 $         -- $    219,306 $     (82) $   219,224
                                               ========== ============ ============ =========  ===========

                                                                     THREE MONTHS ENDED JUNE 30, 2018
                                               ----------------------------------------------------------------------------
                                                                          DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         904  $       --   $        --  $       904   $    (21) $       883
   Net derivative gains (losses)..............          (312)         --            --         (312)        27         (285)
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total revenues...........................         2,439          --          (824)       1,615          6        1,621
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,339          --            --        1,339        (38)       1,301
   Compensation and benefits..................           466         (32)         (360)          74         --           74
   Commissions and distribution
     related payments.........................           377        (112)         (106)         159         --          159
   Amortization of deferred policy
     acquisition costs........................            31         145             1          177          5          182
   Other operating costs and expenses.........         2,486          (1)         (172)       2,313         --        2,313
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         4,950          --          (639)       4,311        (33)       4,278
                                               -------------  ----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,511)         --          (185)      (2,696)        39       (2,657)
  Income tax (expense) benefit from
   continuing operations......................           553          --             8          561         (9)         552
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (1,958)         --          (177)      (2,135)        30       (2,105)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (1,958)         --          (156)      (2,114)        30       (2,084)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,114) $       --   $        --  $    (2,114)  $     30  $    (2,084)
                                               =============  ==========   ===========  ===========   ========  ===========

                                                              THREE MONTHS ENDED JUNE 30, 2018
                                              ---------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ------------  -----------  --------- -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (1,958)  $      (156) $    (2,114)  $     30 $    (2,084)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss)................        (2,278)         (142)      (2,420)        30      (2,390)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (2,420)  $        --  $    (2,420)  $     30 $    (2,390)
                                              =============   ===========  ===========   ======== ===========

                                                                       SIX MONTHS ENDED JUNE 30, 2018
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  -----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,773  $        --   $        --  $     1,773   $    (29) $     1,744
   Net derivative gains (losses)..............        (1,172)          --            (2)      (1,174)        72       (1,102)
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total revenues...........................         4,387           --        (1,670)       2,717         43        2,760
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,828           --            --        1,828        (47)       1,781
   Compensation and benefits..................           992          (65)         (704)         223         --          223
   Commissions and distribution
     related payments.........................           748         (213)         (216)         319         --          319
   Amortization of deferred policy
     acquisition costs........................            89          280             1          370         21          391
   Other operating costs and expenses.........         2,926           (2)         (361)       2,563         --        2,563
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         7,100           --        (1,284)       5,816        (26)       5,790
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,713)          --          (386)      (3,099)        69       (3,030)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income tax (expense) benefit from
   continuing operations......................           622           --            25          647        (15)         632
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (2,091)          --          (361)      (2,452)        54       (2,398)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (2,091)          --          (311)      (2,402)        54       (2,348)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,401) $        --   $        --  $    (2,401)  $     54  $    (2,347)
                                               =============  ===========   ===========  ===========   ========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                              -----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                  IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                              -------------  ------------  -------------  --------- -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (2,091)  $      (311) $      (2,402) $      54 $    (2,348)
                                              -------------   -----------  -------------  --------- -----------
  Comprehensive income (loss)................        (3,160)         (305)        (3,465)        54      (3,411)
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (3,463)  $        --  $      (3,463) $      54 $    (3,409)
                                              =============   ===========  =============  ========= ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                               ---------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ -----------  ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       9,010  $         -- $     9,010  $     (72) $     8,938
  Net income (loss) attributable to
   AXA Equitable..............................        (2,401)           --      (2,401)        54       (2,347)
                                               -------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period............         6,617            --       6,617        (18)       6,599
                                               -------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.        13,925            --      13,925        (18)      13,907
                                               -------------  ------------ -----------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      16,964  $         -- $    16,964  $     (18) $    16,946
                                               =============  ============ ===========  =========  ===========

                                                           SIX MONTHS ENDED JUNE 30, 2018
                                                ----------------------------------------------------
                                                             PRESENTATION
                                                     AS      RECLASSIFI-
                                                  REPORTED     CATIONS      REVISIONS    AS REVISED
                                                -----------  ------------  -----------  ------------
                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $    (2,091) $         --  $        54  $     (2,037)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,773)           --           29        (1,744)
   Net derivative (gains) losses...............       1,172            --          (72)        1,100
   Amortization and depreciation...............          --           335           21           356
   Amortization of deferred sales commission...          13           (13)          --            --
   Other depreciation and amortization.........         (45)           45           --            --
   Equity (income) loss from
     limited partnerships......................          --           (60)          --           (60)
   Distributions from joint ventures and
     limited partnerships......................          44           (44)          --            --
   Cash received on the recapture of
     captive reinsurance.......................       1,099            --          174         1,273
   Changes in:
     Reinsurance recoverable...................          15            --          166           181
     Deferred policy acquisition costs.........          89           (89)          --            --
     Capitalization of deferred policy
       acquisition costs.......................          --          (280)          --          (280)
     Future policy benefits....................         396            --         (554)         (158)
     Current and deferred income taxes.........        (645)           --          167          (478)
     Other, net................................         416           104         (304)          216
                                                -----------  ------------  -----------  ------------
  Net cash provided by (used in)
   operating activities........................ $     1,190  $         (2) $      (319) $        869
                                                -----------  ------------  -----------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Trading account securities.................. $     4,843  $         --  $        24  $      4,867
   Real estate joint ventures..................          --           140           --           140
   Short-term investments......................          --         1,331          (24)        1,307
   Other.......................................         260          (140)          --           120
  Payment for the purchase/origination of:
   Short-term investments......................          --        (1,081)         205          (876)
  Cash settlements related to
   derivative instruments......................        (267)           --         (489)         (756)
  Change in short-term investments.............         248          (248)          --            --
  Other, net...................................         379            --           11           390
                                                -----------  ------------  -----------  ------------
Net cash provided by (used in)
  investing activities......................... $    (1,605) $          2  $      (273) $     (1,876)
                                                -----------  ------------  -----------  ------------

                                                         SIX MONTHS ENDED JUNE 30, 2018
                                              ----------------------------------------------------
                                                           PRESENTATION
                                                   AS      RECLASSIFI-
                                                REPORTED     CATIONS      REVISIONS    AS REVISED
                                              -----------  ------------ ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $     5,227  $         -- $     (1,107) $      4,120
   Withdrawals...............................      (2,611)           --          480        (2,131)
   Transfer (to) from Separate Accounts......        (305)           --        1,219           914

   --------
  /(1)/Net income (loss) includes $310 million in the six months ended June 30, 2018 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated statement of cash flows for the nine months ended September 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of or for the three and nine months ended September 30, 2018 are not presented as these revisions were already reflected in the Company's September 30, 2018 Form 10-Q.

                                                           NINE MONTHS ENDED SEPTEMBER 30, 2018
                                                ---------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS    REVISIONS   AS REVISED
                                                -----------  -------------------  ----------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Amortization and depreciation............... $        --  $               258  $       --  $       258
   Amortization of deferred sales commission...          17                  (17)         --           --
   Other depreciation and amortization.........         (60)                  60          --           --
   Equity (income) loss from
     limited partnerships......................          --                  (83)         --          (83)
   Distribution from joint ventures and
     limited partnerships......................          63                  (63)         --           --
   Cash received on the recapture of
     captive reinsurance.......................       1,099                   --         174        1,273
   Changes in:.................................
     Reinsurance recoverable...................          20                   --          86          106
     Deferred policy acquisition costs.........        (129)                 129          --           --
     Capitalization of deferred policy
       acquisition costs.......................          --                 (432)         --         (432)
     Future policy benefits....................         (58)                  --        (541)        (599)
     Current and deferred income taxes.........        (264)                  --        (400)        (664)
     Other, net................................         123                  146         179          448
                                                -----------  -------------------  ----------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING
   ACTIVITIES.................................. $     1,614  $                (2) $     (502) $     1,110
                                                -----------  -------------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:
     Trading account securities................ $     6,913  $                --  $       77  $     6,990
     Real estate joint ventures................          --                  140          --          140
     Short-term investments....................          --                1,806          --        1,806
     Other.....................................         344                 (140)         --          204
     Short-term investments....................          --               (1,530)        204       (1,326)
  Cash settlements related to
   derivative instruments......................        (584)                  --        (492)      (1,076)
  Change in short-term investments.............         350                 (274)        (77)          (1)
  Other, net...................................         305                   --         (19)         286
                                                -----------  -------------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (2,990) $                 2  $     (307) $    (3,295)
                                                -----------  -------------------  ----------  -----------

                                                         NINE MONTHS ENDED SEPTEMBER 30, 2018
                                              ----------------------------------------------------------
                                                                PRESENTATION
                                               AS REPORTED    RECLASSIFICATIONS    REVISIONS  AS REVISED
                                              -------------  -------------------- ----------  ----------
                                                                     (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $       7,852  $                 -- $   (1,668) $    6,184
   Withdrawals...............................        (4,014)                   --        760      (3,254)
   Transfer (to) from Separate Accounts......          (338)                   --      1,717       1,379
                                              -------------  -------------------- ----------  ----------
Net cash provided by (used in)
  financing activities....................... $       1,293  $                 -- $      809  $    2,102
                                              -------------  -------------------- ----------  ----------

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 20 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- -------------  ------------ ---------  ----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $        4,961 $          --  $      4,961 $     (64) $    4,897
                                              -------------- -------------  ------------ ---------  ----------
   Total Assets.............................. $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,691 $          --  $     28,691 $      66  $   28,757
  Current and deferred taxes.................          2,726          (562)        2,164       (46)      2,118
                                              -------------- -------------  ------------ ---------  ----------
   Total Liabilities......................... $      195,091 $          --  $    195,091 $      20  $  195,111
                                              -------------- -------------  ------------ ---------  ----------
EQUITY:
  Retained Earnings.......................... $        5,978 $          --  $      5,978 $     (84) $    5,894
                                              -------------- -------------  ------------ ---------  ----------
  AXA Equitable Equity.......................         11,459            --        11,459       (84)     11,375
                                              -------------- -------------  ------------ ---------  ----------
  Noncontrolling interest....................          3,046            --         3,046        --       3,046
  Total Equity...............................         14,505            --        14,505       (84)     14,421
                                              -------------- -------------  ------------ ---------  ----------
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY........................ $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========

                                                                       THREE MONTHS ENDED MARCH 31, 2017
                                               --------------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS   AS REVISED
                                               -------------  ----------- -------------  ------------  ----------  ------------
                                                                                 (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         852  $        -- $          --  $        852  $      (22) $        830
   Net derivative gains (losses)..............          (362)          --            10          (352)          7          (345)
                                               -------------  ----------- -------------  ------------  ----------  ------------
     Total revenues...........................         2,314           --          (745)        1,569         (15)        1,554

                                                                     THREE MONTHS ENDED MARCH 31, 2017
                                               -----------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  -----------  -------------  -----------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           975           --             --          975         (3)        972
   Interest credited to policyholders'
     account balances.........................           279           --             --          279        (30)        249
   Compensation and benefits..................           438          (33)          (322)          83         --          83
   Commissions and distribution
     related payments.........................           382         (114)           (96)         172         --         172
   Amortization of deferred policy
     acquisition costs........................            29          148             --          177         63         240
   Other operating costs and expenses.........           381           (1)          (179)         201         --         201
                                               -------------  -----------  -------------  -----------  ---------  ----------
     Total benefits and other deductions......         2,489           --           (598)       1,891         30       1,921
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Income (loss) from continuing operations,
   before income taxes........................          (175)          --           (147)        (322)       (45)       (367)
  Income tax (expense) benefit from
   continuing operations......................           121           --             11          132         16         148
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss) from
   continuing operations......................           (54)          --           (136)        (190)       (29)       (219)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss)...........................           (54)          --           (118)        (172)       (29)       (201)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................. $        (172) $        --  $          --  $      (172) $     (29) $     (201)
                                               =============  ===========  =============  ===========  =========  ==========

                                                              THREE MONTHS ENDED MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  -------------  -----------  ---------  ----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $         (54) $        (118) $      (172) $     (29) $     (201)
                                              -------------  -------------  -----------  ---------  ----------
   Change in unrealized gains (losses), net
     of reclassification adjustment..........            92             --           92         21         113
   Total other comprehensive income (loss),
     net of income taxes.....................           127             (7)         120         21         141
                                              -------------  -------------  -----------  ---------  ----------
   Comprehensive income (loss)...............            73           (125)         (52)        (8)        (60)
                                              -------------  -------------  -----------  ---------  ----------
   COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE
     TO AXA EQUITABLE........................ $         (52) $          --  $       (52) $      (8) $      (60)
                                              =============  =============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2017
                                               ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ ------------  ---------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       6,150  $         -- $      6,150  $     (55) $     6,095
  Net income (loss) attributable to
   AXA Equitable..............................          (172)           --         (172)       (29)        (201)
                                               -------------  ------------ ------------  ---------  -----------
  Retained earnings, end of period............         5,978            --        5,978        (84)       5,894
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   beginning of year..........................            17            --           17        (21)          (4)
  Other comprehensive income (loss)...........           120            --          120         21          141
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   end of period..............................           137            --          137         --          137
                                               -------------  ------------ ------------  ---------  -----------
  Total AXA Equitable's equity, end of period.        11,459            --       11,459        (84)      11,375
                                               -------------  ------------ ------------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      14,505  $         -- $     14,505  $     (84) $    14,421
                                               =============  ============ ============  =========  ===========

                                                            THREE MONTHS ENDED MARCH 31, 2017
                                                --------------------------------------------------------
                                                                 PRESENTATION
                                                 AS REPORTED   RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                -------------  -----------------  ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $         (54) $              --  $     (29) $       (83)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances..........................           279                 --        (30)         249
   Policy charges and fee income...............          (852)                --         22         (830)
   Net derivative (gains) losses...............           362                 --         (7)         355
   Amortization and depreciation...............            --                229         63          292
   Amortization of deferred sales commission...             9                 (9)        --           --
   Other depreciation and amortization.........            36                (36)        --           --
   Amortization of other intangibles...........             8                 (8)        --           --
   Equity (income) loss from
     limited partnerships......................            --                (39)        --          (39)
   Distributions from joint ventures and
     limited partnerships......................            26                (26)        --           --
   Changes in:                                                                                        --
     Reinsurance recoverable...................           (23)                --       (173)        (196)
     Deferred policy acquisition costs.........            29                (29)        --           --
     Capitalization of deferred policy
       acquisition costs.......................            --               (148)        --         (148)
     Future policy benefits....................           241                 --         17          258
     Current and deferred income taxes.........          (188)                --         (6)        (194)
     Other, net................................           151                 65         --          216
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES......................... $          18  $              (1) $    (143) $      (126)
                                                -------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments...................... $          --  $             631  $      --  $       631
  Payment for the purchase/origination of:
   Short-term investments......................            --               (376)      (289)        (665)
  Change in short-term investments.............           254               (254)        --           --
  Other, net...................................            43                 --        100          143
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES......................... $      (2,447) $               1  $    (189) $    (2,635)
                                                -------------  -----------------  ---------  -----------

                                                        THREE MONTHS ENDED MARCH 31, 2017
                                              -----------------------------------------------------
                                                                  PRESENTATION
                                               AS REPORTED      RECLASSIFICATIONS REVISIONS  AS REVISED
                                              ------------      ----------------- ---------  ----------
                                                                  (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits................................... $      2,240         $           --  $    269  $    2,509
  Withdrawals................................         (785)                    --      (157)       (942)
  Transfer (to) from Separate Accounts.......          176                     --       220         396
                                              ------------         --------------  --------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES....................... $      2,306         $           --  $    332  $    2,638
                                              ------------         --------------  --------  ----------

   --------
  /(1)/Net income (loss) includes $118 million in the three months ended
       March 31, 2017 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of and for the three and six months ended June 30, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              ------------- --------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $       4,913 $           --  $     4,913 $     (63) $     4,850
                                              ------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $      29,679 $           --  $    29,679 $      53  $    29,732
  Current and deferred taxes.................         3,267           (542)       2,725       (39)       2,686
                                              ------------- --------------  ----------- ---------  -----------
   Total Liabilities......................... $     199,095 $           --  $   199,095 $      14  $   199,109
                                              ------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $       7,479 $           --  $     7,479 $     (77) $     7,402
                                              ------------- --------------  ----------- ---------  -----------
  AXA Equitable Equity.......................        13,273             --       13,273       (77)      13,196
                                              ------------- --------------  ----------- ---------  -----------
  Total Equity...............................        16,257             --       16,257       (77)      16,180
                                              ------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========

                                                                   THREE MONTHS ENDED JUNE 30, 2017
                                               -------------------------------------------------------------------------
                                                                        DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC   OPERATIONS                IMPACT OF
                                                 REPORTED    ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               ------------- ---------- ------------  ----------- ----------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         846 $       -- $         --  $       846 $      (12) $      834
   Net derivative gains (losses)..............         1,763         --            5        1,768          8       1,776
                                               ------------- ---------- ------------  ----------- ----------  ----------
     Total revenues...........................         4,548         --         (781)       3,767         (4)      3,763

                                                                      THREE MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                 IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  ----------  -------------  ------------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       1,363  $       --  $          --  $      1,363  $      (7) $    1,356
   Interest credited to policyholders'
     account balances.........................           208          --             --           208         (9)        199
   Compensation and benefits..................           450         (32)          (328)           90         --          90
   Commissions and distribution
     related payments.........................           389        (116)          (103)          170         --         170
   Amortization of deferred policy
     acquisition costs........................           (49)        150             --           101         (1)        100
   Other operating costs and expenses.........           149          (2)          (208)          (61)        --         (61)
                                               -------------  ----------  -------------  ------------  ---------  ----------
     Total benefits and other deductions......         2,516          --           (641)        1,875        (17)      1,858
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income (loss) from continuing operations,
  before income taxes.........................         2,032          --           (140)        1,892         13       1,905
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income tax (expense) benefit from
  continuing operations.......................          (419)         --             11          (408)        (5)       (413)
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) from continuing operations..         1,613          --           (129)        1,484          8       1,492
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss).............................         1,613          --           (113)        1,500          8       1,508
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) attributable to
  AXA Equitable............................... $       1,500  $       --  $          --  $      1,500  $       8  $    1,508
                                               =============  ==========  =============  ============  =========  ==========

                                                              THREE MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                 IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED  REVISIONS AS REVISED
                                              -------------- --------------  ------------ --------- -----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $        1,613 $         (113) $      1,500 $       8 $     1,508
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss)...............          1,887            (93)        1,794         8       1,802
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss) attributable
     to AXA Equitable........................ $        1,794 $           --  $      1,794 $       8 $     1,802
                                              ============== ==============  ============ ========= ===========

                                                                     SIX MONTHS ENDED JUNE 30, 2017
                                               --------------------------------------------------------------------------
                                                                         DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC    OPERATIONS               IMPACT OF
                                                 REPORTED    ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                               ------------- ---------- -------------  ----------- ---------  -----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,698 $       -- $          --  $     1,698 $     (34) $     1,664
   Net derivative gains (losses)..............         1,362         --            15        1,377        54        1,431
                                               ------------- ---------- -------------  ----------- ---------  -----------
     Total revenues...........................         6,823         --        (1,526)       5,297        20        5,317

                                                                       SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  -------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       2,338  $       --  $          --  $     2,338  $     (10) $     2,328
   Compensation and benefits..................           888         (65)          (650)         173         --          173
   Commissions and distribution
     related payments.........................           771        (230)          (199)         342         --          342
   Amortization of deferred policy
     acquisition costs........................           (20)        298             --          278         62          340
   Other operating costs and expenses.........           530          (3)          (387)         140         --          140
                                               -------------  ----------  -------------  -----------  ---------  -----------
     Total benefits and other deductions......         4,966          --         (1,239)       3,727         52        3,779
                                               -------------  ----------  -------------  -----------  ---------  -----------
Income (loss) from continuing operations,
  before income taxes.........................         1,857          --           (287)       1,570        (32)       1,538
Income tax (expense) benefit from
  continuing operations.......................          (298)         --             22         (276)        11         (265)
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss) from continuing operations..         1,559          --           (265)       1,294        (21)       1,273
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss).............................         1,559          --           (231)       1,328        (21)       1,307
Net income (loss) attributable to
  AXA Equitable............................... $       1,328  $       --  $          --  $     1,328  $     (21) $     1,307
                                               =============  ==========  =============  ===========  =========  ===========

                                                               SIX MONTHS ENDED JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- ------------  ------------ ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $        1,559 $       (231) $      1,328 $     (21) $     1,307
                                              -------------- ------------  ------------ ---------  -----------
  Change in unrealized gains (losses), net
   of reclassification adjustment............            386           --           386        21          407
  Other comprehensive income.................            401           13           414        21          435
                                              -------------- ------------  ------------ ---------  -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $        1,742 $         --  $      1,742 $      --  $     1,742
                                              ============== ============  ============ =========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                            DISCONTINUED
                                              AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED     ADJUSTMENT  AS ADJUSTED  REVISIONS    AS REVISED
                                              ------------- ------------ ------------ ---------  --------------
                                                                        (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year....... $       6,151 $         -- $      6,151 $     (56) $        6,095
  Net income (loss) attributable to
   AXA Equitable.............................         1,328           --        1,328       (21)          1,307
                                              ------------- ------------ ------------ ---------  --------------
  Retained earnings, end of period...........         7,479           --        7,479       (77)          7,402
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   beginning of year.........................            17           --           17       (21)             (4)
  Other comprehensive income (loss)..........           414           --          414        21             435
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   end of period.............................           431           --          431        --             431
                                              ------------- ------------ ------------ ---------  --------------
  Total AXA Equitable's equity, end
    of period................................        13,273           --       13,273       (77)         13,196
                                              ------------- ------------ ------------ ---------  --------------
  Noncontrolling interest, end of period.....         2,984           --        2,984        --           2,984
                                              ------------- ------------ ------------ ---------  --------------
   TOTAL EQUITY, END OF PERIOD............... $      16,257 $         -- $     16,257 $     (77) $       16,180
                                              ============= ============ ============ =========  ==============

                                                             SIX MONTHS ENDED JUNE 30, 2017
                                                -------------------------------------------------------
                                                               PRESENTATION
                                                AS REPORTED  RECLASSIFICATIONS   REVISIONS   AS REVISED
                                                -----------  -----------------  ----------  -----------
                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $     1,559  $              --  $      (21) $     1,538
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,698)                --          34       (1,664)
   Net derivative (gains) losses...............      (1,362)                --         (54)      (1,416)
   Amortization and depreciation...............          --                233          62          295
   Amortization of deferred sales commission...          17                (17)         --           --
   Other depreciation and amortization.........         (61)                61          --           --
   Equity (income) loss from
     limited partnerships......................          --                (65)         --          (65)
   Distribution from joint ventures and
     limited partnerships......................          50                (50)         --           --
   Changes in:
     Reinsurance recoverable...................        (194)                --        (354)        (548)
     Deferred policy acquisition costs.........          43                (43)         --           --
     Capitalization of deferred policy
       acquisition costs.......................         (63)              (235)         --         (298)
     Future policy benefits....................       1,303                 --          45        1,348
     Current and deferred income taxes.........         204                 --           3          207
     Other, net................................          84                115          --          199
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  operating activities......................... $       (75) $              (1) $     (285) $      (361)
                                                -----------  -----------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
  sale/maturity/prepayment of:
   Short-term investments...................... $        --  $           1,078  $       --  $     1,078
  Payment for the purchase/origination of:
   Short-term investments......................          --             (1,599)         --       (1,599)
  Change in short-term investments.............        (508)               522         (14) $        --
  Other, net...................................         243                 --        (197)          46
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (3,588) $               1  $     (211) $    (3,798)
                                                -----------  -----------------  ----------  -----------

                                                           SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS REVISIONS   AS REVISED
                                               -----------  ----------------- ---------  -----------
                                                                   (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $     4,109   $             -- $     784  $     4,893
   Withdrawals................................      (1,557)                --      (284)      (1,841)
     Transfer (to) from Separate Accounts.....         767                 --        (4)         763
                                               -----------   ---------------- ---------  -----------
Net cash provided by (used in)
  financing activities........................ $     4,182   $             -- $     496  $     4,678
                                               -----------   ---------------- ---------  -----------

   --------
  /(1)/Net income (loss) includes $231 million in the six months ended June 30, 2017 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items in the consolidated statement of cash flows for the nine months ended September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of and for the three and nine months ended September 30, 2017 are not included as these revisions were already reflected in the Company's September 30, 2018
   Form 10-Q.

                                                        NINE MONTHS ENDED SEPTEMBER 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               -----------  -----------------  ---------  ----------
                                                                   (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
 Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Amortization and depreciation...............  $       --  $             432  $      --  $      432
  Other depreciation and amortization.........         (67)                67         --          --
  Equity (income) loss from
    limited partnerships......................          --               (103)        --        (103)
  Distribution from joint ventures and
    limited partnerships......................          94                (94)        --          --
  Changes in:
    Reinsurance recoverable...................        (361)                --       (455)       (816)
    Deferred policy acquisition costs.........          42                (42)        --          --
    Capitalization of deferred policy
      acquisition costs.......................          --               (433)        --        (433)
    Future policy benefits....................       1,146                 --        168       1,314
    Current and deferred income taxes.........         640                 --       (389)        251
    Other, net................................         617                197         --         814
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES........................  $      994  $              (1) $    (676) $      317
                                                ----------  -----------------  ---------  ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments.....................  $       --  $           1,909  $      --  $    1,909
  Payment for the purchase/origination of:
   Short-term investments.....................          --             (2,174)        --      (2,174)
  Change in short-term investments............        (266)               266         --          --
  Other, net..................................        (258)                --        203         (55)
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES........................  $   (5,231) $               1  $     203  $   (5,027)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits....................................  $    5,871  $              --  $   1,116  $    6,987
  Withdrawals.................................      (2,574)                --       (244)     (2,818)
  Transfer (to) from Separate Accounts........       1,617                 --       (399)      1,218
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES........................  $    5,460  $              --  $     473  $    5,933
                                                ----------  -----------------  ---------  ----------

22)SUBSEQUENT EVENTS

   AXA Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the "2019 Plan")

   In November 2018, Holdings' Board of Directors and AXA, as Holdings' then controlling stockholder, adopted the 2019 Plan, which became effective January 1, 2019, with a total of 5.2 million shares of common stock reserved for issuance thereunder. On February 25, 2019, the Compensation Committee of Holdings' Board of Directors approved an amendment to the 2019 Plan increasing the amount of shares of Holdings' common stock available for issuance in connection with equity awards granted under the 2019 Plan by two million shares. The holder of a majority of the outstanding shares of Holdings' common stock executed a written consent approving the increase on February 28, 2019.

   AXA Secondary Offering of Holdings Common Stock and Holdings Share Buy-back

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Holdings and the sale to Holdings of 30 million shares of common stock of Holdings. Following the completion of this secondary offering and the share buyback by Holdings, AXA owns 48.3% of the shares of common stock of Holdings. As a result, Holdings is no longer a majority owned subsidiary of AXA.

   Repayment of Senior Surplus Note

   On December 28, 2018, the Company, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The Company repaid this note on March 5, 2019.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2018

                                                                            AMOUNT AT
                                                                           WHICH SHOWN
                                                                           ON BALANCE
                                                COST/(1)/    FAIR VALUE       SHEET
                                              ------------- ------------- -------------
                                                            (IN MILLIONS)
Fixed Maturities:
  U.S. government, agencies and authorities.. $      13,646 $      13,335 $      13,335
  State, municipalities and
   political subdivisions....................           408           454           454
  Foreign governments........................           515           519           519
  Public utilities...........................         4,614         4,569         4,569
  All other corporate bonds..................        22,076        21,807        21,807
  Residential mortgage-backed................           193           202           202
  Asset-backed...............................           600           590           590
  Redeemable preferred stocks................           440           439           439
                                              ------------- ------------- -------------
Total fixed maturities.......................        42,492        41,915        41,915
Mortgage loans on real estate/(2)/...........        11,825        11,478        11,818
Real estate held for the production
   of income.................................            52            52            52
Policy loans.................................         3,267         3,944         3,267
Other equity investments.....................         1,103         1,144         1,144
Trading securities...........................        15,361        15,166        15,166
Other invested assets........................         1,554         1,554         1,554
                                              ------------- ------------- -------------
Total Investments............................ $      75,654 $      75,253 $      74,916
                                              ============= ============= =============

   --------
  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
  /(2)/Balance Sheet amount for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                    ASSUMED             PERCENTAGE
                                                         CEDED TO    FROM               OF AMOUNT
                                                GROSS      OTHER     OTHER      NET      ASSUMED
                                                AMOUNT   COMPANIES COMPANIES   AMOUNT     TO NET
                                              ---------- --------- --------- ---------- ----------
                                                                  (IN MILLIONS)
AS OF DECEMBER 31, 2018
Life insurance in-force...................... $  390,374 $  69,768 $  30,322 $  350,928        8.6%
                                              ========== ========= ========= ==========  =========

FOR THE YEAR ENDED DECEMBER 31, 2018
Premiums:
Life insurance and annuities................. $      787 $     128 $     177 $      836       21.2%
Accident and health..........................         49        32         9         26       34.6%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      836 $     160 $     186 $      862       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2017
Life insurance in-force/(2)/................. $  392,926 $  73,843 $  30,300 $  349,383        8.7%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2017
Premiums:
Life insurance and annuities................. $      826 $     135 $     186 $      877       21.2%
Accident and health..........................         54        36         9         27       33.3%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      880 $     171 $     195 $      904       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2016
Life insurance in-force...................... $  399,230 $  78,760 $  31,722 $  352,192        9.0%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2016
Premiums:
Life insurance and annuities................. $      790 $     135 $     197 $      852       23.1%
Accident and health..........................         60        41         9         28       32.1%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      850 $     176 $     206 $      880       23.4%
                                              ========== ========= ========= ==========  =========

   --------
  /(1)/Includes amounts related to the discontinued group life and health business.
  /(2)/Previously reported amounts for "Life insurance in-force -- Ceded to other companies" of $41,330 million and "Net amount" of $381,896 have been revised due to an error.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (a)(iii)Third Amendment dated as of November 1, 2014 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) on April 19, 2016.

                (a)(iv)Fourth Amendment dated as of August 1, 2015 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, is incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement, (File No. 333-19925), on April 20, 2001.

                (c) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement, (File
                       No. 333-19925), on April 20, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                (d)(xv)Sixteenth Amendment dated May 1, 2016 to the General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

               (d)(xvi)Seventeenth Amendment to General Agent Sales Agreement,
                       dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

              (d)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                       No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit
                       No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (g) Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, is incorporated by reference herein to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

         4.     Contracts. (Including Riders and Endorsements)

                (a) Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         5.     Applications.

                (a) Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         6.     Depositor's Certificate of Incorporation And By-Laws.

                (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7.     Reinsurance Contracts. Not applicable.

         8.     Participation Agreements.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

            (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

           (a)(b)(viii)Amendment No. 7 dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

             (a)(b)(ix)Amendment No. 8 dated as of December 9, 2016 ("Amendment
                       No. 8"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

              (a)(b)(x)Amendment No. 9 dated as of May 1, 2017 ("Amendment No.
                       9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

             (a)(b)(xi)Amendment No. 10 dated as of November 1, 2017
                       ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

            (a)(b)(xii)Amendment No. 11 dated as of July 12, 2018 to the Second
                       Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a
                       (File No. 333-17217) filed on July 31, 2018.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (b)(iv)Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                       No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                (b)(ix)Amendment No. 5 dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

         9. Opinion and Consent of Shane Daly, Esq., Vice-President and Associate General Counsel, filed herewith.

         10.    (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Burberl                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Bertrand Poupart-Lafarge       Director
AXA France
313 Terrasse de l'Arche
92727 Nanterre Cedex, France

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer and Director

OTHER OFFICERS

*Nicholas B. Lane              President

*Dave S. Hattem                Senior Executive Director, General Counsel and
                               Secretary

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Managing Director and Chief Human
                               Resources Officer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Managing Director and Chief Information Officer

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*Andrienne Johnson             Managing Director and Chief Transformation
                               Officer

*Kevin Molloy                  Managing Director and Investor Relations Officer

*Keith Floman                  Managing Director and Deputy Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*William Eckert                Managing Director

*Kathryn Ferrero               Managing Director and Chief Marketing Officer

*William MacGregor             Managing Director and Associate General Counsel

*Paul Hance                    Managing Director and Chief Actuary

*David W. Karr                 Managing Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Mary Jean Bonadonna           Managing Director

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Yogita R. Naik                Managing Director

*Prabha ("Mary") Ng            Managing Director

*James O'Boyle                 Managing Director

*Robin M. Raju                 Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*Trey Reynolds                 Managing Director

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Holklister-Share       Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director and Chief Risk Officer

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Managing Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

         Set forth below is the subsidiary chart for the Holding Company:

         (a) The AXA Equitable Holdings, Inc. - Subsidiary Organization Chart:
Q1-2019 is incorporated herein by reference to Exhibit 26(a) to Registration Statement on Form N-4(File No. 2-30070) filed on April 16, 2019.

Item 27. Number of Contractowners

         As of March 31, 2019, there were 774 Qualified Contract Owners and 60 Non-Qualified Contract Owners of the Variable Immediate Annuity Contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.

                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                              (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                              (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                              (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                       (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of wAXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director and President

*Aaron Sarfatti                    Director

*Ralph E. Browning, II             Chief Privacy Officer

*Mary Jean Bonadonna               Chief Risk Officer

*Stephen Lank                      Chief Operating Officer

*Patricia Boylan                   Broker Dealer Chief Compliance Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Nicholas J. Gismondi              Vice President and Controller

*James O'Boyle                     Senior Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Investment Advisor Chief Compliance Officer

*Christian Cannon                  Vice President and General Counsel

*Samuel Schwartz                   Vice President

*Dennis Sullivan                   Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Francesca Divone                  Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 -------------------------------------------

*Ronald Herrmann                   Director and Senior Vice President

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred Ayensu-Ghartey             Vice President and General Counsel

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Matthew Drummond                  Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Gass                   Vice President

*Timothy Jaeger                    Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Samuel Schwartz                   Vice President

*Martin Woll                       Principal Operations Officer

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Sarah Vita                        Vice President

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

* Principal Business Address:
1290 Avenue of the Americas, NY, NY 10104

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Contracts.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 16th day of April, 2019.

                              SEPARATE ACCOUNT A OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                             (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                             (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 16th day of April, 2019.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Thomas Buberl                    Mark Pearson
Gerald Harlin                    Karima Silvent
Bertrand Poupart-Lafarge         Charles G.T. Stonehill
Daniel G. Kaye                   George Stansfield
Kristi A. Matus

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 16, 2019

                                 EXHIBIT INDEX

EXHIBIT NO.                       DESCRIPTION                        TAG VALUES
-----------                       -----------                        ----------

  9          Opinion and consent of Shane Daly                       EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP                   EX-99.10a

  10(b)      Powers of Attorney                                      EX-99.10b